UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road Dallas, TX	75201-1407
(Address of principal executive offices)	(Zip code)

Rodney R. Miller, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

registrant’s telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi-Annual Report

June 30, 2007

DATE TARGET FUNDS:

•	MyDestination 2005 Fund

•	MyDestination 2015 Fund

•	MyDestination 2025 Fund

•	MyDestination 2035 Fund

•	MyDestination 2045 Fund

BLENDED FUNDS:

•	Flexible Income Fund

•	Growth & Income Fund

•	Capital Opportunities Fund

•	Global Equity Fund

•	Flexible Income Fund I

•	Growth & Income Fund I

•	Capital Opportunities Fund I

•	Global Equity Fund I

SELECT FUNDS:

•	Money Market Fund

•	Low-Duration Bond Fund

•	Medium-Duration Bond Fund

•	Extended-Duration Bond Fund

•	Global Bond Fund

•	Equity Index Fund

•	Real Estate Securities Fund

•	Value Equity Fund

•	Growth Equity Fund

•	Small Cap Equity Fund

•	International Equity Fund

Well Done…good and faithful servant.     MATTHEW    25:21

GuideStone Funds

GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)

GuideStone Capital Management (“GSCM”)

GuideStone Financial Services (“GSFS”)

PFPC Distributors, Inc. (“PFPC”)

NOTICE CONCERNING YOUR PRIVACY RIGHTS

This notice will provide you with information concerning our policies with respect to nonpublic personal information that we collect about you in connection with the following financial products and services provided and/or serviced by the entities listed above: individual retirement accounts (“IRAs”) and/or personal mutual fund accounts.

The confidentiality of your information is important to us as we recognize that you depend on us to keep your information confidential, as described in this notice.

We collect nonpublic personal information about you with regard to your IRA and/or personal mutual fund accounts from the following sources:

•	Information we receive from you on applications or other forms;

•	Information about your transactions with us, our affiliates or others (including our third-party service providers);

•	Information we receive from others such as service providers, broker-dealers and your personal agents or representatives; and

•	Information you and others provide to us in correspondence sent to us, whether written, electronic or by telephone.

We may disclose such nonpublic personal financial information about you to one or more of our affiliates. An affiliate of an organization means any entity that controls, is controlled by, or is under common control with that organization. For example, GuideStone Financial Resources, GSCM and GSFS are affiliates of one another. GuideStone Funds, GuideStone Financial Resources, GSCM, GSFS and PFPC do not sell your personal information to nonaffiliated third parties.

We may also disclose any of the personal information that we collect about you to nonaffiliated third parties as permitted by law. For example, we may provide your information to nonaffiliated companies that provide account services or that perform marketing services on our behalf and to other financial institutions with whom we have joint marketing agreements. We restrict access to nonpublic personal information about you to those of our employees who need to know that information in order for us to provide and/or service products or services to you. We also maintain physical, electronic, and procedural safeguards to guard your personal information.

These procedures will continue to remain in effect after you cease to receive financial products and services from us.

If you have any questions concerning our customer information policy, please contact a customer service representative at 1-888-98-GUIDE.

This report has been prepared for shareholders of GuideStone Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing. Past performance is no guarantee of future results. Share prices will fluctuate and there may be a gain or loss when shares are redeemed.

1

LETTER FROM THE PRESIDENT

We are pleased to present you with the GuideStone Funds semi-annual report for the six months ended June 30, 2007.

As of June 30, 2007, we can report assets for GuideStone Funds totaled $9.7 billion representing a 14% increase over the same period last year.

On January 3, 2007, GuideStone Funds launched five new Date Target Funds, known as MyDestination Funds. Each MyDestination Fund invests in a diversified mix of the Select Funds which grows more conservative over time to meet a specified investment strategy. Designed to simplify investment decisions, the MyDestination Funds provide shareholders with the option of choosing a single fund in which investment professionals manage the asset allocation and rebalance the portfolio.

In keeping with our commitment to maximize shareholder returns and manage costs, GuideStone Funds elected to eliminate the GS8 Class, effective June 1, 2007. The shares of the GS8 Class of each Fund were exchanged for shares of the GS6 Class of the same Fund on a share-for-share basis. Former GS8 shareholders now benefit from the lower expense structure of the GS6 Class.

We appreciate your ongoing confidence in GuideStone Funds and will continue to enhance the products and services delivered to you – our shareholders.

If you have any questions concerning the report, please contact us at 1-888-98-GUIDE (1-888-984-8433) or by email at info@guidestone.org. Visit our redesigned website at www.GuideStoneFunds.org. Thank you for choosing to invest in GuideStone Funds.

Sincerely,

John R. Jones

The MyDestination Funds attempt to achieve their objectives by investing in the GuideStone Select Funds. By investing in these fund-of-funds, you will incur the expenses of the MyDestination Funds in addition to those of the underlying Select Funds. You may invest in the Select Funds directly, except the Global Bond Fund. The MyDestination Funds are also subject to the risks of the underlying funds they hold.

2

FROM THE CHIEF INVESTMENT OFFICER

Rodric E. Cummins, CFA

Global economic growth fueled strong corporate earnings and propelled the equity bull market well into its fifth year of advance in the first half of 2007. Healthy fundamentals, reasonable valuations, and a financial system awash in liquidity drove major equity indices to new highs. Equity markets in the U.S. advanced to record highs while climbing a wall of worry that resulted in increased volatility during the period. The Federal Reserve’s (“the Fed”) past monetary tightening campaign is now showing a noticeable effect on economic growth, which advanced at a meager 0.7% rate during the first quarter. Late-stage economic cycle jitters related to decelerating economic growth, inflation, rising interest rates, falling productivity, and bearish signals from central banks added to a growing level of uncertainty in the financial markets toward the period’s close.

Investors with globally diversified exposure to equity markets were handsomely rewarded during the period. Markets were led in the first six months of 2007 by stocks of non-U.S. companies, particularly those domiciled in emerging countries. Developed international markets, as represented by the MSCI® EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Index (Net), posted a return of 10.74% for the six months ending June 30. Emerging markets stocks returned 17.55% for the period, as measured by the MSCI® Emerging Markets Index (Net). U.S. stock markets also posted a strong first half as the S&P 500® index returned 6.96% for the six month period. The markets were not as kind to holders of publicly traded real estate securities. The most dramatic and sustained performance run in the history real estate securities came to an abrupt halt as the asset class suffered a major correction during the second quarter by posting a return of -9.45%, as measured by the Dow Jones Wilshire Real Estate Securities Index. Rising interest rates across the yield curve resulted in generally positive but modest returns for bondholders, as the Lehman Aggregate Bond Index posted a return of 0.98% year-to-date through June 30.

A disciplined, long-term investment approach consistently positions investors with the opportunity to capitalize on periods of strong advancement among various asset classes, as experienced in equity markets from the beginning of the current bull market in October 2002. Since that time, the S&P 500® Index has approximately doubled in value for investors, and portfolio values have increased even more for equity allocations made internationally and in the extended U.S. stock market of small capitalization companies. However, long secular market advances are often characterized by explosive market rallies such as that experienced over the past six and twelve month periods. History shows that investors’ long-term returns are significantly diminished if they are on the sidelines during such periods. A disciplined and consistent approach is a key to long-term investment success.

GuideStone Funds’ commitment to a strategic and disciplined investment philosophy has kept each fund true to its stated objectives over the years while on the lookout for attractive investment opportunities for our investors. The use of external portfolio management results in proven, world-class investment management firms navigating the portfolios on a daily basis through both prosperous and treacherous waters. As you will see reflected in our performance report, our sub-advisers have successfully positioned the Funds to take full advantage of the investment opportunities that lie within each fund’s defined investment set. We believe the Funds continue to be well-situated to take advantage of the investment opportunities around the globe.

Asset Class Performance Comparison

The following graph illustrates the performance of the major assets classes during 2007.

[1]	The S&P 500® Index includes 500 of the largest stocks (in terms of market value) in the United States.

[2]	The Russell 2000® Index is a small-cap index consisting of the smallest 2000 companies in the Russell 3000® index, representing approximately 8% of the Russell 3000® Index total market capitalization.

[3]

The MSCI ACWI® (All Country World Index) Ex-U.S. is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets excluding the U.S.

[4]

The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s Investor’s Service, Standard and Poor’s Corporation, or Fitch Investor’s Service, in that order.

3

About Your Expenses (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees, as well as other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred during the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

ACTUAL

Fund	Class	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
MyDestination 2005	GS4	$1,000.00	$1,037.00	0.20%	$1.01
	GS6	1,000.00	1,035.00	0.49	2.47
MyDestination 2015	GS4	1,000.00	1,048.00	0.20	1.02
	GS6	1,000.00	1,046.00	0.50	2.54
MyDestination 2025	GS4	1,000.00	1,054.00	0.20	1.02
	GS6	1,000.00	1,053.00	0.50	2.55
MyDestination 2035	GS4	1,000.00	1,065.00	0.20	1.02
	GS6	1,000.00	1,062.00	0.49	2.51
MyDestination 2045	GS4	1,000.00	1,064.00	0.20	1.02
	GS6	1,000.00	1,062.00	0.50	2.56
Flexible Income	GS4	1,000.00	1,031.18	0.13	0.65
	GS6	1,000.00	1,028.79	0.45	2.26
Growth & Income	GS4	1,000.00	1,043.12	0.13	0.66
	GS6	1,000.00	1,041.80	0.48	2.43
Capital Opportunities	GS4	1,000.00	1,061.68	0.13	0.66
	GS6	1,000.00	1,059.04	0.58	2.96
Global Equity	GS4	1,000.00	1,079.51	0.13	0.67
	GS6	1,000.00	1,077.50	0.47	2.42
Flexible Income I	GS2	1,000.00	1,031.84	0.17	0.86
Growth & Income I	GS2	1,000.00	1,044.05	0.17	0.86
Capital Opportunities I	GS2	1,000.00	1,062.50	0.17	0.87
Global Equity I	GS2	1,000.00	1,080.36	0.17	0.88

4

ACTUAL

Fund	Class	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Money Market	GS2	$1,000.00	$1,025.63	0.26%	$1.31
	GS4	1,000.00	1,024.65	0.45	2.26
	GS6	1,000.00	1,022.58	0.87	4.36
Low-Duration Bond.	GS2	1,000.00	1,016.97	0.45	2.25
	GS4	1,000.00	1,016.69	0.61	3.05
	GS6	1,000.00	1,014.27	1.00	4.99
Medium-Duration Bond	GS2	1,000.00	1,004.53	0.50	2.49
	GS4	1,000.00	1,003.77	0.62	3.08
	GS6	1,000.00	1,001.05	1.00	4.96
Extended-Duration Bond	GS2	1,000.00	1,001.98	0.55	2.73
	GS4	1,000.00	1,001.57	0.73	3.62
	GS6	1,000.00	999.88	1.00	4.96
Global Bond	GS4	1,000.00	1,014.31	0.77	3.85
Equity Index	GS2	1,000.00	1,068.98	0.22	1.13
	GS4	1,000.00	1,067.64	0.40	2.05
	GS6	1,000.00	1,066.47	0.60	3.07
Real Estate Securities.	GS4	1,000.00	946.78	1.16	5.60
Value Equity	GS2	1,000.00	1,074.35	0.71	3.65
	GS4	1,000.00	1,072.50	0.90	4.62
	GS6	1,000.00	1,070.76	1.22	6.26
Growth Equity	GS2	1,000.00	1,067.68	0.90	4.61
	GS4	1,000.00	1,067.53	1.02	5.23
	GS6	1,000.00	1,064.60	1.40	7.17
Small Cap Equity	GS2	1,000.00	1,088.26	1.08	5.59
	GS4	1,000.00	1,086.88	1.21	6.26
	GS6	1,000.00	1,085.46	1.57	8.12
International Equity	GS2	1,000.00	1,107.59	0.97	5.07
	GS4	1,000.00	1,106.34	1.15	6.01
	GS6	1,000.00	1,104.56	1.45	7.57

HYPOTHETICAL (assuming a 5% return before expenses)

Fund	Class	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
MyDestination 2005	GS4	$1,000.00	$1,023.80	0.20%	$1.00
	GS6	1,000.00	1,022.36	0.49	2.46
MyDestination 2015	GS4	1,000.00	1,023.80	0.20	1.00
	GS6	1,000.00	1,022.32	0.50	2.51
MyDestination 2025	GS4	1,000.00	1,023.80	0.20	1.00
	GS6	1,000.00	1,022.32	0.50	2.51
MyDestination 2035	GS4	1,000.00	1,023.80	0.20	1.00
	GS6	1,000.00	1,022.36	0.49	2.46
MyDestination 2045	GS4	1,000.00	1,023.80	0.20	1.00
	GS6	1,000.00	1,022.32	0.50	2.51
Flexible Income	GS4	1,000.00	1,024.15	0.13	0.65
	GS6	1,000.00	1,022.56	0.45	2.26

5

About Your Expenses (Unaudited) (Continued)

HYPOTHETICAL (assuming a 5% return before expenses)

Fund	Class	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Growth & Income	GS4	$1,000.00	$1,024.15	0.13%	$0.65
	GS6	1,000.00	1,022.41	0.48	2.41
Capital Opportunities	GS4	1,000.00	1,024.15	0.13	0.65
	GS6	1,000.00	1,021.92	0.58	2.91
Global Equity	GS4	1,000.00	1,024.15	0.13	0.65
	GS6	1,000.00	1,022.46	0.47	2.36
Flexible Income I	GS2	1,000.00	1,023.95	0.17	0.85
Growth & Income I	GS2	1,000.00	1,023.95	0.17	0.85
Capital Opportunities I	GS2	1,000.00	1,023.95	0.17	0.85
Global Equity I	GS2	1,000.00	1,023.95	0.17	0.85
Money Market	GS2	1,000.00	1,023.51	0.26	1.30
	GS4	1,000.00	1,022.56	0.45	2.26
	GS6	1,000.00	1,020.48	0.87	4.36
Low-Duration Bond	GS2	1,000.00	1,022.56	0.45	2.26
	GS4	1,000.00	1,021.77	0.61	3.06
	GS6	1,000.00	1,019.84	1.00	5.01
Medium-Duration Bond	GS2	1,000.00	1,022.32	0.50	2.51
	GS4	1,000.00	1,021.72	0.62	3.11
	GS6	1,000.00	1,019.84	1.00	5.01
Extended-Duration Bond	GS2	1,000.00	1,022.07	0.55	2.76
	GS4	1,000.00	1,021.17	0.73	3.66
	GS6	1,000.00	1,019.84	1.00	5.01
Global Bond	GS4	1,000.00	1,020.98	0.77	3.86
Equity Index	GS2	1,000.00	1,023.70	0.22	1.10
	GS4	1,000.00	1,022.81	0.40	2.01
	GS6	1,000.00	1,021.82	0.60	3.01
Real Estate Securities	GS4	1,000.00	1,019.04	1.16	5.81
Value Equity	GS2	1,000.00	1,021.27	0.71	3.56
	GS4	1,000.00	1,020.33	0.90	4.51
	GS6	1,000.00	1,018.74	1.22	6.11
Growth Equity	GS2	1,000.00	1,020.33	0.90	4.51
	GS4	1,000.00	1,019.74	1.02	5.11
	GS6	1,000.00	1,017.85	1.40	7.00
Small Cap Equity	GS2	1,000.00	1,019.44	1.08	5.41
	GS4	1,000.00	1,018.79	1.21	6.06
	GS6	1,000.00	1,017.01	1.57	7.85
International Equity	GS2	1,000.00	1,019.98	0.97	4.86
	GS4	1,000.00	1,019.09	1.15	5.76
	GS6	1,000.00	1,017.60	1.45	7.25

(1)	Expenses include the effect of contractual waivers by GuideStone Capital Management. The Date Target and Blended Funds’ proportionate share of the operating expenses of the Select Funds is not reflected in the tables above.

(2)	Expenses are equal to the Fund’s annualized expense ratios for the period January 1, 2007 through June 30, 2007, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

MyDestination 2005 Fund

Average Annual Total Returns as of 06/30/07

	GS4 Class*	GS6 Class*
Six Months	3.70%	3.50%
Since Inception	3.70%	3.50%
Inception Date	12/29/06	12/29/06

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph illustrates the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since December 29, 2006 (commencement of operations), with all dividends and capital gains reinvested.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This fund attempts to achieve its objective by investing in the GuideStone Select Funds. By investing in this fund, you will incur the expenses and risks of the fund in addition to those of the underlying Select Funds. You may invest in the underlying funds directly, except for the Global Bond Fund.

7

MyDestination 2005 Fund SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 85.2%
GuideStone Funds Money Market Fund (GS4 Class)¥	405,036	$405,036
GuideStone Funds Low-Duration Bond Fund (GS4 Class)¥	446,835	5,625,652
GuideStone Funds Medium-Duration Bond Fund (GS4 Class)¥	485,639	6,405,577
GuideStone Funds Extended-Duration Bond Fund (GS4 Class)¥	51,530	743,064
GuideStone Funds Global Bond Fund (GS4 Class)¥	118,380	1,189,719
GuideStone Funds Equity Index Fund (GS4 Class)¥	60,621	1,232,428
GuideStone Funds Real Estate Securities Fund (GS4 Class)¥	166,514	1,973,186
GuideStone Funds Value Equity Fund (GS4 Class)¥	287,405	5,687,739
GuideStone Funds Growth Equity Fund (GS4 Class)¥	297,542	5,644,373
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	92,192	1,603,223
GuideStone Funds International Equity Fund (GS4 Class)¥	232,070	4,901,308

Total Affiliated Mutual Funds (Cost $35,212,654)		35,411,305

EXCHANGE TRADED FUND — 14.8%
iShares Lehman Treasury Inflation Protected Securities Fund
(Cost $6,224,484)	62,329	6,169,324

TOTAL INVESTMENTS — 100.0% (Cost $41,437,138)		41,580,629
Other Assets in Excess of Liabilities — 0.0%		5,520

NET ASSETS — 100.0%		$41,586,149

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	38.8
Bond Funds	33.6
Exchange Traded Fund	14.8
International Equity Fund	11.8
Money Market Fund	1.0

100.0

See Notes to Financial Statements.

8

MyDestination 2015 Fund

Average Annual Total Returns as of 06/30/07

	GS4 Class*	GS6 Class*
Six Months	4.80%	4.60%
Since Inception	4.80%	4.60%
Inception Date	12/29/06	12/29/06

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph illustrates the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since December 29, 2006 (commencement of operations), with all dividends and capital gains reinvested.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This fund attempts to achieve its objective by investing in the GuideStone Select Funds. By investing in this fund, you will incur the expenses and risks of the fund in addition to those of the underlying Select Funds. You may invest in the underlying funds directly, except for the Global Bond Fund.

9

MyDestination 2015 Fund
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 92.3%
GuideStone Funds Money Market Fund (GS4 Class)¥	585,847	$585,847
GuideStone Funds Low-Duration Bond Fund (GS4 Class)¥	554,456	6,980,604
GuideStone Funds Medium-Duration Bond Fund (GS4 Class)¥	910,880	12,014,513
GuideStone Funds Extended-Duration Bond Fund (GS4 Class)¥	339,038	4,888,929
GuideStone Funds Global Bond Fund (GS4 Class)¥	612,561	6,156,243
GuideStone Funds Equity Index Fund (GS4 Class)¥	182,225	3,704,641
GuideStone Funds Real Estate Securities Fund (GS4 Class)¥	579,266	6,864,302
GuideStone Funds Value Equity Fund (GS4 Class)¥	1,082,661	21,425,855
GuideStone Funds Growth Equity Fund (GS4 Class)¥	1,128,706	21,411,557
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	321,799	5,596,080
GuideStone Funds International Equity Fund (GS4 Class)¥	800,087	16,897,845

Total Affiliated Mutual Funds (Cost $105,897,610)		106,526,416

EXCHANGE TRADED FUND — 7.4% iShares Lehman Treasury Inflation Protected Securities Fund
(Cost $8,668,344)	86,905	8,601,857

TOTAL INVESTMENTS — 99.7% (Cost $114,565,954)		115,128,273
Other Assets in Excess of Liabilities — 0.3%		328,832

NET ASSETS — 100.0%		$115,457,105

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	51.1
Bond Funds	26.0
International Equity Fund	14.7
Exchange Traded Fund	7.4
Money Market Fund	0.5

99.7

See Notes to Financial Statements.

10

MyDestination 2025 Fund

Average Annual Total Returns as of 06/30/07

	GS4 Class*	GS6 Class*
Six Months	5.40%	5.30%
Since Inception	5.40%	5.30%
Inception Date	12/29/06	12/29/06

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph illustrates the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since December 29, 2006 (commencement of operations), with all dividends and capital gains reinvested.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund attempts to achieve its objective by investing in the GuideStone Select Funds. By investing in this fund, you will incur the expenses and risks of the fund in addition to those of the underlying Select Funds. You may invest in the underlying funds directly, except for the Global Bond Fund.

11

MyDestination 2025 Fund
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.7%
GuideStone Funds Money Market Fund (GS4 Class)¥	552,854	$552,854
GuideStone Funds Medium-Duration Bond Fund (GS4 Class)¥	309,382	4,080,748
GuideStone Funds Extended-Duration Bond Fund (GS4 Class)¥	283,893	4,093,734
GuideStone Funds Global Bond Fund (GS4 Class)¥	540,552	5,432,552
GuideStone Funds Equity Index Fund (GS4 Class)¥	141,938	2,885,609
GuideStone Funds Real Estate Securities Fund (GS4 Class)¥	425,101	5,037,452
GuideStone Funds Value Equity Fund (GS4 Class)¥	759,971	15,039,816
GuideStone Funds Growth Equity Fund (GS4 Class)¥	791,926	15,022,830
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	301,299	5,239,589
GuideStone Funds International Equity Fund (GS4 Class)¥	734,040	15,502,932

Total Affiliated Mutual Funds (Cost $72,433,908)		72,888,116

TOTAL INVESTMENTS — 99.7% (Cost $72,433,908)		72,888,116
Other Assets in Excess of Liabilities — 0.3%		232,334

NET ASSETS — 100.0%		$73,120,450

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	59.1
International Equity Fund	21.2
Bond Funds	18.6
Money Market Fund	0.8

99.7

See Notes to Financial Statements.

12

MyDestination 2035 Fund

Average Annual Total Returns as of 06/30/07

	GS4 Class*	GS6 Class*
Six Months	6.50%	6.20%
Since Inception	6.50%	6.20%
Inception Date	12/29/06	12/29/06

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph illustrates the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since December 29, 2006 (commencement of operations), with all dividends and capital gains reinvested,

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund attempts to achieve its objective by investing in the GuideStone Select Funds. By investing in this fund, you will incur the expenses and risks of the fund in addition to those of the underlying Select Funds. You may invest in the underlying funds directly, except for the Global Bond Fund.

13

MyDestination 2035 Fund
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 101.0%
GuideStone Funds Money Market Fund (GS4 Class)¥	417,727	$417,727
GuideStone Funds Medium-Duration Bond Fund (GS4 Class)¥	19,754	260,554
GuideStone Funds Extended-Duration Bond Fund (GS4 Class)¥	18,208	262,565
GuideStone Funds Global Bond Fund (GS4 Class)¥	84,701	851,248
GuideStone Funds Equity Index Fund (GS4 Class)¥	50,428	1,025,203
GuideStone Funds Real Estate Securities Fund (GS4 Class)¥	148,991	1,765,544
GuideStone Funds Value Equity Fund (GS4 Class)¥	271,203	5,367,111
GuideStone Funds Growth Equity Fund (GS4 Class)¥	282,644	5,361,753
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	121,082	2,105,612
GuideStone Funds International Equity Fund (GS4 Class)¥	278,910	5,890,581

Total Affiliated Mutual Funds (Cost $22,888,421)		23,307,898

TOTAL INVESTMENTS — 101.0% (Cost $22,888,421)		23,307,898
Liabilities in Excess of Other Assets — (1.0)%		(227,587)

NET ASSETS — 100.0%		$23,080,311

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	67.7
International Equity Fund	25.5
Bond Funds	6.0
Money Market Fund	1.8

101.0

See Notes to Financial Statements.

14

MyDestination 2045 Fund

Average Annual Total Returns as of 06/30/07

	GS4 Class*	GS6 Class*
Six Months	6.40%	6.20%
Since Inception	6.40%	6.20%
Inception Date	12/29/06	12/29/06

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph illustrates the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since December 29, 2006 (commencement of operations), with all dividends and capital gains reinvested.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund attempts to achieve its objective by investing in the GuideStone Select Funds. By investing in this fund, you will incur the expenses and risks of the fund in addition to those of the underlying Select Funds. You may invest in the underlying funds directly, except for the Global Bond Fund.

15

MyDestination 2045 Fund
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.7%
GuideStone Funds Money Market Fund (GS4 Class)¥	205,064	$205,064
GuideStone Funds Equity Index Fund (GS4 Class)¥	19,963	405,846
GuideStone Funds Real Estate Securities Fund (GS4 Class)¥	68,705	814,152
GuideStone Funds Value Equity Fund (GS4 Class)¥	98,749	1,954,251
GuideStone Funds Growth Equity Fund (GS4 Class)¥	103,031	1,954,494
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	46,980	816,982
GuideStone Funds International Equity Fund (GS4 Class)¥	105,457	2,227,260

Total Affiliated Mutual Funds (Cost $8,114,487)		8,378,049

TOTAL INVESTMENTS — 99.7% (Cost $8,114,487)		8,378,049
Other Assets in Excess of Liabilities — 0.3%		24,283

NET ASSETS — 100.0%		$8,402,332

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	70.8
International Equity Fund	26.5
Money Market Fund	2.4

99.7

See Notes to Financial Statements.

16

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	MyDestination 2005 Fund	MyDestination 2015 Fund	MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund
Assets
Investments in securities of affiliated issuers, at value	$35,411,305	$106,526,416	$72,888,116	$23,307,898	$8,378,049
Investments in securities of unaffiliated issuers, at value	6,169,324	8,601,857	—	—	—

Total investments (1)	41,580,629	115,128,273	72,888,116	23,307,898	8,378,049
Receivables:
Dividends	3,089	7,485	5,124	1,443	870
Interest	4	8	6	3	2
Fund shares sold	81,555	486,316	457,232	11,091	49,898
Receivable from advisor	2,342	—	—	5,073	7,263
Prepaid expenses and other assets	29,316	29,277	29,283	29,283	29,285

Total Assets	41,696,935	115,651,359	73,379,761	23,354,791	8,465,367

Liabilities
Payables:
Investment securities purchased	77,939	152,891	225,000	242,000	30,000
Accrued expenses:
Advisory fees	—	8,430	1,967	—	—
Distribution (12b-1) fees	98	108	135	107	102
Shareholder servicing fees	105	114	144	113	109
Other expenses	32,644	32,711	32,065	32,260	32,824

Total Liabilities	110,786	194,254	259,311	274,480	63,035

Net Assets	$41,586,149	$115,457,105	$73,120,450	$23,080,311	$8,402,332

Net Assets Consist of:
Paid-in capital	$41,204,370	$114,322,427	$72,378,710	$22,584,515	$8,106,648
Undistributed net investment income	209,806	465,311	212,826	49,253	12,875
Undistributed net realized gain on investments	28,482	107,048	74,706	27,066	19,247
Net unrealized appreciation on investments and futures	143,491	562,319	454,208	419,477	263,562

Net Assets	$41,586,149	$115,457,105	$73,120,450	$23,080,311	$8,402,332

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS4 Class	$40,494,076	$114,237,965	$71,542,154	$21,875,060	$7,270,509

GS4 shares outstanding	3,904,109	10,902,393	6,788,977	2,054,475	683,620

Net asset value, offering and redemption price per GS4 share	$10.37	$10.48	$10.54	$10.65	$10.64

Net assets applicable to the GS6 Class	$1,092,073	$1,219,140	$1,578,296	$1,205,251	$1,131,823

GS6 shares outstanding	105,481	116,574	149,934	113,443	106,537

Net asset value, offering and redemption price per GS6 share	$10.35	$10.46	$10.53	$10.62	$10.62

(1) Investments in securities of affiliated issuers, at cost	$35,212,654	$105,897,610	$72,433,908	$22,888,421	$8,114,487
Investments in securities of unaffiliated issuers, at cost	6,224,484	8,668,344	—	—	—

Total investments at cost	$41,437,138	$114,565,954	$72,433,908	$22,888,421	$8,114,487

See Notes to Financial Statements.

17

STATEMENTS OF OPERATIONS

For the Period December 29, 2006(1) - June 30, 2007 (Unaudited)

	MyDestination 2005 Fund	MyDestination 2015 Fund	MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund
Investment Income
Income dividends received from affiliated funds	$185,295	$455,673	$241,711	$62,955	$21,351
Dividends	44,123	56,288	—	—	—

Total Investment Income	229,418	511,961	241,711	62,955	21,351

Expenses
Investment advisory fees	8,209	21,669	12,669	5,217	2,611
Transfer agent fees:
GS4	13,642	13,649	13,656	13,528	13,651
GS6	3,371	3,372	3,372	3,372	3,372
GS8	2,766	2,766	2,766	2,766	2,766
Custodian fees	4,198	4,198	4,198	4,198	4,198
Distribution (12b-1) fees:
GS6	484	496	539	493	491
GS8	1,192	1,235	1,295	1,221	1,213
Shareholder servicing fees:
GS6	516	529	574	526	524
GS8	805	835	876	825	820
Accounting and administration fees	3,588	6,241	4,371	3,040	2,536
Professional fees	24,335	24,335	24,335	24,335	24,335
Blue sky fees:
GS4	6,108	6,203	6,146	6,137	6,132
GS6	3,793	3,761	3,790	3,795	3,797
GS8	2,883	2,860	2,881	2,885	2,887
Shareholder reporting fees:
GS4	5,443	5,443	5,443	5,443	5,443
GS6	39	39	46	21	32
GS8	28	28	28	27	28
Trustee fees	928	928	928	928	928
Line of credit facility fees	538	538	538	515	538
Other expenses	1,230	1,232	1,232	1,231	1,232

Total Expenses	84,096	100,357	89,683	80,503	77,534
Expenses waived and reimbursed (See Footnote 3a and 3c)	(63,999)	(53,222)	(60,313)	(66,309)	(68,571)
Fees paid indirectly	(485)	(485)	(485)	(492)	(487)

Net Expenses	19,612	46,650	28,885	13,702	8,476

Net Investment Income	209,806	465,311	212,826	49,253	12,875

Realized and Unrealized Gain
Capital gain distributions received from affiliated funds	26,494	104,853	73,934	24,769	8,934
Net realized gain on investment securities of affiliated issuers	1,988	2,195	772	2,297	10,313

Net realized gain	28,482	107,048	74,706	27,066	19,247

Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	198,651	628,805	454,208	419,477	263,562
Change in unrealized appreciation (depreciation) on investment securities of unaffiliated issuers	(55,160)	(66,486)	—	—	—

Net change in unrealized appreciation (depreciation)	143,491	562,319	454,208	419,477	263,562

Net Realized and Unrealized Gain	171,973	669,367	528,914	446,543	282,809

Net Increase in Net Assets Resulting from Operations	$381,779	$1,134,678	$741,740	$495,796	$295,684

(1)	Commencement of operations.

See Notes to Financial Statements.

18

STATEMENTS OF CHANGES IN NET ASSETS

	MyDestination 2005 Fund	MyDestination 2015 Fund	MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund
	For the Period 12/29/06(1) to 06/30/07 (Unaudited)
Operations:
Net investment income	$209,806	$465,311	$212,826	$49,253	$12,875
Net realized gain on investment securities	28,482	107,048	74,706	27,066	19,247
Net change in unrealized appreciation (depreciation) on investment securities	143,491	562,319	454,208	419,477	263,562

Net increase in net assets resulting from operations	381,779	1,134,678	741,740	495,796	295,684

Capital Share Transactions:
Proceeds from shares sold
GS4 shares	42,827,401	115,858,786	73,267,951	23,806,516	9,743,907
GS6 shares	1,067,923	1,220,666	1,544,459	1,161,184	1,087,156
GS8 shares	1,029,207	1,136,394	1,317,164	1,111,749	1,050,708

Total proceeds from shares sold	44,924,531	118,215,846	76,129,574	26,079,449	11,881,771

Value of shares redeemed
GS4 shares	(2,636,566)	(2,653,603)	(2,349,466)	(2,293,525)	(2,634,872)
GS6 shares	(10,010)	(42,482)	(10,000)	(10,000)	(10,000)
GS8 shares	(1,073,585)	(1,197,334)	(1,391,398)	(1,191,409)	(1,130,251)

Total value of shares redeemed	(3,720,161)	(3,893,419)	(3,750,864)	(3,494,934)	(3,775,123)

Net increase from capital share transactions (See Footnote 7)	41,204,370	114,322,427	72,378,710	22,584,515	8,106,648

Total increase in net assets	41,586,149	115,457,105	73,120,450	23,080,311	8,402,332

Net Assets:
Beginning of Period	—	—	—	—	—

End of Period*	$41,586,149	$115,457,105	$73,120,450	$23,080,311	$8,402,332

* Including undistributed net investment income	$209,806	$465,311	$212,826	$49,253	$12,875

(1)	Commencement of operations.

See Notes to Financial Statements.

19

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Period December 29, 2006* - June 30, 2007

											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds	Realized and Unrealized Gain on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return (2)	Net Assets, End of Period (000)	Expenses, Net (3)(4)	Expenses, Including Expense Reduction (3)(4)	Expenses, Before Waivers and Expense Reduction (3)(4)	Investment Income, Net (1)(3)	Investment Income/ (Loss), Excluding Waivers and Expense Reduction (1)(3)	Portfolio Turnover Rate (2)
MyDestination 2005 Fund
GS4 Class
2007	$10.00	$0.14	#	$0.02	$0.21	$—	$—	$10.37	3.70%	$40,494	0.20%	0.20%	0.83%	2.67%	2.04%	1%
GS6 Class
2007	$10.00	$0.10	#	$0.02	$0.23	$—	$—	$10.35	3.50%	$1,092	0.49%	0.49%	2.61%	1.92%	(0.20)%	1%
MyDestination 2015 Fund
GS4 Class
2007	$10.00	$0.11	#	$0.03	$0.34	$—	$—	$10.48	4.80%	$114,238	0.20%	0.20%	0.39%	2.19%	2.00%	0	%**
GS6 Class
2007	$10.00	$0.08	#	$0.03	$0.35	$—	$—	$10.46	4.60%	$1,219	0.50%	0.50%	2.11%	1.48%	(0.13)%	0	%**
MyDestination 2025 Fund
GS4 Class
2007	$10.00	$0.09	#	$0.03	$0.42	$—	$—	$10.54	5.40%	$71,542	0.20%	0.20%	0.58%	1.76%	1.38%	0	%**
GS6 Class
2007	$10.00	$0.06	#	$0.03	$0.44	$—	$—	$10.53	5.30%	$1,578	0.50%	0.50%	2.18%	1.07%	(0.61)%	0	%**
MyDestination 2035 Fund
GS4 Class
2007	$10.00	$0.06	#	$0.02	$0.57	$—	$—	$10.65	6.50%	$21,875	0.20%	0.20%	1.28%	1.12%	0.04%	0	%**
GS6 Class
2007	$10.00	$0.02	#	$0.02	$0.58	$—	$—	$10.62	6.20%	$1,205	0.49%	0.49%	2.68%	0.43%	(1.76)%	0	%**
MyDestination 2045 Fund
GS4 Class
2007	$10.00	$0.04	#	$0.02	$0.58	$—	$—	$10.64	6.40%	$7,271	0.20%	0.20%	2.75%	0.83%	(1.72)%	7%
GS6 Class
2007	$10.00	$0.01	#	$0.02	$0.59	$—	$—	$10.62	6.20%	$1,132	0.50%	0.50%	3.22%	0.18%	(2.54)%	7%

#	Calculated using the average shares outstanding method.

*	Commencement of operations.

**	Rounds to less than 0.005%.

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(2)	Not annualized.

(3)	Annualized.

(4)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

20

Flexible Income Fund

Average Annual Total Returns as of 06/30/07

	GS4 Class*	GS6 Class*	Benchmark**
Six Months	3.12%	2.88%	3.67%
One Year	7.88%	7.39%	9.20%
Five Year	5.14%	4.84%	5.49%
Since Inception	4.44%	4.14%	4.81%
Inception Date	08/27/01	08/27/01	08/27/01

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund’s weighted composite benchmark index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Represents a weighted composite benchmark index consisting of the Russell 3000® Index, the MSCI ACWI® Ex-U.S. and the Merrill Lynch 1-3 Year Treasury Index.

The Russell 3000® Index measures the performance of the 2,976 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI® Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/ Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

The Blended Funds attempt to achieve their objectives by investing in the GuideStone Select Funds. By investing in these fund-of-funds, you will incur the expenses and risks of the Blended Funds in addition to those of the underlying funds. You may invest in the Select Funds directly, except the Global Bond Fund.

21

Flexible Income Fund
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 98.9%
GuideStone Funds Money Market Fund (GS4 Class)¥	2,565,383	$2,565,383
GuideStone Funds Low-Duration Bond Fund (GS4 Class)¥	18,333,019	230,812,708
GuideStone Funds Equity Index Fund (GS4 Class)¥	260,117	5,288,180
GuideStone Funds Value Equity Fund (GS4 Class)¥	1,177,101	23,294,824
GuideStone Funds Growth Equity Fund (GS4 Class)¥	1,239,167	23,507,006
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	358,652	6,236,953
GuideStone Funds International Equity Fund (GS4 Class)¥	885,821	18,708,529

Total Affiliated Mutual Funds (Cost $266,669,406)		310,413,583

	Par
U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Bill
4.95%, 08/09/07‡‡	$70,000	69,654
U.S. Treasury Note
4.75%, 12/31/08	3,375,000	3,365,773

Total U.S. Treasury Obligations (Cost $3,433,508)		3,435,427

TOTAL INVESTMENTS — 100.0% (Cost $270,102,914)		313,849,010
Liabilities in Excess of Other Assets — 0.0%		(84,181)

NET ASSETS — 100.0%		$313,764,829

PORTFOLIO SUMMARY (based on net assets)

%
Bond Fund	73.5
Domestic Equity Funds	18.6
International Equity Fund	6.0
U.S. Treasury Obligations	1.1
Money Market Fund	0.8
Futures Contracts	0.2

100.2

See Notes to Financial Statements.

22

Growth & Income Fund

Average Annual Total Returns as of 06/30/07

	GS4 Class*	GS6 Class*	Benchmark**
Six Months	4.31%	4.18%	4.70%
One Year	12.36%	12.10%	14.11%
Five Year	8.75%	8.39%	9.18%
Since Inception	6.81%	6.49%	7.19%
Inception Date	08/27/01	08/27/01	08/27/01

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund’s weighted composite benchmark index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Represents a weighted composite benchmark index consisting of the Russell 3000® Index, the MSCI ACWI® Ex-U.S. and the Lehman Brothers Aggregate Bond Index.

The Russell 3000® Index measures the performance of the 2,976 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI® Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchased by foreigners.

The Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

The Blended Funds attempt to achieve their objectives by investing in the GuideStone Select Funds. By investing in these fund-of-funds, you will incur the expenses and risks of the Blended Funds in addition to those of the underlying funds. You may invest in the Select Funds directly, except the Global Bond Fund.

23

Growth & Income Fund
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.2%
GuideStone Funds Money Market Fund (GS4 Class)¥	12,904,319	$12,904,319
GuideStone Funds Low-Duration Bond Fund (GS4 Class)¥	16,023,302	201,733,375
GuideStone Funds Medium-Duration Bond Fund (GS4 Class)¥	25,034,655	330,207,098
GuideStone Funds Extended-Duration Bond Fund (GS4 Class)¥	9,096,868	131,176,839
GuideStone Funds Equity Index Fund (GS4 Class)¥	2,199,908	44,724,138
GuideStone Funds Value Equity Fund (GS4 Class)¥	9,994,992	197,800,894
GuideStone Funds Growth Equity Fund (GS4 Class)¥	10,532,473	199,801,016
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	2,927,129	50,902,775
GuideStone Funds International Equity Fund (GS4 Class)¥	8,289,803	175,080,632

Total Affiliated Mutual Funds (Cost $1,117,686,226)		1,344,331,086

	Par
U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bill
4.95%, 08/09/07‡‡	$600,000	597,034
U.S. Treasury Note
4.38%, 08/15/12	9,825,000	9,606,246

Total U.S. Treasury Obligations (Cost $10,268,198)		10,203,280

TOTAL INVESTMENTS — 100.0% (Cost $1,127,954,424)		1,354,534,366
Other Assets in Excess of Liabilities — 0.0%		593,782

NET ASSETS — 100.0%		$1,355,128,148

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	48.9
Domestic Equity Funds	36.4
International Equity Fund	12.9
Money Market Fund	1.0
U.S. Treasury Obligations	0.8
Futures Contracts	0.7

100.7

See Notes to Financial Statements.

24

Capital Opportunities Fund

Average Total Returns as of 06/30/07

	GS4 Class*	GS6 Class*	Benchmark**
Six Months	6.17%	5.91%	6.54%
One Year	15.85%	15.37%	18.22%
Five Year	10.57%	10.09%	11.38%
Since Inception	7.61%	7.19%	8.15%
Inception Date	08/27/01	08/27/01	08/27/01

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund’s weighted composite benchmark index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Represents a weighted composite benchmark index consisting of the Russell 3000® Index, the MSCI ACWI® Ex-U.S. and the Lehman Brothers Aggregate Bond Index.

The Russell 3000® Index measures the performance of the 2,976 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI® Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

The Blended Funds attempt to achieve their objectives by investing in the GuideStone Select Funds. By investing in these fund-of-funds, you will incur the expenses and risks of the Blended Funds in addition to those of the underlying funds. You may invest in the Select Funds directly, except the Global Bond Fund.

25

Capital Opportunities Fund
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.6%
GuideStone Funds Money Market Fund (GS4 Class)¥	15,641,324	$15,641,324
GuideStone Funds Low-Duration Bond Fund (GS4 Class)¥	6,495,962	81,784,162
GuideStone Funds Medium-Duration Bond Fund (GS4 Class)¥	10,223,381	134,846,399
GuideStone Funds Extended-Duration Bond Fund (GS4 Class)¥	3,650,828	52,644,942
GuideStone Funds Equity Index Fund (GS4 Class)¥	2,734,754	55,597,555
GuideStone Funds Value Equity Fund (GS4 Class)¥	12,500,835	247,391,517
GuideStone Funds Growth Equity Fund (GS4 Class)¥	13,111,032	248,716,271
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	3,594,880	62,514,962
GuideStone Funds International Equity Fund (GS4 Class)¥	9,994,217	211,077,861

Total Affiliated Mutual Funds (Cost $866,659,286)		1,110,214,993

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bill
4.95%, 08/09/07‡‡	$730,000	726,391
U.S. Treasury Note
4.38%, 08/15/12	4,350,000	4,253,147

Total U.S. Treasury Obligations (Cost $4,945,209)		4,979,538

TOTAL INVESTMENTS — 100.0% (Cost $871,604,495)		1,115,194,531
Liabilities in Excess of Other Assets — 0.0%		(236,448)

NET ASSETS — 100.0%		$1,114,958,083

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	55.1
Bond Funds	24.2
International Equity Fund	18.9
Money Market Fund	1.4
Futures Contracts	1.2
U.S. Treasury Obligations	0.4

101.2

See Notes to Financial Statements.

26

Global Equity Fund

Average Annual Total Returns as of 06/30/07

	GS4 Class*	GS6 Class*	Benchmark**
Six Months	7.95%	7.75%	8.39%
One Year	19.27%	18.88%	22.42%
Five Year	12.25%	11.90%	13.51%
Since Inception	8.21%	7.93%	8.97%
Inception Date	08/27/01	08/27/01	08/27/01

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund’s weighted composite benchmark index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Represents a weighted composite benchmark index consisting of the Russell 3000® Index and the MSCI ACWI® Ex-U.S.

The Russell 3000® Index measures the performance of the 2,976 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI® Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

The Blended Funds attempt to achieve their objectives by investing in the GuideStone Select Funds. By investing in these fund-of-funds, you will incur the expenses and risks of the Blended Funds in addition to those of the underlying funds. You may invest in the Select Funds directly, except the Global Bond Fund.

27

Global Equity Fund SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 100.0%
GuideStone Funds Money Market Fund (GS4 Class)¥	18,474,986	$18,474,986
GuideStone Funds Equity Index Fund (GS4 Class)¥	3,381,232	68,740,445
GuideStone Funds Value Equity Fund (GS4 Class)¥	15,577,565	308,280,003
GuideStone Funds Growth Equity Fund (GS4 Class)¥	16,349,788	310,155,479
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	4,401,476	76,541,659
GuideStone Funds International Equity Fund (GS4 Class)¥	12,306,700	259,917,503

Total Affiliated Mutual Funds (Cost $757,135,881)		1,042,110,075

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
4.95%, 08/09/07‡‡
(Cost $755,928)	$760,000	756,243

TOTAL INVESTMENTS — 100.1% (Cost $757,891,809)		1,042,866,318
Liabilities in Excess of Other Assets — (0.1)%		(544,147)

NET ASSETS — 100.0%		$1,042,322,171

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	73.3
International Equity Fund	24.9
Money Market Fund	1.8
Futures Contracts	1.4
U.S. Treasury Obligation	0.1

101.5

See Notes to Financial Statements.

28

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	Flexible Income Fund	Growth & Income Fund	Capital Opportunities Fund	Global Equity Fund
Assets
Investments in securities of affiliated issuers, at value	$310,413,583	$1,344,331,086	$1,110,214,993	$1,042,110,075
Investments in securities of unaffiliated issuers, at value	3,435,427	10,203,280	4,979,538	756,243

Total investments (1)	313,849,010	1,354,534,366	1,115,194,531	1,042,866,318
Receivables:
Dividends	9,098	55,816	52,767	65,028
Interest	80,092	161,441	71,551	65
Investment securities sold	—	744,049	—	—
Fund shares sold	19,771	88,064	11,472	36,465
Prepaid expenses and other assets	25,361	38,414	39,217	31,475

Total Assets	313,983,332	1,355,622,150	1,115,369,538	1,042,999,351

Liabilities
Payables:
Fund shares redeemed	157,314	282,863	245,894	516,565
Variation margin	900	11,700	15,300	18,000
Accrued expenses:
Advisory fees	20,405	117,381	96,837	90,530
Distribution (12b-1) fees	1,156	1,677	1,108	1,680
Shareholder servicing fees	1,258	1,829	1,241	1,830
Other expenses	37,470	78,552	51,075	48,575

Total Liabilities	218,503	494,002	411,455	677,180

Net Assets	$313,764,829	$1,355,128,148	$1,114,958,083	$1,042,322,171

Net Assets Consist of:
Paid-in capital	$254,155,628	$1,027,919,735	$775,792,217	$659,419,378
Undistributed net investment income	4,455,178	14,459,614	6,993,234	2,025,651
Undistributed net realized gain on investments	11,426,212	86,348,543	88,557,195	95,982,998
Net unrealized appreciation on investments and futures	43,727,811	226,400,256	243,615,437	284,894,144

Net Assets	$313,764,829	$1,355,128,148	$1,114,958,083	$1,042,322,171

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS4 Class	$300,166,968	$1,335,073,513	$1,101,452,762	$1,022,512,570

GS4 shares outstanding	22,131,653	87,578,156	64,657,353	54,986,206

Net asset value, offering and redemption price per GS4 share	$13.56	$15.24	$17.04	$18.60

Net assets applicable to the GS6 Class	$13,597,861	$20,054,635	$13,505,321	$19,809,601

GS6 shares outstanding	1,462,945	2,063,386	1,195,453	1,532,414

Net asset value, offering and redemption price per GS6 share	$9.29	$9.72	$11.30	$12.93

(1) Investments in securities of affiliated issuers, at cost	$266,669,406	$1,117,686,226	$866,659,286	$757,135,881
Investments in securities of unaffiliated issuers, at cost	3,433,508	10,268,198	4,945,209	755,928

Total investments at cost	$270,102,914	$1,127,954,424	$871,604,495	$757,891,809

See Notes to Financial Statements.

29

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

	Flexible Income Fund	Growth & Income Fund	Capital Opportunities Fund	Global Equity Fund
Investment Income
Income dividends received from affiliated funds	$4,619,760	$15,148,988	$7,640,085	$2,723,405
Interest	74,829	246,229	114,986	18,717

Total Investment Income	4,694,589	15,395,217	7,755,071	2,742,122

Expenses
Investment advisory fees	158,334	687,221	565,559	518,629
Transfer agent fees
GS4 shares	17,247	28,344	21,779	22,040
GS6 shares	3,521	3,534	3,543	3,521
GS8 shares	2,878	2,895	2,884	2,886
Custodian fees	4,822	12,781	10,513	10,004
Distribution (12b-1) fees:
GS6 shares	6,517	8,479	5,193	8,862
GS8 shares	7,327	11,022	10,871	9,546
Shareholder servicing fees:
GS6 shares	7,164	9,299	5,694	9,721
GS8 shares	5,124	7,692	7,588	6,664
Accounting and administration fees	40,609	97,064	85,827	81,409
Professional fees	23,147	23,157	23,157	23,157
Blue sky fees
GS4 shares	7,494	11,748	14,386	11,498
GS6 shares	2,360	3,275	3,362	2,817
GS8 shares	1,078	2,317	1,641	1,382
Shareholder reporting fees
GS4 shares	6,749	18,893	13,715	13,819
GS6 shares	14	5	4	2
GS8 shares	27	39	28	29
Trustee fees	1,432	6,188	5,050	4,651
Line of credit facility fees	675	2,931	2,393	2,205
Other expenses	7,245	11,685	7,846	7,765

Total Expenses	303,764	948,569	791,033	740,607
Expenses waived (See Footnote 3a and 3c)	(63,185)	(11,451)	(18,714)	(22,830)
Fees paid indirectly	(967)	(1,226)	(1,082)	(1,306)

Net Expenses	239,612	935,892	771,237	716,471

Net Investment Income	4,454,977	14,459,325	6,983,834	2,025,651

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	107,374	2,053,017	1,594,101	1,421,020
Net realized gain on investment securities of affiliated issuers	6,518,677	45,551,749	39,841,610	36,160,816
Net realized loss on investment securities of unaffiliated issuers	(16,182)	(33,960)	(31,195)	—
Net realized gain on futures transactions	77,276	612,868	664,415	708,726

Net realized gain	6,687,145	48,183,674	42,068,931	38,290,562

Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	(1,403,994)	(4,664,075)	18,241,001	38,401,694
Change in unrealized appreciation (depreciation) on investment securities of unaffiliated issuers	7,633	(67,890)	12,181	291
Change in unrealized appreciation (depreciation) on futures	(15,296)	(229,967)	(34,479)	(101,000)

Net change in unrealized appreciation (depreciation)	(1,411,657)	(4,961,932)	18,218,703	38,300,985

Net Realized and Unrealized Gain	5,275,488	43,221,742	60,287,634	76,591,547

Net Increase in Net Assets Resulting from Operations	$9,730,465	$57,681,067	$67,271,468	$78,617,198

See Notes to Financial Statements.

30

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31

STATEMENTS OF CHANGES IN NET ASSETS

	Flexible Income Fund		Growth & Income Fund
	For the Six Months Ended 06/30/07 (Unaudited)	For the Year Ended 12/31/06	For the Six Months Ended 06/30/07 (Unaudited)	For the Year Ended 12/31/06
Operations:
Net investment income	$4,454,977	$9,558,099	$14,459,325	$32,611,327
Net realized gain on investment securities and futures transactions	6,687,145	7,521,573	48,183,674	64,875,048
Net change in unrealized appreciation (depreciation) on investment securities and futures	(1,411,657)	1,176,010	(4,961,932)	16,487,354

Net increase in net assets resulting from operations	9,730,465	18,255,682	57,681,067	113,973,729

Dividends and Distributions to Shareholders:
Dividends from net investment income(1)
GS4 shares	(32)	(9,432,798)	289	(37,055,835)
GS6 shares	—	(521,636)	—	(608,167)
GS8 shares	—	(217,451)	—	(298,157)
Distributions from net realized capital gains
GS4 shares	—	(3,380,204)	—	(39,876,138)
GS6 shares	—	(202,252)	—	(688,428)
GS8 shares	—	(90,433)	—	(369,454)

Total dividends and distributions	(32)	(13,844,774)	289	(78,896,179)

Capital Share Transactions:
Proceeds from shares sold
GS4 shares	20,634,941	48,268,169	34,168,422	97,344,717
GS6 shares	358,931	18,487	3,469,326	1,078,834
GS8 shares	71,747	190,451	466,712	2,360,849
Reinvestment of dividends and distributions
GS4 shares	32	12,806,009	—	76,917,838
GS6 shares	—	723,888	(288)	1,296,595
GS8 shares	—	307,884	—	667,611

Total proceeds from shares sold and reinvested	21,065,651	62,314,888	38,104,172	179,666,444

Value of shares redeemed
GS4 shares	(38,445,104)	(37,007,976)	(155,709,564)	(83,449,394)
GS6 shares	(3,463)	(34)	(139,670)	(57,598)
GS8 shares	(5,988,774)	(23,806)	(9,332,931)	(290,737)

Total value of shares redeemed	(44,437,341)	(37,031,816)	(165,182,165)	(83,797,729)

Net increase (decrease) from capital share transactions (See Footnote 7)	(23,371,690)	25,283,072	(127,077,993)	95,868,715

Total increase (decrease) in net assets	(13,641,257)	29,693,980	(69,396,637)	130,946,265

Net Assets:
Beginning of Period	327,406,086	297,712,106	1,424,524,785	1,293,578,520

End of Period*	$313,764,829	$327,406,086	$1,355,128,148	$1,424,524,785

* Including undistributed net investment income	$4,455,178	$233	$14,459,614	$—

(1)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.

See Notes to Financial Statements.

32

Capital Opportunities Fund		Global Equity Fund
For the Six Months Ended 06/30/07 (Unaudited)	For the Year Ended 12/31/06	For the Six Months Ended 06/30/07 (Unaudited)	For the Year Ended 12/31/06
$6,983,834	$18,037,853	$2,025,651	$8,895,748
42,068,931	79,489,081	38,290,562	92,841,935
18,218,703	17,389,707	38,300,985	23,307,691

67,271,468	114,916,641	78,617,198	125,045,374

—	(23,978,727)	—	(16,325,661)
—	(260,944)	—	(330,326)
—	(205,398)	—	(116,960)
—	(50,378,326)	—	(52,469,226)
—	(611,374)	—	(1,183,298)
—	(536,666)	—	(505,083)

—	(75,971,435)	—	(70,930,554)

24,239,539	50,622,132	33,295,925	75,250,021
3,617,085	1,063,580	1,725,778	648,927
874,231	1,966,580	743,774	692,148
(964)	74,356,367	66	68,793,854
—	872,318	—	1,513,624
—	742,063	—	622,043

28,729,891	129,623,040	35,765,543	147,520,617

(125,937,679)	(73,037,809)	(119,401,712)	(106,442,575)
(97,228)	(144)	(90,865)	(66,258)
(9,593,603)	(707,360)	(8,612,044)	(218,026)

(135,628,510)	(73,745,313)	(128,104,621)	(106,726,859)

(106,898,619)	55,877,727	(92,339,078)	40,793,758

(39,627,151)	94,822,933	(13,721,880)	94,908,578

1,154,585,234	1,059,762,301	1,056,044,051	961,135,473

$1,114,958,083	$1,154,585,234	$1,042,322,171	$1,056,044,051

$6,993,234	$9,400	$2,025,651	$—

See Notes to Financial Statements.

33

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return (3)	Net Assets, End of Period (000)	Expenses, Net (4)(5)	Expenses, Including Expense Reduction (4)(5)	Expenses, Before Waivers and Expense Reduction (4)(5)	Investment Income, Net (1)(4)	Investment Income, Excluding Waivers and Expense Reduction (1)(4)	Portfolio Turnover Rate (3)
Flexible Income Fund
GS4 Class
2007(6)	$13.15	$0.19	#	$—	†	$0.22	$—	$—	$13.56	3.12%	$300,167	0.13%	0.13%	0.17%	2.87%	2.83%	5%
2006	12.94	0.40	#	0.17		0.20	(0.41)	(0.15)	13.15	5.99	308,802	0.13	0.13	0.18	3.08	3.03	9
2005	13.18	0.33	#	0.09		0.02	(0.32)	(0.36)	12.94	3.31	280,256	0.13	0.13	0.19	2.51	2.45	20
2004	13.00	0.21	#	0.04		0.37	(0.31)	(0.13)	13.18	4.76	270,913	0.13	0.13	0.17	1.60	1.56	11
2003	12.40	0.31		0.02		0.82	(0.22)	(0.33)	13.00	9.33	253,828	0.13	0.13	0.20	2.01	1.94	13
2002	13.15	0.38		0.10		(0.62)	(0.44)	(0.17)	12.40	(1.10)	263,646	0.13	0.13	0.17	2.86	2.82	14
GS6 Class
2007(6)	$9.03	$0.12	#	$—	†	$0.14	$—	$—	$9.29	2.88%	$13,598	0.45%	0.45%	0.45%	2.57%	2.57%	5%
2006	9.05	0.25	#	0.17		0.09	(0.38)	(0.15)	9.03	5.66	12,860	0.50	0.50	0.53	2.70	2.67	9
2005	9.42	0.20	#	0.09		(0.02)	(0.28)	(0.36)	9.05	2.90	12,161	0.50	0.50	0.56	2.10	2.04	20
2004	9.41	0.11	#	0.04		0.27	(0.28)	(0.13)	9.42	4.52	11,815	0.36	0.36	0.45	1.14	1.05	11
2003	9.12	0.21		0.02		0.59	(0.20)	(0.33)	9.41	9.06	19,674	0.35	0.35	0.46	1.90	1.79	13
2002	9.83	0.23		0.10		(0.45)	(0.42)	(0.17)	9.12	(1.27)	16,234	0.32	0.32	0.43	2.82	2.71	14
Growth & Income Fund
GS4 Class
2007(6)	$14.61	$0.16	#	$0.02		$0.45	$—	$—	$15.24	4.31%	$1,335,074	0.13%	0.13%	0.13%	2.14%	2.14%	4%
2006	14.20	0.36	#	0.39		0.50	(0.40)	(0.44)	14.61	8.78	1,400,001	0.13	0.13	0.14	2.44	2.43	7
2005	14.27	0.32	#	0.21		0.36	(0.36)	(0.60)	14.20	6.24	1,273,855	0.13	0.13	0.14	2.18	2.17	10
2004	13.41	0.26	#	0.11		0.99	(0.30)	(0.20)	14.27	10.13	1,283,982	0.13	0.13	0.13	1.90	1.90	6
2003	11.82	0.29		0.15		1.78	(0.36)	(0.27)	13.41	18.79	1,120,080	0.13	0.13	0.13	2.22	2.22	10
2002	13.44	0.36		0.12		(1.33)	(0.42)	(0.35)	11.82	(6.37)	1,019,700	0.13	0.13	0.13	2.68	2.68	12
GS6 Class
2007(6)	$9.33	$0.09	#	$0.02		$0.28	$—	$—	$9.72	4.18%	$20,055	0.48%	0.48%	0.41%	1.82%	1.89%	4%
2006	9.36	0.20	#	0.39		0.19	(0.37)	(0.44)	9.33	8.30	16,080	0.48	0.48	0.48	2.11	2.11	7
2005	9.71	0.18	#	0.21		0.19	(0.33)	(0.60)	9.36	5.96	13,888	0.48	0.48	0.48	1.82	1.82	10
2004	9.28	0.12	#	0.11		0.66	(0.26)	(0.20)	9.71	9.66	13,118	0.46	0.46	0.52	1.28	1.22	6
2003	8.34	0.16		0.15		1.23	(0.33)	(0.27)	9.28	18.52	22,650	0.45	0.45	0.54	2.00	1.91	10
2002	9.72	0.21		0.12		(0.96)	(0.40)	(0.35)	8.34	(6.59)	17,009	0.37	0.37	0.45	2.64	2.56	12

†	Amount represents less than $0.005 per share.

#	Calculated using the average shares outstanding method.

**	Rounds to less than 0.005%.

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

(6)	For the six months ended June 30, 2007.

See Notes to Financial Statements.

34

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return (3)	Net Assets, End of Period (000)	Expenses, Net (4)(5)	Expenses, Including Expense Reduction (4)(5)	Expenses, Before Waivers and Expense Reduction (4)(5)	Investment Income, Net (1)(4)	Investment Income, Excluding Waivers and Expense Reduction (1)(4)	Portfolio Turnover Rate (3)
Capital Opportunities Fund
GS4 Class
2007(6)	$16.05	$0.10	#	$0.02		$0.87	$—	$—	$17.04	6.17%	$1,101,453	0.13%	0.13%	0.13%	1.26%	1.26%	3%
2006	15.45	0.27	#	0.63		0.81	(0.35)	(0.76)	16.05	11.03	1,137,039	0.13	0.13	0.14	1.66	1.65	7
2005	15.03	0.23	#	0.31		0.68	(0.31)	(0.49)	15.45	8.09	1,046,061	0.13	0.13	0.14	1.50	1.49	5
2004	13.62	0.19	#	0.08		1.47	(0.21)	(0.12)	15.03	12.80	1,043,625	0.13	0.13	0.13	1.33	1.33	3
2003	11.17	0.19		0.07		2.56	(0.23)	(0.14)	13.62	25.23	900,021	0.13	0.13	0.14	1.54	1.53	8
2002	13.37	0.22		0.06		(2.05)	(0.24)	(0.19)	11.17	(13.25)	745,968	0.13	0.13	0.14	1.72	1.71	10
GS6 Class
2007(6)	$10.67	$0.05	#	$0.02		$0.56	$—	$—	$11.30	5.91%	$13,505	0.58%	0.57%	0.47%	0.91%	1.01%	3%
2006	10.61	0.14	#	0.63		0.35	(0.30)	(0.76)	10.67	10.58	9,448	0.59	0.59	0.59	1.27	1.27	7
2005	10.57	0.11	#	0.31		0.37	(0.26)	(0.49)	10.61	7.43	7,571	0.62	0.62	0.62	1.01	1.01	5
2004	9.67	0.07	#	0.08		1.03	(0.16)	(0.12)	10.57	12.28	7,042	0.56	0.56	0.61	0.66	0.61	3
2003	8.01	0.11		0.07		1.82	(0.20)	(0.14)	9.67	24.93	13,585	0.52	0.52	0.62	1.20	1.10	8
2002	9.73	0.12		0.06		(1.50)	(0.21)	(0.19)	8.01	(13.56)	9,859	0.42	0.42	0.55	1.54	1.41	10
Global Equity Fund
GS4 Class
2007(6)	$17.23	$0.04	#	$0.02		$1.31	$—	$—	$18.60	7.95%	$1,022,513	0.13%	0.13%	0.14%	0.41%	0.40%	0	%**
2006	16.28	0.15	#	0.88		1.13	(0.28)	(0.93)	17.23	13.20	1,031,999	0.13	0.13	0.14	0.90	0.89	4
2005	15.55	0.13	#	0.41		0.98	(0.23)	(0.56)	16.28	9.75	940,769	0.13	0.13	0.14	0.85	0.84	4
2004	13.64	0.11	#	0.04		1.96	(0.12)	(0.08)	15.55	15.47	936,734	0.13	0.13	0.13	0.77	0.77	2
2003	10.40	0.10		—		3.23	(0.09)	—	13.64	31.99	801,407	0.13	0.13	0.14	0.82	0.81	4
2002	13.14	0.08		—	†	(2.71)	(0.08)	(0.03)	10.40	(20.04)	616,043	0.13	0.13	0.14	0.68	0.67	6
GS6 Class
2007(6)	$12.00	$0.01	#	$0.02		$0.90	$—	$—	$12.93	7.75%	$19,810	0.47%	0.47%	0.41%	0.11%	0.17%	0	%**
2006	11.67	0.07	#	0.88		0.55	(0.24)	(0.93)	12.00	12.79	16,887	0.47	0.47	0.47	0.58	0.58	4
2005	11.35	0.06	#	0.41		0.60	(0.19)	(0.56)	11.67	9.40	14,441	0.50	0.50	0.50	0.48	0.48	4
2004	10.00	0.04	#	0.04		1.43	(0.08)	(0.08)	11.35	15.17	13,202	0.44	0.44	0.50	0.37	0.31	2
2003	7.65	0.05		—		2.36	(0.06)	—	10.00	31.53	17,973	0.43	0.43	0.48	0.53	0.48	4
2002	9.70	0.04		—	†	(2.00)	(0.06)	(0.03)	7.65	(20.25)	12,805	0.35	0.35	0.44	0.53	0.44	6

See Notes to Financial Statements.

35

Flexible Income Fund I

Average Annual Total Returns as of 06/30/07

	GS2 Class*	Benchmark**
Six Months	3.18%	3.67%
One Year	7.99%	9.20%
Since Inception	5.53%	5.92%
Inception Date	07/01/03	07/01/03

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS2 Class of the Fund since July 1, 2003 (commencement of operations), with all dividends and capital gains reinvested, with the Fund’s weighted composite benchmark index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Represents a weighted composite benchmark index consisting of the Russell 3000® Index, the MSCI ACWI® Ex-U.S. and the Merrill Lynch 1-3 Year Treasury Index.

The Russell 3000® Index measures the performance of the 2,976 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI® Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

The Blended Funds attempt to achieve their objectives by investing in the GuideStone Select Funds. By investing in these fund-of-funds, you will incur the expenses and risks of the Blended Funds in addition to those of the underlying funds. You may invest in the Select Funds directly, except the Global Bond Fund.

36

Flexible Income Fund I
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.1%
GuideStone Funds Money Market Fund (GS2 Class)¥	495,854	$495,854
GuideStone Funds Low-Duration Bond Fund (GS2 Class)¥	5,529,214	48,601,788
GuideStone Funds Equity Index Fund (GS2 Class)¥	95,228	1,113,217
GuideStone Funds Value Equity Fund (GS2 Class)¥	438,495	4,902,370
GuideStone Funds Growth Equity Fund (GS2 Class)¥	412,138	4,941,538
GuideStone Funds Small Cap Equity Fund (GS2 Class)¥	106,387	1,311,753
GuideStone Funds International Equity Fund (GS2 Class)¥	224,943	3,936,508

Total Affiliated Mutual Funds (Cost $66,480,513)		65,303,028

	Par
U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bill
4.95%, 08/09/07‡‡	$20,000	19,901
U.S. Treasury Note
4.75%, 12/31/08	620,000	618,305

Total U.S. Treasury Obligations (Cost $637,876)		638,206

TOTAL INVESTMENTS — 100.1% (Cost $67,118,389)		65,941,234
Liabilities in Excess of Other Assets — (0.1)%		(48,563)

NET ASSETS — 100.0%		$65,892,671

PORTFOLIO SUMMARY (based on net assets)

%
Bond Fund	73.7
Domestic Equity Funds	18.6
International Equity Fund	6.0
U.S. Treasury Obligations	1.0
Money Market Fund	0.8
Futures Contracts	0.2

100.3

See Notes to Financial Statements.

37

Growth & Income Fund I

Average Annual Total Returns as of 06/30/07

	GS2 Class*	Benchmark**
Six Months	4.41%	4.70%
One Year	12.55%	14.11%
Since Inception	9.78%	10.14%
Inception Date	07/01/03	07/01/03

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS2 Class of the Fund since July 1, 2003 (commencement of operations), with all dividends and capital gains reinvested, with the Fund’s weighted composite benchmark index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Represents a weighted composite benchmark index consisting of the Russell 3000® Index, the MSCI ACWI® Ex-U.S. and the Lehman Brothers Aggregate Bond Index.

The Russell 3000® Index measures the performance of the 2,976 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI® Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchased by foreigners.

The Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

The Blended Funds attempt to achieve their objectives by investing in the GuideStone Select Funds. By investing in these fund-of-funds, you will incur the expenses and risks of the Blended Funds in addition to those of the underlying funds. You may invest in the Select Funds directly, except the Global Bond Fund.

38

Growth & Income Fund I
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.3%
GuideStone Funds Money Market Fund (GS2 Class)¥	3,971,229	$3,971,229
GuideStone Funds Low-Duration Bond Fund (GS2 Class)¥	5,787,427	50,871,486
GuideStone Funds Medium-Duration Bond Fund (GS2 Class)¥	10,066,298	83,248,287
GuideStone Funds Extended-Duration Bond Fund (GS2 Class)¥	4,278,010	33,026,237
GuideStone Funds Equity Index Fund (GS2 Class)¥	964,049	11,269,735
GuideStone Funds Value Equity Fund (GS2 Class)¥	4,458,831	49,849,727
GuideStone Funds Growth Equity Fund (GS2 Class)¥	4,194,592	50,293,154
GuideStone Funds Small Cap Equity Fund (GS2 Class)¥	1,039,616	12,818,461
GuideStone Funds International Equity Fund (GS2 Class)¥	2,520,540	44,109,447

Total Affiliated Mutual Funds (Cost $332,430,202)		339,457,763

	Par
U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bill
4.95%, 08/09/07‡‡	$210,000	208,962
U.S. Treasury Note
4.38%, 08/15/12	2,600,000	2,542,111

Total U.S. Treasury Obligations (Cost $2,764,598)		2,751,073

TOTAL INVESTMENTS — 100.1% (Cost $335,194,800)		342,208,836
Liabilities in Excess of Other Assets — (0.1)%		(200,673)

NET ASSETS — 100.0%		$342,008,163

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	48.9
Domestic Equity Funds	36.3
International Equity Fund	12.9
Money Market Fund	1.2
U.S. Treasury Obligations	0.8
Futures Contracts	0.7

100.8

See Notes to Financial Statements.

39

Capital Opportunities Fund I

Average Annual Total Returns as of 06/30/07

	GS2 Class*	Benchmark**
Six Months	6.25%	6.54%
One Year	16.04%	18.22%
Since Inception	13.01%	13.71%
Inception Date	07/01/03	07/01/03

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS2 Class of the Fund since July 1, 2003 (commencement of operations), with all dividends and capital gains reinvested, with the Fund’s weighted composite benchmark index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Represents a weighted composite benchmark index consisting of the Russell 3000® Index, the MSCI ACWI® Ex-U.S. and the Lehman Brothers Aggregate Bond Index.

The Russell 3000® Index measures the performance of the 2,976 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI® Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

The Blended Funds attempt to achieve their objectives by investing in the GuideStone Select Funds. By investing in these fund-of-funds, you will incur the expenses and risks of the Blended Funds in addition to those of the underlying funds. You may invest in the Select Funds directly, except the Global Bond Fund.

40

Capital Opportunities Fund I
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.6%
GuideStone Funds Money Market Fund (GS2 Class)¥	3,960,480	$3,960,480
GuideStone Funds Low-Duration Bond Fund (GS2 Class)¥	2,073,369	18,224,915
GuideStone Funds Medium-Duration Bond Fund (GS2 Class)¥	3,632,660	30,042,102
GuideStone Funds Extended-Duration Bond Fund (GS2 Class)¥	1,517,188	11,712,688
GuideStone Funds Equity Index Fund (GS2 Class)¥	1,059,009	12,379,812
GuideStone Funds Value Equity Fund (GS2 Class)¥	4,928,236	55,097,673
GuideStone Funds Growth Equity Fund (GS2 Class)¥	4,614,358	55,326,157
GuideStone Funds Small Cap Equity Fund (GS2 Class)¥	1,128,218	13,910,922
GuideStone Funds International Equity Fund (GS2 Class)¥	2,685,508	46,996,396

Total Affiliated Mutual Funds (Cost $228,245,223)		247,651,145

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bill
4.95%, 08/09/07‡‡	$180,000	179,110
U.S. Treasury Note
4.38%, 08/15/12	1,025,000	1,002,179

Total U.S. Treasury Obligations (Cost $1,189,372)		1,181,289

TOTAL INVESTMENTS — 100.1% (Cost $229,434,595)		248,832,434
Liabilities in Excess of Other Assets — (0.1)%		(163,566)

NET ASSETS — 100.0%		$248,668,868

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	55.0
Bond Funds	24.1
International Equity Fund	18.9
Money Market Fund	1.6
Futures Contracts	1.2
U.S. Treasury Obligations	0.5

101.3

See Notes to Financial Statements.

41

Global Equity Fund I

Average Annual Total Returns as of 06/30/07

	GS2 Class*	Benchmark**
Six Months	8.04%	8.39%
One year	19.45%	22.42%
Since Inception	16.18%	17.32%
Inception Date	07/01/03	07/01/03

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS2 Class of the Fund since July 1, 2003 (commencement of operations), with all dividends and capital gains reinvested, with the Fund’s weighted composite benchmark index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Represents a weighted composite benchmark index consisting of the Russell 3000® Index and the MSCI ACWI® Ex-U.S.

The Russell 3000® Index measures the performance of the 2,976 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI® Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

The Blended Funds attempt to achieve their objectives by investing in the GuideStone Select Funds. By investing in these fund-of-funds, you will incur the expenses and risks of the Blended Funds in addition to those of the underlying funds. You may invest in the Select Funds directly, except the Global Bond Fund.

42

Global Equity Fund I
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 100.0%
GuideStone Funds Money Market Fund (GS2 Class)	3,520,994	$3,520,994
GuideStone Funds Equity Index Fund (GS2 Class)	1,126,784	13,172,105
GuideStone Funds Value Equity Fund (GS2 Class)	5,286,142	59,099,066
GuideStone Funds Growth Equity Fund (GS2 Class)	4,954,495	59,404,390
GuideStone Funds Small Cap Equity Fund (GS2 Class)	1,188,658	14,656,149
GuideStone Funds International Equity Fund (GS2 Class)	2,846,453	49,812,932

Total Affiliated Mutual Funds (Cost $178,459,223)		199,665,636

	Par
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill
4.95%, 08/09/07‡‡
(Cost $139,250)	$140,000	139,308

TOTAL INVESTMENTS — 100.0% (Cost $178,598,473)		199,804,944
Liabilities in Excess of Other Assets — 0.0%		(65,775)

NET ASSETS — 100.0%		$199,739,169

PORTFOLIO SUMMARY (based on net assets)

	%
Domestic Equity Funds	73.3
International Equity Fund	24.9
Money Market Fund	1.8
Futures Contracts	1.4
U.S. Treasury Obligation	—	**

	101.4

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

43

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	Flexible Income Fund I	Growth & Income Fund I	Capital Opportunities Fund I	Global Equity Fund I
Assets
Investments in securities of affiliated issuers, at value	$65,303,028	$339,457,763	$247,651,145	$199,665,636
Investments in securities of unaffiliated issuers, at value	638,206	2,751,073	1,181,289	139,308

Total investments (1)	65,941,234	342,208,836	248,832,434	199,804,944
Receivables:
Dividends	2,072	16,811	15,339	14,260
Interest	14,720	42,744	16,882	14
Fund shares sold	10,616	33,472	—	—

Total Assets	65,968,642	342,301,863	248,864,655	199,819,218

Liabilities
Payables:
Fund shares redeemed	52,861	226,880	141,655	33,513
Variation margin	180	2,970	3,510	3,240
Accrued expenses:
Advisory fees	4,371	39,006	26,497	20,329
Other expenses	18,559	24,844	24,125	22,967

Total Liabilities	75,971	293,700	195,787	80,049

Net Assets	$65,892,671	$342,008,163	$248,668,868	$199,739,169

Net Assets Consist of:
Paid-in capital	$64,365,890	$316,087,663	$213,277,910	$165,191,481
Undistributed net investment income	1,426,433	6,014,800	2,651,240	816,563
Accumulated net realized gain on investments	1,276,567	12,907,516	13,360,494	12,544,473
Net unrealized appreciation (depreciation) on investments and futures transactions	(1,176,219)	6,998,184	19,379,224	21,186,652

Net Assets	$65,892,671	$342,008,163	$248,668,868	$199,739,169

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS2 Class	$65,892,671	$342,008,163	$248,668,868	$199,739,169

GS2 shares outstanding	6,354,047	28,853,164	18,058,130	12,698,683

Net asset value, offering and redemption price per GS2 share	$10.37	$11.85	$13.77	$15.73

(1) Investments in securities of affiliated issuers, at cost	$66,480,513	$332,430,202	$228,245,223	$178,459,223
Investments in securities of unaffiliated issuers, at cost	637,876	2,764,598	1,189,372	139,250

Total investments at cost	$67,118,389	$335,194,800	$229,434,595	$178,598,473

See Notes to Financial Statements.

44

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

	Flexible Income Fund I	Growth & Income Fund I	Capital Opportunities Fund I	Global Equity Fund I
Investment Income
Income dividends received from affiliated funds	$1,464,312	$6,231,857	$2,826,406	$971,979
Interest	16,913	61,001	24,629	3,463

Total Investment Income	1,481,225	6,292,858	2,851,035	975,442

Expenses
Investment advisory fees	33,037	166,117	119,610	95,433
Transfer agent fees	359	3,308	3,316	3,081
Custodian fees	3,731	5,859	5,532	4,535
Accounting and administration fees	10,940	41,591	32,902	26,719
Professional fees	23,157	23,157	23,157	23,158
Shareholder reporting fees	111	123	140	138
Trustee fees	274	1,275	907	712
Line of credit facility fees	126	595	421	330
Other expenses	6,237	7,269	6,254	6,240

Total Expenses	77,972	249,294	192,239	160,346
Expenses waived and reimbursed (See Footnote 3a and 3c)	(22,431)	29,663	8,582	10
Fees paid indirectly	(668)	(899)	(1,026)	(958)

Net Expenses	54,873	278,058	199,795	159,398

Net Investment Income	1,426,352	6,014,800	2,651,240	816,044

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	39,965	916,194	621,160	477,575
Net realized gain on investment securities of affiliated issuers	392,217	3,546,833	2,649,121	1,628,328
Net realized loss on investment securities of unaffiliated issuers	(2,220)	(17,284)	(2,333)	—
Net realized gain on futures transactions	12,777	163,109	213,572	225,156

Net realized gain	442,739	4,608,852	3,481,520	2,331,059

Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	241,023	3,941,311	8,635,447	11,821,627
Change in unrealized appreciation (depreciation) on investment securities of unaffiliated issuers	969	(9,870)	(5,065)	53
Change in unrealized appreciation (depreciation) on futures	1,200	(16,373)	(17,048)	(17,067)

Net change in unrealized appreciation (depreciation)	243,192	3,915,068	8,613,334	11,804,613

Net Realized and Unrealized Gain	685,931	8,523,920	12,094,854	14,135,672

Net Increase in Net Assets Resulting from Operations	$2,112,283	$14,538,720	$14,746,094	$14,951,716

See Notes to Financial Statements.

45

STATEMENTS OF CHANGES IN NET ASSETS

	Flexible Income Fund I		Growth & Income Fund I
	For the Six Months Ended 06/30/07 (Unaudited)	For the Year Ended 12/31/06	For the Six Months Ended 06/30/07 (Unaudited)	For the Year Ended 12/31/06
Operations:
Net investment income	$1,426,352	$2,514,034	$6,014,800	$9,722,475
Net realized gain on investment securities and futures transactions	442,739	1,700,387	4,608,852	14,297,372
Net change in unrealized appreciation (depreciation) on investment securities and futures	243,192	(888,336)	3,915,068	(2,699,005)

Net increase in net assets resulting from operations	2,112,283	3,326,085	14,538,720	21,320,842

Dividends and Distributions to Shareholders:
Dividends from net investment income(1)	—	(2,664,833)	—	(11,094,525)
Distributions from net realized capital gains	—	(1,273,583)	—	(10,048,649)

Total dividends and distributions	—	(3,938,416)	—	(21,143,174)

Capital Share Transactions:
Proceeds from GS2 shares sold	11,838,644	6,364,329	81,969,270	18,379,727
Reinvestment of dividends and distributions into GS2 shares	—	3,938,416	—	21,106,662
Value of GS2 shares redeemed	(5,246,441)	(6,733,659)	(16,951,042)	(16,456,454)

Net increase from capital share transactions (See Footnote 7)	6,592,203	3,569,086	65,018,228	23,029,935

Total increase in net assets	8,704,486	2,956,755	79,556,948	23,207,603

Net Assets:
Beginning of Period	57,188,185	54,231,430	262,451,215	239,243,612

End of Period*	$65,892,671	$57,188,185	$342,008,163	$262,451,215

* Including undistributed (distributions in excess of) net investment income	$1,426,433	$81	$6,014,800	$—

(1)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.

See Notes to Financial Statements.

46

Capital Opportunities Fund I		Global Equity Fund I
For the Six Months Ended 06/30/07 (Unaudited)	For the Year Ended 12/31/06	For the Six Months Ended 06/30/07 (Unaudited)	For the Year Ended 12/31/06
$2,651,240	$4,666,539	$816,044	$1,956,536
3,481,520	14,788,669	2,331,059	15,548,662
8,613,334	(1,169,345)	11,804,613	(813,574)

14,746,094	18,285,863	14,951,716	16,691,624

—	(6,115,489)	—	(3,422,335)
—	(8,535,324)	—	(8,647,866)

—	(14,650,813)	—	(12,070,201)

55,861,584	18,830,322	52,579,788	11,000,461
—	14,650,813	—	12,070,201
(9,475,159)	(9,428,660)	(10,010,214)	(11,299,905)

46,386,425	24,052,475	42,569,574	11,770,757

61,132,519	27,687,525	57,521,290	16,392,180

187,536,349	159,848,824	142,217,879	125,825,699

$248,668,868	$187,536,349	$199,739,169	$142,217,879

$2,651,240	$—	$816,563	$519

See Notes to Financial Statements.

47

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated

											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return (3)	Net Assets, End of Period (000)	Expenses, Net (4)(5)	Expenses, Including Expense Reduction (4)(5)	Expenses, Before Waivers and Expense Reduction (4)(5)	Investment Income, Net (1)(4)	Investment Income, Excluding Waivers and Expense Reduction (1)(4)	Portfolio Turnover Rate (3)
Flexible Income Fund I
GS2 Class
2007(6)	$10.05	$0.22		$0.01	$0.09	$—	$—	$10.37	3.18%	$65,893	0.17%	0.17%	0.24%	4.37%	4.30%	13%
2006	10.15	0.46		0.19	(0.02)	(0.49)	(0.24)	10.05	6.21	57,188	0.17	0.17	0.30	4.53	4.40	16
2005	10.31	0.36		0.10	(0.10)	(0.38)	(0.14)	10.15	3.46	54,231	0.17	0.17	0.30	3.52	3.39	16
2004	10.31	0.25		0.05	0.19	(0.36)	(0.13)	10.31	4.77	31,447	0.17	0.17	0.39	2.42	2.20	23
2003(7)	10.00	0.18		0.10	0.16	(0.12)	(0.01)	10.31	4.40	28,636	0.17	0.17	0.51	4.16	3.82	8
Growth & Income Fund I
GS2 Class
2007(6)	$11.35	$0.21	#	$0.03	$0.26	$—	$—	$11.85	4.41%	$342,008	0.17%	0.17%	0.19%	3.67%	3.65%	7%
2006	11.32	0.46	#	0.45	0.09	(0.50)	(0.47)	11.35	8.85	262,451	0.17	0.17	0.18	3.93	3.92	13
2005	11.23	0.40	#	0.25	0.07	(0.46)	(0.17)	11.32	6.42	239,244	0.17	0.17	0.18	3.49	3.48	11
2004	10.62	0.34	#	0.14	0.60	(0.36)	(0.11)	11.23	10.26	122,166	0.17	0.17	0.22	3.07	3.02	10
2003(7)	10.00	0.21		0.17	0.51	(0.26)	(0.01)	10.62	8.94	71,982	0.17	0.17	0.28	4.76	4.65	5
Capital Opportunities Fund I
GS2 Class
2007(6)	$12.96	$0.15		$0.03	$0.63	$—	$—	$13.77	6.25%	$248,669	0.17%	0.17%	0.16%	2.24%	2.25%	5%
2006	12.62	0.34		0.73	0.35	(0.44)	(0.64)	12.96	11.21	187,536	0.17	0.17	0.20	2.73	2.70	9
2005	12.17	0.29		0.38	0.33	(0.39)	(0.16)	12.62	8.20	159,849	0.17	0.17	0.20	2.42	2.39	8
2004	11.11	0.24		0.09	1.09	(0.26)	(0.10)	12.17	12.88	70,608	0.17	0.17	0.27	2.13	2.03	7
2003(7)	10.00	0.15		0.09	1.07	(0.18)	(0.02)	11.11	13.02	57,489	0.17	0.17	0.31	3.24	3.10	3
Global Equity Fund I
GS2 Class
2007(6)	$14.56	$0.06		$0.04	$1.07	$—	$—	$15.73	8.04%	$199,739	0.17%	0.17%	0.17%	0.87%	0.87%	4%
2006	14.01	0.21		1.09	0.57	(0.36)	(0.96)	14.56	13.33	142,218	0.17	0.17	0.21	1.47	1.43	8
2005	13.16	0.18		0.52	0.62	(0.31)	(0.16)	14.01	9.98	125,826	0.17	0.17	0.21	1.38	1.34	5
2004	11.62	0.15		0.05	1.60	(0.15)	(0.11)	13.16	15.48	33,543	0.17	0.17	0.41	1.29	1.05	7
2003(7)	10.00	0.09		—	1.63	(0.09)	(0.01)	11.62	17.16	25,678	0.17	0.17	0.50	1.69	1.36	1

#	Calculated using the average shares outstanding method.

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(2)	Includes dividends paid from the short-term portion of capital gain distributions received from aff iliated funds.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

(6)	For the six months ended June 30, 2007.

(7)	Inception date was July 1, 2003.

See Notes to Financial Statements.

48

Money Market Fund

Average Annual Total Returns as of 06/30/07

	GS2 Class*	GS4 Class*	GS6 Class*	Benchmark**
Six Months	2.56%	2.46%	2.26%	2.49%
One Year	5.23%	5.03%	4.60%	5.07%
Five Year	2.71%	2.52%	2.19%	2.67%
Since Inception	2.60%	2.47%	2.14%	2.61%
Inception Date	08/27/01	08/27/01	08/27/01	08/27/01

30-Day Annualized Yield as of 06/30/07

GS2 Class*	GS4 Class*	GS6 Class*
5.12%	4.92%	4.44%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. Investment return will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The yield for the Money Market Fund represents annualization of the Fund’s declared dividends over the period indicated, excluding capital gains distributions. The 7-day annualized yield more closely reflects the current earnings of the Fund than the total return.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Citigroup 3-Month Index.

*	These performance figures reflect expense waivers by the Fund’s investment advisor. Without these waivers, performance would have been lower. Performance figures shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	The Citigroup 3-Month Index is composed of the monthly return equivalents of yield averages that are not marked to market. The 3-Month Treasury Bill Index consists of the last three 3-month Treasury bill issues.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

An investment in the Fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the Fund seeks to maintain a value of $1.00 per share, it is possible to lose money.

49

Money Market Fund
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Par	Value
CERTIFICATES OF DEPOSIT — 25.8%
American Express Centurion Bank
5.28%, 07/10/07	$10,000,000	$10,000,000
Barclays Bank PLC NY
5.32%, 09/06/07	45,000,000	45,000,000
5.27%, 10/02/07	8,500,000	8,500,000
BNP Paribas NY
5.35%, 07/30/07	12,500,000	12,500,000
5.33%, 11/30/07	15,000,000	15,000,000
Calyon NY
5.27%, 04/02/08†	25,000,000	24,994,344
Citibank NA
5.30%, 08/09/07	25,000,000	25,000,000
First Tennessee Bank NA
5.30%, 07/23/07	40,000,000	40,000,000
Harris NA
5.30%, 11/13/07	25,000,000	25,000,000
HBOS Treasury
Services PLC NY
5.27%, 10/03/07	23,000,000	23,000,000
Mizuho Corporate Bank NY
5.31%, 07/09/07	40,000,000	40,000,000
5.33%, 08/21/07	13,000,000	13,000,000

Total Certificates of Deposit (Cost $281,994,344)		281,994,344

COMMERCIAL PAPER — 58.1%
Atlantis One Funding Corporation
5.21%, 07/30/07	19,000,000	18,920,335
BASF AG
5.23%, 07/05/07	2,050,000	2,048,810
5.22%, 07/10/07	16,000,000	15,979,120
5.22%, 07/16/07	25,000,000	24,945,677
Bear Stearns Co., Inc.
5.18%, 08/10/07	2,810,000	2,793,827
Brahms Funding Corporation
5.32%, 07/25/07	15,000,000	14,946,800
CAFCO LLC
5.26%, 09/21/07	9,000,000	8,892,170
CC USA, Inc.
5.23%, 07/10/07	1,000,000	998,693
Chariot Funding LLC
5.30%, 07/23/07	36,181,000	36,063,814
CIT Group, Inc.
5.24%, 07/16/07	20,000,000	19,956,333
Citibank Credit Card Master Trust
5.25%, 07/18/07	4,450,000	4,438,978
5.25%, 08/24/07	25,000,000	24,803,313
Citigroup Funding, Inc.
5.25%, 07/05/07	2,000,000	1,998,833
5.18%, 11/14/07	5,000,000	4,902,250
5.19%, 11/26/07	6,000,000	5,871,980
Countrywide Financial Corporation
5.48%, 07/02/07	17,218,000	17,215,379
CRC Funding LLC
5.24%, 07/24/07	6,000,000	5,979,933
Fairway Finance Corporation
5.25%, 07/16/07	17,000,000	16,962,848
Five Finance, Inc.
5.23%, 07/05/07	2,000,000	1,998,838
General Electric Capital Corporation
5.23%, 09/05/07	20,000,000	19,808,233
5.17%, 03/07/08	12,000,000	11,569,167
General Electric Capital Services, Inc.
5.19%, 08/21/07	11,000,000	10,919,123
Goldman Sachs Group, Inc.
5.21%, 07/27/07	20,000,000	19,924,744
Grampian Funding LLC
5.15%, 08/03/07	2,800,000	2,786,794
5.19%, 11/19/07	12,000,000	11,756,305
Greenwich Capital Holdings, Inc.
5.20%, 08/14/07	20,000,000	19,872,889
5.17%, 12/05/07	20,000,000	19,549,061
MBNA Credit Card Master Note Trust
5.25%, 08/21/07	20,000,000	19,851,250
MetLife, Inc.
5.24%, 09/17/07	44,000,000	43,500,453
Morgan Stanley
5.45%, 07/02/07†	25,000,000	25,000,000
5.44%, 07/06/07	8,000,000	8,000,000
Nestle Capital Corporation
5.20%, 07/19/07	25,000,000	24,935,063
5.15%, 08/10/07	7,180,000	7,138,914
Nightingale Finance LLC
5.27%, 09/11/07	8,000,000	7,915,680
Nyala Funding LLC
5.26%, 07/16/07	18,000,000	17,960,550
Rio Tinto, Ltd.
5.29%, 07/23/07	35,000,000	34,886,853
Scaldis Capital LLC
5.26%, 07/25/07	18,000,000	17,936,940
Skandinaviska Enskilda Banken AB
5.21%, 08/08/07	5,000,000	4,972,529
St. George Bank, Ltd.
5.21%, 08/07/07	24,345,000	24,214,639
UBS Finance Delaware LLC
5.26%, 09/04/07	3,000,000	2,971,535
5.26%, 09/06/07	11,200,000	11,090,462
5.13%, 10/02/07	13,000,000	12,827,718
Unicredito Italiano Bank
5.15%, 08/10/07	21,695,000	21,570,856
Valcour Bay Capital Co. LLC
5.31%, 08/10/07	5,000,000	4,970,500

Total Commercial Paper (Cost $635,648,189)		635,648,189

MASTER NOTES — 3.3%
Citigroup Global Markets, Inc.
5.45%, 07/02/07†	15,000,000	15,000,000
Goldman Sachs Group, Inc.
5.37%, 07/24/07†@	21,150,000	21,150,000

Total Master Notes (Cost $36,150,000)		36,150,000

See Notes to Financial Statements.

50

	Par	Value
MUNICIPAL BOND — 0.9%
Bergen County, New Jersey Improvement Authority, Series D Revenue Bond (Wachovia Bank NA Insured)
5.39%, 07/05/07†
(Cost $10,000,000)	$10,000,000	$10,000,000

VARIABLE RATE OBLIGATIONS — 10.9%
Allstate Life Global Funding II
5.35%, 07/27/07 144A†	20,000,000	20,000,000
Bosma Industries for the Blind, Inc.
5.47%, 07/05/07†	785,000	785,000
CC USA, Inc.
5.34%, 07/05/07 144A†	24,000,000	24,003,489
Cullinan Finance Corporation
5.30%, 07/25/07 144A†	7,040,000	7,039,308
Dorada Finance, Inc.
5.35%, 09/25/07 144A†	8,300,000	8,300,804
General Electric Capital Corporation
5.45%, 07/17/07†	2,240,000	2,240,371
5.28%, 07/24/07†	5,500,000	5,500,000
Metropolitan Life Global Funding I
5.43%, 07/30/07 144A†	10,000,000	10,000,000
Park Street Properties I LLC
5.32%, 07/05/07†	450,000	450,000
Principal Life Income Funding Trusts
5.39%, 09/07/07†	6,400,000	6,401,661
Racers Trust
5.37%, 07/23/07 144A†	8,600,000	8,600,000
Sedna Finance, Inc.
5.32%, 09/29/07 144A†	6,000,000	5,999,350
Shipley Group LP
5.42%, 07/02/07†	1,300,000	1,300,000
Skandinaviska Enskilda Banken AB
5.34%, 09/10/07 144A†	10,000,000	10,000,000
Westpac Banking Corporation
5.42%, 09/11/07†	8,250,000	8,250,000

Total Variable Rate Obligations (Cost $118,869,983)		118,869,983

TOTAL INVESTMENTS — 99.0% (Cost $1,082,662,516)		1,082,662,516
Other Assets in Excess of Liabilities — 1.0%		10,807,620

NET ASSETS — 100.0%		$1,093,470,136

PORTFOLIO SUMMARY (based on net assets)

%
Commercial Paper	58.1
Certificates of Deposit	25.8
Variable Rate Obligations	10.9
Master Notes	3.3
Municipal Bond	0.9

99.0

See Notes to Financial Statements.

51

Low-Duration Bond Fund

Average Annual Total Returns as of 06/30/07

	GS2 Class*	GS4 Class*	GS6 Class*	Benchmark**
Six Months	1.70%	1.67%	1.43%	2.11%
One Year	4.58%	4.43%	3.94%	5.07%
Five Year	3.01%	2.85%	2.56%	2.77%
Since Inception	3.20%	3.13%	2.80%	3.24%
Inception Date	08/27/01	08/27/01	08/27/01	08/27/01

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Merrill Lynch 1-3 Year Treasury Index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

52

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 8.6%
Federal Home Loan Bank
4.80%, 07/02/07	$8,300,000	$8,297,786
5.16%, 07/25/07	19,500,000	19,436,781
Federal National Mortgage Association
4.95%, 07/02/07	38,200,000	38,189,495
Small Business Administration
6.95%, 11/10/16	937,746	960,637

Total Agency Obligations (Cost $66,877,562)		66,884,699

ASSET-BACKED SECURITIES — 15.9%
Accredited Mortgage Loan Trust
5.37%, 02/25/37†	2,497,887	2,497,880
Amresco Independence Funding, Inc.
6.75%, 06/15/26 144A†	560,698	558,601
Asset-Backed Securities Corporation Home Equity
5.60%, 09/25/34†	174,672	174,587
5.37%, 11/25/36†	969,655	969,702
BA Credit Card Trust
5.32%, 08/15/12†	2,625,000	2,624,280
4.72%, 05/15/13	2,725,000	2,670,716
Bear Stearns Asset-Backed Securities, Inc.
5.40%, 02/25/29†	748,088	748,191
5.41%, 11/25/35†	983,192	983,028
5.40%, 01/25/36†	1,755,472	1,755,150
5.37%, 11/25/36†	1,309,035	1,309,035
5.51%, 02/25/37†	3,871,871	3,874,291
Business Loan Express
7.25%, 01/01/25 144A†	321,671	315,272
Capital Auto Receivables Asset Trust
4.05%, 07/15/09‡‡	1,676,480	1,668,380
5.31%, 10/20/09 144A	1,900,000	1,898,010
5.32%, 03/20/10 144A	2,300,000	2,296,009
Capital One Prime Auto Receivables Trust
4.94%, 07/15/12	1,950,000	1,931,389
Carmax Auto Owner Trust
5.24%, 07/15/11	4,000,000	3,994,936
Carrington Mortgage Loan Trust
5.39%, 04/25/36†	370,887	370,923
Chase Issuance Trust
3.22%, 06/15/10	2,425,000	2,410,730
Chase Manhattan Auto Owner Trust
5.13%, 05/15/11	1,500,000	1,496,675
5.11%, 04/15/14	1,500,000	1,490,264
Citigroup Mortgage Loan Trust, Inc.
5.38%, 04/25/36 STEP	541,290	541,219
Countrywide Asset-Backed Certificates
5.47%, 03/25/25†	596,397	596,455
5.41%, 02/01/27†	500,802	500,836
DaimlerChrysler Auto Trust
3.49%, 12/08/08	249,335	249,034
FHLMC Structured
Pass-Through Securities
5.58%, 08/25/31†	1,618,568	1,625,513
Fieldstone Mortgage Investment
Corporation
5.44%, 02/25/36 STEP	861,673	861,795
First Franklin Mortgage Loan Asset-Backed Certificates
5.37%, 11/25/36†	1,555,476	1,555,471
5.37%, 12/25/36†	1,214,493	1,214,357
Ford Credit Auto Owner Trust
5.34%, 12/15/09†	3,025,000	3,024,988
Fremont Home Loan Trust
5.37%, 10/25/36†	346,496	346,326
GE Capital Credit Card Master Note Trust
4.13%, 06/15/13	1,000,000	966,663
Green Tree Financial Corporation
6.04%, 11/01/29	34,416	34,383
GSAA Trust
5.64%, 12/25/34†	949,223	951,109
Home Equity Asset Trust
5.44%, 01/25/36†	422,914	422,958
5.43%, 02/25/36†	244,678	244,712
Honda Auto Receivables Owner Trust
3.30%, 06/15/08	194,261	194,075
5.10%, 09/18/08	878,130	877,993
2.91%, 10/20/08	582,112	579,443
3.53%, 10/21/08	590,749	589,157
3.87%, 04/20/09	1,672,267	1,662,008
4.46%, 05/20/09	1,702,720	1,696,183
Hyundai Auto Receivables Trust
5.13%, 02/16/09	90,871	90,856
IFC SBA Loan-Backed
Adjustable Rate Certificate
6.25%, 01/15/24 144A†	382,686	379,338
Indymac Residential Asset-Backed Trust
5.38%, 06/25/36†	287,069	287,089
John Deere Owner Trust
5.07%, 04/15/14	2,330,000	2,303,038
JP Morgan Mortgage Acquisition Corporation
5.40%, 05/25/25 STEP	189,077	189,087
Long Beach Auto Receivables Trust
5.17%, 08/15/11	4,100,000	4,087,751
Long Beach Mortgage Loan Trust
5.39%, 03/25/36 STEP	606,951	606,997
5.35%, 06/25/36†	204,952	204,973
5.36%, 11/25/36†	1,003,622	1,003,619
MASTR Asset-Backed Securities Trust
5.39%, 12/25/35†	714,669	714,795
MBNA Credit Card Master Note Trust
5.82%, 03/15/10†	1,800,000	1,802,131
MBNA Master Credit Card Trust
5.58%, 08/15/13†	2,200,000	2,217,946
Merrill Lynch Mortgage Investors, Inc.
5.35%, 06/25/37†	908,615	908,649

See Notes to Financial Statements.

53

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Morgan Stanley ABS Capital I
5.42%, 05/25/32 STEP	$279,196	$279,191
5.35%, 06/25/36†	1,591,110	1,590,649
5.36%, 06/25/36†	85,567	85,566
5.43%, 02/25/37†	3,253,320	3,253,310
5.46%, 05/25/37†	3,220,000	3,217,988
Morgan Stanley Home Equity Loans
5.39%, 02/25/36 STEP	1,230,455	1,230,506
Nelnet Student Loan Trust
5.33%, 10/27/14†	1,994,429	1,994,429
5.37%, 01/26/15†	2,442,938	2,443,448
5.45%, 07/25/16†	496,270	496,804
5.45%, 10/25/16†	691,941	692,001
New Century Home Equity Loan Trust
5.40%, 01/25/36 STEP	371,943	371,838
Nissan Auto Receivables Owner Trust
5.18%, 08/15/08	1,258,252	1,258,056
Nomura Home Equity Loan, Inc.
5.40%, 02/25/36†	635,589	635,486
5.39%, 03/25/36†	1,639,625	1,639,738
Novastar Home Equity Loan
5.37%, 06/25/36†	852,983	852,844
Option One Mortgage Loan Trust
5.42%, 11/25/35 STEP	253,989	254,006
5.37%, 07/25/36†	589,626	589,648
5.36%, 02/25/37†	1,206,975	1,206,972
Ownit Mortgage Loan Asset-Backed Certificates
5.44%, 08/25/36†	759,918	759,916
PG&E Energy Recovery Funding LLC
4.37%, 06/25/14	350,000	336,615
Popular ABS Mortgage Pass-Through Trust
5.57%, 09/25/34†	339,379	339,445
Quest Trust
5.88%, 06/25/34†	38,973	38,986
Renaissance Home Equity Loan Trust
5.40%, 05/25/36†	767,411	767,547
Residential Asset Mortgage Products, Inc.
5.40%, 07/25/36†	1,892,079	1,892,163
Residential Asset Securities Corporation
5.39%, 04/25/36 STEP	343,686	343,749
Saxon Asset Securities Trust
5.38%, 03/25/36 STEP	667,948	667,843
Securitized Asset-Backed Receivables LLC Trust
5.37%, 05/25/36†	1,229,457	1,229,505
SLM Student Loan Trust
5.33%, 07/25/13†	1,570,106	1,570,063
5.35%, 10/25/18†	2,026,771	2,026,455
Soundview Home Equity Loan Trust
5.39%, 04/25/36†	67,984	67,986
5.44%, 01/25/37†	2,177,569	2,177,734
Specialty Underwriting & Residential Finance
5.35%, 06/25/37†	398,662	398,473
5.37%, 11/25/37†	1,184,041	1,183,672
Structured Asset Investment Loan Trust
5.39%, 03/25/36 STEP	812,519	812,185
5.37%, 07/25/36†	451,899	451,377
Structured Asset Receivables Trust
5.11%, 04/21/11 144A†	3,094,063	3,092,130
Structured Asset Securities Corporation
4.90%, 04/25/35†	1,681,174	1,674,973
5.37%, 10/25/36†	1,404,294	1,404,004
USAA Auto Owner Trust
3.16%, 02/17/09	386,551	385,787
5.31%, 03/16/09	1,331,894	1,332,456
3.90%, 07/15/09	1,202,652	1,196,599
4.89%, 08/15/12	2,500,000	2,481,780
Wachovia Auto Loan Owner Trust
5.08%, 04/20/12 144A	3,000,000	2,981,279
Wachovia Student Loan Trust
5.34%, 10/25/13 144A†	43,377	43,377
World Omni Auto Receivables Trust
5.01%, 10/15/10	2,778,781	2,772,737

Total Asset-Backed Securities (Cost $124,344,120)		124,090,312

COMMERCIAL PAPER — 1.8%
Bank of America Corporation
5.25%, 09/21/07
(Cost $14,227,964)	14,400,000	14,229,252

CORPORATE BONDS — 11.4%
Abbott Laboratories
5.38%, 05/15/09Δ	690,000	690,829
American Express Centurion Bank
5.32%, 05/07/08†	1,900,000	1,900,165
Anadarko Petroleum Corporation
5.76%, 09/15/09†	925,000	926,298
ASIF Global Financing XXIII
3.90%, 10/22/08 144A	420,000	412,256
Bank One Corporation
2.63%, 06/30/08Δ	360,000	350,328
6.00%, 08/01/08Δ	550,000	553,362
Bear Stearns Co., Inc.
5.30%, 01/09/08†	3,200,000	3,199,552
BellSouth Corporation
4.20%, 09/15/09	2,217,000	2,160,345
Caterpillar Financial Services Corporation
5.43%, 10/28/08†	5,500,000	5,506,259
Citigroup, Inc.
3.50%, 02/01/08Δ	1,600,000	1,584,040
3.63%, 02/09/09Δ	2,750,000	2,679,377
Clorox Co.
5.49%, 12/14/07†	1,500,000	1,500,920
Comcast LCI Holdings
7.63%, 02/15/08	725,000	733,483

See Notes to Financial Statements.

54

	Par	Value
ConocoPhillips Australia Funding Co.
5.45%, 04/09/09†	$1,100,000	$1,100,756
CSX Corporation
6.25%, 10/15/08	1,710,000	1,724,364
DaimlerChrysler NA Holding Corporation
5.84%, 09/10/07†	3,800,000	3,803,188
Dominion Resources, Inc.
5.66%, 09/28/07†	3,500,000	3,501,008
Federated Department Stores, Inc.
6.63%, 09/01/08	150,000	151,026
FedEx Corporation
5.44%, 08/08/07†	1,800,000	1,800,373
Gannett Co., Inc.
4.13%, 06/15/08	2,390,000	2,357,924
General Electric Capital Corporation
9.83%, 12/15/08	350,000	372,568
5.39%, 03/16/09†	3,800,000	3,802,094
4.25%, 09/13/10	2,400,000	2,319,235
5.00%, 12/01/10	3,475,000	3,431,417
Goldman Sachs Capital III
5.36%, 12/31/49†	1,560,000	1,559,236
HSBC Bank USA NA
5.42%, 09/21/07†	400,000	400,119
HSBC Finance Corporation
4.13%, 12/15/08Δ	700,000	687,644
JP Morgan Chase Capital XXIII
6.36%, 05/15/47†	1,345,000	1,335,312
May Department Stores Co. (The)
3.95%, 07/15/07	1,370,000	1,369,297
Merrill Lynch & Co., Inc.
4.83%, 10/27/08Δ	1,720,000	1,704,909
Morgan Stanley
5.50%, 01/18/08†	1,600,000	1,601,302
5.41%, 05/07/09†	300,000	300,172
5.60%, 01/09/12†	475,000	474,602
5.63%, 01/09/12	2,451,000	2,448,118
Oracle Corporation and Ozark Holding, Inc.
5.00%, 01/15/11Δ	450,000	443,871
PSEG Funding Trust I
5.38%, 11/16/07	275,000	274,779
SLM Corporation
4.00%, 01/15/09	2,151,000	2,067,487
Sprint Capital Corporation
6.38%, 05/01/09Δ	1,080,000	1,093,735
8.38%, 03/15/12	1,000,000	1,090,454
State Street Capital Trust IV
6.36%, 06/01/47†	1,315,000	1,324,663
Time Warner Cable, Inc.
5.40%, 07/02/12 144A	1,325,000	1,302,584
Time Warner, Inc.
5.59%, 11/13/09†	6,000,000	6,009,066
Transocean, Inc.
5.55%, 09/05/08†	1,900,000	1,901,776
TXU Electric Delivery Co.
5.73%, 09/16/08 144A†	2,025,000	2,026,251
U.S. Bancorp
5.35%, 04/28/09†	3,700,000	3,702,986
U.S. Bank NA
6.50%, 02/01/08	580,000	582,264
U.S. Central Federal Credit Union
2.75%, 05/30/08	610,000	595,062
UBS Preferred Funding Trust I
8.62%, 10/29/49†	300,000	326,057
Union Pacific Corporation
5.75%, 10/15/07	375,000	375,225
6.79%, 11/09/07	650,000	652,416
USB Capital IX
6.19%, 04/15/49†Δ	750,000	756,167
Verizon Communications, Inc.
5.40%, 04/03/09†	905,000	905,651
Wachovia Corporation
3.50%, 08/15/08Δ	540,000	528,933
5.48%, 03/15/11†	540,000	541,190
5.75%, 06/15/17Δ	705,000	696,859
Wells Fargo & Co.
5.45%, 01/24/12†Δ	2,000,000	2,001,394
ZFS Finance USA Trust I
5.88%, 05/09/32 144A†Δ	845,000	830,263
6.15%, 12/15/35 144A†Δ	845,000	846,905

Total Corporate Bonds (Cost $89,712,470)		89,317,916

FOREIGN BONDS — 5.9%
Cayman Islands — 0.3%
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	1,133,333	1,119,508
4.63%, 06/15/10 144A	1,133,333	1,119,519

		2,239,027

France — 1.1%
French Treasury Bill
3.98%, 09/13/07(E)Ω	6,390,000	8,579,300

Iceland — 0.2%
Glitnir Banki HF
5.63%, 04/20/10 144A†	1,525,000	1,523,617

Italy — 0.2%
Telecom Italia Capital SA
4.00%, 11/15/08	2,000,000	1,958,124

Luxembourg — 0.6%
Unicredito Luxembourg Finance SA
5.43%, 10/24/08 144A†	3,800,000	3,802,257
VTB Capital SA for Vneshtorgbank
5.96%, 08/01/08 144A†	800,000	801,800

		4,604,057

Netherlands — 2.6%
Dutch Treasury Certificate
3.99%, 08/31/07(E)Ω	15,050,000	20,237,092

New Zealand — 0.1%
General Electric Capital Corporation
6.50%, 09/28/15(Z)	1,185,000	826,213

Norway — 0.2%
Eksportfinans
3.38%, 01/15/08	1,630,000	1,614,748

See Notes to Financial Statements.

55

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
South Korea — 0.4%
Export-Import Bank of Korea
5.45%, 06/01/09†	$1,300,000	$1,300,669
5.58%, 10/04/11 144A†	1,700,000	1,701,899

		3,002,568

United Kingdom — 0.2%
Nationwide Building Society
3.50%, 07/31/07 144A	325,000	324,635
Vodafone Group PLC
3.95%, 01/30/08	230,000	227,951
5.64%, 02/27/12†	950,000	952,363

		1,504,949

Total Foreign Bonds (Cost $45,960,333)		46,089,695

MORTGAGE-BACKED SECURITIES — 51.8%
Adjustable Rate Mortgage Trust
5.59%, 11/25/35†	1,357,846	1,360,533
5.57%, 03/25/36†	2,590,671	2,601,015
5.96%, 03/25/37†	3,980,936	3,973,871
American Home Mortgage Assets
5.59%, 11/25/35†	1,433,633	1,436,282
American Home Mortgage Investment Trust
4.29%, 10/25/34†	1,762,220	1,727,918
Arkle Master Issuer PLC
5.30%, 11/19/07 144A†	1,800,000	1,807,055
Bank of America Commercial Mortgage, Inc.
3.88%, 09/11/36	2,227,222	2,147,516
4.76%, 07/10/45	1,620,000	1,587,225
Bank of America Funding Corporation
4.58%, 12/20/36†	2,802,207	2,757,424
Bank of America Mortgage Securities
6.50%, 10/01/19	569,260	575,230
Bear Stearns Adjustable Rate Mortgage Trust
4.19%, 12/01/33†	1,366,627	1,375,468
4.62%, 01/25/34†	799,244	800,868
4.00%, 07/25/34†	2,070,442	2,022,521
Bear Stearns Alt-A Trust
5.69%, 06/25/34†	1,260,467	1,261,952
6.18%, 05/25/36†	2,046,405	2,054,266
Bear Stearns Commercial Mortgage Securities
5.43%, 03/15/19 144A†	1,761,573	1,761,934
3.87%, 02/11/41	3,650,000	3,564,049
Chase Manhattan Bank - First Union National Bank
7.44%, 08/15/31	2,102,745	2,170,603
Citigroup Commercial Mortgage Trust
4.15%, 09/20/49 144A	747,148	736,698
Commercial Mortgage Acceptance Corporation
6.03%, 09/15/30	778,490	778,881
Commercial Mortgage Pass-Through Certificates
7.42%, 08/15/33	2,076,082	2,152,377
Countrywide Alternative Loan Trust
6.00%, 10/25/32	354,869	351,646
5.50%, 05/31/35	1,437,331	1,426,392
Countrywide Home Loan Mortgage Pass-Through Trust
4.25%, 09/25/33†	2,641,641	2,638,237
5.59%, 01/25/35†	369,652	369,928
CS First Boston Mortgage Securities Corporation
4.30%, 07/15/36	1,000,000	977,759
5.02%, 08/15/38	980,000	966,128
Deutsche ALT-A Securities, Inc.
5.40%, 03/30/36†	965,936	966,033
DLJ Commercial Mortgage Corporation
7.18%, 11/10/33	2,096,724	2,182,196
Federal Home Loan Mortgage Corporation
8.50%, 12/01/07	318	319
8.50%, 01/01/08	559	561
8.00%, 05/01/08	2,697	2,714
8.75%, 07/01/08	1,019	1,034
8.00%, 01/01/09	444	449
7.50%, 03/01/09	5,258	5,315
16.25%, 07/01/11	149	159
15.25%, 08/01/11	1,359	1,545
5.38%, 09/15/11	5,229,589	5,207,825
4.00%, 08/01/15	2,101,569	2,002,359
5.00%, 11/15/16	1,896,754	1,878,476
5.50%, 04/15/17	4,174,319	4,161,794
3.50%, 12/01/18	3,275,396	2,991,817
10.75%, 02/01/19	80,846	86,414
5.55%, 02/15/19†	6,100,000	6,098,570
4.25%, 06/15/24	1,769,578	1,744,660
7.27%, 07/01/27†	38,782	39,421
5.50%, 10/15/27	2,399,367	2,395,818
5.88%, 06/01/28†	305,767	304,144
5.67%, 12/15/30†	1,211,365	1,214,112
6.00%, 04/01/33	1,541,211	1,537,566
4.58%, 06/01/33†	3,595,537	3,589,924
3.98%, 04/01/34†	3,235,253	3,173,406
4.39%, 10/01/34†	974,568	958,737
5.50%, 05/15/35	2,110,509	2,098,263
4.71%, 08/01/35†	2,782,452	2,747,060
4.77%, 08/01/35†	2,346,466	2,346,576
4.81%, 10/01/35†	1,375,258	1,370,686
5.03%, 12/01/35†	6,670,347	6,579,185
5.22%, 02/01/36†	4,148,470	4,117,734
5.88%, 04/01/36†	3,999,490	4,010,325
5.71%, 11/01/36†	4,578,284	4,531,492
Federal Housing Authority
7.43%, 09/01/22	1,672	1,665
Federal National Mortgage Association
6.00%, 08/01/08	53,544	53,460
6.50%, 11/01/08	71,732	71,775
5.50%, 12/01/17	7,440,371	7,357,447
4.00%, 07/01/18	195,149	181,620
4.00%, 08/01/18	801,898	746,307
4.00%, 05/01/19	4,334,820	4,022,430
4.00%, 06/01/19	7,211,501	6,691,804
4.00%, 08/01/19	398,415	369,703
4.00%, 10/01/19	1,393,671	1,293,235

See Notes to Financial Statements.

56

	Par	Value
4.00%, 11/25/19	$739,017	$657,990
4.00%, 12/01/19	946,281	878,087
4.00%, 01/01/20	218,017	201,732
4.00%, 07/01/20	53,074	49,110
5.75%, 08/25/23	757,350	755,776
5.50%, 09/25/24	3,139,275	3,131,803
7.06%, 12/01/24†	181,106	180,895
9.00%, 05/01/25	89,436	96,583
9.00%, 07/01/25	105,638	113,906
6.00%, 02/25/27	2,970,938	2,986,318
5.50%, 11/25/27	3,953,714	3,941,011
5.92%, 05/25/30†	2,333,158	2,345,679
5.97%, 05/25/30†	2,367,981	2,370,833
5.57%, 09/25/30†	100,157	100,198
7.25%, 09/01/31†	92,009	92,725
3.31%, 03/25/32	443,408	405,300
4.26%, 04/01/33†	705,133	709,926
4.14%, 06/01/33†	227,485	226,162
5.50%, 06/01/33	25,247	24,461
5.50%, 07/01/33	22,980	22,265
4.23%, 10/01/33†	1,565,609	1,552,405
5.50%, 10/01/33	126,788	122,844
4.28%, 12/01/33†	508,906	503,782
4.50%, 06/01/34	70,721	64,516
5.75%, 08/25/34	15,177	15,130
4.50%, 09/01/34	268,090	244,228
4.91%, 09/01/34†	1,248,108	1,238,867
5.09%, 09/01/34†	837,537	834,859
4.75%, 10/01/34†	1,290,360	1,275,590
5.11%, 10/01/34†	1,469,691	1,464,013
4.50%, 12/01/34	86,837	79,108
4.50%, 02/01/35	3,121,503	2,841,344
5.50%, 02/01/35	3,339,733	3,236,547
4.50%, 03/01/35	1,810,796	1,648,274
4.50%, 04/01/35	3,003,421	2,733,860
4.50%, 05/01/35	1,129,612	1,028,228
4.50%, 06/01/35	64,482	58,694
4.86%, 06/01/35†	2,154,987	2,136,856
4.50%, 08/01/35	1,837,770	1,672,828
4.69%, 08/01/35†	5,801,794	5,727,894
5.50%, 08/01/35 TBA	1,000,000	964,063
4.38%, 09/01/35†	2,740,212	2,677,287
4.50%, 09/01/35	1,148,886	1,045,773
4.63%, 09/01/35†	3,637,918	3,584,683
5.50%, 09/01/35	11,280,164	10,907,150
7.50%, 09/01/35	1,960,248	2,047,388
4.50%, 10/01/35	800,070	728,262
5.33%, 10/01/35†	2,314,197	2,271,970
4.50%, 11/01/35	701,527	638,564
4.92%, 12/01/35†	292,912	290,956
6.00%, 02/01/36	873,871	866,024
4.50%, 06/01/36	55,840	50,778
4.50%, 07/01/36	897,931	816,536
6.00%, 07/01/36	2,732,293	2,704,581
5.92%, 09/01/36†	3,827,895	3,847,928
6.00%, 10/01/36	2,154,879	2,133,023
8.75%, 10/01/36 IOΩ	2,367,140	630,958
5.58%, 12/01/36†	1,405,496	1,401,558
5.50%, 07/01/37 TBA	18,200,000	17,551,625
6.00%, 07/12/37 TBA	19,000,000	18,807,031
6.16%, 04/01/40†	381,169	390,518
6.23%, 07/01/44†	545,166	551,850
6.50%, 12/31/49	3,066,000	3,089,401
FHLMC Structured Pass-Through Securities
6.32%, 05/25/43†	1,877,752	1,913,198
6.43%, 07/25/44†	3,381,752	3,408,254
First Horizon Alternative Mortgage Securities
4.74%, 06/25/34†	1,009,545	996,493
First Horizon Asset Securities, Inc.
5.33%, 10/25/35†	3,206,850	3,184,959
General Electric Capital Commercial Mortgage Corporation
4.09%, 01/10/38	2,000,000	1,960,259
5.56%, 06/10/38	730,073	730,742
4.35%, 06/10/48	2,870,000	2,794,565
GMAC Commercial Mortgage Securities, Inc.
7.72%, 03/15/33	2,074,118	2,163,432
7.18%, 08/15/36	1,249,324	1,282,254
Government National Mortgage Association
6.00%, 12/15/08	77,988	78,210
6.00%, 02/15/11	147,536	148,191
5.38%, 06/20/17†	21,924	22,102
5.38%, 06/20/21†	12,361	12,509
6.13%, 10/20/27†	83,840	84,773
8.50%, 10/15/29	57,712	62,049
8.50%, 01/15/30	25,759	27,698
5.92%, 02/16/30†	324,353	328,849
8.50%, 03/15/30	4,878	5,245
8.50%, 04/15/30	14,694	15,799
8.50%, 05/15/30	141,629	152,287
8.50%, 06/15/30	27,431	29,496
8.50%, 07/15/30	161,026	173,142
8.50%, 08/15/30	24,217	26,039
8.50%, 09/15/30	2,598	2,794
8.50%, 10/15/30	46,097	49,566
8.50%, 11/15/30	71,364	76,734
8.50%, 12/15/30	67,738	72,837
8.50%, 02/15/31	58,644	62,965
3.75%, 05/20/34†	1,635,159	1,629,411
3.75%, 06/20/34†	2,233,632	2,225,780
6.00%, 06/15/36	935,156	930,662
Greenpoint Mortgage Funding Trust
5.59%, 11/25/45†	564,300	565,048
GS Mortgage Securities Corporation II
6.04%, 08/15/18 144A	357,718	361,910
6.14%, 10/18/30	1,805,975	1,811,503
5.51%, 04/10/38†	1,320,000	1,317,792
6.48%, 01/10/40 IO 144AΩ†	33,242,589	503,452
GSR Mortgage Loan Trust
5.15%, 06/01/34†	1,731,557	1,750,262
4.77%, 09/25/34†	4,170,963	4,156,736
4.54%, 09/25/35†	4,641,689	4,572,357
4.55%, 09/25/35†	3,018,216	2,990,656
4.66%, 10/25/35†	2,182,909	2,171,594
HarborView Mortgage Loan Trust
5.63%, 11/19/35 STEP	1,899,795	1,906,088
5.31%, 12/19/35†	4,012,591	3,987,108

See Notes to Financial Statements.

57

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Impac Secured Assets CMN Owner Trust
5.44%, 05/25/36†	$505,142	$505,161
5.40%, 01/25/37†	1,343,634	1,343,628
JP Morgan Mortgage Trust
3.88%, 08/25/34†	3,246,604	3,196,703
4.76%, 07/25/35†	4,209,676	4,152,891
LB-UBS Commercial Mortgage Trust
4.21%, 11/15/27	3,100,000	3,044,737
4.82%, 04/15/30	2,129,475	2,097,307
6.68%, 08/15/33 IO 144AΩ†	32,786,922	321,656
Luminent Mortgage Trust
5.58%, 11/26/35†	2,572,067	2,579,442
Merrill Lynch Mortgage Investors, Inc.
4.23%, 08/25/34†	2,835,260	2,806,140
MLCC Mortgage Investors, Inc.
5.70%, 03/15/25 STEP	539,634	540,815
4.73%, 12/25/34†	2,191,963	2,167,046
5.40%, 02/25/36 STRIP†	2,372,733	2,355,876
Morgan Stanley Capital I
6.53%, 03/15/31	2,811,902	2,840,273
NationsLink Funding Corporation
6.32%, 01/20/31	1,866,408	1,878,544
Opteum Mortgage Acceptance Corporation
5.41%, 12/25/35†	2,095,825	2,094,755
5.38%, 07/25/36†	1,723,055	1,722,171
PNC Mortgage Acceptance Corporation
5.91%, 03/12/34	1,507,735	1,513,431
Provident Funding Mortgage Loan Trust
4.05%, 04/25/34†	3,409,067	3,348,227
Residential Accredit Loans, Inc.
6.00%, 12/25/16	31,680	31,584
5.72%, 01/25/33†	687,905	689,620
Residential Funding Mortgage Securities I
6.50%, 03/25/32	131,513	131,431
Structured Adjustable Rate Mortgage Loan Trust
4.92%, 03/25/34†	1,302,523	1,302,004
5.33%, 08/25/34†	1,575,250	1,565,745
5.62%, 09/25/34†	320,267	320,738
5.40%, 05/25/35†	2,805,838	2,800,212
Structured Asset Mortgage Investments, Inc.
7.22%, 10/19/34†	612,429	616,971
5.60%, 05/25/35†	1,340,760	1,341,736
5.39%, 08/25/36†	1,283,344	1,282,758
Structured Asset Securities Corporation
5.37%, 05/25/36†	946,534	946,449
Thornburg Mortgage Securities Trust
5.44%, 04/25/36†	1,900,000	1,896,748
TIAA Retail Commercial Trust
6.68%, 06/19/31 144A	2,790,000	2,844,241
Wachovia Bank Commercial Mortgage Trust
4.04%, 02/15/34	2,249,652	2,189,820
5.00%, 07/15/41	1,620,000	1,598,664
4.38%, 10/15/41	2,949,118	2,878,513
5.76%, 05/15/43†	1,600,000	1,594,446
Washington Mutual Commercial Mortgage Securities Trust
4.24%, 05/25/36 144A	1,003,404	992,213
Washington Mutual Mortgage Securities Corporation
7.47%, 03/25/32†	181,371	180,691
Washington Mutual, Inc.
5.86%, 12/25/27 STEP	3,422,245	3,421,921
4.67%, 05/25/35†	3,550,000	3,458,893
5.56%, 05/04/37†	2,950,696	2,951,050
5.90%, 06/25/37†	4,300,000	4,295,700
6.43%, 06/25/42†	105,602	105,477
5.63%, 01/25/45†	1,695,529	1,698,240
5.51%, 04/25/45†	139,937	139,961
5.64%, 08/25/45†	747,416	749,099
5.61%, 10/25/45†	793,279	794,648
6.01%, 06/25/46†	2,662,168	2,679,283
Wells Fargo Mortgage-Backed Securities Trust
4.75%, 04/25/19	3,168,090	3,008,694
3.99%, 01/25/35†	2,518,644	2,466,333
4.54%, 02/25/35†	4,096,281	4,013,458

Total Mortgage-Backed Securities (Cost $408,149,152)		404,530,389

MUNICIPAL BOND — 0.1%
Sales Tax Asset Receivable Corporation, New York, Series B Revenue Bond (FSA Insured)
3.60%, 10/15/08
(Cost $425,000)	425,000	417,031

	Number of Contracts
PURCHASED OPTIONS — 0.5%
Call Options — 0.1%
10-Year U.S. Treasury Note Futures, Strike Price $109.00, Expires 08/24/07	62	2,906
10-Year U.S. Treasury Note Futures, Strike Price $111.00, Expires 08/24/07	183	2,860
1-Year Eurodollar Mid-CRV Futures, Strike Price $95.00, Expires 09/14/07	234	52,650
1-Year Eurodollar Mid-CRV Futures, Strike Price $95.25, Expires 09/14/07	1,374	137,400
5-Year U.S. Treasury Note Futures, Strike Price $109.50, Expires 08/24/07	280	4,375
90-Day Eurodollar Futures, Strike Price $95.00, Expires 09/17/07	29	725
See Notes to Financial Statements.

58

	Number of Contracts	Value
90-Day Eurodollar Futures, Strike Price $95.25, Expires 03/17/08	78	$14,625
90-Day Eurodollar Futures, Strike Price $95.25, Expires 06/16/08	327	81,750
90-Day Eurodollar Futures, Strike Price $95.25, Expires 12/17/07	115	5,750

		303,041

Call Swaptions — 0.2%
3-Month LIBOR, Strike Price $4.75, Expires 03/31/08	2,750	33,960
3-Month LIBOR, Strike Price $4.75, Expires 09/26/08	1,750	34,428
3-Month LIBOR, Strike Price $4.75, Expires 12/15/08	800	18,158
3-Month LIBOR, Strike Price $5.00, Expires 02/01/08	3,760	60,308
3-Month LIBOR, Strike Price $5.00, Expires 12/15/08	7,250	245,344
3-Month LIBOR, Strike Price $5.00, Expires 12/20/07	2,130	26,177
3-Month LIBOR, Strike Price $5.04, Expires 09/17/07	710	3,569
3-Month LIBOR, Strike Price $5.75, Expires 12/15/08	3,900	287,364
Euro vs. U.S. Dollar, Strike Price $1.36, Expires 05/21/08	22,000	71,361
Euro vs. U.S. Dollar, Strike Price $1.38, Expires 05/21/10	18,000	90,359
U.S. Dollar vs. Japanese Yen, Strike Price $104.00, Expires 03/17/10	65,000	493,740
U.S. Dollar vs. Japanese Yen, Strike Price $105.40, Expires 03/31/10	12,010	67,919

		1,432,687

Put Options — 0.0%
90-Day Eurodollar Futures, Strike Price $90.50, Expires 09/17/07	618	3,863
90-Day Eurodollar Futures, Strike Price $91.75, Expires 12/17/07	5	31

		3,894

Put Swaptions — 0.2%
Euro vs. U.S. Dollar, Strike Price $1.36, Expires 05/19/08	502,000	1,463,536
Euro vs. U.S. Dollar, Strike Price $1.38, Expires 05/21/10	40,000	139,861
U.S. Dollar vs. Japanese Yen, Strike Price $104.00, Expires 03/17/10	65,000	162,955
U.S. Dollar vs. Japanese Yen, Strike Price $105.40, Expires 03/31/10	10,000	28,376

		1,794,728

Total Purchased Options (Cost $5,532,735)		3,534,350

	Shares	Value
MONEY MARKET FUNDS — 7.6%
GuideStone Funds Money Market Fund (GS4 Class)¥	29,092,804	$29,092,804
Northern Institutional Liquid Assets Portfolio§	30,545,646	30,545,646

Total Money Market Funds (Cost $59,638,450)		59,638,450

	Par
U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bills
4.65%, 08/30/07‡‡	$30,000	29,776
4.44%, 09/13/07‡‡	440,000	435,955
4.58%, 09/13/07‡‡	500,000	495,404
4.60%, 09/13/07	240,000	237,794
4.61%, 09/13/07‡‡	90,000	89,173
4.65%, 09/13/07	680,000	673,750
4.66%, 09/13/07	225,000	222,932

		2,184,784

U.S. Treasury Inflationary Index Bond
2.38%, 01/15/17Δ	10,600,000	10,605,614

U.S. Treasury Notes
3.88%, 09/15/10Δ	12,098,000	11,740,734
5.13%, 05/15/16Δ	300,000	301,782

		12,042,516

Total U.S. Treasury Obligations (Cost $24,997,507)		24,832,914

TOTAL INVESTMENTS — 106.8% (Cost $839,865,293)		833,565,008

	Number of Contracts
WRITTEN OPTIONS — (0.1)%
Call Swaptions — (0.1)%
3-Month LIBOR, Strike Price $4.75, Expires 09/26/08	(760)	(38,280)
3-Month LIBOR, Strike Price $4.90, Expires 03/31/08	(500)	(15,279)
3-Month LIBOR, Strike Price $4.95, Expires 03/31/08	(700)	(23,939)
3-Month LIBOR, Strike Price $4.95, Expires 09/26/08	(2,170)	(325,444)
3-Month LIBOR, Strike Price $5.00, Expires 12/15/08	(270)	(19,188)
3-Month LIBOR, Strike Price $5.10, Expires 02/01/08	(1,630)	(58,325)
3-Month LIBOR, Strike Price $5.15, Expires 12/20/07	(930)	(30,329)
3-Month LIBOR, Strike Price $5.20, Expires 12/15/08	(2,420)	(237,535)

Total Written Options (Premiums received $(1,124,267))		(748,319)

See Notes to Financial Statements.

59

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
SECURITY SOLD SHORT — (0.1)%
Federal National Mortgage Association
6.00%, 07/12/37 TBA
(Cost $(994,375))	$(1,000,000)	$(989,063)

Liabilities in Excess of Other Assets — (6.6)%		(51,601,428)

NET ASSETS — 100.0%		$780,226,198

Swap agreements outstanding at June 30, 2007:

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
British Pounds
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(b)	12/20/08	13,700,000	$(347,486)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(d)	09/15/10	20,600,000	(1,490,185)
Receive floating par in the event of default on the Dow Jones ITRAXX6HI4 Index and pay fixed rate payments of 0.85%(k)	12/20/16	2,600,000	(22,578)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00%(k)	12/15/35	100,000	9,561
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00%(d)	12/15/35	2,000,000	191,226

			(1,659,462)

Euro
Receive fixed rate payments of 2.09% and pay variable rate payments on the France CPI Ex Tobacco(j)	10/15/10	1,500,000	18,013
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month EURIBOR rate(k)	12/15/11	23,100,000	969,264
Receive floating par in the event of default on the Dow Jones ITRAXX6HIVOL Index and pay fixed rate payments of 0.85%(g)	12/20/16	900,000	(7,815)
Receive floating par in the event of default on the Dow Jones ITRAXX6HI4 Index and pay fixed rate payments of 0.85%(d)	12/20/16	3,100,000	(26,920)

See Notes to Financial Statements.

60

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par in the event of default on the Dow Jones ITRAXX6HI4 Index and pay fixed rate payments of 0.85%(j)	12/20/16	2,100,000	$(18,236)

			934,306

Japanese Yen
Receive fixed rate payments of 0.055% and pay floating par in the event of default on American International Group, 5.60% due 10/18/16(e)	03/20/08	3,000,000	106
Receive fixed rate payments of 2.00% and pay variable rate payments on the six month LIBOR floating rate(b)	12/20/16	200,000,000	14,372
Receive fixed rate payments of 2.00% and pay variable rate payments on the six month LIBOR floating rate(d)	12/20/16	80,000,000	5,749

			20,227

U.S. Dollars
Receive fixed rate payments of 0.22% and pay floating par in the event of default on Russian Federation, 7.50% due 3/31/30(i)	07/20/07	$900,000	42
Receive floating par in the event of default on the Dow Jones CDX HVOL7 Index and pay fixed rate payments of 0.75%(d)	12/20/11	9,000,000	50,495
Receive floating par in the event of default on Progress Energy, Inc., 5.625% due 01/15/16 and pay fixed rate payments of 0.09%(d)	06/20/12	1,000,000	2,910
Receive floating par in the event of default on Target Corporation, 5.875% due 03/01/12 and pay fixed rate payments of 0.11%(c)	06/20/12	900,000	2,111
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(f)	06/20/14	36,200,000	1,189,252
Receive floating par in the event of default on the Dow Jones CDX IG7 Index and pay fixed rate payments of 0.65%(c)	12/20/16	7,300,000	19,888
Receive floating par in the event of default on Autozone, 5.875% due 10/15/12 and pay fixed rate payments of 0.665%(l)	06/20/17	1,300,000	(690)
Receive floating par in the event of default on Newell Rubbermaid, 6.75% due 03/15/12 and pay fixed rate payments of 0.48%(b)	06/20/17	300,000	(152)
Receive floating par in the event of default on Liz Claiborne, 5% due 07/08/13 and pay fixed rate payments of 0.95%(a)	06/20/17	500,000	14,394
Receive floating par in the event of default on Liz Claiborne, 5% due 07/08/13 and pay fixed rate payments of 0.95%(a)	06/20/17	100,000	2,879
Receive floating par in the event of default on Newell Rubbermaid, 6.75% due 03/15/12 and pay fixed rate payments of 0.485%(l)	06/20/17	700,000	(620)
Receive floating par in the event of default on Autozone, 5.875% due 10/15/12 and pay fixed rate payments of 0.635%(l)	06/20/17	600,000	1,332
Receive floating par in the event of default on Autozone, 5.875% due 10/15/12 and pay fixed rate payments of 0.64%(l)	06/20/17	500,000	671
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(l)	12/19/17	7,300,000	373,559

See Notes to Financial Statements.

61

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par in the event of default on Morgan Stanley ABS Capital I, 7.0225% due 12/27/33 and pay fixed rate payments of 0.54%(c)	12/27/33	$2,400,000	$(49,440)
Receive floating par in the event of default on Long Beach Mortgage Trust, 6.7225% due 02/25/2034 and pay fixed rate payments of 0.49%(d)	02/25/34	2,400,000	(59,520)
Receive floating par in the event of default on Specialty Underwriting & Residential Finance, 6.6225% due 02/25/35 and pay fixed rate payments of 0.59%(d)	02/25/35	2,400,000	(53,304)
Receive floating par in the event of default on Structured Asset Investment Loan Trust, 6.1425% due 02/25/35 and pay fixed rate payments of 0.61%(d)	02/25/35	2,400,000	7,680
Receive floating par in the event of default on the ABX.HE.A.06-1 Index and pay fixed rate payments of 0.54%(a)	07/25/45	1,000,000	36,250
Receive floating par in the event of default on the ABX.HE.A.06-1 Index and pay fixed rate payments of 0.54%(h)	07/25/45	8,000,000	290,000
Receive floating par in the event of default on the ABX.HE.A.06-1 Index and pay fixed rate payments of 0.54%(b)	07/25/45	1,000,000	36,250

			1,863,987

			$1,159,058

PORTFOLIO SUMMARY (based on net assets)

%
Futures Contracts	200.2
Mortgage-Backed Securities	51.8
Asset-Backed Securities	15.9
Corporate Bonds	13.9
Money Market Funds	7.6
Agency Obligations	6.1
Foreign Bonds	5.9
U.S. Treasury Obligations	3.2
Commercial Paper	1.8
Purchased Options	0.5
Municipal Bond	0.1
Swap Agreements	0.1
Security Sold Short	(0.1)
Written Options	(0.1)
Forward Foreign Currency Contracts	(0.7)

306.2

See Notes to Financial Statements.

62

Medium-Duration Bond Fund

Average Annual Total Returns as of 06/30/07

	GS2 Class*	GS4 Class*	GS6 Class*	Benchmark**
Six Months	0.45%	0.38%	0.11%	0.98%
One Year	5.57%	5.44%	4.99%	6.12%
Five Year	5.14%	5.00%	4.64%	4.48%
Since Inception	5.08%	5.06%	4.69%	4.80%
Inception Date	08/27/01	08/27/01	08/27/01	08/27/01

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Lehman Brothers Aggregate Bond Index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	The Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

63

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 6.5%
Federal Agricultural Mortgage Corporation
5.50%, 07/15/11 144A	$4,200,000	$4,227,594
Federal Farm Credit Bank
4.85%, 12/16/09	2,700,000	2,675,127
4.50%, 08/08/11	3,000,000	2,892,810
5.40%, 06/08/17	1,700,000	1,692,860
Federal Home Loan Bank
4.80%, 07/02/07	5,300,000	5,298,587
4.25%, 09/12/08	3,000,000	2,965,701
5.40%, 01/02/09	990,000	989,612
3.50%, 02/13/09	1,000,000	974,014
4.38%, 09/11/09	3,000,000	2,952,000
4.08%, 04/26/10	1,500,000	1,457,751
4.38%, 09/17/10	700,000	683,705
5.00%, 03/08/13	5,000,000	4,925,085
5.25%, 09/13/13	2,900,000	2,886,265
4.88%, 12/13/13	13,000,000	12,670,632
Federal Home Loan Mortgage Corporation
4.48%, 09/19/08	10,000,000	9,907,920
6.63%, 09/15/09	970,000	998,947
6.88%, 09/15/10	1,490,000	1,563,727
6.00%, 06/15/11	1,440,000	1,479,545
5.63%, 11/23/35	1,260,000	1,182,588
Federal National Mortgage Association
5.00%, 03/17/08	375,000	361,524
5.13%, 09/02/08	8,000,000	7,988,800
7.25%, 01/15/10	1,400,000	1,468,179
7.13%, 06/15/10	1,600,000	1,684,365
6.00%, 05/15/11	2,370,000	2,434,452
Tennessee Valley Authority
5.38%, 04/01/46	1,800,000	1,712,887

Total Agency Obligations (Cost $78,842,356)		78,074,677

ASSET-BACKED SECURITIES — 4.1%
Amortizing Residential Collateral Trust
5.60%, 04/25/32†	62,085	62,143
Argent Securities, Inc.
5.37%, 10/25/36†	1,162,450	1,162,504
Asset-Backed Securities Corporation Home Equity
5.60%, 09/25/34†	291,120	290,977
Bayview Financial Acquisition Trust
5.77%, 02/28/44†	963,550	963,862
Bear Stearns Asset-Backed Securities, Inc.
6.00%, 02/01/36	4,627,868	4,554,836
6.50%, 02/01/36	4,616,123	4,554,944
Chase Credit Card Master Trust
5.44%, 02/15/10†	1,700,000	1,700,701
Countrywide Home Equity Loan Trust
5.67%, 03/15/29†	1,052,011	1,053,924
5.61%, 05/15/29†	718,862	720,055
5.56%, 12/15/35†	2,735,074	2,737,668
5.54%, 02/15/36†	1,206,297	1,206,121
5.46%, 08/15/36†	2,992,594	2,993,435
CS First Boston Mortgage Securities Corporation
5.46%, 05/25/35 STEP	365,168	365,209
EMC Mortgage Loan Trust
5.87%, 11/25/41 144A†	318,118	319,352
First Franklin Mortgage Loan Asset-Backed Certificates
5.37%, 11/25/36†	1,637,343	1,637,338
First Horizon Asset Back Trust
5.61%, 10/25/34†	421,291	422,288
Fleet Home Equity Loan Trust
5.53%, 05/30/31†	348,481	348,352
Ford Credit Auto Owner Trust
5.33%, 09/15/08†	71,178	71,178
Honda Auto Receivables Owner Trust
5.34%, 11/15/07	252,714	252,714
5.10%, 09/18/08	925,597	925,452
Lehman XS Trust
5.62%, 11/25/35†	3,289,913	3,296,601
5.59%, 01/30/40†	1,753,028	1,754,922
Madison Avenue Manufactured Housing Contract
5.67%, 09/25/08†	1,118,583	1,121,206
MASTR Asset-Backed Securities Trust
5.51%, 03/25/35 STEP	203,817	203,838
MBNA Credit Card Master Note Trust
5.82%, 03/15/10†	1,900,000	1,902,250
Morgan Stanley Dean Witter Credit Corporation HELOC Trust
5.51%, 07/25/17 STEP	169,496	169,632
Nelnet Student Loan Trust
5.37%, 01/26/15†	1,736,546	1,736,909
Nissan Auto Receivables Owner Trust
5.18%, 08/15/08	1,292,259	1,292,057
Provident Bank Home Equity Loan Trust
5.59%, 08/25/31†	192,619	192,680
Quest Trust
5.88%, 06/25/34†	34,102	34,113
Residential Asset Mortgage Products, Inc.
5.56%, 03/25/34 STEP	486,710	487,298
Residential Funding Securities Corporation
5.77%, 06/25/33 144A†	869,520	870,252
Salomon Brothers Mortgage Securities VII
5.80%, 03/30/28 STEP	87,978	88,002
Securitized Asset-Backed Receivables LLC Trust
5.55%, 02/25/37†	4,743,865	4,745,433
Structured Asset Securities Corporation
5.00%, 04/25/31 144A†	4,600,000	4,600,000

Total Asset-Backed Securities (Cost $48,974,589)		48,838,246

See Notes to Financial Statements.

64

	Par	Value
COMMERCIAL PAPER — 0.2%
Bank of America Corporation
5.25%, 09/25/07	$900,000	$888,802
General Electric Capital Corporation
5.17%, 11/06/07	1,500,000	1,472,298

Total Commercial Paper (Cost $2,361,150)		2,361,100

CORPORATE BONDS — 12.3%
AES Corporation
9.50%, 06/01/09Δ	42,000	44,100
8.75%, 05/15/13 144A	520,000	551,200
9.00%, 05/15/15 144A	760,000	808,450
Allied Waste North America, Inc.
7.13%, 05/15/16 Δ	375,000	368,438
American Achievement Corporation
8.25%, 04/01/12†Δ	30,000	30,375
American Express Co.
6.80%, 09/01/45†Δ	300,000	309,861
American International Group, Inc.
6.25%, 03/15/37†Δ	1,005,000	953,340
Amerigas Partners LP
7.25%, 05/20/15	80,000	79,600
AmerisourceBergen Corporation
5.88%, 09/15/15	130,000	125,656
Ameritech Capital Funding Corporation
6.25%, 05/18/09	100,000	100,846
AMFM, Inc.
8.00%, 11/01/08	1,075,000	1,102,966
Anadarko Petroleum Corporation
5.76%, 09/15/09†	1,070,000	1,071,501
6.45%, 09/15/36	140,000	135,087
ANZ Capital Trust I
4.48%, 01/29/49 144A	125,000	121,341
5.36%, 12/29/49 144A	800,000	770,456
ASIF Global Financing XIX
4.90%, 01/17/13 144A	100,000	97,042
Astoria Financial Corporation
5.75%, 10/15/12	450,000	448,560
AT&T, Inc.
4.13%, 09/15/09	250,000	243,229
5.30%, 11/15/10Δ	175,000	174,308
5.10%, 09/15/14	550,000	525,388
Bank of America Corporation
5.38%, 08/15/11Δ	240,000	239,169
5.64%, 10/14/16†	1,700,000	1,709,100
Bank One Corporation
4.13%, 09/01/07Δ	1,100,000	1,097,625
BellSouth Capital Funding
7.88%, 02/15/30Δ	460,000	520,806
BellSouth Corporation
4.75%, 11/15/12Δ	40,000	38,272
6.88%, 10/15/31Δ	10,000	10,319
Boardwalk Pipelines LP
5.88%, 11/15/16	625,000	610,464
Boeing Co.
6.63%, 02/15/38	210,000	230,322
CenterPoint Energy Resources Corporation
5.95%, 01/15/14	525,000	520,244
Charter Communications Operating LLC
8.00%, 04/30/12 144A@	250,000	254,375
Chesapeake Energy Corporation
6.25%, 01/15/18	140,000	131,425
Chubb Corporation
6.38%, 03/29/37†	625,000	612,281
Cincinnati Bell, Inc.
7.00%, 02/15/15	130,000	128,050
CitiFinancial, Inc.
6.63%, 06/01/15	300,000	314,528
Citizens Communications Co.
9.25%, 05/15/11Δ	40,000	43,400
7.13%, 03/15/19	60,000	57,000
7.88%, 01/15/27	150,000	146,625
Clear Channel Communications, Inc.
4.63%, 01/15/08Δ	20,000	19,833
4.25%, 05/15/09Δ	250,000	241,728
5.50%, 09/15/14	765,000	654,673
Clorox Co.
5.49%, 12/14/07†	1,500,000	1,500,920
Comcast Cable Communications Holdings, Inc.
6.75%, 01/30/11	740,000	766,544
8.38%, 03/15/13	225,000	251,457
9.46%, 11/15/22Δ	275,000	349,793
Commonwealth Edison Co.
5.40%, 12/15/11	650,000	637,306
Community Health Systems, Inc.
8.88%, 07/15/15 144A	280,000	285,250
Complete Production Services, Inc.
8.00%, 12/15/16 144AΔ	280,000	284,200
ConocoPhillips
8.75%, 05/25/10	230,000	250,549
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,670,000	1,827,875
Cox Communications, Inc.
4.63%, 01/15/10	800,000	781,854
Cox Enterprises, Inc.
4.38%, 05/01/08 144A	600,000	594,104
CSC Holdings, Inc.
7.63%, 04/01/11Δ	590,000	588,525
6.75%, 04/15/12	60,000	57,300
7.63%, 07/15/18Δ	45,000	42,975
DaimlerChrysler NA Holding Corporation
5.84%, 09/10/07†	3,700,000	3,703,104
5.88%, 03/15/11Δ	590,000	593,499
5.75%, 09/08/11Δ	900,000	902,065
7.30%, 01/15/12	550,000	583,885
6.50%, 11/15/13Δ	100,000	103,413
DaVita, Inc.
6.63%, 03/15/13 144A	310,000	304,188
Dean Foods Co.
7.00%, 06/01/16Δ	375,000	360,000
DI Finance
9.50%, 02/15/13	90,000	96,188

See Notes to Financial Statements.

65

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
DirecTV Holdings LLC
8.38%, 03/15/13	$155,000	$162,944
Dominion Resources, Inc.
4.13%, 02/15/08	70,000	69,440
5.13%, 12/15/09	230,000	228,484
4.75%, 12/15/10	70,000	68,418
5.70%, 09/17/12Δ	770,000	771,469
DRS Technologies, Inc.
6.63%, 02/01/16	90,000	87,300
Dryden Investor Trust
7.16%, 07/23/08	697,599	709,845
Duke Energy Corporation
5.63%, 11/30/12Δ	710,000	710,611
Dynegy Holdings, Inc.
7.75%, 06/01/19 144A	395,000	369,325
E*Trade Financial Corporation
7.38%, 09/15/13	40,000	40,800
Eastman Kodak Co.
7.25%, 11/15/13Δ	490,000	492,450
EchoStar DBS Corporation
5.75%, 10/01/08	500,000	500,000
7.00%, 10/01/13	10,000	9,900
6.63%, 10/01/14Δ	30,000	28,725
7.13%, 02/01/16	230,000	225,975
Edison Mission Energy
7.00%, 05/15/17 144A	240,000	227,400
7.20%, 05/15/19 144A	320,000	302,400
7.63%, 05/15/27 144A	120,000	114,000
El Paso Corporation
7.00%, 06/15/17	1,040,000	1,033,806
8.05%, 10/15/30Δ	400,000	422,204
7.80%, 08/01/31	950,000	966,774
7.75%, 01/15/32Δ	99,000	100,219
El Paso Natural Gas Co.
8.38%, 06/15/32	210,000	247,296
El Paso Performance-Linked Trust
7.75%, 07/15/11 144A	1,460,000	1,511,100
Electronic Data Systems Corporation
7.13%, 10/15/09	1,000,000	1,029,682
Energy Transfer Partners LP
5.65%, 08/01/12	275,000	272,091
5.95%, 02/01/15	475,000	468,145
Entergy Gulf States, Inc.
6.09%, 12/08/08 144A†	1,900,000	1,905,736
Enterprise Products Operating LP
4.95%, 06/01/10	650,000	638,710
7.03%, 01/15/38†Δ	275,000	265,581
8.38%, 08/01/45†Δ	350,000	374,136
Exelon Corporation
5.63%, 06/15/35	920,000	824,647
Firstar Bank NA
7.13%, 12/01/09Δ	170,000	176,755
FirstEnergy Corporation
6.45%, 11/15/11	70,000	71,847
7.38%, 11/15/31Δ	1,350,000	1,465,735
Ford Motor Co.
7.45%, 07/16/31Δ	550,000	442,062
Ford Motor Credit Co.
6.63%, 06/16/08	350,000	349,843
7.38%, 10/28/09	3,700,000	3,674,748
5.70%, 01/15/10	125,000	119,487
7.88%, 06/15/10Δ	500,000	500,227
7.38%, 02/01/11	680,000	664,840
10.61%, 06/15/11†	607,000	656,239
7.25%, 10/25/11Δ	50,000	48,165
Forest City Enterprises, Inc.
7.63%, 06/01/15	20,000	20,250
6.50%, 02/01/17	70,000	66,675
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	420,000	449,400
Freescale Semiconductor, Inc.
8.88%, 12/15/14 144A	75,000	72,000
Fresenius Medical Care Capital Trust II
7.88%, 02/01/08	169,000	170,268
General Electric Capital Corporation
5.41%, 03/04/08†	4,300,000	4,303,947
4.13%, 09/01/09Δ	740,000	722,451
6.00%, 06/15/12Δ	460,000	468,701
5.45%, 01/15/13	150,000	148,611
General Electric Co.
5.00%, 02/01/13	920,000	893,042
General Motors Acceptance Corporation
6.13%, 08/28/07Δ	1,740,000	1,741,249
5.13%, 05/09/08	570,000	562,995
5.85%, 01/14/09Δ	220,000	216,896
5.63%, 05/15/09Δ	1,490,000	1,457,454
7.75%, 01/19/10	500,000	506,454
6.88%, 09/15/11	575,000	566,108
General Motors Corporation
8.25%, 07/15/23Δ	210,000	192,412
8.38%, 07/05/33(E)	170,000	219,114
Georgia Gulf Corporation
9.50%, 10/15/14Δ	60,000	60,000
Georgia-Pacific Corporation
8.13%, 05/15/11	4,000	4,105
7.50%, 12/20/12	571,428	573,445
Goldman Sachs Group LP
4.50%, 06/15/10Δ	930,000	907,356
Greenpoint Financial Corporation
3.20%, 06/06/08	300,000	293,700
HCA, Inc.
6.30%, 10/01/12Δ	32,000	29,680
9.13%, 11/15/14 144A	60,000	63,225
6.50%, 02/15/16Δ	686,000	583,958
9.25%, 11/15/16 144A	480,000	512,400
9.63%, 11/15/16 PIK 144AΔ	91,000	98,052
7.69%, 06/15/25	250,000	218,698
Hertz Corporation
8.88%, 01/01/14	115,000	120,462
Hess Corporation
7.88%, 10/01/29Δ	150,000	169,546
7.30%, 08/15/31	1,170,000	1,258,406
Host Marriott LP
6.75%, 06/01/16Δ	30,000	29,550
HSBC Bank USA NA
5.42%, 09/21/07†	300,000	300,089

See Notes to Financial Statements.

66

	Par	Value
HSBC Finance Corporation
4.63%, 01/15/08Δ	$1,130,000	$1,125,769
8.00%, 07/15/10	440,000	470,254
7.00%, 05/15/12	390,000	411,044
6.38%, 11/27/12	70,000	71,948
Idearc, Inc.
8.00%, 11/15/16	340,000	345,100
ILFC E-Capital Trust II
6.25%, 12/21/45 144A†Δ	280,000	273,536
Intelsat Corporation
9.00%, 06/15/11	95,000	99,988
iStar Financial, Inc.
5.13%, 04/01/11Δ	175,000	171,434
5.65%, 09/15/11	250,000	246,578
5.95%, 10/15/13	200,000	197,279
6.50%, 12/15/13	125,000	126,810
JC Penny Co., Inc.
7.40%, 04/01/37Δ	50,000	52,772
JPMorgan Chase & Co.
5.75%, 01/02/13	320,000	320,455
5.15%, 10/01/15Δ	1,890,000	1,800,151
Kansas City Southern Railway
9.50%, 10/01/08	119,000	123,760
Kerr-McGee Corporation
6.95%, 07/01/24Δ	1,000,000	1,040,103
7.88%, 09/15/31	1,830,000	2,120,838
Kinder Morgan Energy Partners LP
6.30%, 02/01/09	150,000	151,665
6.75%, 03/15/11Δ	150,000	155,357
7.13%, 03/15/12	30,000	31,591
5.00%, 12/15/13Δ	200,000	189,506
6.00%, 02/01/17Δ	260,000	254,898
Koch Forest Products, Inc.
6.56%, 12/20/12	3,047,619	3,058,374
6.98%, 12/20/12	350,952	352,191
L-3 Communications Corporation
7.63%, 06/15/12	250,000	257,188
6.38%, 10/15/15	370,000	351,500
Lamar Media Corporation
7.25%, 01/01/13	110,000	110,275
6.63%, 08/15/15	80,000	76,200
Land O’ Lakes, Inc.
9.00%, 12/15/10	125,000	131,875
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/29/49†Δ	275,000	269,661
Lehman Brothers Holdings, Inc.
5.25%, 02/06/12Δ	1,120,000	1,101,987
Liberty Media Corporation
7.88%, 07/15/09	10,000	10,423
5.70%, 05/15/13Δ	25,000	23,623
3.75%, 02/15/30 CONV	40,000	25,050
Lincoln National Corporation
7.00%, 05/17/49†Δ	525,000	539,578
Lyondell Chemical Co.
8.00%, 09/15/14	55,000	56,788
8.25%, 09/15/16	35,000	36,750
Merrill Lynch & Co., Inc.
3.38%, 09/14/07	420,000	418,313
Midamerican Energy Holdings Co.
6.13%, 04/01/36	750,000	726,974
5.95%, 05/15/37 144A	150,000	141,845
Mizuho JGB Investment LLC
9.87%, 12/31/49 144A†@	250,000	259,941
Morgan Stanley
5.50%, 01/18/08†	400,000	400,326
3.63%, 04/01/08Δ	110,000	108,516
5.63%, 01/09/12	410,000	409,518
5.81%, 10/18/16†	340,000	340,231
Nelnet, Inc.
7.40%, 09/29/36†	475,000	474,007
Nevada Power Co.
5.88%, 01/15/15	350,000	343,648
New Cingular Wireless Services, Inc.
7.88%, 03/01/11	650,000	699,421
8.13%, 05/01/12	135,000	148,587
Nextel Communications, Inc.
5.95%, 03/15/14	294,000	280,400
7.38%, 08/01/15	130,000	130,057
Niagara Mohawk Power Corporation
7.75%, 10/01/08	1,340,000	1,374,411
Nortek, Inc.
8.50%, 09/01/14	62,000	59,365
NRG Energy, Inc.
7.25%, 02/01/14	220,000	221,100
7.38%, 02/01/16	80,000	80,400
7.38%, 01/15/17	35,000	35,219
Omnicom Group, Inc.
5.90%, 04/15/16	700,000	692,620
ONEOK Partners LP
6.65%, 10/01/36	375,000	373,130
Oxford Industries, Inc.
8.88%, 06/01/11	95,000	98,562
Pacific Energy Partners LP
7.13%, 06/15/14	60,000	62,141
Pacific Gas & Electric Co.
6.05%, 03/01/34Δ	580,000	563,663
5.80%, 03/01/37Δ	250,000	233,985
PartnerRe Finance II
6.44%, 12/01/49†	75,000	71,343
Patrons’ Legacy
5.65%, 01/17/17 144A	1,320,891	1,285,155
Peabody Energy Corporation
6.88%, 03/15/13Δ	145,000	145,000
7.88%, 11/01/26Δ	2,000,000	2,080,000
Pemex Project Funding Master Trust
9.13%, 10/13/10	1,075,000	1,185,188
6.63%, 06/15/35Δ	60,000	60,975
PHH Corporation
6.00%, 03/01/08	1,075,000	1,077,532
Phoenix Life Insurance Co.
7.15%, 12/15/34 144A	425,000	437,714
Pogo Producing Co.
6.63%, 03/15/15	30,000	29,850
6.88%, 10/01/17Δ	145,000	144,638
Popular North America, Inc.
5.20%, 12/12/07	400,000	399,367
4.25%, 04/01/08	300,000	296,982
5.65%, 04/15/09	250,000	249,944

See Notes to Financial Statements.

67

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Pride International, Inc.
7.38%, 07/15/14Δ	$130,000	$130,975
Progress Energy, Inc.
5.63%, 01/15/16	150,000	147,165
7.75%, 03/01/31	350,000	405,821
Prudential Funding LLC
6.60%, 05/15/08 144A	600,000	605,234
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	1,579,000	1,724,942
Qwest Capital Funding, Inc.
7.25%, 02/15/11Δ	200,000	200,000
Qwest Corporation
5.63%, 11/15/08Δ	600,000	600,750
8.88%, 03/15/12	200,000	216,500
7.50%, 06/15/23	500,000	502,500
Rabobank Capital Funding II
5.26%, 12/29/13 144A†	50,000	48,014
Rabobank Capital Funding Trust III
5.25%, 10/31/49 144A†	350,000	328,298
Reinsurance Group of America, Inc.
6.75%, 12/15/35†	250,000	244,005
Residential Capital LLC
6.38%, 06/30/10	850,000	839,589
6.00%, 02/22/11	400,000	387,364
6.50%, 06/01/12Δ	120,000	117,216
Safeco Corporation
4.20%, 02/01/08	450,000	447,018
SemGroup LP
8.75%, 11/15/15 144A	65,000	65,650
Service Corporation International
7.63%, 10/01/18	90,000	91,575
7.50%, 04/01/27 144A	200,000	189,500
Sinclair Broadcast Group, Inc.
8.00%, 03/15/12Δ	9,000	9,270
SLM Corporation
3.54%, 04/01/09†	1,130,000	1,059,567
Sonat, Inc.
7.63%, 07/15/11	460,000	480,138
Southern Natural Gas Co.
8.00%, 03/01/32	400,000	455,657
Sovereign Bank
4.38%, 08/01/13†	525,000	518,217
Sprint Capital Corporation
6.13%, 11/15/08	310,000	311,857
7.63%, 01/30/11	250,000	263,232
8.38%, 03/15/12	340,000	370,754
6.88%, 11/15/28Δ	275,000	262,474
8.75%, 03/15/32	410,000	461,727
Sprint Nextel Corporation
6.00%, 12/01/16Δ	40,000	38,013
Steel Dynamics, Inc.
6.75%, 04/01/15 144A	225,000	221,625
Suburban Propane Partners LP
6.88%, 12/15/13Δ	195,000	189,150
Sungard Data Systems, Inc.
9.13%, 08/15/13	120,000	123,450
Swiss Re Capital I LP
6.85%, 05/29/49 144A†Δ	825,000	831,238
Tenet Healthcare Corporation
9.88%, 07/01/14Δ	7,000	6,965
9.25%, 02/01/15	1,382,000	1,319,810
Tennessee Gas Pipeline Co.
7.63%, 04/01/37Δ	50,000	55,115
TEPPCO Partners, LP
7.00%, 06/01/49†	75,000	72,388
Time Warner Cable, Inc.
5.40%, 07/02/12 144A	1,100,000	1,081,390
6.55%, 05/01/37 144AΔ	325,000	315,121
Time Warner, Inc.
5.59%, 11/13/09†	7,600,000	7,611,484
6.88%, 05/01/12	110,000	114,877
7.70%, 05/01/32@	600,000	650,678
Time Warner Entertainment Co. LP
8.38%, 07/15/33	590,000	686,695
Transcontinental Gas Pipe Line Corporation
6.65%, 04/15/08 144A†	1,500,000	1,494,375
Transocean, Inc.
5.55%, 09/05/08†	2,000,000	2,001,870
TXU Corporation
4.80%, 11/15/09	500,000	488,978
5.55%, 11/15/14	120,000	102,471
6.50%, 11/15/24	130,000	108,141
6.55%, 11/15/34Δ	1,450,000	1,180,038
TXU Energy Co. LLC
7.00%, 03/15/13	150,000	154,904
Unilever Capital Corporation
7.13%, 11/01/10Δ	285,000	298,963
Union Pacific Corporation
6.65%, 01/15/11	260,000	268,399
United Air Lines, Inc.
9.21%, 01/21/17#@	108,051	7,564
9.56%, 10/19/18#@	236,236	136,574
United Telephone Co. of Kansas
6.89%, 07/01/08@	500,000	501,058
Ventas Realty LP
8.75%, 05/01/09	70,000	73,587
9.00%, 05/01/12	30,000	32,925
6.50%, 06/01/16	70,000	68,600
Verizon Communications, Inc.
5.55%, 02/15/16	2,100,000	2,049,400
5.85%, 09/15/35Δ	600,000	552,131
Verizon Global Funding Corporation
7.38%, 09/01/12	290,000	312,678
4.38%, 06/01/13Δ	140,000	130,535
Visteon Corporation
8.25%, 08/01/10Δ	145,000	144,638
Wachovia Bank NA
5.39%, 03/23/09†	750,000	750,470
Wachovia Capital Trust III
5.80%, 08/29/49†	580,000	577,947
Wachovia Corporation
5.25%, 08/01/14Δ	1,850,000	1,799,678
Washington Mutual, Inc.
8.25%, 04/01/10	250,000	266,180
Waste Management, Inc.
7.75%, 05/15/32	980,000	1,081,364
Wells Fargo Capital X
5.95%, 12/15/36Δ	200,000	187,173

See Notes to Financial Statements.

68

	Par	Value
Westlake Chemical Corporation
6.63%, 01/15/16Δ	$85,000	$80,962
Weyerhaeuser Co.
6.75%, 03/15/12	735,000	761,232
Williams Cos., Inc.
7.50%, 01/15/31	20,000	20,800
7.75%, 06/15/31Δ	200,000	212,750
8.75%, 03/15/32Δ	983,000	1,142,738
Windstream Corporation
8.63%, 08/01/16	490,000	520,625
Xerox Corporation
7.13%, 06/15/10	250,000	259,452
6.75%, 02/01/17	70,000	71,931
XTO Energy, Inc.
7.50%, 04/15/12	43,000	46,276
ZFS Finance USA Trust II
6.45%, 12/15/49 144A†	500,000	485,788

Total Corporate Bonds (Cost $147,533,163)		147,355,807

FOREIGN BONDS — 10.6%
Australia — 0.0%
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A†	525,000	506,591

Bermuda — 0.5%
Arch Capital Group, Ltd.
7.35%, 05/01/34	475,000	493,281
Aspen Insurance Holdings, Ltd.
6.00%, 08/15/14	325,000	314,970
Catlin Insurance Co., Ltd.
7.25%, 12/31/49 144A†	375,000	357,417
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15Δ	425,000	412,301
Intelsat Bermuda, Ltd.
9.25%, 06/15/16Δ	60,000	64,050
Merna Reinsurance, Ltd.
7.11%, 07/01/12 144A†	950,000	950,000
Tyco International Group SA
6.13%, 11/01/08	90,000	90,832
6.00%, 11/15/13	2,920,000	3,002,300

		5,685,151

Brazil — 0.2%
Federative Republic of Brazil
8.88%, 04/15/24	99,000	122,018
10.13%, 05/15/27	21,000	29,662
7.13%, 01/20/37Δ	28,000	30,310
11.00%, 08/17/40Δ	1,000,000	1,312,750
Petrobras International Finance Co.
6.13%, 10/06/16	870,000	856,950

		2,351,690

Canada — 0.5%
Anadarko Finance Co.
7.50%, 05/01/31	460,000	495,662
Bombardier, Inc.
7.25%, 11/15/16 144A(E)@	250,000	354,013
Canadian Government Inflationary Index
4.00%, 12/01/31(C)	230,000	358,153
Canadian Natural Resources, Ltd.
5.70%, 05/15/17Δ	225,000	217,550
5.85%, 02/01/35Δ	50,000	45,217
6.50%, 02/15/37Δ	450,000	443,102
6.25%, 03/15/38	150,000	142,395
ChevronTexaco Capital Co.
3.50%, 09/17/07Δ	690,000	687,681
Conoco Funding Co.
7.25%, 10/15/31	315,000	356,836
General Motors Nova Scotia Finance Co.
6.85%, 10/15/08Δ	1,670,000	1,665,825
Hydro Quebec
6.30%, 05/11/11	305,000	315,203
OPTI Canada, Inc.
8.25%, 12/15/14 144AΔ	125,000	127,500
Quebecor Media, Inc.
7.75%, 03/15/16	40,000	40,800
Rogers Cable, Inc.
5.50%, 03/15/14Δ	250,000	242,765
6.75%, 03/15/15	10,000	10,325
Rogers Wireless, Inc.
6.38%, 03/01/14Δ	90,000	91,083
Sun Media Corporation
7.63%, 02/15/13	50,000	50,500
Western Oil Sands, Inc.
8.38%, 05/01/12	165,000	181,294

		5,825,904

Cayman Islands — 0.5%
MUFG Capital Finance 1, Ltd.
6.35%, 07/25/25†Δ	450,000	441,034
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	600,000	592,681
4.63%, 06/15/10 144A	800,000	790,249
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144A†Δ	690,000	706,593
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†Δ	830,000	808,358
Systems 2001 Asset Trust LLC
6.66%, 09/15/13 144A	807,465	837,531
Vale Overseas, Ltd.
8.25%, 01/17/34Δ	40,000	46,988
6.88%, 11/21/36	1,126,000	1,134,654
Willow Re, Ltd.
10.49%, 06/16/10 144A†	300,000	299,957

		5,658,045

Chile — 0.0%
Codelco, Inc.
4.75%, 10/15/14 144A	210,000	196,331

Colombia — 0.1%
Republic of Colombia
7.38%, 09/18/37Δ	458,000	509,525

France — 3.1%
AXA SA
6.46%, 12/14/18 144A†Δ	275,000	256,143
6.38%, 12/14/36 144A†Δ	275,000	248,843
Compagnie Generale de Geophysique - Veritas
7.75%, 05/15/17	155,000	157,712

See Notes to Financial Statements.

69

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Compagnie Generale de Geophysique SA
7.50%, 05/15/15	$200,000	$201,000
French Treasury Bill
3.98%, 09/13/07(E)Ω	27,060,000	36,331,122
Legrand SA
8.50%, 02/15/25Δ	250,000	293,125

		37,487,945

Germany — 1.5%
Bundesobligation
4.50%, 08/17/07(E)	11,500,000	15,569,492
Deutsche Bundesrepublik
3.75%, 01/04/15(E)Δ	1,450,000	1,862,835

		17,432,327

Iceland — 0.5%
Glitnir Banki HF
6.33%, 07/28/11 144A	600,000	611,229
6.69%, 06/15/16 144A†	1,000,000	1,030,862
Kaupthing Bank HF
6.05%, 04/12/11 144A†	1,630,000	1,644,015
5.75%, 10/04/11 144A	250,000	249,371
7.13%, 05/19/16 144AΔ	350,000	370,336
Landsbanki Islands HF
6.10%, 08/25/11 144A	1,500,000	1,520,340

		5,426,153

India — 0.1%
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†Δ	618,000	588,298
6.38%, 04/30/22†Δ	430,000	409,026

		997,324

Ireland — 0.1%
DEPFA ACS Bank
5.13%, 03/16/37 144A	800,000	735,719
VTB 24 Capital PLC
6.15%, 12/07/09†	370,000	372,464

		1,108,183

Italy — 0.2%
Republic of Italy
3.80%, 03/27/08(J)	156,000,000	1,295,196
Telecom Italia Capital SA
4.00%, 01/15/10Δ	225,000	216,426
5.25%, 11/15/13Δ	165,000	157,433
4.95%, 09/30/14Δ	835,000	774,798
5.25%, 10/01/15	130,000	121,080

		2,564,933

Japan — 0.1%
Aiful Corporation
5.00%, 08/10/10 144A	600,000	585,245
Resona Bank, Ltd.
4.13%, 06/27/49 144A(E)†@	500,000	641,747
5.85%, 07/15/49 144A†@	475,000	454,922

		1,681,914

Luxembourg — 0.9%
FMC Finance III SA
6.88%, 07/15/17 144A	250,000	246,250
Gaz Capital for Gazprom
6.21%, 11/22/16 144AΔ	1,300,000	1,269,450
6.51%, 03/07/22 144AΔ	640,000	633,280
GazInvest Luxemburg SA for Gazprombank
7.25%, 10/30/08	700,000	714,490
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/17 144A	1,240,000	1,216,812
TNK-BP Finance SA
7.50%, 07/18/16 144A	780,000	806,130
6.63%, 03/20/17 144AΔ	260,000	252,538
Unicredito Luxembourg Finance SA
5.43%, 10/24/08 144A†	4,000,000	4,002,376
VTB Capital SA for Vneshtorgbank
5.96%, 08/01/08†	800,000	801,232
5.96%, 08/01/08 144A†	970,000	972,183

		10,914,741

Marshall Islands — 0.0%
Teekay Shipping Corporation
8.88%, 07/15/11Δ	176,000	187,440

Mexico — 0.2%
America Movil SA de CV
5.50%, 03/01/14Δ	300,000	294,706
United Mexican States
6.75%, 09/27/34Δ	2,100,000	2,244,900

		2,539,606

Netherlands — 0.5%
Deutsche Telekom International Finance BV
5.75%, 03/23/16	510,000	498,351
8.25%, 06/15/30	600,000	721,169
Intergas Finance BV
6.38%, 05/14/17 144AΔ	980,000	940,800
NXP BV
7.88%, 10/15/14	30,000	29,700
9.50%, 10/15/15Δ	105,000	103,950
Rabobank Nederland
0.20%, 06/20/08(J)	150,000,000	1,210,215
Royal KPN NV
8.00%, 10/01/10	780,000	835,410
TPSA Finance BV
7.75%, 12/10/08 144AΔ	375,000	386,190
TuranAlem Finance BV
8.25%, 01/22/37Δ	100,000	96,489
8.25%, 01/22/37 144A	1,440,000	1,389,600

		6,211,874

Panama — 0.1%
Republic of Panama
7.13%, 01/29/26	538,000	575,660
6.70%, 01/26/36Δ	549,000	562,725

		1,138,385

Russia — 0.2%
Russian Federation
8.25%, 03/31/10	1,933,387	2,011,109
7.50%, 03/31/30 STEP	656,700	724,410

		2,735,519

South Korea — 0.0%
Export-Import Bank of Korea
5.25%, 02/10/14 144A	235,000	228,610

See Notes to Financial Statements.

70

	Par	Value
Supranational — 0.8%
Inter-American Development Bank
1.00%, 03/24/15	$13,000,000	$9,270,911

United Kingdom — 0.5%
HBOS Capital Funding LP
6.07%, 12/31/49 144A†	600,000	598,005
HBOS Treasury Services PLC
5.25%, 02/21/17 144A	3,800,000	3,734,997
HSBC Capital Funding LP
4.61%, 12/29/49 144A†	960,000	902,116
Royal Bank of Scotland Group PLC
5.35%, 12/21/07 144A†	1,100,000	1,100,671

		6,335,789

Venezuela — 0.0%
Petrozuata Finance, Inc.
8.22%, 04/01/17 144A	140,000	140,700

Total Foreign Bonds (Cost $127,224,155)		127,135,591

LOAN AGREEMENTS — 0.8%
Ford Motor Co. Tranche B
8.32%, 11/29/13†	2,686,500	2,703,366
SLM Corporation Bridge Loan
0.00%, 06/30/08@	7,200,000	7,164,000

Total Loan Agreements (Cost $9,850,500)		9,867,366

MORTGAGE-BACKED SECURITIES — 57.4%
ABN AMRO Mortgage Corporation
13.80%, 06/25/33 IOΩ@	633,151	74,279
Bank of America Commercial Mortgage, Inc.
5.12%, 10/10/45†	3,000,000	2,863,442
5.63%, 07/10/46	1,000,000	981,824
5.35%, 09/10/47 STRIP†	3,000,000	2,893,355
Bank of America Funding Corporation
5.40%, 07/20/36†	3,269,363	3,265,462
Bear Stearns Adjustable Rate Mortgage Trust
5.63%, 02/25/33†	364,398	361,866
3.52%, 06/25/34†	1,300,000	1,264,625
Bear Stearns Alt-A Trust
5.64%, 02/25/34 STEP	181,763	181,780
5.38%, 05/25/35†	913,185	905,956
CC Mortgage Funding Corporation
5.67%, 07/25/34†	299,541	299,585
Chase Mortgage Finance Corporation
4.36%, 02/01/37†	1,862,717	1,846,419
4.50%, 02/01/37†	925,397	917,171
Citigroup Commercial Mortgage Trust
5.39%, 11/15/36 144A†	506,454	506,755
Commerical Mortgage Asset Trust
7.55%, 01/17/10†	440,000	453,389
Countrywide Alternative Loan Trust
5.50%, 10/25/33	223,242	213,162
5.67%, 09/25/35†	3,067,216	3,072,731
5.65%, 10/25/35†	1,988,917	1,990,425
5.62%, 11/20/35†	1,067,976	1,069,748
5.64%, 11/20/35†	2,191,274	2,195,721
5.65%, 11/20/35†	3,320,543	3,332,257
5.70%, 11/20/35†	957,849	962,110
5.59%, 12/25/35†	1,095,857	1,095,788
5.62%, 12/25/35†	1,818,748	1,819,224
5.59%, 02/25/36†	1,989,518	1,992,535
Countrywide Home Loan Mortgage Pass-Through Trust
5.56%, 03/25/36†	799,540	800,644
CS First Boston Mortgage Securities Corporation
11.31%, 04/25/33 IOΩ@	42,483	1,667
10.47%, 05/25/33 IOΩ@	36,213	903
13.79%, 06/25/33 IOΩ@	36,926	1,822
8.47%, 07/25/33 IOΩ†@	463,096	1,145
13.58%, 07/25/33 IOΩ@	786,893	104,456
8.49%, 08/25/33 IOΩ†@	560,675	2,031
6.53%, 06/15/34	1,500,000	1,544,350
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	90,947	93,784
7.00%, 04/01/15	61,548	63,468
8.00%, 06/01/15	503	504
7.00%, 12/01/15	60,944	62,752
6.00%, 04/15/16	80,023	79,975
8.50%, 06/01/16	15,166	16,078
4.50%, 05/01/18	205,824	196,196
4.50%, 06/01/18	48,854	46,566
8.50%, 06/01/18	10,594	11,231
4.50%, 09/01/18	194,879	185,751
4.50%, 10/01/18	143,455	136,736
4.50%, 11/01/18	148,022	141,089
4.50%, 12/01/18	456,254	434,883
5.00%, 12/01/18	856,633	831,019
4.50%, 01/01/19	54,264	51,723
4.50%, 03/01/19	107,177	102,143
4.50%, 06/01/19	1,986,107	1,893,079
5.00%, 06/01/20	725,530	702,978
5.00%, 07/01/20	737,208	713,002
0.07%, 04/15/22 POΩ@	42,926	42,820
8.00%, 08/01/24	7,261	7,684
7.50%, 11/01/29	22,145	23,155
6.50%, 12/01/29	478,157	488,162
7.50%, 12/01/29	35,266	36,875
7.50%, 02/01/31	49,526	51,679
7.19%, 07/01/31†	63,791	64,117
7.23%, 08/01/31†	11,079	11,156
7.50%, 11/01/31	48,679	50,778
7.10%, 04/01/32†	12,012	12,116
4.28%, 03/01/34†	17,911	17,663
5.00%, 07/01/34 TBA	200,000	187,438
5.50%, 05/01/35	2,622,585	2,535,333
0.00%, 08/15/35Ω†	146,106	166,353
5.00%, 09/01/35	2,191,584	2,059,680
5.00%, 10/01/35	869,525	817,190
5.00%, 11/01/35	1,927,086	1,811,100
5.00%, 12/01/35	3,811,769	3,582,348
6.00%, 02/01/36	2,120,085	2,102,082
6.07%, 01/01/37†	2,499,507	2,508,812
4.00%, 01/01/49	4,398,394	4,086,577

See Notes to Financial Statements.

71

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Federal Housing Administration
7.43%, 10/01/18	$215,186	$213,017
Federal National Mortgage Association
6.50%, 05/25/08	62,068	62,103
4.00%, 06/01/13	97,621	94,011
4.00%, 07/01/13	130,198	125,383
4.00%, 08/01/13	181,727	174,938
4.00%, 09/01/13	344,576	331,569
4.00%, 10/01/13	712,974	685,754
8.00%, 06/01/15	44,852	46,912
8.00%, 06/15/15	13,807	14,441
8.00%, 07/01/15	32,880	34,390
8.00%, 09/01/15	71,610	73,746
5.00%, 12/25/15	244,031	242,448
6.00%, 05/01/16	201,792	202,995
6.00%, 07/01/16	25,744	25,897
6.00%, 07/19/16 TBA	550,000	552,406
5.00%, 11/01/17	253,685	246,068
5.00%, 12/01/17	2,003,042	1,942,399
5.00%, 01/01/18	3,171,578	3,076,439
5.00%, 02/01/18	558,525	541,773
5.50%, 02/01/18	218,483	215,244
4.50%, 04/01/18	165,967	158,139
5.00%, 04/01/18	158,532	153,794
4.50%, 05/01/18	1,421,285	1,354,251
5.00%, 05/01/18	1,035,660	1,004,704
4.50%, 06/01/18	3,476,288	3,312,330
5.00%, 06/01/18	131,993	127,561
4.50%, 07/01/18	331,071	315,456
4.00%, 09/01/18	4,388,031	4,083,836
4.50%, 09/01/18	2,876,316	2,740,653
4.50%, 10/01/18	76,218	72,623
4.50%, 11/01/18	294,528	280,637
5.00%, 11/01/18	534,504	518,527
4.50%, 12/01/18	367,463	350,132
4.50%, 01/01/19	76,891	73,265
4.50%, 03/01/19	106,706	101,673
5.00%, 04/01/19	887,978	861,436
4.00%, 05/01/19	11,565,637	10,751,186
4.50%, 07/01/19	66,355	63,132
4.50%, 08/01/19	59,989	57,075
4.50%, 09/01/19	893,608	851,461
4.50%, 03/01/20	255,531	243,478
4.50%, 04/01/20	665,812	634,408
4.50%, 08/01/20	407,666	387,011
4.50%, 09/01/20	298,469	283,346
4.50%, 03/01/21	374,788	355,618
4.50%, 08/01/21	34,069	32,327
6.67%, 08/25/21 IOΩ@	290	8,088
8.41%, 10/25/21 IOΩ@	566	12,324
16.81%, 01/25/22†	152,585	169,582
4.75%, 03/25/22†	131,759	131,164
4.50%, 04/01/22	336,927	319,718
9.50%, 05/01/22	7,226	7,828
4.50%, 06/01/22	1,548,379	1,469,292
5.00%, 07/01/22 TBA	7,500,000	7,246,875
5.50%, 07/01/22 TBA	10,800,000	10,638,000
5.63%, 07/01/22†	33,069	33,364
6.00%, 01/01/23	181,196	181,849
9.50%, 07/01/24	13,253	14,304
5.61%, 07/01/27†	45,378	45,699
7.04%, 08/01/27†	116,921	117,386
5.61%, 11/01/27†	96,684	97,369
6.50%, 12/25/28	9,757	9,719
7.39%, 02/01/30†	185,188	187,970
5.92%, 05/25/30†	2,472,501	2,485,770
7.38%, 06/01/30†	32,675	33,185
8.00%, 10/01/30	75,306	79,331
5.77%, 10/18/30†	73,074	73,789
7.36%, 12/01/30†	19,701	19,937
5.61%, 01/01/31†	13,557	13,662
6.95%, 05/01/31†	19,223	19,167
6.88%, 06/01/31†	71,719	72,598
6.92%, 06/01/31†	12,620	12,703
6.00%, 01/01/32	109,693	109,206
6.00%, 03/01/32	369,869	368,303
6.50%, 03/01/32	426,483	437,798
6.00%, 04/01/32	774,250	770,662
5.55%, 06/01/32†	22,811	22,989
6.50%, 07/01/32 TBA	21,480,000	21,681,375
5.63%, 08/01/32†	41,823	42,153
7.13%, 02/01/33†	9,079	9,132
5.50%, 05/01/33	19,638,683	19,027,761
5.63%, 05/01/33†	95,152	95,897
4.50%, 07/01/33 TBA	1,800,000	1,636,312
0.01%, 07/25/33 IOΩ†@	457,176	33,050
3.85%, 10/01/33†	1,485,481	1,483,896
5.50%, 04/01/34	15,777,371	15,287,935
0.01%, 04/25/34 IOΩ†@	659,244	49,196
0.01%, 06/25/34 IOΩ†@	1,001,986	79,080
6.00%, 07/01/34 TBA	44,150,000	43,667,087
5.50%, 09/01/34	15,114,219	14,633,362
7.50%, 09/01/34	38,655	40,179
4.50%, 10/01/34	329,303	300,357
6.00%, 10/01/34	190,097	188,702
4.50%, 11/01/34	1,374,851	1,253,172
5.50%, 11/01/34	19,360,441	18,744,491
4.50%, 12/01/34	418,396	381,155
4.61%, 12/01/34†	843,850	831,492
6.00%, 01/01/35	2,650,870	2,631,426
4.50%, 02/01/35	453,118	412,787
5.50%, 02/01/35	25,087,601	24,289,442
4.50%, 03/01/35	765,029	696,367
4.50%, 03/01/35	643,110	585,390
4.50%, 03/01/35	404,366	368,374
4.50%, 04/01/35	973,246	885,896
4.50%, 05/01/35	834,166	759,298
6.00%, 05/01/35	3,280,170	3,250,713
7.50%, 05/01/35	424,668	439,343
0.17%, 05/25/35Ω†	97,956	100,746
7.50%, 06/01/35	55,639	57,561
4.50%, 07/01/35	482,548	439,239
5.00%, 07/01/35 TBA	72,750,000	68,157,656
5.50%, 07/01/35 TBA	3,800,000	3,664,625
6.00%, 07/01/35	1,075,860	1,066,198
5.50%, 07/13/35 TBA	62,100,000	59,887,688
4.50%, 09/01/35	131,499	119,697
5.50%, 09/01/35	1,713,194	1,656,542
4.50%, 10/01/35	329,950	300,336
6.00%, 10/01/35	317,733	314,880
7.50%, 10/01/35	870,981	901,080
5.61%, 11/01/35†	42,246	42,583
6.00%, 11/01/35	1,706,650	1,691,324
7.01%, 11/01/35†	587,987	609,034
7.03%, 11/01/35†	1,808,750	1,873,507
7.04%, 11/01/35†	561,984	582,113

See Notes to Financial Statements.

72

	Par	Value
5.00%, 02/01/36	$15,603,886	$14,660,547
6.00%, 02/01/36	1,213,766	1,201,456
6.00%, 03/01/36	918,940	909,619
5.50%, 04/01/36	798,826	765,826
5.66%, 05/01/36†	558,401	562,921
6.00%, 05/01/36	914,743	905,466
5.50%, 06/01/36	954,985	921,519
6.00%, 07/01/36	1,307,710	1,294,446
5.00%, 07/13/36 TBA	3,000,000	2,810,625
6.00%, 08/01/36	953,158	943,491
7.50%, 08/01/36	43,517	45,011
6.00%, 09/01/36	219,000	216,779
0.00%, 09/25/36 Ω†	93,999	99,909
6.00%, 10/01/36	12,002,594	11,881,926
7.50%, 10/01/36	388,448	401,783
5.00%, 01/01/37	500,000	468,495
6.00%, 01/01/37	949,132	939,505
5.52%, 02/01/37†	4,870,022	4,852,903
6.50%, 02/01/37	7,119,928	7,187,673
5.00%, 03/01/37	2,999,998	2,810,967
6.50%, 03/01/37	1,588,046	1,603,115
0.00%, 04/15/37 Ω†	98,156	109,742
5.61%, 12/01/37†	202,297	203,930
5.61%, 01/01/38†	91,364	92,106
6.38%, 06/01/40†	172,459	175,724
6.38%, 10/01/40†	450,756	458,818
5.61%, 11/01/40†	72,512	73,106
FFCA Secured Lending Corporation
8.70%, 07/18/20 IO 144AΩ†@	1,468,630	54,679
FHLMC Structured Pass-Through Securities
6.43%, 07/25/44†	3,305,274	3,331,177
First Horizon Alternative Mortgage Securities
4.74%, 06/25/34†	1,068,249	1,054,438
First Union National Bank Commercial Mortgage Trust
7.20%, 10/01/32	1,500,000	1,565,855
General Electric Capital Commercial Mortgage Corporation
5.51%, 11/10/45†	1,230,000	1,196,349
GMAC Commercial Mortgage Securities, Inc.
6.28%, 11/15/39	2,000,000	2,049,292
Government National Mortgage Association
7.00%, 10/15/25	67,416	70,316
7.00%, 01/15/26	28,354	29,572
7.00%, 07/15/27	220,564	230,034
7.00%, 12/15/27	4,078	4,253
7.00%, 01/15/28	33,053	34,456
7.00%, 03/15/28	265,203	276,590
7.00%, 07/15/28	28,521	29,732
7.50%, 07/15/28	15,646	16,395
6.50%, 08/15/28	29,517	30,154
7.00%, 08/15/28	42,926	44,749
7.50%, 08/15/28	24,189	25,347
6.50%, 09/15/28	176,444	180,254
7.00%, 10/15/28	79,881	83,274
7.50%, 03/15/29	69,938	73,302
7.50%, 11/15/29	42,321	44,335
5.13%, 11/20/29†	131,347	132,978
8.50%, 08/15/30	5,926	6,372
8.50%, 11/20/30	43,780	46,900
6.50%, 08/15/31	256,762	260,874
7.50%, 08/15/31	92,826	97,196
6.50%, 10/15/31	390,490	397,255
6.00%, 11/15/31	1,079,849	1,074,322
6.50%, 11/15/31	389,550	395,787
6.00%, 12/15/31	304,789	303,229
6.00%, 01/15/32	547,240	546,049
6.00%, 02/15/32	585,037	582,042
6.50%, 02/15/32	683,095	695,940
7.50%, 02/15/32	46,270	48,396
12.74%, 02/16/32†	245,462	291,837
6.00%, 04/15/32	565,022	563,793
6.50%, 04/15/32	413,898	420,526
7.50%, 04/15/32	101,394	106,054
6.50%, 06/15/32	1,387,124	1,413,060
6.50%, 07/15/32	209,191	212,542
6.50%, 08/15/32	643,165	653,463
6.50%, 09/15/32	701,906	713,146
6.00%, 10/15/32	686,265	682,752
6.00%, 11/15/32	631,348	628,592
6.00%, 12/15/32	282,275	280,830
6.50%, 12/15/32	43,300	43,994
6.00%, 01/15/33	302,166	300,620
6.00%, 02/15/33	230,168	228,990
6.50%, 03/15/33	110,833	112,608
5.00%, 04/15/33	338,190	320,634
6.50%, 04/15/33	1,714,511	1,741,965
5.00%, 05/15/33	2,397,571	2,273,032
6.00%, 05/15/33	1,758,626	1,749,623
5.00%, 06/15/33	316,649	300,210
6.00%, 06/15/33	213,025	211,935
5.00%, 07/15/33	735,759	697,562
5.00%, 08/15/33	1,483,668	1,404,278
5.00%, 09/15/33	1,055,129	997,960
5.00%, 10/15/33	571,713	541,162
6.00%, 10/15/33	954,560	949,674
6.50%, 10/15/33	374,098	380,088
5.00%, 11/15/33	71,978	68,239
6.00%, 12/15/33	1,175,970	1,169,950
5.00%, 01/15/34	476,113	451,233
5.00%, 03/15/34	599,050	567,745
5.00%, 04/15/34	226,723	214,876
5.00%, 05/15/34	142,111	134,684
5.00%, 06/15/34	940,110	890,982
5.00%, 08/15/34	596,347	565,183
5.00%, 11/15/34	1,409,739	1,336,067
5.00%, 12/15/34	1,305,005	1,236,807
5.00%, 01/15/35	853,475	808,235
5.00%, 02/15/35	24,158	22,878
5.00%, 03/15/35	32,205	30,497
5.00%, 04/15/35	4,706,587	4,457,104
5.00%, 05/15/35	69,492	65,808
5.00%, 06/15/35	138,401	131,065
5.00%, 07/15/35	327,410	310,055
5.00%, 08/15/35	390,314	369,624
5.00%, 09/15/35	1,817,461	1,721,123
5.00%, 10/15/35	1,249,781	1,183,534
5.00%, 11/15/35	7,468,493	7,072,609
5.00%, 12/15/35	26,059	24,678
5.00%, 03/15/36	872,007	825,374
5.00%, 04/15/36	38,340	36,280

See Notes to Financial Statements.

73

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.00%, 06/15/36	$1,327,628	$1,256,298
6.00%, 06/15/36	935,156	930,662
5.00%, 09/15/36	7,351,628	6,956,046
5.00%, 10/15/36	35,461	33,555
5.00%, 04/15/37	989,572	935,957
5.00%, 05/15/37	335,176	317,016
5.00%, 06/15/37	65,223	61,689
5.00%, 07/19/37 TBA	3,600,000	3,404,250
GreenPoint Mortgage Funding Trust
5.40%, 03/25/37†	4,641,674	4,643,274
GS Mortgage Securities Corporation II
4.68%, 07/10/39	1,300,000	1,242,558
GSMPS Mortgage Loan Trust
5.55%, 02/25/35 144A†	510,493	510,128
5.67%, 09/25/35 144A†	2,696,349	2,709,209
GSR Mortgage Loan Trust
4.54%, 10/25/35†	1,392,507	1,371,707
HarborView Mortgage Loan Trust
5.63%, 11/19/35 STEP	562,482	564,345
5.56%, 01/19/36 STEP	395,968	396,234
5.57%, 01/19/36 STEP	1,687,283	1,688,972
5.51%, 12/19/37 STEP†	1,811,413	1,813,381
Impac CMB Trust
5.68%, 10/25/34†	268,093	268,198
5.58%, 11/25/35 STEP	1,951,875	1,951,154
Impac Secured Assets CMN Owner Trust
5.57%, 05/25/35†	1,602,760	1,604,922
Indymac ARM Trust
6.65%, 09/28/31†	30,287	30,216
Indymac Index Mortgage Loan Trust
5.10%, 09/25/35†	671,038	653,466
5.54%, 04/25/46†	1,348,151	1,349,071
JP Morgan Chase Commercial Mortgage Securities Corporation
4.90%, 09/12/37	2,900,000	2,729,500
4.92%, 10/15/42†	200,000	188,450
5.43%, 12/12/43	1,500,000	1,451,855
JP Morgan Mortgage Trust
4.07%, 07/25/35†	959,165	938,954
4.20%, 07/25/35†	971,821	952,466
4.77%, 07/25/35†	937,878	925,113
LB-UBS Commercial Mortgage Trust
4.66%, 07/15/30	1,000,000	954,753
4.74%, 07/15/30	830,000	775,360
5.16%, 02/15/31	2,000,000	1,909,727
7.91%, 06/15/36 IO 144AΩ†@	4,492,975	143,771
4.95%, 09/15/40	900,000	851,649
Luminent Mortgage Trust
5.49%, 12/25/36†	4,651,951	4,647,507
5.52%, 02/25/46†	1,362,565	1,361,074
MASTR Adjustable Rate Mortgages Trust
5.20%, 05/25/34	515,310	512,388
5.83%, 11/25/46†	1,850,239	1,850,817
MASTR Reperforming Loan Trust
7.00%, 08/25/34 144A	1,106,074	1,131,988
Merrill Lynch-Countrywide Financial Corporation Commercial Mortgage Trust
5.49%, 03/01/45	1,300,000	1,259,492
MLCC Mortgage Investors, Inc.
5.67%, 09/25/27 STEP	730,779	732,236
Morgan Stanley Capital I
5.16%, 10/12/42†	3,000,000	2,869,908
5.51%, 11/12/49†	2,300,000	2,240,394
Opteum Mortgage Acceptance Corporation
5.49%, 08/25/35†	867,543	867,409
Prime Mortgage Trust
5.50%, 05/25/35 144A	8,520,717	8,334,341
6.00%, 05/25/35 144A	1,218,503	1,216,458
6.00%, 11/25/36 144A	4,416,984	4,338,997
Sequoia Mortgage Trust
5.72%, 07/20/33†	373,228	373,316
5.68%, 11/20/34 STEP	426,371	427,916
Structured Adjustable Rate Mortgage Loan Trust
5.66%, 08/25/35†	1,113,155	1,115,834
Structured Asset Mortgage Investments, Inc.
5.63%, 12/25/35†	1,411,770	1,414,583
5.55%, 02/25/36†	1,350,644	1,351,023
Thornburg Mortgage Securities Trust
5.43%, 06/25/09†	3,866,798	3,860,501
5.52%, 12/25/35†	4,120,331	4,119,262
5.49%, 01/25/36†	5,853,724	5,848,656
Wachovia Bank Commercial Mortgage Trust
5.37%, 10/15/44 STRIP†	3,000,000	2,906,967
WAMU Alternative Mortgage Pass-Through Certificates
5.87%, 11/25/46†	2,820,885	2,821,326
Washington Mutual, Inc.
8.47%, 01/25/08 IOΩ†@	712,590	3,924
8.46%, 05/25/08 IOΩ@	1,595,767	4,185
8.55%, 06/25/08 IOΩ†@	2,484,891	15,930
5.86%, 12/25/27 STEP	3,121,389	3,121,093
4.68%, 02/25/33†	128,148	127,242
6.43%, 06/25/42†	92,204	92,095
5.61%, 07/25/45†	2,216,222	2,219,719
5.64%, 07/25/45†	1,412,828	1,415,264
5.64%, 08/25/45†	4,409,757	4,419,682
5.61%, 10/25/45†	4,083,053	4,090,102
5.58%, 11/25/45†	1,653,457	1,658,859
5.59%, 12/25/45†	1,104,122	1,106,937
5.61%, 12/25/45†	2,340,738	2,347,231
8.61%, 01/01/49 IOΩ†@	1,791,177	9,896
Wells Fargo Mortgage-Backed Securities Trust
3.54%, 09/25/34†	2,440,000	2,363,027
4.98%, 10/25/35†	1,862,954	1,875,744
5.09%, 03/25/36†	3,396,746	3,364,922
Zuni Mortgage Loan Trust
5.45%, 07/25/36†	2,728,989	2,727,603

Total Mortgage-Backed Securities (Cost $698,662,824)		688,576,569

See Notes to Financial Statements.

74

	Par	Value
MUNICIPAL BONDS — 0.3%
South Carolina Transportation Infrastructure Bank, Series A Revenue Bond (AMBAC Insured)
5.00%, 10/01/23	$2,700,000	$2,772,360
Virginia State Housing Development Authority, Commonwealth Mortgage, Series H Revenue Bond (MBIA Insured)
5.38%, 07/01/36	1,000,000	1,027,580

Total Municipal Bonds (Cost $3,631,611)		3,799,940

	Number of Contracts
PURCHASED OPTIONS — 0.3%
Call Options — 0.2%
10-Year U.S. Treasury Note Futures, Strike Price $110.00, Expires 08/24/07	175	5,469
10-Year U.S. Treasury Note Futures, Strike Price $112.00, Expires 08/24/07	618	9,656
1-Year Eurodollar Mid-CRV Futures, Strike Price $95.00, Expires 09/14/07	250	56,250
1-Year Eurodollar Mid-CRV Futures, Strike Price $95.25, Expires 09/14/07	2	200
5-Year U.S. Treasury Note Futures, Strike Price $102.00, Expires 08/24/07	268	569,500
90-Day Eurodollar Futures, Strike Price $95.00, Expires 03/17/08	13	4,062
90-Day Eurodollar Futures, Strike Price $95.25, Expires 03/17/08	947	1,225,688
90-Day Eurodollar Futures, Strike Price $95.25, Expires 06/16/08	437	109,250
90-Day Eurodollar Futures, Strike Price $95.25, Expires 12/17/07	153	7,650
Euro vs. Japanese Yen, Strike Price $158.35, Expires 06/04/08	43,000	121,187
Euro vs. U.S. Dollar, Strike Price $1.36, Expires 05/21/08	16,000	53,818
Euro vs. U.S. Dollar, Strike Price $1.38, Expires 05/21/10	34,000	162,989

		2,325,719

Call Swaptions — 0.1%
3-Month LIBOR, Strike Price $4.75, Expires 03/31/08	4,270	52,730
3-Month LIBOR, Strike Price $4.75, Expires 12/15/08	4,870	110,536
3-Month LIBOR, Strike Price $5.00, Expires 02/01/08	4,270	68,489
3-Month LIBOR, Strike Price $5.00, Expires 12/15/08	9,140	309,302
3-Month LIBOR, Strike Price $5.00, Expires 12/20/07	2,240	27,529
3-Month LIBOR, Strike Price $5.04, Expires 09/17/07	750	3,770
6-Month LIBOR, Strike Price $5.19, Expires 09/14/07	350	3
U.S. Dollar vs. Japanese Yen, Strike Price $105.40, Expires 03/31/10	11,770	309,879

		882,238

Put Options — 0.0%
30-Year Federal National Mortgage Association, Strike Price $85.13, Expires 09/06/07	3,300	205
30-Year Federal National Mortgage Association, Strike Price $90.00, Expires 09/06/07	920	1,735
3-Month LIBOR, Strike Price $5.55, Expires 12/15/08	43,000	224,513
90-Day Eurodollar Futures, Strike Price $95.00, Expires 09/17/07	29	725
Euro vs. Japanese Yen, Strike Price $148.40, Expires 06/03/10	20,000	153,030
Euro vs. U.S. Dollar, Strike Price $1.36, Expires 05/21/08	16,000	40,181

		420,389

Put Swaption — 0.0%
U.S. Dollar vs. Japanese Yen, Strike Price $105.40, Expires 03/31/10	9,000	255,384

Total Purchased Options (Cost $5,525,684)		3,883,730

	Shares
PREFERRED STOCKS — 0.1%
CORTS Trust for Ford Motor Co.	9,100	185,367
General Motors Corporation CONVΔ	40,650	898,365

Total Preferred Stocks (Cost $873,008)		1,083,732

RIGHTS — 0.0%
United Mexican States Recovery Rights Series E, 06/30/07
(Cost $0)	1,100,000	8,141

MONEY MARKET FUNDS — 25.5%
GuideStone Funds Money Market Fund (GS4 Class)¥	131,870,175	131,870,175
Northern Institutional Liquid Assets Portfolio§	173,193,120	173,193,120

Total Money Market Funds (Cost $305,063,295)		305,063,295

See Notes to Financial Statements.

75

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
U.S. TREASURY OBLIGATIONS — 13.4%
U.S. Treasury Bills
4.65%, 08/30/07	$500,000	$496,274
4.45%, 09/13/07‡‡	90,000	89,173
4.53%, 09/13/07Δ	100,000	99,081
4.60%, 09/13/07‡‡	320,000	317,058
4.65%, 09/13/07‡‡	1,085,000	1,075,027
4.66%, 09/13/07‡‡	130,000	128,805

		2,205,418

U.S. Treasury Bond
4.50%, 02/15/36Δ	7,227,000	6,546,086

U.S. Treasury Inflationary Index Bonds
0.88%, 04/15/10Δ	11,540,000	11,955,603
2.38%, 04/15/11Δ	7,010,000	7,217,539
3.38%, 01/15/12	60,000	72,079
2.00%, 07/15/14Δ	6,200,000	6,525,108
1.88%, 07/15/15Δ	6,400,000	6,425,950
2.50%, 07/15/16Δ	4,980,000	5,039,218
2.38%, 01/15/17Δ	2,800,000	2,801,483
2.38%, 01/15/25Δ	2,740,000	2,888,605
2.00%, 01/15/26Δ	1,660,000	1,565,649
2.38%, 01/15/27Δ	2,900,000	2,853,957
3.88%, 04/15/29Δ	4,468,000	6,781,024

		54,126,215

U.S. Treasury Notes
3.38%, 02/15/08Δ	850,000	841,700
4.88%, 10/31/08 Δ	10,700,000	10,688,305
3.25%, 01/15/09	1,100,000	1,073,274
4.88%, 08/15/09Δ	3,100,000	3,098,791
3.38%, 10/15/09Δ	1,400,000	1,354,938
3.50%, 02/15/10Δ	700,000	676,320
4.50%, 02/28/11Δ	13,200,000	13,024,691
4.88%, 04/30/11Δ	5,500,000	5,493,560
5.13%, 06/30/11	64,000	64,505
4.63%, 12/31/11Δ	14,370,000	14,195,994
4.75%, 01/31/12Δ	500,000	496,407
4.63%, 02/29/12Δ	2,700,000	2,666,253
4.50%, 04/30/12Δ	150,000	147,258
4.25%, 08/15/14Δ	650,000	621,969
4.88%, 08/15/16Δ	7,200,000	7,113,938
4.75%, 02/15/37Δ	6,020,000	5,678,088

		67,235,991

U.S. Treasury STRIPS
5.30%, 11/15/21ΩΔ	18,680,000	8,809,133
5.31%, 08/15/24ΩΔ	19,700,000	8,032,005
5.30%, 11/15/24Ω	2,200,000	888,300
5.31%, 02/15/25Ω	4,100,000	1,631,197
5.29%, 08/15/25Ω	5,600,000	2,178,137
5.28%, 05/15/26ΩΔ	1,500,000	561,066
5.26%, 08/15/26ΩΔ	6,500,000	2,408,770
5.25%, 11/15/26ΩΔ	10,000,000	3,664,920
5.27%, 11/15/26Ω	3,600,000	1,314,400
5.26%, 08/15/27ΩΔ	1,050,000	370,147
5.36%, 11/15/27ΩΔ	400,000	139,747

		29,997,822

Total U.S. Treasury Obligations (Cost $163,168,858)		160,111,532

TOTAL INVESTMENTS — 131.5% (Cost $1,591,711,193)		1,576,159,726

	Number of Contracts
WRITTEN OPTIONS — (0.1)%
Call Swaptions — (0.1)%
3-Month LIBOR, Strike Price $4.90, Expires 03/31/08	(1,120)	(34,226)
3-Month LIBOR, Strike Price $4.95, Expires 03/31/08	(700)	(23,939)
3-Month LIBOR, Strike Price $4.95, Expires 09/26/08	(1,200)	(60,442)
3-Month LIBOR, Strike Price $5.00, Expires 12/15/08	(1,640)	(116,549)
3-Month LIBOR, Strike Price $5.15, Expires 12/20/07	(970)	(31,633)
3-Month LIBOR, Strike Price $5.20, Expires 12/15/08	(3,050)	(299,373)
6-Month LIBOR, Strike Price $4.85, Expires 09/14/07	(100)	(1)

		(566,163)

Put Swaption — 0.0%
3-Month LIBOR, Strike Price $5.10, Expires 02/01/08	(1,860)	(66,555)

Total Written Options
(Premiums received $(1,169,675))		(632,718)

	Par
SECURITIES SOLD SHORT — (1.0)%
Federal National Mortgage Association
6.50%, 07/14/33 TBA	$(8,400,000)	(8,478,750)
6.00%, 07/14/35 TBA	(4,000,000)	(3,956,248)

Total Securities Sold Short (Cost $(12,445,812))		(12,434,998)

Liabilities in Excess of Other Assets — (30.4)%		(364,475,980)

NET ASSETS — 100.0%		$1,198,616,030

See Notes to Financial Statements.

76

Swap agreements outstanding at June 30, 2007:

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
British Pounds
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(b)	12/20/08	1,600,000	$(40,582)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(k)	09/15/10	4,000,000	(289,356)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(d)	09/15/10	10,200,000	(737,859)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(f)	09/15/15	2,500,000	(324,070)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(l)	09/15/15	400,000	(51,895)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00%(k)	12/15/35	4,900,000	468,503
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00%(d)	12/15/35	3,700,000	353,768

			(621,491)

Euro
Receive fixed rate payments of 2.1455% and pay variable rate payments on the France CPI Ex Tobacco(b)	10/15/10	300,000	4,945
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month EURIBOR rate(k)	12/15/2011	30,400,000	1,275,568
Receive floating par in the event of default on the Dow Jones ITRAXX6HIVOL Index and pay fixed rate payments of 0.85%(g)	12/20/16	1,200,000	(10,420)
Receive floating par in the event of default on the Dow Jones ITRAXX6HI4 Index and pay fixed rate payments of 0.85%(g)	12/20/16	2,900,000	(25,183)
Receive floating par in the event of default on the Dow Jones ITRAXX6HI4 Index and pay fixed rate payments of 0.85%(k)	12/20/16	3,600,000	(31,262)
Receive floating par in the event of default on the Dow Jones ITRAXX6HI4 Index and pay fixed rate payments of 0.85%(d)	12/20/16	1,300,000	(11,289)
Receive floating par in the event of default on the Dow Jones ITRAXX6HI4 Index and pay fixed rate payments of 0.85%(j)	12/20/16	2,900,000	(25,184)

			1,177,175

Japanese Yen
Receive fixed rate payments of 2.00% and pay variable rate payments on the six month LIBOR floating rate(b)	12/20/16	210,000,000	15,091
Receive fixed rate payments of 2.00% and pay variable rate payments on the six month LIBOR floating rate(d)	12/20/16	80,000,000	5,749

			20,840

Mexican Pesos
Receive fixed rate payments of 8.17% and pay variable rate payments on the six month MX BRR TIIE(h)	11/04/16	93,000,000	47,220

U.S. Dollars
Receive fixed rate payments of 0.20% and pay floating par in the event of default on Russian Federation, 7.50% due 3/31/30(k)	07/20/07	$1,400,000	49
Receive fixed rate payments of 0.22% and pay floating par in the event of default on Russian Federation, 7.50% due 3/31/30(i)	07/20/07	1,900,000	90
See Notes to Financial Statements.

77

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive fixed rate payments of 0.24% and pay floating par in the event of default on Russian Federation, 7.50% due 3/31/30(i)	02/20/08	$1,300,000	$(102)
Receive fixed rate payments of 0.055% and pay floating par in the event of default on American International Group, 5.60% due 10/18/16(e)	03/20/08	5,600,000	197
Receive floating par in the event of default on Republic of Philippines, 8.25% due 1/15/14 and pay fixed rate of 2.47%(e)	09/20/08	1,000,000	(25,632)
Receive floating par in the event of default on RadioShack Corporation, 7.375% due 5/15/11 and pay fixed rate payments of 0.37%(b)	12/20/08	300,000	(65)
Receive floating par in event of default on Emerson Electric Co., 4.625% due 10/15/12 and pay fixed rate payments of 0.22%(c)	12/20/08	300,000	(757)
Receive floating par in event of default on Devon Financing Corporation, 6.875% due 9/30/11 and pay fixed rate payments of 0.35%(h)	12/20/08	500,000	(1,946)
Receive floating par in event of default on Anadarko Petroleum Corporation, 5.000% due 10/01/12 and pay fixed rate payments of 0.27%(h)	12/20/08	300,000	(390)
Receive floating par in event of default on Carnival Corporation, 6.150% due 4/15/08 and pay fixed rate payments of 0.44%(b)	12/20/08	300,000	(1,622)
Receive floating par in event of default on Countrywide Home Loan, 6.250% due 4/15/09 and pay fixed rate payments of 0.42%(c)	12/20/08	300,000	154
Receive floating par in event of default on Occidental Petroleum, 6.750% due 1/15/12 and pay fixed rate payments of 0.28%(h)	12/20/08	300,000	(865)
Receive floating par in event of default on Kroger Co. 6.750% due 4/15/12 and pay fixed rate payments of 0.53%(c)	12/20/08	300,000	(1,794)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(b)	06/18/09	55,000,000	(158,674)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(d)	12/19/09	5,200,000	(34,700)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(e)	12/19/09	17,000,000	(113,442)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(k)	12/19/09	10,000,000	(85,500)
Receive fixed rate payments of 10.75% and pay variable rate payments on the BCSWAPD Index(g)	01/04/10	16,100,000	14,818
Receive floating par in the event of default on Republic of Turkey, 11.875% due 1/15/30 and pay fixed rate of 2.70%(c)	09/20/10	400,000	(20,532)
Receive floating par in the event of default on Republic of Turkey, 11.875% due 1/15/30 and pay fixed rate of 2.25%(c)	09/20/10	1,000,000	(38,150)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(g)	12/19/10	31,400,000	—

See Notes to Financial Statements.

78

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par in the event of default on DaimlerChrysler NA Holding, 5.75% due 9/8/11 and pay fixed rate of 0.58%(d)	09/20/11	$900,000	$(11,457)
Receive floating par in the event of default on Core Investment Grade Bond and pay fixed rate of 1.65%(g)	12/20/11	5,000,000	(923)
Receive floating par in the event of default on the Dow Jones CDX HY-7 100 Index and pay fixed rate payments of 3.25%(m)	12/20/11	4,000,000	(48,047)
Receive floating par in the event of default on the Dow Jones CDX X07 Index and pay fixed rate payments of 1.65%(g)	12/20/11	4,000,000	(3,190)
Receive floating par in the event of default on the Dow Jones CDX HVOL7 Index and pay fixed rate payments of 0.75%(d)	12/20/11	1,700,000	9,538
Receive floating par in the event of default on International Lease Finance Corp, 5.40% due 2/15/12 and pay fixed rate of 0.17%(d)	03/20/12	400,000	(89)
Receive floating par in the event of default on XL Capital (Europe) PLC, 6.50% due 1/15/12 and pay fixed rate of 0.205%(d)	03/20/12	500,000	2,020
Receive floating par in the event of default on Target Corp BP MYC, 5.875% due 03/01/12 and pay fixed rate payments of 0.11%(d)	06/20/12	1,200,000	2,814
Receive floating par in the event of default on Schlumberger Limited BP BRC, 1.5% due 06/01/23 and pay fixed rate payments of 0.12%(c)	06/20/12	2,000,000	(2,135)
Receive floating par in the event of default on Internationall Lease Finance Corp BP BRC, 6.375% due 03/15/09 and pay fixed rate payments of 0.175%(d)	06/20/12	1,100,000	15
Receive floating par in the event of default on Progress Energy, Inc. BP BRC, 5.625% due 01/15/16 and pay fixed rate payments of 0.09%(d)	06/20/12	1,000,000	2,910
Receive floating par in the event of default on Sealed Air Corp, 5.625% due 7/15/13 and pay fixed rate of 0.58%(c)	09/20/13	400,000	(3,302)
Receive floating par in the event of default on CitiFinancial, 6.625% due 6/1/15 and pay fixed rate of 0.145%(d)	06/20/15	300,000	441
Receive floating par in the event of default on Republic of Hungary, 4.75% due 2/3/15 and pay fixed rate of 0.535%(c)	05/20/16	1,600,000	(25,902)
Receive floating par in the event of default on Republic of Hungary, 4.75% due 2/3/15 and pay fixed rate of 0.54%(g)	05/20/16	1,400,000	(23,149)
Receive floating par in the event of default on Republic of Hungary, 4.75% due 2/3/15 and pay fixed rate of 0.545%(k)	05/20/16	2,800,000	(47,267)
Receive floating par in the event of default on Omnicom Group Inc., 5.90% due 4/15/2016 and pay fixed rate of 0.39%(c)	06/20/16	700,000	(192)
Receive floating par in the event of default on Bank of America, 5.62% due 10/14/2016 and pay fixed rate of 0.17%(f)	12/20/16	1,700,000	3,003
Receive floating par in the event of default on the Dow Jones CDX IG7 Index and pay fixed rate payments of 0.65%(c)	12/20/16	7,800,000	21,250

See Notes to Financial Statements.

79

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par in the event of default on Federal Republic of Brazil, 12.5% due 03/06/30 and pay fixed rate payments of 1.04%(k)	05/20/17	$1,000,000	$(249)
Receive floating par in the event of default on Autozone BP RYL, 5.875% due 10/15/12 and pay fixed rate payments of 0.665%(l)	06/20/17	1,700,000	(902)
Receive floating par in the event of default on Newell Rubbermaid BP UAG, 6.75% due 03/15/12 and pay fixed rate payments of 0.48%(b)	06/20/17	500,000	(254)
Receive floating par in the event of default on Newell Rubbermaid BP RYL, 6.75% due 03/15/12 and pay fixed rate payments of 0.485%(l)	06/20/17	900,000	(797)
Receive floating par in the event of default on Autozone BP RYL, 5.875% due 10/15/12 and pay fixed rate payments of 0.635%(l)	06/20/17	900,000	1,997
Receive floating par in the event of default on Autozone BP RYL, 5.875% due 10/15/12 and pay fixed rate payments of 0.64%(l)	06/20/17	600,000	805
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(c)	12/19/17	500,000	25,586
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(k)	12/19/17	2,600,000	133,049
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(k)	12/19/37	4,200,000	(480,504)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(c)	12/19/37	600,000	(68,644)
Receive floating par in the event of default on the ABX.HE.A.06-1 Index and pay fixed rate payments of 0.54%(b)	07/25/45	7,700,000	279,124
Receive floating par in the event of default on the ABX.HE.A.06-1 Index and pay fixed rate payments of 0.54%(b)	07/25/45	2,000,000	72,500

			(630,814)

			$(7,070)

PORTFOLIO SUMMARY (based on net assets)

%
Futures Contracts	108.5
Mortgage-Backed Securities	57.4
Money Market Funds	25.5
U.S. Treasury Obligations	13.4
Corporate Bonds	12.3
Foreign Bonds	10.6
Agency Obligations	6.5
Asset-Backed Securities	4.1
Loan Agreements	0.8
Municipal Bonds	0.3
Purchased Options	0.3
Commercial Paper	0.2
Preferred Stocks	0.1
Swap Agreements	— **
Rights	— **
Written Options	(0.1)
Securities Sold Short	(1.0)
Forward Foreign Currency Contracts	(3.9)

235.0

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

80

Extended-Duration Bond Fund

Average Annual Total Returns as of 06/30/07

	GS2 Class*	GS4 Class*	GS6 Class*	Benchmark**
Six Months	0.20%	0.16%	(0.01)%	(0.88)%
One Year	8.41%	8.38%	8.07%	7.06%
Five Year	7.98%	7.85%	7.54%	6.65%
Since Inception	7.29%	7.20%	6.84%	6.28%
Inception Date	08/27/01	08/27/01	08/27/01	08/27/01

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the weighted composite benchmark index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Represents a weighted composite benchmark index consisting of the Lehman Brothers Long-Term Government Bond Index and the Lehman Brothers Long-Term Credit Bond Index.

The Lehman Brothers Long-Term Government Bond Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities of 10 years or greater.

The Lehman Brothers Long-Term Credit Index is composed of a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

81

Extended-Duration Bond Fund
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Par	Value
AGENCY OBLIGATION — 0.3%
Federal National Mortgage Association
2.29%, 02/19/09(G)
(Cost $1,477,847)	$2,500,000	$1,617,696

ASSET-BACKED SECURITY — 0.4%
Community Program Loan Trust
4.50%, 04/01/29
(Cost $1,678,409)	1,950,000	1,825,991

CORPORATE BONDS — 15.7%
Albertson’s, Inc.
7.75%, 06/15/26	800,000	810,840
6.63%, 06/01/28	105,000	95,150
7.45%, 08/01/29Δ	985,000	965,624
8.00%, 05/01/31Δ	110,000	112,980
Anadarko Petroleum Corporation
5.95%, 09/15/16	1,080,000	1,056,376
6.45%, 09/15/36Δ	760,000	733,332
Apache Corporation
6.00%, 01/15/37	1,640,000	1,569,096
Arrow Electronics, Inc.
6.88%, 07/01/13	250,000	258,769
ASIF Global Financing XXVII
2.38%, 02/26/09 144A(G)	6,700,000	4,334,251
AT&T Corporation
6.50%, 03/15/29	125,000	120,652
Avnet, Inc.
6.00%, 09/01/15	875,000	844,605
Barclays Financial LLC
4.16%, 02/22/10 144A(T)	25,000,000	674,294
4.10%, 03/22/10 144A(T)	7,000,000	188,437
4.06%, 09/16/10 144A(W)	730,000,000	770,733
Borden, Inc.
7.88%, 02/15/23	1,200,000	1,032,000
Bristol-Myers Squibb Co.
4.86%, 09/15/23 CONV†	1,000,000	1,017,500
Chesapeake Energy Corporation
6.88%, 01/15/16	610,000	599,325
6.50%, 08/15/17	45,000	42,862
6.88%, 11/15/20	320,000	308,000
CIT Group, Inc.
5.50%, 12/01/14(U)	600,000	1,114,138
Comcast Corporation
5.50%, 03/15/11	500,000	497,896
5.65%, 06/15/35	570,000	497,518
6.50%, 11/15/35	555,000	539,695
6.45%, 03/15/37	2,480,000	2,397,748
Commonwealth Edison Co.
4.75%, 12/01/11@	335,000	322,504
Constellation Energy Group, Inc.
4.55%, 06/15/15	750,000	679,837
Continental Airlines, Inc.
6.95%, 02/02/11	267,375	267,542
8.31%, 04/02/18Δ	470,105	482,739
7.57%, 03/15/20	414,730	416,026
Corning, Inc.
6.20%, 03/15/16	230,000	230,970
7.25%, 08/15/36	850,000	878,867
Cox Communications, Inc.
6.75%, 03/15/11	250,000	258,928
Cummins, Inc.
6.75%, 02/15/27	750,000	732,038
5.65%, 03/01/28	1,400,000	1,033,556
7.13%, 03/01/28	425,000	430,468
DCP Midstream LP
6.45%, 11/03/36 144AΔ	490,000	485,610
Devon Energy Corporation
4.95%, 08/15/08 CONV	963,000	1,519,132
Dillard’s, Inc.
7.75%, 07/15/26	890,000	857,287
7.00%, 12/01/28	500,000	451,818
El Paso Corporation
7.00%, 05/15/11	400,000	409,834
Federated Retail Holdings, Inc.
6.38%, 03/15/37	240,000	231,617
First Industrial LP
7.60%, 07/15/28	1,000,000	1,082,143
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	1,020,000
Ford Motor Co.
6.63%, 10/01/28	680,000	511,700
6.38%, 02/01/29	1,255,000	931,838
Ford Motor Credit Co.
5.70%, 01/15/10	135,000	129,046
7.00%, 10/01/13	315,000	292,204
8.00%, 12/15/16	1,000,000	959,397
General Motors Acceptance Corporation
6.88%, 08/28/12	250,000	244,591
Georgia-Pacific Corporation
8.00%, 01/15/24	30,000	29,250
7.38%, 12/01/25	240,000	226,200
7.25%, 06/01/28	300,000	277,500
7.75%, 11/15/29	3,700,000	3,496,500
8.88%, 05/15/31	60,000	60,150
GTE Corporation
6.94%, 04/15/28	10,000	10,314
HCA, Inc.
6.30%, 10/01/12Δ	1,500,000	1,391,250
7.58%, 09/15/25	1,000,000	868,243
7.05%, 12/01/27	500,000	408,796
Health Care Property Investors, Inc.
6.00%, 03/01/15	1,500,000	1,468,809
Highwoods Properties, Inc.
7.50%, 04/15/18	1,500,000	1,627,235
Historic TW, Inc.
6.63%, 05/15/29	60,000	58,422
HSBC Bank USA NA
3.31%, 08/25/10 144A	700,000	770,630
IMC Global, Inc.
7.38%, 08/01/18	500,000	493,750
7.30%, 01/15/28	690,000	665,850
iStar Financial, Inc.
5.70%, 03/01/14	1,171,000	1,144,000
JC Penney Corporation, Inc.
6.38%, 10/15/36	490,000	468,131
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	249,542
Kinder Morgan, Inc.
7.25%, 03/01/28	500,000	481,432

See Notes to Financial Statements.

82

	Par	Value
Lennar Corporation
5.60%, 05/31/15	$935,000	$877,522
6.50%, 04/15/16 144AΔ	625,000	606,262
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	1,000,000	1,009,754
Motorola, Inc.
6.50%, 11/15/28	500,000	480,566
NiSource Finance Corporation
6.15%, 03/01/13	1,000,000	1,008,969
Northern Telecom Capital
7.88%, 06/15/26	450,000	427,500
Owens Corning, Inc.
6.50%, 12/01/16 144A	240,000	240,566
7.00%, 12/01/36 144A	355,000	346,973
Pemex Project Funding Master Trust
8.63%, 02/01/22	1,000,000	1,234,841
8.63%, 12/01/23	1,000,000	1,221,000
Pioneer Natural Resources Co.
7.20%, 01/15/28	2,500,000	2,323,448
Preston Corporation
7.00%, 05/01/11 CONV	250,000	239,768
Pulte Homes, Inc.
7.88%, 06/15/32	1,500,000	1,588,704
6.38%, 05/15/33Δ	1,000,000	883,551
Qwest Corporation
7.25%, 09/15/25	1,000,000	1,002,500
6.88%, 09/15/33	2,250,000	2,120,625
Raytheon Co.
6.40%, 12/15/18	2,600,000	2,714,985
7.20%, 08/15/27Δ	250,000	281,317
7.00%, 11/01/28	750,000	829,656
Southern Natural Gas Co.
7.35%, 02/15/31	1,750,000	1,863,872
Sprint Capital Corporation
6.88%, 11/15/28	3,305,000	3,154,464
Swift Energy Co.
7.63%, 07/15/11	150,000	152,625
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	750,000	776,116
Time Warner, Inc.
7.63%, 04/15/31	35,000	37,604
6.50%, 11/15/36	120,000	114,297
Toll Brothers Finance Corporation
5.15%, 05/15/15	1,285,000	1,161,221
Toro Co.
6.63%, 05/01/37	300,000	289,397
Union Pacific Resources Group
7.15%, 05/15/28	250,000	255,018
Verizon Global Funding Corporation
5.85%, 09/15/35	2,420,000	2,226,930
Verizon Maryland, Inc.
5.13%, 06/15/33	50,000	40,590
Verizon New York, Inc.
7.38%, 04/01/32	385,000	406,117
WellPoint, Inc.
6.38%, 06/15/37	2,080,000	2,060,614
Western Union Co.
6.20%, 11/17/36 144A	2,155,000	2,069,169
Williams Cos., Inc.
7.50%, 01/15/31	1,250,000	1,300,000
Xerox Capital Trust I
8.00%, 02/01/27	1,500,000	1,543,752
XTO Energy, Inc.
6.10%, 04/01/36Δ	50,000	47,067

Total Corporate Bonds (Cost $82,596,678)		86,574,877

FOREIGN BONDS — 12.2%
Australia — 0.1%
Qantas Airways, Ltd.
6.05%, 04/15/16 144A	345,000	335,482

Brazil — 1.3%
Federative Republic of Brazil
10.25%, 01/10/28(B)Δ	2,525,000	1,459,500
8.25%, 01/20/34Δ	4,750,000	5,844,875

		7,304,375

Canada — 4.6%
British Columbia Generic Residual
4.72%, 06/09/14 STRIP(C)Ω	10,230,000	6,866,416
Canada Generic Residual
4.57%, 06/01/25 STRIP(C)Ω	4,110,000	1,693,771
Canadian Government
4.25%, 09/01/08(C)	4,745,000	4,461,837
4.00%, 06/01/16(C)	575,000	518,188
Kinder Morgan Finance Co.
5.70%, 01/05/16	125,000	115,398
6.40%, 01/05/36	665,000	589,460
Methanex Corporation
6.00%, 08/15/15	25,000	24,098
Ontario Generic Residual
5.03%, 07/13/22 STRIP(C)Ω	3,900,000	1,717,062
4.98%, 03/08/29 STRIP(C)Ω	7,000,000	2,243,417
Saskatchewan Residual
4.93%, 04/10/14 STRIP(C)Ω	7,500,000	5,102,323
4.74%, 02/04/22 STRIP(C)Ω	3,000,000	1,364,469
Talisman Energy, Inc.
5.85%, 02/01/37	140,000	123,978
6.25%, 02/01/38	370,000	344,014

		25,164,431

Cayman Islands — 0.1%
Enersis SA
7.40%, 12/01/16	625,000	673,640

Egypt — 1.2%
Egypt Government AID Bonds
4.45%, 09/15/15	7,365,000	6,917,562

Luxembourg — 0.1%
Telecom Italia Capital SA
6.38%, 11/15/33	410,000	387,388
6.00%, 09/30/34	250,000	225,944

		613,332

Malaysia — 0.0%
Telekom Malaysia BHD
7.88%, 08/01/25 144A	225,000	266,755

Mexico — 1.0%
Mexican Bonos
9.00%, 12/20/12(M)	23,000,000	2,254,973
8.00%, 12/07/23(M)	34,000,000	3,238,080

		5,493,053

See Notes to Financial Statements.

83

Extended-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Netherlands — 0.3%
Rabobank Nederland
13.50%, 01/28/08(I)	$110,000,000	$1,761,223

Philippines — 0.2%
Philippine Long Distance Telephone Co.
8.35%, 03/06/17	500,000	561,250
Quezon Power (Philippines), Ltd.
8.86%, 06/15/17	414,700	431,288

		992,538

Spain — 0.6%
Telefonica Emisones SAU
7.05%, 06/20/36	3,105,000	3,225,573

Supranational — 2.1%
Inter-American Development Bank
11.42%, 05/11/09(B)Ω	7,500,000	3,155,132
6.00%, 12/15/17(Z)	12,250,000	8,514,636

		11,669,768

Sweden — 0.4%
Swedish Government
6.50%, 05/05/08(K)	14,640,000	2,186,624

United Kingdom — 0.2%
Vodafone Group PLC
6.15%, 02/27/37	1,000,000	933,326

Total Foreign Bonds (Cost $56,420,645)		67,537,682

MORTGAGE-BACKED SECURITIES — 0.1%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/31	195,003	183,763
Federal National Mortgage Association
5.00%, 07/25/23	374,504	372,540

Total Mortgage-Backed Securities (Cost $519,965)		556,303

	Shares
PREFERRED STOCK — 0.0%
Chesapeake Energy Corporation CONV
(Cost $33,898)	330	38,455

MONEY MARKET FUNDS — 23.1%
GuideStone Funds Money Market Fund (GS4 Class)¥	6,930,461	6,930,461
Northern Institutional Liquid Assets Portfolio§	120,788,546	120,788,546

Total Money Market Funds (Cost $127,719,007)		127,719,007

	Par
U.S. TREASURY OBLIGATIONS — 68.9%
U.S. Treasury Bonds
8.13%, 08/15/19Δ	$8,530,000	10,789,120
8.00%, 11/15/21Δ	192,687,000	246,594,271
5.38%, 02/15/31Δ	1,160,000	1,191,538
4.50%, 02/15/36Δ	122,693,000	111,133,111

		369,708,040

U.S. Treasury Note
4.63%, 10/31/11Δ	11,075,000	10,949,542

Total U.S. Treasury Obligations (Cost $395,077,256)		380,657,582

TOTAL INVESTMENTS — 120.7% (Cost $665,523,705)
		666,527,593

Liabilities in Excess of Other Assets — (20.7)%		(114,352,580)

NET ASSETS — 100.0%		$552,175,013

PORTFOLIO SUMMARY (based on net assets)

	%
U.S. Treasury Obligations	68.9
Money Market Funds	23.1
Corporate Bonds	15.7
Foreign Bonds	12.2
Asset-Backed Security	0.4
Agency Obligations	0.3
Mortgage-Backed Securities	0.1
Preferred Stock	—	**

	120.7

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

84

Global Bond Fund

Average Annual Total Returns as of 06/30/07

	GS4 Class*	Benchmark**
Six Months	1.43%	1.09%
Since Inception	1.47%	1.18%
Inception Date	12/29/06	12/29/06

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since December 29, 2006 (commencement of operations), with all dividends and capital gains reinvested, with the weighted composite index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Represents a weighted composite benchmark index consisting of the JPMorgan Emerging Markets Bond Index Plus, the Lehman Brothers Global Aggregate Index — Unhedged, and the Lehman Brothers U.S. Corporate High Yield Index — 2% Issuer Capped.

The JPMorgan Emerging Markets Bond Index Plus is a traditional, market-capitalization weighted index comprised of U.S. dollar denominated Brady bonds, Eurobonds, and traded loans issued by sovereign entities.

The Lehman Brothers Global Aggregate Index provides a broad-based measure of the global investment-grade fixed-rate debt markets.

The Lehman Brothers U.S. Corporate High-Yield 2% Issuer Capped Index is an issuer-constrained version of the U.S. Corporate High-Yield Index that covers the US denominated, non-investment grade, fixed-rate, and taxable corporate bond market.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

The Global Bond Fund invests in high yield securities, commonly known as “junk bonds”. While offering higher currency yields, these securities generally are considered speculative and are subject to greater risks than higher-rated bonds. Securities of emerging countries may involve additional risks including price volatility, reduced liquidity, currency fluctuation and financial reporting requirements as well as political and economic instability. This fund is not available for direct investment.

85

Global Bond Fund
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Par	Value
AGENCY OBLIGATION — 0.2%
Federal National Mortgage Association
5.00%, 03/17/08‡‡
(Cost $168,668)	$175,000	$168,711

ASSET-BACKED SECURITIES — 4.9%
Bear Stearns Asset Backed Securities Trust
5.80%, 10/25/33 STEP	175,025	175,469
Capital One Master Trust
5.52%, 12/15/10†	600,000	601,055
Carrington Mortgage Loan Trust
5.64%, 10/25/35†	273,527	274,160
GMAC Mortgage Corporation Loan Trust
5.39%, 12/25/36†	1,900,000	1,898,900
Lehman XS Trust
5.41%, 02/25/37†	840,981	840,919
Morgan Stanley Mortgage Loan Trust
5.44%, 10/25/36†	647,634	647,671
Origen Manufactured Housing
5.47%, 11/15/18†	164,359	164,335
RAAC Series
5.66%, 07/25/37 144A†	623,836	623,996
Residential Asset Securities Corporation
6.35%, 03/25/32	99,111	98,776
SACO I, Inc.
5.49%, 09/25/35†	175,280	175,222
Security National Mortgage Loan Trust
5.60%, 01/25/37 144A†	334,248	334,979

Total Asset-Backed Securities (Cost $5,834,778)		5,835,482

CORPORATE BONDS — 25.1%
Activant Solutions, Inc.
9.50%, 05/01/16	65,000	64,188
Advanced Medical Optics, Inc.
7.50%, 05/01/17 144AΔ	45,000	42,750
AES Corporation
8.38%, 03/01/11(U)	50,000	104,914
8.75%, 05/15/13 144A	500,000	530,000
Affinion Group, Inc.
10.13%, 10/15/13	140,000	150,150
11.50%, 10/15/15	95,000	103,938
Allegheny Energy Supply
7.80%, 03/15/11	90,000	93,825
Alliant Techsystems, Inc.
6.75%, 04/01/16	100,000	97,500
Allied Security Escrow Corporation
11.38%, 07/15/11	110,000	111,100
Allied Waste North America, Inc.
6.38%, 04/15/11	130,000	127,075
7.13%, 05/15/16	225,000	221,063
AMC Entertainment, Inc.
11.00%, 02/01/16	170,000	188,700
American International Group, Inc.
5.05%, 10/01/15Δ	100,000	95,352
Anadarko Petroleum Corporation
5.95%, 09/15/16	20,000	19,563
Appleton Papers, Inc.
8.13%, 06/15/11	40,000	41,400
9.75%, 06/15/14	100,000	105,500
Ashtead Capital, Inc.
9.00%, 08/15/16 144A	140,000	147,350
Ashton Woods USA LLC
9.50%, 10/01/15	40,000	37,200
Associated Materials, Inc.
9.75%, 04/15/12Δ	120,000	126,000
Autonation, Inc.
7.36%, 04/15/13†	425,000	426,062
Avis Budget Car Rental LLC
7.86%, 05/15/14†	225,000	229,500
Ball Corporation
6.88%, 12/15/12	300,000	301,500
Boeing Capital Corporation, Ltd.
5.80%, 01/15/13Δ	60,000	60,960
Buffets, Inc.
12.50%, 11/01/14	105,000	101,062
Case New Holland, Inc.
9.25%, 08/01/11	240,000	252,768
CCH I Holdings LLC
11.75%, 05/15/14 STEPΔ	170,000	167,875
12.13%, 01/15/15 STEPΔ	55,000	55,825
11.00%, 10/01/15	350,000	367,062
Charter Communications Holdings LLC
12.13%, 01/15/12 STEP	70,000	72,538
Chesapeake Energy Corporation
7.50%, 09/15/13Δ	265,000	270,962
6.25%, 01/15/18	30,000	28,162
Cincinnati Bell Telephone Co.
6.30%, 12/01/28	155,000	138,725
Citizens Communications Co.
9.25%, 05/15/11	200,000	217,000
Clear Channel Communications, Inc.
4.63%, 01/15/08Δ	50,000	49,582
CMP Susquehanna Corporation
9.88%, 05/15/14 144A	80,000	80,400
Colorado Interstate Gas Co.
5.95%, 03/15/15	20,000	19,575
6.80%, 11/15/15	125,000	129,177
Comcast Corporation
6.50%, 01/15/15Δ	60,000	61,612
6.50%, 01/15/17Δ	60,000	61,366
Community Health Systems, Inc.
8.88%, 07/15/15 144A	230,000	234,312
Complete Production Services, Inc.
8.00%, 12/15/16 144AΔ	80,000	81,200
Continental Airlines, Inc.
8.75%, 12/01/11Δ	50,000	49,250
Countrywide Financial Corporation
5.80%, 06/07/12	90,000	89,460
6.25%, 05/15/16	280,000	275,449
DaVita, Inc.
6.63%, 03/15/13 144A	140,000	137,375

See Notes to Financial Statements.

86

	Par	Value
Delhaize America, Inc.
9.00%, 04/15/31	$301,000	$365,158
Dex Media East LLC
9.88%, 11/15/09	200,000	207,750
12.13%, 11/15/12Δ	70,000	75,512
Dex Media West LLC
9.88%, 08/15/13	275,000	295,625
Dex Media, Inc.
7.43%, 11/15/13 STEPΩ	10,000	9,462
DI Finance
9.50%, 02/15/13	180,000	192,375
Dollar General Corporation
10.63%, 07/15/15 144A	110,000	106,700
Duke Energy Corporation
3.75%, 03/05/08	50,000	49,443
Dynegy Holdings, Inc.
7.75%, 06/01/19 144A	160,000	142,130
EchoStar DBS Corporation
7.13%, 02/01/16	600,000	589,500
Education Management LLC
8.75%, 06/01/14	10,000	10,300
10.25%, 06/01/16Δ	125,000	132,188
El Paso Natural Gas Co.
8.63%, 01/15/22	90,000	105,797
8.38%, 06/15/32	75,000	88,320
Enterprise Products Operating LP
8.38%, 08/01/45†Δ	60,000	64,138
EPL Finance Corporation
11.75%, 11/15/13	30,000	31,800
EXCO Resources, Inc.
7.25%, 01/15/11	125,000	125,000
FirstEnergy Corporation
6.45%, 11/15/11	100,000	102,638
7.38%, 11/15/31	25,000	27,143
Ford Motor Credit Co.
6.63%, 06/16/08	90,000	89,960
5.63%, 10/01/08	240,000	236,968
5.80%, 01/12/09	500,000	489,600
8.11%, 01/13/12†Δ	37,500	37,440
9.81%, 04/15/12†	100,000	107,274
Forest Oil Corporation
8.00%, 06/15/08	100,000	101,750
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	470,000	502,900
Freescale Semiconductor, Inc.
8.88%, 12/15/14 144A	25,000	24,000
FTD, Inc.
7.75%, 02/15/14	55,000	54,725
General Electric Capital Corporation
6.75%, 03/15/32Δ	30,000	32,651
General Motors Corporation
8.38%, 07/05/33(E)	250,000	322,226
Georgia Gulf Corporation
9.50%, 10/15/14 Δ	125,000	125,000
GMAC LLC
6.75%, 12/01/14	650,000	623,364
8.00%, 11/01/31Δ	600,000	615,207
Goldman Sachs Group, Inc.
6.65%, 05/15/09	20,000	20,458
Graham Packaging Co., Inc.
9.88%, 10/15/14Δ	115,000	116,869
Graphic Packaging International Corporation
9.50%, 08/15/13Δ	125,000	130,469
H&E Equipment Services, Inc.
8.38%, 07/15/16	50,000	52,750
Hanover Compressor Co.
7.50%, 04/15/13	40,000	40,400
Hawaiian Telcom Communications, Inc.
12.50%, 05/01/15Δ	80,000	91,200
Hawker Beechcraft Acquisition Co., LLC
9.75%, 04/01/17 144AΔ	140,000	146,650
HCA, Inc.
7.88%, 02/01/11	240,000	244,205
6.50%, 02/15/16	100,000	85,125
9.25%, 11/15/16 144A	60,000	64,050
9.63%,
11/15/16 PIK 144AΔ	45,000	48,488
Hertz Corporation
8.88%, 01/01/14	500,000	523,750
Hess Corporation
6.65%, 08/15/11	60,000	62,047
HSBC Finance Corporation
4.63%, 01/15/08	120,000	119,551
Idearc, Inc.
8.00%, 11/15/16	95,000	96,425
Intelsat Corporation
9.00%, 06/15/11	160,000	168,400
9.00%, 08/15/14	240,000	251,400
JPMorgan Chase & Co.
3.63%, 05/01/08	100,000	98,542
Kerr-McGee Corporation
6.95%, 07/01/24	30,000	31,203
Keystone Automotive Operations, Inc.
9.75%, 11/01/13	85,000	74,375
Kimball Hill, Inc.
10.50%, 12/15/12Δ	20,000	18,300
Koppers, Inc.
9.88%, 10/15/13	75,000	80,438
Kraft Foods, Inc.
4.13%, 11/12/09	40,000	38,771
L-3 Communications Corporation
7.63%, 06/15/12	600,000	617,250
6.13%, 01/15/14	45,000	42,638
6.38%, 10/15/15	450,000	427,500
Lamar Media Corporation
6.63%, 08/15/15	100,000	95,250
Lehman Brothers Holdings, Inc.
5.25%, 02/06/12Δ	130,000	127,909
Leiner Health Products, Inc.
11.00%, 06/01/12Δ	185,000	175,750
Level 3 Financing, Inc.
9.25%, 11/01/14 144A	20,000	20,300
9.25%, 11/01/14Δ	50,000	50,750
8.75%, 02/15/17 144A	40,000	39,750
Levi Strauss & Co.
9.75%, 01/15/15	100,000	107,500
8.88%, 04/01/16	30,000	30,900
Lyondell Chemical Co.
8.00%, 09/15/14	190,000	196,175
8.25%, 09/15/16	140,000	147,000

See Notes to Financial Statements.

87

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Metals USA Holdings Corporation
11.37%, 01/15/12 PIK 144A†	$190,000	$190,950
Metals USA, Inc.
0.11%, 12/01/15	140,000	153,300
MetroPCS Wireless, Inc.
9.25%, 11/01/14 144A	5,000	5,192
9.25%, 11/01/14 144AΔ	35,000	36,312
Midwest Generation LLC
8.30%, 07/02/09	84,279	86,017
8.56%, 01/02/16	450,792	480,939
Mirant Mid-Atlantic LLC
9.13%, 06/30/17	152,070	171,934
Morgan Stanley
3.63%, 04/01/08 Δ	60,000	59,190
4.75%, 04/01/14 Δ	50,000	46,758
Neiman-Marcus Group, Inc.
9.00%, 10/15/15 PIKΔ	80,000	86,000
10.38%, 10/15/15Δ	60,000	66,300
Nevada Power Co.
8.25%, 06/01/11	290,000	315,246
5.88%, 01/15/15	100,000	98,185
NewPage Corporation
11.61%, 05/01/12†	185,000	202,575
Noranda Aluminium Holding Corporation
11.14%, 11/15/14 PIK 144A†Δ	60,000	58,800
Norcraft Holdings LP
9.14%, 09/01/12 STEPΩ	195,000	179,400
NRG Energy, Inc.
7.38%, 02/01/16	300,000	301,500
NTK Holdings, Inc.
12.37%, 03/01/14ΩΔ	180,000	131,400
Nutro Products, Inc.
10.75%, 04/15/14 144A	70,000	81,693
Orion Power Holdings, Inc.
12.00%, 05/01/10	55,000	62,425
Owens Brockway Glass Container, Inc.
8.25%, 05/15/13	300,000	312,000
PAETEC Holding Corporation
9.50%, 07/15/15 144A	50,000	50,250
Pemex Project Funding Master Trust
6.63%, 06/15/35Δ	1,810,000	1,839,412
Penhall International Corporation
12.00%, 08/01/14 144A	170,000	184,450
PetroHawk Energy Corporation
9.13%, 07/15/13	70,000	74,375
Qwest Communications International, Inc.
8.86%, 02/15/09†	66,000	66,990
7.25%, 02/15/11	35,000	35,438
Qwest Corporation
7.88%, 09/01/11	100,000	104,750
8.88%, 03/15/12	20,000	21,650
8.61%, 06/15/13†	100,000	109,000
7.63%, 06/15/15	300,000	311,250
Realogy Corporation
12.38%, 04/15/15 144AΔ	175,000	160,125
Rental Services Corporation
9.50%, 12/01/14 144A	90,000	92,250
RH Donnelley, Inc.
10.88%, 12/15/12	100,000	106,875
Rural Cellular Corporation
8.36%, 06/01/13 144A†	60,000	60,000
Saint Acquisition Corporation
12.50%, 05/15/17 144A	145,000	137,750
Sbarro, Inc.
10.38%, 02/01/15	50,000	48,938
SemGroup LP
8.75%, 11/15/15 144A	105,000	106,050
Service Corporation International
7.50%, 04/01/27 144A	75,000	71,062
Sinclair Broadcast Group, Inc.
8.00%, 03/15/12	55,000	56,650
SLM Corporation
5.00%, 10/01/13	380,000	324,639
4.75%, 03/17/14(E)	170,000	192,225
Smurfit-Stone Container Enterprises, Inc.
8.00%, 03/15/17Δ	135,000	131,625
Sprint Capital Corporation
8.38%, 03/15/12	60,000	65,427
Stone Energy Corporation
8.25%, 12/15/11	95,000	95,475
Suburban Propane Partners LP
6.88%, 12/15/13	145,000	140,650
Tenet Healthcare Corporation
6.38%, 12/01/11	110,000	101,062
9.88%, 07/01/14Δ	375,000	373,125
Time Warner, Inc.
6.88%, 05/01/12	90,000	93,990
TL Acquisitions, Inc.
10.50%, 01/15/15 144A	100,000	98,724
TransDigm, Inc.
7.75%, 07/15/14 144A	20,000	20,300
Triad Hospitals, Inc.
7.00%, 11/15/13	50,000	52,685
TRW Automotive, Inc.
6.38%, 03/15/14 144A(E)	147,000	197,109
Tube City IMS Corporation
9.75%, 02/01/15 144AΔ	60,000	61,800
TXU Corporation
5.55%, 11/15/14	10,000	8,539
6.50%, 11/15/24	20,000	16,637
6.55%, 11/15/34Δ	360,000	292,975
TXU Electric Delivery Co.
6.38%, 01/15/15	100,000	101,578
Unicredito Italiano Capital Trust III
4.03%, 10/29/49(E)†	250,000	303,986
Universal Hospital Services, Inc.
8.50%, 06/01/15 PIK 144A	20,000	19,900
8.76%, 06/01/15 144A†	20,000	20,100
Univision Communications, Inc.
9.75%, 03/15/15 PIK 144AΔ	55,000	54,588
US Oncology Holdings, Inc.
9.80%, 03/15/12 PIK 144A†Δ	100,000	98,750
Valor Telecommunications Enterprises LLC
7.75%, 02/15/15	125,000	131,580

See Notes to Financial Statements.

88

	Par	Value
Vangent, Inc.
9.63%, 02/15/15 144A	$50,000	$50,807
Verizon Global Funding Corporation
6.88%, 06/15/12Δ	30,000	31,624
Verso Paper Holdings LLC
9.11%, 08/01/14 144A†	160,000	164,000
Visteon Corporation
8.25%, 08/01/10Δ	190,000	189,525
W&T Offshore, Inc.
8.25%, 06/15/14 144A	50,000	49,625
Wachovia Corporation
5.25%, 08/01/14Δ	120,000	116,736
Waste Management, Inc.
7.38%, 08/01/10	50,000	52,421
7.38%, 05/15/29	50,000	52,800
Weyerhaeuser Co.
6.75%, 03/15/12	120,000	124,283
Williams Cos., Inc.
7.13%, 09/01/11	525,000	540,750
7.50%, 01/15/31Δ	130,000	135,200
Windstream Corporation
8.63%, 08/01/16	650,000	690,625
WMG Acquisition Corporation
7.38%, 04/15/14	75,000	70,125
WMG Holdings Corporation
10.16%, 12/15/14 STEPΩ	100,000	76,500
Xerox Corporation
9.75%, 01/15/09	500,000	529,102
XTO Energy, Inc.
7.50%, 04/15/12	30,000	32,285

Total Corporate Bonds (Cost $29,911,410)		29,800,167

FOREIGN BONDS — 44.4%
Argentina — 0.8%
Republic of Argentina
2.00%, 01/03/10(R)†	1,140,000	496,353
7.00%, 09/12/13	488,000	464,210

		960,563

Australia — 1.7%
Australian Government Bond
5.25%, 03/15/19(A)	1,320,000	1,027,454
Queensland Treasury Corporation
6.00%, 06/14/11(A)	1,220,000	1,010,428

		2,037,882

Bermuda — 0.3%
AES China Generating Co., Ltd.
8.25%, 06/26/10	120,000	120,010
Intelsat Subsidiary Holding Co., Ltd.
8.25%, 01/15/13Δ	300,000	306,000

		426,010

Brazil — 5.2%
Brazilian Notes
10.41%, 07/02/08(B)Ω	3,884,000	1,816,158
10.46%, 01/02/09(B)Ω	4,239,000	1,882,608
Federative Republic of Brazil
11.00%, 08/17/40Δ	1,900,000	2,494,225

		6,192,991

Canada — 2.0%
Abitibi-Consolidated Co. of Canada
6.00%, 06/20/13Δ	75,000	62,437
8.38%, 04/01/15Δ	55,000	48,400
Abitibi-Consolidated, Inc.
7.40%, 04/01/18	10,000	8,150
Ainsworth Lumber Co., Ltd.
7.25%, 10/01/12Δ	30,000	23,250
Bombardier, Inc.
7.25%, 11/15/16(E)	161,000	228,355
Conoco Funding Co.
6.35%, 10/15/11	70,000	72,247
Methanex Corporation
8.75%, 08/15/12	70,000	77,350
Novelis, Inc.
7.25%, 02/15/15Δ	115,000	118,594
OPTI Canada, Inc.
7.88%, 12/15/14 144A	120,000	120,600
8.25%, 12/15/14 144AΔ	50,000	51,000
Quebecor Media, Inc.
7.75%, 03/15/16	100,000	102,000
Rogers Cable, Inc.
7.88%, 05/01/12	240,000	259,769
8.75%, 05/01/32Δ	60,000	72,942
Rogers Wireless, Inc.
9.63%, 05/01/11	450,000	506,792
7.25%, 12/15/12	250,000	264,261
Western Oil Sands, Inc.
8.38%, 05/01/12	300,000	329,625

		2,345,772

Cayman Islands — 0.8%
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†	120,000	116,871
Vale Overseas, Ltd.
6.88%, 11/21/36	787,000	793,049

		909,920

Colombia — 0.4%
Republic of Colombia
7.38%, 09/18/37	400,000	445,000

Denmark — 2.9%
FS Funding A/S
8.88%, 05/15/16 144A(E)	190,000	282,872
Nordea Kredit Realkreditaktie- selskab
4.00%, 10/01/38(D)	9,169,941	1,462,197
Nordic Telephone Co. Holdings ApS
8.88%, 05/01/16 144AΔ	265,000	282,225
Nykredit Realkredit A/S
4.00%, 10/01/38(D)	8,495,543	1,351,957

		3,379,251

Ecuador — 0.1%
Republic of Ecuador
10.00%, 08/15/30 STEP	150,000	123,750

Egypt — 1.8%
Egyptian Treasury Bill
7.20%, 01/29/08Ω(Y)	12,525,000	2,111,659

France — 0.4%
AXA SA
5.78%, 07/31/49(E)†	200,000	271,754

See Notes to Financial Statements.

89

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Compagnie Generale de Geophysique SA
7.50%, 05/15/15	$90,000	$90,450
Europcar Groupe SA
8.13%, 05/15/14(E)	74,000	105,414

		467,618

Germany — 4.8%
Bundesobligation
3.50%, 10/14/11(E)	2,400,000	3,119,386
Bundesrepublik Deutschland
4.00%, 07/04/16(E)Δ	1,950,000	2,533,438

		5,652,824

Hungary — 1.8%
Hungary Government Bond
5.50%, 02/12/14(H)	210,000,000	1,076,928
6.75%, 02/24/17(H)	195,000,000	1,078,340

		2,155,268

Iceland — 0.1%
Kaupthing Bank HF
7.13%, 05/19/16 144A	150,000	158,716

Ireland — 0.4%
Ardagh Glass Finance PLC
7.13%, 06/15/17 144A(E)	112,000	146,494
Smurfit Kappa Funding PLC
7.75%, 04/01/15(E)	200,000	285,065

		431,559

Israel — 1.4%
Israel Government Bond - Shahar
6.50%, 01/31/16(S)	6,600,000	1,654,112

Japan — 1.2%
Japanese 20-Year Government Bond
2.10%, 03/20/27(J)	90,000,000	719,420
Japanese Government
1.40%, 12/20/13(J)	17,000,000	136,326
1.10%, 12/10/16(J)	17,000,000	135,891
Resona Bank, Ltd.
5.99%, 08/10/49(U)†	250,000	489,929

		1,481,566

Jersey — 0.3%
RZB Finance Jersey IV, Ltd.
5.17%, 05/16/16(E)†	250,000	322,613

Luxembourg — 2.5%
Basell AF SCA
8.38%, 08/15/15 144AΔ	200,000	192,500
Fortis Hybrid Financing
5.13%, 06/29/49(E)†	250,000	325,911
Gaz Capital for Gazprom
6.21%, 11/22/16 144A	200,000	195,300
6.51%, 03/07/22 144A	140,000	138,530
Hayes Lemmerz Finance Luxembourg SA
8.25%, 06/15/15 144A(E)	82,000	111,094
Kuznetski Capital for Bank of Moscow
6.81%, 05/10/17†	271,000	265,921
Lecta SA
6.43%, 02/15/14 144A(E)†	102,000	138,881
RSHB Capital SA for OJSC Russian Agricultural Bank
7.18%, 05/16/13 144A	150,000	156,600
6.97%, 09/21/16†Δ	100,000	102,035
6.30%, 05/15/17 144A	386,000	378,782
TNK-BP Finance SA
7.50%, 07/18/16 144A	250,000	258,375
Tyco International Group SA
6.38%, 10/15/11	90,000	92,801
UBS Luxembourg SA for OJSC Vimpel Communications
8.25%, 05/23/16	255,000	266,832
Wind Acquisition Finance SA
9.75%, 12/01/15 144A(E)	200,000	308,249

		2,931,811

Mexico — 3.3%
Axtel SAB de CV
7.63%, 02/01/17 144A	490,000	486,325
7.63%, 02/01/17	20,000	19,850
Kansas City Southern de Mexico SA de CV
7.63%, 12/01/13 144A	140,000	140,000
Mexican Bonos
8.00%, 12/19/13(M)	28,000,000	2,640,737
8.00%, 12/17/15(M)	5,800,000	547,627
United Mexican States
6.75%, 09/27/34Δ	93,000	99,417

		3,933,956

Netherlands — 2.1%
ABN Amro Bank NV
4.31%, 02/10/49(E)†	395,000	486,339
Carlson Wagonlit BV
9.53%, 05/01/15 144A(E)†	200,000	283,210
Clondalkin Acquisition BV
6.15%, 12/15/13 144A(E)†	66,000	89,328
Deutsche Telekom International Finance BV
5.75%, 03/23/16	80,000	78,173
ELM BV for Swiss Life Insurance & Pension Group
5.85%, 04/12/49(E)†	250,000	330,514
ELM BV for Swiss Reinsurance Co.
5.25%, 05/25/49(E)†	200,000	260,839
Impress Holdings BV
6.88%, 09/15/13 144A(E)†	200,000	277,458
NXP BV
9.50%, 10/15/15Δ	75,000	74,250
OI European Group BV
6.88%, 03/31/17 144A(E)	120,000	162,009
TuranAlem Finance BV
7.13%, 12/21/09(U)	200,000	392,586

		2,434,706

Panama — 0.3%
Republic of Panama
9.38%, 04/01/29	80,000	106,400
6.70%, 01/26/36	255,000	261,375

		367,775

See Notes to Financial Statements.

90

	Par	Value
Peru — 0.1%
Republic of Peru
7.35%, 07/21/25	$40,000	$44,720
6.55%, 03/14/37	19,000	19,142

		63,862

Russia — 1.3%
OAO Gazprom
6.79%, 10/29/09(R)	10,040,000	393,978
7.00%, 10/27/11(R)	3,350,000	132,218
Russian Federation
7.50%, 03/31/30 STEP	937,290	1,033,930

		1,560,126

South Africa — 0.4%
Edcon Holdings Proprietary, Ltd.
4.14%, 06/15/15 144A(E)†	224,000	303,174
New Reclamation Group (Proprietary), Ltd.
8.13%, 02/01/13 144A(E)	153,040	213,605

		516,779

Sweden — 0.1%
Corral Finans AB
5.46%, 04/15/10 PIK 144A(E)†	142,000	195,219

Thailand — 0.4%
True Move Co., Ltd.
10.75%, 12/16/13 144A	461,000	490,965

Turkey — 3.4%
Republic of Turkey
14.00%, 01/19/11(L)	3,500,000	2,637,333
11.88%, 01/15/30Δ	180,000	276,750
6.88%, 03/17/36Δ	1,190,000	1,131,988

		4,046,071

United Kingdom — 2.9%
Ashtead Holdings PLC
8.63%, 08/01/15 144AΔ	160,000	164,000
FCE Bank PLC
7.13%, 01/16/12(E)	200,000	269,365
First Hydro Finance PLC
9.00%, 07/31/21(U)	100,000	247,500
United Kingdom Gilt
4.25%, 03/07/11(U)	1,000,000	1,907,105
Virgin Media Finance PLC
9.75%, 04/15/14(U)	100,000	212,298
9.13%, 08/15/16Δ	625,000	657,812

		3,458,080

Venezuela — 1.2%
Petrozuata Finance, Inc.
8.22%, 04/01/17 144A	376,000	377,880
8.22%, 04/01/17	100,000	101,500
Republic of Venezuela
8.50%, 10/08/14Δ	26,000	26,390
5.75%, 02/26/16Δ	835,000	717,975
9.38%, 01/13/34	207,000	216,315

		1,440,060

Total Foreign Bonds (Cost $52,071,188)		52,696,484

MORTGAGE-BACKED SECURITIES — 19.5%
Bayview Commercial Asset Trust
5.55%, 07/25/36 144A†	350,188	349,914
Countrywide Alternative Loan Trust
5.55%, 07/20/35†	728,036	727,706
Countrywide Home Loan Mortgage Pass-Through Trust
5.72%, 09/25/35 144A†	858,692	864,148
Federal National Mortgage Association
5.00%, 07/01/22 TBA	300,000	289,875
5.50%, 07/01/22 TBA	1,300,000	1,280,500
5.00%, 08/01/22 TBA	1,000,000	965,937
5.50%, 08/01/35 TBA	2,000,000	1,928,125
5.00%, 07/01/37 TBA	5,700,000	5,340,188
5.50%, 07/01/37 TBA	2,400,000	2,314,500
6.50%, 07/01/37 TBA	1,200,000	1,211,250
5.00%, 08/01/37 TBA	1,000,000	937,188
6.00%, 08/01/37 TBA	2,100,000	2,077,031
Government National Mortgage Association
6.00%, 07/01/37 TBA	1,200,000	1,193,626
6.50%, 07/01/37 TBA	800,000	812,500
MASTR Adjustable Rate Mortgages Trust
5.78%, 12/25/46†	907,879	908,176
MASTR Reperforming Loan Trust
5.67%, 05/25/35 144A†	870,287	871,751
Thornburg Mortgage Securities Trust
5.49%, 01/25/36†	990,630	989,772

Total Mortgage-Backed Securities (Cost $23,152,614)		23,062,187

	Number of Contracts
PURCHASED OPTIONS — 0.1%
Call Options — 0.1%
3-Month Euro EURIBOR Interest Rate Future, Strike Price $95.50, Expires 09/17/07	44	21,215
90-Day Sterling Futures, Strike Price $93.75, Expires 03/19/08	55	21,399
90-Day Sterling Futures, Strike Price $94.75, Expires 03/19/08	98	1,230
90-Day Sterling Futures, Strike Price $95.00, Expires 012/19/07	445	5,585

		49,429

Put Option — 0.0%
U.S. Dollar vs. Japanese Yen, Strike Price $117.50, Expires 07/14/07	5,500,000	380

Total Purchased Options (Cost $293,660)		49,809

See Notes to Financial Statements.

91

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MONEY MARKET FUNDS — 28.7%
GuideStone Funds Money Market Fund (GS4 Class)¥	8,609,489	$8,609,489
Northern Institutional Liquid Assets Portfolio§	25,465,168	25,465,168

Total Money Market Funds (Cost $34,074,657)		34,074,657

	Par
U.S. TREASURY OBLIGATIONS — 11.9%
U.S. Treasury Bonds
6.25%, 05/15/30Δ	$570,000	651,671
4.50%, 02/15/36Δ	795,000	720,096

		1,371,767

U.S. Treasury Inflationary Index Bonds
2.00%, 01/15/16Δ	1,800,000	1,779,518
3.88%, 04/15/29Δ	1,360,000	2,097,921

		3,877,439

U.S. Treasury Notes
4.88%, 04/30/11Δ	5,600,000	5,593,442
4.38%, 03/31/12Δ	2,210,000	2,170,291
4.50%, 04/30/12Δ	30,000	29,451
4.75%, 02/15/37Δ	1,170,000	1,103,549

		8,896,733

Total U.S. Treasury Obligations (Cost $14,515,984)		14,145,939

TOTAL INVESTMENTS — 134.8% (Cost $160,022,959)		159,833,436

Liabilities in Excess of Other Assets — (34.8)%		(41,280,901)

NET ASSETS — 100.0%		$118,552,535

PORTFOLIO SUMMARY (based on net assets)

%
Foreign Bonds	44.4
Money Market Funds	28.7
Corporate Bonds	25.1
Futures Contracts	21.8
Mortgage-Backed Securities	19.5
U.S. Treasury Obligations	11.9
Asset-Backed Securities	4.9
Agency Obligations	0.2
Purchased Options	0.1
Forward Foreign Currency Contracts	(2.8)

153.8

See Notes to Financial Statements.

92

Equity Index Fund

Average Annual Total Returns as of 06/30/07

	GS2 Class*	GS4 Class*	GS6 Class*	Benchmark**
Six Months	6.90%	6.77%	6.65%	6.96%
One Year	20.16%	19.96%	19.69%	20.59%
Five Year	10.46%	10.27%	10.14%	10.71%
Since Inception	5.62%	5.59%	5.45%	6.01%
Inception Date	08/27/01	08/27/01	08/27/01	08/27/01

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the S&P 500® Index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**

The S&P 500® Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The S&P 500® Index includes 500 of the largest stocks (in terms of market value) in the United States.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

93

Equity Index Fund
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.2%
Auto & Transportation — 2.4%
Burlington Northern Santa Fe Corporation	14,600	$1,243,044
CH Robinson Worldwide, Inc.	7,000	367,640
CSX Corporation	18,200	820,456
FedEx Corporation	12,700	1,409,319
Ford Motor Co. Δ	76,827	723,710
General Motors CorporationΔ	22,900	865,620
Genuine Parts Co.	7,000	347,200
Goodyear Tire & Rubber Co. (The)Δ*	8,300	288,508
Harley-Davidson, Inc.Δ	10,500	625,905
Norfolk Southern Corporation	16,100	846,377
PACCAR, Inc.	10,212	888,853
Southwest Airlines Co.	31,900	475,629
Union Pacific Corporation	11,200	1,289,680
United Parcel Service, Inc. Class B	43,400	3,168,200

		13,360,141

Consumer Discretionary — 11.0%
Allied Waste Industries, Inc.*	10,400	139,984
Amazon.com, Inc.Δ*	12,684	867,712
Apollo Group, Inc. Class A*	5,721	334,278
AutoNation, Inc.Δ*	6,325	141,933
AutoZone, Inc.*	1,900	259,578
Avon Products, Inc.	17,900	657,825
Bed Bath & Beyond, Inc.*	11,200	403,088
Best Buy Co., Inc.	16,425	766,555
Big Lots, Inc.*	4,600	135,332
Black & Decker Corporation	2,700	238,437
Carnival CorporationΔ	18,400	897,368
CBS Corporation Class B	29,900	996,268
Cintas Corporation	5,500	216,865
Circuit City Stores, Inc.Δ	5,800	87,464
Clear Channel Communications, Inc.	20,100	760,182
Coach, Inc.*	15,000	710,850
Convergys Corporation*	5,700	138,168
Costco Wholesale CorporationΔ	18,300	1,070,916
Darden Restaurants, Inc.	5,950	261,741
Dillard’s, Inc. Class AΔ	2,600	93,418
DIRECTV Group, Inc. (The)*	31,400	725,654
Dollar General CorporationΔ	12,800	280,576
Donnelley (R.R.) & Sons Co.	8,900	387,239
Eastman Kodak Co.Δ	11,800	328,394
eBay, Inc.*	46,100	1,483,498
Electronic Arts, Inc.*	12,700	600,964
Estee Lauder Cos., Inc. Class AΔ	4,700	213,897
Family Dollar Stores, Inc.	6,200	212,784
Gannett Co., Inc.	9,500	522,025
Gap, Inc. (The)Δ	21,600	412,560
Google, Inc.*	8,935	4,676,400
Harman International Industries, Inc.	2,700	315,360
Hasbro, Inc.	6,500	204,165
Hilton Hotels Corporation	15,800	528,826
Home Depot, Inc. (The)	80,650	3,173,578
IAC InterActiveCorp*	8,900	308,029
International Flavors & Fragrances, Inc.	3,300	172,062
Interpublic Group Cos., Inc.Δ*	18,948	216,007
Jones Apparel Group, Inc.	4,500	127,125
Kimberly-Clark Corporation	18,500	1,237,465
Kohl’s Corporation*	13,200	937,596
Leggett & Platt, Inc.	7,300	160,965
Limited Brands	14,000	384,300
Liz Claiborne, Inc.Δ	4,308	160,688
Lowe’s Cos., Inc.	61,500	1,887,435
Macy’s, Inc.Δ	18,612	740,385
Marriott International, Inc. Class A	13,500	583,740
Mattel, Inc.	16,200	409,698
McDonald’s Corporation	48,800	2,477,088
McGraw-Hill Co., Inc. (The)	14,200	966,736
Meredith Corporation	1,600	98,560
Monster Worldwide, Inc.*	5,200	213,720
New York Times Co. Class AΔ	6,000	152,400
Newell Rubbermaid, Inc.	11,400	335,502
NIKE, Inc. Class B	15,300	891,837
Nordstrom, Inc.	9,400	480,528
Office Depot, Inc.*	11,300	342,390
OfficeMax, Inc.Δ	3,200	125,760
Omnicom Group, Inc.Δ	13,800	730,296
Penney (JC) Co., Inc.	9,200	665,896
Polo Ralph Lauren CorporationΔ	2,500	245,275
RadioShack CorporationΔ	5,600	185,584
Robert Half International, Inc.	6,900	251,850
Scripps Co. (E.W.) Class AΔ	3,500	159,915
Sears Holdings CorporationΔ*	3,389	574,436
Snap-On, Inc.	2,400	121,224
Stanley Works (The)	3,400	206,380
Staples, Inc.	29,100	690,543
Starbucks Corporation*	30,300	795,072
Starwood Hotels & Resorts Worldwide, Inc.Δ	8,700	583,509
Target Corporation	34,800	2,213,280
Tiffany & Co.Δ	5,500	291,830
Time Warner, Inc.	155,200	3,265,408
TJX Cos., Inc.	18,500	508,750
Tribune Co.	3,129	91,993
VeriSign, Inc.*	10,000	317,300
VF Corporation	3,700	338,846
Wal-Mart Stores, Inc.	99,000	4,762,890
Walt Disney Co. (The)	80,902	2,761,994
Waste Management, Inc.	21,100	823,955
Wendy’s International, Inc.Δ	3,600	132,300
Whirlpool Corporation Δ	3,195	355,248
Wyndham Worldwide CorporationΔ*	7,680	278,477
Yahoo!, Inc.*	49,600	1,345,648
Yum! Brands, Inc. Δ	21,400	700,208

		60,052,005

Consumer Staples — 5.6%
Campbell Soup Co.	8,900	345,409
Clorox Co.	6,200	385,020
Coca-Cola Co. (The)	81,800	4,278,958
Coca-Cola Enterprises, Inc.Δ	11,400	273,600
Colgate-Palmolive Co.	20,800	1,348,880
ConAgra Foods, Inc.	20,400	547,944
Dean Foods Co.	5,200	165,724
General Mills, Inc.	14,000	817,880
Heinz (H.J.) Co.	13,300	631,351
Hershey Co. (The)	7,100	359,402
Kellogg Co.	10,200	528,258
Kraft Foods, Inc. Class A	65,700	2,315,925
Kroger Co.	28,700	807,331
McCormick & Co., Inc.	5,300	202,354

See Notes to Financial Statements.

94

	Shares	Value
Pepsi Bottling Group, Inc. Δ	5,500	$185,240
PepsiCo, Inc.	66,440	4,308,634
Procter & Gamble Co.	128,417	7,857,836
Safeway, Inc.Δ	18,000	612,540
Sara Lee Corporation	30,100	523,740
SUPERVALU, Inc.	8,548	395,944
SYSCO CorporationΔ	25,100	828,049
Tyson Foods, Inc. Class A	10,400	239,616
Walgreen Co.	40,600	1,767,724
Whole Foods Market, Inc.Δ	5,700	218,310
Wrigley (W.M.), Jr. Co.	8,825	488,111

		30,433,780

Financial Services — 21.9%
ACE, Ltd.	13,200	825,264
AFLAC, Inc.	20,100	1,033,140
Allstate Corporation (The)	24,852	1,528,647
AMBAC Financial Group, Inc.	4,200	366,198
American Express Co.	48,400	2,961,112
American International Group, Inc.	105,892	7,415,617
Ameriprise Financial, Inc.	9,640	612,815
AON Corporation	12,000	511,320
Apartment Investment & Management Co. Class A REITΔ	4,200	211,764
Archstone-Smith Trust REIT	9,300	549,723
Assurant, Inc.	4,100	241,572
Automatic Data Processing, Inc.	22,300	1,080,881
AvalonBay Communities, Inc. REITΔ	3,200	380,416
Bank of America Corporation	181,563	8,876,615
Bank of New York Co., Inc. (The)	30,700	1,272,208
BB&T Corporation	22,000	894,960
Bear Stearns Cos., Inc. (The)	4,910	687,400
Block (H&R), Inc.Δ	13,200	308,484
Boston Properties, Inc. REITΔ	4,800	490,224
Capital One Financial CorporationΔ	16,737	1,312,850
CB Richard Ellis Group, Inc. Class AΔ*	7,600	277,400
Chicago Mercantile Exchange Holdings, Inc.	1,400	748,104
Chubb Corporation	16,400	887,896
CIGNA Corporation	11,900	621,418
Cincinnati Financial Corporation	7,086	307,532
CIT Group, Inc.	7,900	433,157
Citigroup, Inc.	202,430	10,382,635
Comerica, Inc.	6,400	380,608
Commerce Bancorp, Inc.Δ	7,700	284,823
Compass Bancshares, Inc.	5,300	365,594
Countrywide Financial CorporationΔ	23,948	870,510
Developers Diversified Realty Corporation REITΔ	5,100	268,821
Dow Jones & Co., Inc.Δ	2,654	152,472
E*TRADE Financial Corporation*	17,500	386,575
Equifax, Inc.	5,700	253,194
Equity Residential Properties Trust REIT	12,000	547,560
Fannie Mae	39,900	2,606,667
Federated Investors, Inc. Class B	3,600	137,988
Fidelity National Information Services, Inc.	6,700	363,676
Fifth Third BancorpΔ	22,594	898,563
First Data Corporation	31,117	1,016,592
First Horizon National CorporationΔ	5,200	202,800
Fiserv, Inc.*	7,000	397,600
Franklin Resources, Inc.	6,700	887,549
Freddie MacΔ	27,300	1,657,110
General Growth Properties, Inc. REIT	10,000	529,500
Genworth Financial, Inc. Class A	17,700	608,880
Goldman Sachs Group, Inc.	16,754	3,631,430
Hartford Financial Services Group, Inc.	12,900	1,270,779
Host Hotels & Resorts, Inc. REITΔ	21,300	492,456
Hudson City Bancorp, Inc.	19,800	241,956
Huntington Bancshares, Inc.Δ	14,900	338,826
Janus Capital Group, Inc.Δ	7,700	214,368
JPMorgan Chase & Co.	139,630	6,765,074
KeyCorp Δ	16,000	549,280
Kimco Realty Corporation REIT	9,200	350,244
Legg Mason, Inc.Δ	5,340	525,349
Lehman Brothers Holdings, Inc.	21,600	1,609,632
Lincoln National Corporation	11,219	795,956
Loews Corporation	18,300	932,934
M & T Bank Corporation	3,100	331,390
Marsh & McLennan Cos., Inc.Δ	22,600	697,888
Marshall & Ilsley CorporationΔ	10,500	500,115
MBIA, Inc.Δ	5,400	335,988
Mellon Financial Corporation	17,000	748,000
Merrill Lynch & Co., Inc.	35,680	2,982,134
MetLife, Inc.	30,300	1,953,744
MGIC Investment CorporationΔ	3,400	193,324
Moody’s Corporation	9,500	590,900
Morgan Stanley	43,000	3,606,840
National City Corporation	23,757	791,583
Northern Trust Corporation	8,100	520,344
Paychex, Inc.	13,900	543,768
Plum Creek Timber Co., Inc. REITΔ	7,200	299,952
PNC Financial Services Group, Inc.	14,000	1,002,120
Principal Financial Group	10,900	635,361
Progressive Corporation (The)Δ	30,196	722,590
ProLogis REIT	10,400	591,760
Prudential Financial, Inc.	19,200	1,866,816
Public Storage, Inc. REITΔ	5,025	386,021
Regions Financial Corporation Δ	29,429	974,100
Ryder System, Inc. Δ	2,500	134,500
Safeco CorporationΔ	4,300	267,718
Schwab (Charles) Corporation (The)	41,350	848,502
Simon Property Group, Inc. REIT	9,000	837,360
SLM Corporation	16,900	973,102
Sovereign Bancorp, Inc.Δ	14,765	312,132
State Street Corporation	16,200	1,108,080
SunTrust Banks, Inc.	14,400	1,234,656
Synovus Financial Corporation	13,400	411,380
T. Rowe Price Group, Inc.	10,900	565,601
Torchmark CorporationΔ	4,000	268,000
Travelers Cos., Inc.	27,156	1,452,846

See Notes to Financial Statements.

95

Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
UnumProvident Corporation	14,000	$365,540
US Bancorp	71,100	2,342,745
Vornado Realty Trust REITΔ	5,500	604,120
Wachovia Corporation	77,883	3,991,501
Washington Mutual, Inc.Δ	36,046	1,537,001
Wells Fargo & Co.	136,460	4,799,298
Western Union Co.	31,317	652,333
XL Capital, Ltd. Class AΔ	7,400	623,746
Zions Bancorporation	4,500	346,095

		119,705,712

Healthcare — 11.8%
Abbott Laboratories	63,200	3,384,360
Aetna, Inc.	20,900	1,032,460
Allergan, Inc.	12,430	716,465
AmerisourceBergen Corporation	7,744	383,096
Amgen, Inc.*	47,365	2,618,811
Bard (C.R.), Inc.	4,200	347,046
Bausch & Lomb, Inc.Δ	2,400	166,656
Baxter International, Inc.	26,400	1,487,376
Becton Dickinson & Co.	9,900	737,550
Biogen Idec, Inc.Δ*	11,630	622,205
Biomet, Inc.Δ	9,900	452,628
Boston Scientific Corporation*	48,100	737,854
Bristol-Myers Squibb Co.	80,700	2,546,892
Cardinal Health, Inc.	16,000	1,130,240
Celgene Corporation*	15,600	894,348
Conventry Health Care, Inc.*	6,530	376,454
CVS Corporation	62,827	2,290,044
Eli Lilly & Co.	40,600	2,268,728
Express Scripts, Inc.*	11,000	550,110
Forest Laboratories, Inc.*	13,000	593,450
Genzyme Corporation*	10,700	689,080
Gilead Sciences, Inc.*	38,400	1,488,768
Hospira, Inc*	6,350	247,904
Humana, Inc.*	6,800	414,188
IMS Health, Inc.	8,000	257,040
Johnson & Johnson	118,090	7,276,706
King Pharmaceuticals, Inc.*	9,900	202,554
Laboratory Corporation of America HoldingsΔ*	5,000	391,300
Manor Care, Inc.Δ	3,000	195,870
McKesson Corporation	12,000	715,680
Medco Health Solutions, Inc.*	11,576	902,812
Medtronic, Inc.	47,200	2,447,792
Merck & Co., Inc.	88,300	4,397,340
Millipore CorporationΔ*	2,200	165,198
Mylan Laboratories, Inc.Δ	9,900	180,081
Patterson Cos., Inc.Δ*	5,600	208,712
Pfizer, Inc.	287,383	7,348,383
Quest Diagnostics, Inc.Δ	6,500	335,725
Schering-Plough Corporation	60,600	1,844,664
St. Jude Medical, Inc.*	14,100	585,009
Stryker Corporation	12,100	763,389
Tenet Healthcare CorporationΔ*	19,150	124,667
Thermo Fisher Scientific, Inc.*	17,510	905,617
UnitedHealth Group, Inc.	55,000	2,812,700
Varian Medical Systems, Inc.Δ*	5,300	225,303
Watson Pharmaceuticals, Inc.*	4,300	139,879
WellPoint, Inc.*	25,012	1,996,708
Wyeth	54,700	3,136,498
Zimmer Holdings, Inc.*	9,620	816,642

		64,552,982

Integrated Oils — 6.7%
Chevron Corporation	87,941	7,408,167
ConocoPhillips	66,758	5,240,503
Exxon Mobil Corporation	230,144	19,304,479
Hess Corporation	11,000	648,560
Marathon Oil Corporation	27,984	1,677,920
Murphy Oil CorporationΔ	7,700	457,688
Occidental Petroleum Corporation	34,000	1,967,920

		36,705,237

Materials & Processing — 3.7%
Air Products & Chemicals, Inc.	8,800	707,256
Alcoa, Inc.	35,300	1,430,709
Allegheny Technologies, Inc.	4,100	430,008
American Standard Cos., Inc.	7,100	418,758
Archer-Daniels-Midland Co.	26,527	877,778
Ashland, Inc.	2,200	140,690
Avery Dennison CorporationΔ	3,800	252,624
Ball Corporation	4,192	222,889
Bemis Co.	4,300	142,674
Dow Chemical Co. (The)	39,000	1,724,580
du Pont (E.I.) de Nemours & Co.	37,455	1,904,212
Eastman Chemical Co.	3,400	218,722
Ecolab, Inc.	7,300	311,710
Fluor CorporationΔ	3,600	400,932
Freeport-McMoRan Copper & Gold, Inc.	15,262	1,263,999
Hercules, Inc.*	4,600	90,390
International Paper Co.	17,735	692,552
Masco Corporation	15,900	452,673
MeadWestvaco Corporation	7,445	262,957
Monsanto Co.	22,120	1,493,985
Newmont Mining Corporation	18,300	714,798
Nucor Corporation	12,300	721,395
Pactiv Corporation*	5,300	169,017
PPG Industries, Inc.	6,700	509,937
Praxair, Inc.	12,980	934,430
Precision Castparts Corporation	5,600	679,616
Rohm & Haas Co.Δ	5,800	317,144
Sealed Air Corporation	6,600	204,732
Sherwin-Williams Co.	4,500	299,115
Sigma-Aldrich CorporationΔ	5,400	230,418
Temple-Inland, Inc.	4,300	264,579
United States Steel Corporation	4,800	522,000
Vulcan Materials Co.Δ	3,900	446,706
Weyerhaeuser Co.	8,860	699,320

		20,153,305

Other — 4.7%
3M Co.	29,400	2,551,626
Brunswick CorporationΔ	3,800	123,994
Eaton Corporation	5,900	548,700
General Electric Co.	420,900	16,112,052
Honeywell International, Inc.	31,800	1,789,704
ITT Industries, Inc.	7,400	505,272
Johnson Controls, Inc.	7,992	925,234
Textron, Inc.	5,100	561,561
Tyco International, Ltd.Δ	80,584	2,722,933

		25,841,076

Other Energy — 4.0%
Anadarko Petroleum Corporation	18,800	977,412
Apache Corporation	13,648	1,113,540

See Notes to Financial Statements.

96

	Shares	Value
Baker Hughes, Inc. Δ	13,200	$1,110,516
BJ Services Co.	12,000	341,280
Chesapeake Energy CorporationΔ	17,100	591,660
Consol Energy, Inc.Δ	7,500	345,825
Devon Energy Corporation	18,100	1,417,049
Dynegy, Inc. Class A*	15,624	147,491
El Paso Corporation	28,600	492,778
ENSCO International, Inc.	6,200	378,262
EOG Resources, Inc.	9,900	723,294
Halliburton Co.	37,075	1,279,087
Nabors Industries, Ltd.Δ*	11,400	380,532
National Oilwell Varco, Inc.*	7,300	760,952
Noble Corporation	5,500	536,360
Peabody Energy Corporation	10,800	522,504
Rowan Cos., Inc.Δ	4,600	188,508
Schlumberger, Ltd.	47,900	4,068,626
Smith International, Inc.	8,100	474,984
Sunoco, Inc.	4,900	390,432
TransOcean, Inc.*	11,900	1,261,162
Valero Energy Corporation	22,600	1,669,236
Weatherford International, Ltd.*	13,798	762,201
Williams Cos., Inc.	24,300	768,366
XTO Energy, Inc.Δ	15,466	929,507

		21,631,564

Producer Durables — 4.6%
Agilent Technologies, Inc.*	16,200	622,728
Applied Materials, Inc.	56,700	1,126,629
Boeing Co. (The)	32,400	3,115,584
Caterpillar, Inc.	26,200	2,051,460
Centex Corporation Δ	5,000	200,500
Cooper Industries, Ltd. Class A	7,400	422,466
Cummins, Inc.	4,200	425,082
Danaher Corporation	9,700	732,350
Deere & Co.	9,200	1,110,808
Dover Corporation	8,400	429,660
DR Horton, Inc.Δ	11,200	223,216
Emerson Electric Co.	32,400	1,516,320
Goodrich Corporation	5,100	303,756
Grainger (W.W.), Inc.	2,900	269,845
Illinois Tool Works, Inc.	16,800	910,392
Ingersoll-Rand Co., Ltd. Class AΔ	12,400	679,768
KB HomeΔ	3,100	122,047
KLA-Tencor CorporationΔ	7,800	428,610
Lennar Corporation Class A	5,600	204,736
Lexmark International, Inc.*	4,000	197,240
Lockheed Martin Corporation	14,700	1,383,711
Molex, Inc.Δ	5,750	172,557
Northrop Grumman Corporation	14,156	1,102,328
Novellus Systems, Inc.*	5,100	144,687
Pall Corporation	5,000	229,950
Parker Hannifin CorporationΔ	4,700	460,177
Pitney Bowes, Inc.	9,000	421,380
Pulte Homes, Inc.	8,608	193,250
Raytheon Co.	18,200	980,798
Rockwell Collins, Inc.	6,900	487,416
Tektronix, Inc.Δ	3,300	111,342
Teradyne, Inc.*	7,700	135,366
Terex Corporation*	4,200	341,460
United Technologies Corporation	40,500	2,872,665
Waters Corporation*	4,100	243,376
Xerox Corporation*	38,500	711,480

		25,085,140

Technology — 12.8%
Adobe Systems, Inc.*	23,900	959,585
Advanced Micro Devices, Inc. Δ*	22,800	326,040
Affiliated Computer Services, Inc. Class A*	4,100	232,552
Altera Corporation	14,600	323,098
Analog Devices, Inc.	13,500	508,140
Apple, Inc.*	35,300	4,308,012
Applera Corporation-Applied Biosystems Group	7,500	229,050
Autodesk, Inc.Δ*	9,460	445,377
Avaya, Inc.*	18,448	310,664
BMC Software, Inc.*	8,300	251,490
Broadcom Corporation Class A*	19,150	560,138
CA, Inc.	16,870	435,752
Ciena CorporationΔ*	3,528	127,467
Cisco Systems, Inc.*	247,800	6,901,230
Citrix Systems, Inc.*	7,400	249,158
Cognizant Technology Solutions Corporation Class A*	5,900	443,031
Computer Sciences Corporation*	7,300	431,795
Compuware CorporationΔ*	12,300	145,878
Corning, Inc.*	64,000	1,635,200
Dell, Inc.*	92,400	2,638,020
Electronic Data Systems Corporation	20,900	579,557
EMC Corporation*	85,600	1,549,360
General Dynamics Corporation	16,500	1,290,630
Hewlett-Packard Co.	107,002	4,774,429
Intel Corporation	236,800	5,626,368
International Business Machines Corporation	55,700	5,862,425
Intuit, Inc.*	13,900	418,112
Jabil Circuit, Inc.	7,700	169,939
JDS Uniphase CorporationΔ*	8,875	119,191
Juniper Networks, Inc.*	23,300	586,461
L-3 Communications Holdings, Inc.	5,100	496,689
Linear Technology CorporationΔ	10,400	376,272
LSI Logic Corporation*	31,500	236,565
Maxim Integrated Products, Inc.	13,000	434,330
MEMC Electronic Materials, Inc.*	9,100	556,192
Micron Technology, Inc.Δ*	30,900	387,177
Microsoft Corporation	344,030	10,138,564
Motorola, Inc.	94,600	1,674,420
National Semiconductor Corporation	11,400	322,278
NCR Corporation*	7,300	383,542
Network Appliance, Inc.*	15,200	443,840
Novell, Inc.*	14,400	112,176
Nvidia Corporation*	14,700	607,257
Oracle Corporation*	162,000	3,193,020
PerkinElmer, Inc.	5,000	130,300
QLogic Corporation*	6,700	111,555
QUALCOMM, Inc.	67,900	2,946,181
Rockwell Automation, Inc.Δ	6,600	458,304
SanDisk CorporationΔ*	9,300	455,142
Solectron Corporation*	37,900	139,472

See Notes to Financial Statements.

97

Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Sun Microsystems, Inc.*	146,200	$769,012
Symantec Corporation*	36,770	742,754
Tellabs, Inc.*	17,900	192,604
Texas Instruments, Inc.	58,600	2,205,118
Unisys CorporationΔ*	13,900	127,046
Xilinx, Inc.	12,200	326,594

		70,404,553

Utilities — 8.0%
AES Corporation*	27,200	595,136
Allegheny Energy, Inc.*	6,800	351,832
Alltel Corporation	14,100	952,455
Ameren CorporationΔ	8,400	411,684
American Electric Power Co., Inc.	16,100	725,144
AT&T, Inc.	251,872	10,452,688
Centerpoint Energy, Inc. Δ	13,300	231,420
CenturyTel, Inc.Δ	4,500	220,725
Citizens Communications Co.	14,000	213,780
CMS Energy CorporationΔ	9,000	154,800
Comcast Corporation Class A*	126,672	3,562,017
Consolidated Edison, Inc.Δ	10,700	482,784
Constellation Energy Group, Inc.	7,300	636,341
Dominion Resources, Inc.	14,200	1,225,602
DTE Energy Co.Δ	7,300	352,006
Duke Energy Corporation	52,368	958,335
Edison InternationalΔ	13,300	746,396
Embarq Corporation	6,144	389,345
Entergy Corporation	8,252	885,852
Exelon Corporation	27,224	1,976,462
FirstEnergy Corporation	12,784	827,508
FPL Group, Inc.	16,900	958,906
Integrys Energy Group, Inc.	3,100	157,263
KeySpan Corporation	7,100	298,058
Nicor, Inc.Δ	1,900	81,548
NiSource, Inc.	11,300	234,023
PG&E Corporation	14,200	643,260
Pinnacle West Capital CorporationΔ	4,000	159,400
PPL Corporation	15,600	729,924
Progress Energy, Inc.Δ	10,500	478,695
Public Service Enterprise Group, Inc.	10,300	904,134
Questar Corporation	7,000	369,950
Qwest Communications International, Inc. Δ*	63,700	617,890
Sempra EnergyΔ	10,700	633,761
Southern Co. (The)Δ	30,700	1,052,703
Spectra Energy Corporation	25,684	666,757
Sprint Nextel Corporation	117,793	2,439,493
TECO Energy, Inc.Δ	8,600	147,748
TXU Corporation	19,000	1,278,700
Verizon Communications, Inc.	119,074	4,902,277
Windstream CorporationΔ	19,499	287,805
Xcel Energy Inc.Δ	16,700	341,849

		43,736,456

Total Common Stocks (Cost $371,980,214)		531,661,951

MONEY MARKET FUNDS — 10.3%
GuideStone Funds Money Market Fund (GS4 Class)¥	14,526,744	14,526,744
Northern Institutional Liquid Assets Portfolio§	42,035,182	42,035,182

Total Money Market Funds (Cost $56,561,926)		56,561,926

	Par
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
4.70%, 08/09/07‡‡	$170,000	169,160
4.86%, 08/09/07‡‡	185,000	184,085
4.95%, 08/09/07‡‡	700,000	696,540

Total U.S. Treasury Obligations (Cost $1,049,411)		1,049,785

TOTAL INVESTMENTS — 107.7% (Cost $429,591,551)		589,273,662

Liabilities in Excess of Other Assets — (7.7)%		(42,165,651)

NET ASSETS — 100.0%		$547,108,011

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	21.9
Technology	12.8
Healthcare	11.8
Consumer Discretionary	11.0
Money Market Funds	10.3
Utilities	8.0
Integrated Oils	6.7
Consumer Staples	5.6
Other	4.7
Producer Durables	4.6
Other Energy	4.0
Materials & Processing	3.7
Futures Contracts	2.6
Auto & Transportation	2.4
U.S. Treasury Obligations	0.2

110.3

See Notes to Financial Statements.

98

Real Estate Securities Fund

Average Annual Total Returns as of 06/30/07

	GS4 Class*	Benchmark**
Six Months	(5.32)%	(5.97)%
Since Inception	(4.94)%	(5.70)%
Inception Date	12/29/06	12/29/06

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since December 29, 2006 (commencement of operations), with all dividends and capital gains reinvested, with the Dow Jones Wilshire RESI Index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	The Dow Jones Wilshire RESI Index is a capitalization weighted index designed to provide a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs).

Unlike	a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

This fund invests substantial assets in Real Estate Investment Trusts (REITs) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

99

Real Estate Securities Fund
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS — 91.7%
Consumer Discretionary — 1.8%
Starwood Hotels & Resorts Worldwide, Inc.	32,065	$2,150,599

Financial Services — 89.9%
AMB Property Corporation REIT	65,450	3,483,249
American Campus Communities, Inc. REITΔ	11,750	332,408
Apartment Investment & Management Co. Class A REITΔ	70,950	3,577,299
Archstone-Smith Trust REIT	45,000	2,659,950
AvalonBay Communities, Inc. REIT	59,250	7,043,640
BioMed Realty Trust, Inc. REITΔ	61,750	1,551,160
Boston Properties, Inc. REITΔ	24,950	2,548,144
BRE Properties, Inc. REIT	25,650	1,520,788
Brookfield Properties CorporationΔ	83,963	2,041,141
DiamondRock Hospitality Co. REITΔ	106,050	2,023,434
Digital Realty Trust, Inc. REITΔ	57,600	2,170,368
Douglas Emmett, Inc. REITΔ	30,700	759,518
Equity Lifestyle Properties, Inc. REITΔ	45,400	2,369,426
Essex Property Trust, Inc. REITΔ	32,900	3,826,270
Federal Realty Investors Trust REIT	42,450	3,279,687
FelCor Lodging Trust, Inc. REITΔ	82,450	2,146,173
General Growth Properties, Inc. REIT	130,200	6,894,090
Host Hotels & Resorts, Inc. REITΔ	156,977	3,629,308
LaSalle Hotel Properties REITΔ	53,750	2,333,825
Macerich Co. (The) REITΔ	54,900	4,524,858
Mack-Cali Realty Corporation REITΔ	53,750	2,337,587
Parkway Properties, Inc. REITΔ	20,600	989,418
Post Properties, Inc. REITΔ	32,400	1,689,012
ProLogis REIT	82,400	4,688,560
Public Storage, Inc. REITΔ	52,030	3,996,945
Regency Centers Corporation REIT	62,150	4,381,575
Simon Property Group, Inc. REIT	108,750	10,118,100
SL Green Realty Corporation REITΔ	60,100	7,445,789
Strategic Hotels & Resorts, Inc. REITΔ	19,850	446,426
Tanger Factory Outlet Centrs REITΔ	52,300	1,958,635
Taubman Centers, Inc. REITΔ	17,550	870,656
Vornado Realty Trust REITΔ	74,988	8,236,682

		105,874,121

Total Common Stocks (Cost $118,141,952)		108,024,720

MONEY MARKET FUNDS — 41.6%
GuideStone Funds Money Market Fund (GS4 Class)¥	9,126,283	9,126,283
Northern Institutional Liquid Assets Portfolio§	39,882,340	39,882,340

Total Money Market Funds (Cost $49,008,623)		49,008,623

	Par
U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bill
4.95%, 08/09/07‡‡
(Cost $547,052)	$550,000	547,281

TOTAL INVESTMENTS — 133.7% (Cost $167,697,627)		157,580,624

Liabilities in Excess of Other Assets — (33.7)%		(39,736,149)

NET ASSETS — 100.0%		$117,844,475

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	89.9
Money Market Funds	41.6
Futures Contracts	7.7
Consumer Discretionary	1.8
U.S. Treasury Obligation	0.4

141.4

See Notes to Financial Statements.

100

Value Equity Fund

Average Annual Total Returns as of 06/30/07

	GS2 Class*	GS4 Class*	GS6 Class*	Benchmark**
Six Months	7.44%	7.25%	7.08%	6.23%
One Year	21.55%	21.30%	20.88%	21.87%
Five Year	12.95%	12.75%	12.41%	13.31%
Since Inception	9.52%	9.16%	8.97%	9.75%
Inception Date	08/27/01	08/27/01	08/27/01	08/27/01

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 1000® Value Index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**

The Russell 1000® Value Index is a large-cap index consisting of those Russell 1000® index securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-earnings-ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

101

Value Equity Fund
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.6%
Auto & Transportation — 2.6%
Burlington Northern Santa Fe Corporation	145,200	$12,362,328
Con-Way, Inc.Δ	21,400	1,075,136
CSX Corporation	214,400	9,665,152
FedEx Corporation	1,900	210,843
General Motors CorporationΔ	165,600	6,259,680
Magna International, Inc.Δ	20,700	1,883,493
Norfolk Southern Corporation	56,300	2,959,691
Tidewater, Inc.Δ	64,200	4,550,496
TRW Automotive Holdings Corporation*	91,100	3,355,213
Union Pacific Corporation	27,200	3,132,080

		45,454,112

Consumer Discretionary — 10.3%
Avon Products, Inc.	202,700	7,449,225
Big Lots, Inc.Δ*	92,600	2,724,292
Carnival CorporationΔ	191,600	9,344,332
CBS Corporation Class B	25,300	842,996
Circuit City Stores, Inc.Δ	234,100	3,530,228
Clear Channel Communications, Inc.Δ	203,100	7,681,242
Coach, Inc.*	61,800	2,928,702
Costco Wholesale CorporationΔ	5,900	345,268
Darden Restaurants, Inc.	37,900	1,667,221
DIRECTV Group, Inc. (The)*	159,000	3,674,490
Dollar Tree Stores, Inc.*	32,400	1,411,020
Eastman Kodak Co.Δ	211,276	5,879,811
EchoStar Communications Corporation Class A*	7,300	316,601
Gannett Co., Inc.Δ	128,500	7,061,075
Gap, Inc. (The)	101,000	1,929,100
Hasbro, Inc.	128,200	4,026,762
Home Depot, Inc. (The)	176,188	6,932,998
Interpublic Group Cos., Inc.Δ*	276,100	3,147,540
ITT Educational Services, Inc.*	16,600	1,948,508
Jack in the Box, Inc.*	8,800	624,272
Kimberly-Clark Corporation	144,700	9,678,983
Kohl’s Corporation*	23,500	1,669,205
Macy’s, Inc.Δ	201,500	8,015,670
Mattel, Inc.Δ	194,900	4,929,021
McDonald’s Corporation	258,700	13,131,612
Office Depot, Inc.Δ*	104,400	3,163,320
Rogers Communications, Inc. Class BΔ	29,400	1,249,206
Royal Caribbean Cruises, Ltd.Δ	104,681	4,499,189
Sears Holdings Corporation*	3,200	542,400
Shaw Communications, Inc. Class BΔ	88,600	3,724,744
Sony Corporation ADRΔ	134,800	6,924,676
Stanley Works (The)	187,500	11,381,250
Time Warner Cable, Inc.Δ*	2,300	90,091
Time Warner, Inc.	974,000	20,492,960
Wal-Mart Stores, Inc.	190,500	9,164,955
Walt Disney Co. (The)	43,800	1,495,332
Waste Management, Inc.	100,000	3,905,000
Wyndham Worldwide CorporationΔ*	36,630	1,328,204

		178,851,501

Consumer Staples — 4.1%
Coca-Cola Co. (The)Δ	115,600	6,047,036
Colgate-Palmolive Co.	2,000	129,700
ConAgra Foods, Inc.	110,900	2,978,774
General Mills, Inc.	94,500	5,520,690
J.M. Smucker Co. (The)	22,500	1,432,350
Kellogg Co.	2,600	134,654
Kraft Foods, Inc. Class A	690,100	24,326,025
Kroger Co.	131,900	3,710,347
Pepsi Bottling Group, Inc.	66,300	2,232,984
PepsiCo, Inc.	38,900	2,522,665
Procter & Gamble Co.	204,700	12,525,593
Safeway, Inc.	164,100	5,584,323
Sara Lee Corporation	157,100	2,733,540
Tyson Foods, Inc. Class AΔ	74,300	1,711,872

		71,590,553

Financial Services — 28.7%
ACE, Ltd.	71,900	4,495,188
AFLAC, Inc.	1,500	77,100
Allstate Corporation (The)	313,500	19,283,385
American Express Co.	117,500	7,188,650
American International Group, Inc.	347,950	24,366,939
Assurant, Inc.	55,000	3,240,600
AXIS Capital Holdings, Ltd.	82,900	3,369,885
Bank of America Corporation	742,834	36,317,154
Bank of New York Co., Inc. (The)	30,200	1,251,488
BB&T Corporation	21,700	882,756
Bear Stearns Cos., Inc. (The)	4,700	658,000
Brascan CorporationΔ	77,100	3,076,290
Capital One Financial CorporationΔ	164,300	12,887,692
Chubb Corporation	257,800	13,957,292
CIGNA Corporation	71,900	3,754,618
CIT Group, Inc.	28,800	1,579,104
Citigroup, Inc.	1,065,433	54,646,058
Comerica, Inc.Δ	142,200	8,456,634
Countrywide Financial CorporationΔ	172,400	6,266,740
Credicorp, Ltd.Δ	3,500	214,095
Everest Re Group, Ltd.	17,900	1,944,656
Fannie Mae	195,700	12,785,081
Fifth Third BancorpΔ	21,100	839,147
First Data Corporation	24,900	813,483
Freddie Mac	200,400	12,164,280
Goldman Sachs Group, Inc.	41,565	9,009,214
Hartford Financial Services Group, Inc.	164,304	16,185,587
Jones Lang LaSalle, Inc.Δ	32,800	3,722,800
JPMorgan Chase & Co.Δ	1,008,812	48,876,941
KeyCorp	35,750	1,227,298
Legg Mason, Inc.	46,700	4,594,346
Lehman Brothers Holdings, Inc.	45,600	3,398,112
Lincoln National CorporationΔ	10,600	752,070
Loews Corporation	113,400	5,781,132
Marsh & McLennan Cos., Inc.	21,900	676,272

See Notes to Financial Statements.

102

	Shares	Value
Mellon Financial Corporation	900	$39,600
Merrill Lynch & Co., Inc.	241,800	20,209,644
MetLife, Inc.	18,500	1,192,880
MGIC Investment CorporationΔ	81,800	4,651,148
Morgan Stanley	233,100	19,552,428
National City Corporation	20,100	669,732
PartnerRe, Ltd.Δ	5,000	387,500
PMI Group, Inc. (The)Δ	69,000	3,082,230
PNC Financial Services Group, Inc.	13,600	973,488
Principal Financial Group	50,900	2,966,961
Progressive Corporation (The)	29,600	708,328
Prudential Financial, Inc.	13,800	1,341,774
Regions Financial CorporationΔ	27,700	916,870
Reinsurance Group of America, Inc.Δ	4,500	271,080
Safeco CorporationΔ	58,000	3,611,080
Simon Property Group, Inc. REIT	3,900	362,856
SLM Corporation	166,300	9,575,554
State Street CorporationΔ	3,500	239,400
SunTrust Banks, Inc.	78,000	6,687,720
Travelers Cos., Inc.	396,300	21,202,050
UnumProvident Corporation	134,500	3,511,795
US Bancorp	195,000	6,425,250
Wachovia CorporationΔ	256,945	13,168,421
Washington Mutual, Inc.Δ	434,200	18,514,288
Wells Fargo & Co.	553,500	19,466,595
Western Union Co.	1,600	33,328
XL Capital, Ltd. Class AΔ	115,200	9,710,208

		498,212,295

Healthcare — 9.5%
Aetna, Inc.	281,600	13,911,040
AmerisourceBergen Corporation	85,600	4,234,632
Amgen, Inc.*	12,800	707,712
Baxter International, Inc.	201,500	11,352,510
Biogen Idec, Inc.Δ*	10,800	577,800
Boston Scientific CorporationΔ*	316,100	4,848,974
Bristol-Myers Squibb Co.	282,500	8,915,700
Cardinal Health, Inc.	69,100	4,881,224
Community Health Systems, Inc.Δ*	46,800	1,893,060
CVS Corporation	28,238	1,029,275
Eli Lilly & Co.	19,700	1,100,836
Johnson & Johnson	71,500	4,405,830
McKesson Corporation	67,300	4,013,772
Merck & Co., Inc.	15,100	751,980
Millennium Pharmaceuticals, Inc.Δ*	449,200	4,748,044
Omnicare, Inc.Δ	58,900	2,123,934
Pfizer, Inc.	1,840,100	47,051,357
Tenet Healthcare CorporationΔ*	839,900	5,467,749
Teva Pharmaceutical Industries, Ltd. ADRΔ	137,752	5,682,270
Thermo Fisher Scientific, Inc.*	8,400	434,448
UnitedHealth Group, Inc.	197,800	10,115,492
Watson Pharmaceuticals, Inc.Δ*	168,500	5,481,305
WellPoint, Inc.*	176,300	14,074,029
Wyeth	113,700	6,519,558

		164,322,531

Integrated Oils — 9.3%
BP PLC ADR	61,068	4,405,445
Chevron Corporation	609,170	51,316,481
ConocoPhillips	476,400	37,397,400
Exxon Mobil Corporation	477,300	40,035,924
Marathon Oil Corporation	130,396	7,818,544
Murphy Oil CorporationΔ	74,000	4,398,560
Occidental Petroleum Corporation	269,000	15,569,720

		160,942,074

Materials & Processing — 4.0%
Alcan, Inc.Δ	50,400	4,097,520
Alcoa, Inc.	287,200	11,640,216
Archer-Daniels-Midland Co.	25,700	850,413
Ball Corporation	24,600	1,307,982
Corn Products International, Inc.	17,400	790,830
Dow Chemical Co. (The)	196,200	8,675,964
du Pont (E.I.) de Nemours & Co.	205,000	10,422,200
Freeport-McMoRan Copper & Gold, Inc.	2,700	223,614
International Paper Co.	17,090	667,364
Louisiana-Pacific CorporationΔ	165,000	3,121,800
MeadWestvaco Corporation	343,700	12,139,484
Methanex CorporationΔ	119,100	2,994,174
Newmont Mining Corporation	9,900	386,694
Nova Chemicals CorporationΔ	28,200	1,003,074
Nucor CorporationΔ	14,800	868,020
Owens-Illinois, Inc.*	55,100	1,928,500
Pactiv Corporation*	40,184	1,281,468
Smurfit-Stone Container CorporationΔ*	250,200	3,330,162
Southern Copper CorporationΔ	25,500	2,403,630
Timken Co.	17,000	613,870
Weyerhaeuser Co.	8,501	670,984

		69,417,963

Other — 4.8%
3M Co.	53,000	4,599,870
General Electric Co.	1,056,200	40,431,336
Honeywell International, Inc.	405,359	22,813,605
Johnson Controls, Inc.	1,600	185,232
Teleflex, Inc.Δ	19,500	1,594,710
Tyco International, Ltd.Δ	412,300	13,931,617

		83,556,370

Other Energy — 1.6%
Anadarko Petroleum CorporationΔ	128,600	6,685,914
Apache Corporation	13,000	1,060,670
Devon Energy Corporation	17,800	1,393,562
EOG Resources, Inc.	9,400	686,764
Holly CorporationΔ	55,100	4,087,869
Massey Energy Co.Δ	137,100	3,653,715
Sunoco, Inc.	50,300	4,007,904
Valero Energy Corporation	66,800	4,933,848

See Notes to Financial Statements.

103

Value Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Williams Cos., Inc.Δ	39,122	$1,237,038

		27,747,284

Producer Durables — 4.5%
Caterpillar, Inc.	22,800	1,785,240
Centex Corporation	76,500	3,067,650
Cummins, Inc.	24,800	2,510,008
Deere & Co.	8,400	1,014,216
Emerson Electric Co.	186,400	8,723,520
Gerdau Ameristeel CorporationΔ	167,900	2,456,377
Grainger (W.W.), Inc.	17,400	1,619,070
Illinois Tool Works, Inc.	174,800	9,472,412
Ingersoll-Rand Co., Ltd. Class A	70,200	3,848,364
Lennar Corporation Class AΔ	77,700	2,840,712
Lexmark International, Inc.*	64,900	3,200,219
Lockheed Martin Corporation	43,000	4,047,590
Northrop Grumman Corporation	177,900	13,853,073
NVR, Inc.Δ*	4,400	2,990,900
Parker Hannifin Corporation	37,800	3,700,998
Pitney Bowes, Inc.Δ	86,100	4,031,202
Raytheon Co.	38,800	2,090,932
United Technologies Corporation	101,700	7,213,581

		78,466,064

Technology — 5.2%
Alcatel Lucent Sponsored ADRΔ	609,163	8,528,282
Avnet, Inc.Δ*	59,400	2,354,616
Computer Sciences Corporation*	53,900	3,188,185
Compuware Corporation*	280,600	3,327,916
Electronic Data Systems Corporation	114,400	3,172,312
General Dynamics Corporation	13,700	1,071,614
Hewlett-Packard Co.	167,300	7,464,926
Intel Corporation	412,000	9,789,120
International Business Machines CorporationΔ	187,800	19,765,950
Jabil Circuit, Inc.	159,809	3,526,985
LSI Logic CorporationΔ*	386,300	2,901,113
Microsoft Corporation	138,100	4,069,807
Motorola, Inc.	303,025	5,363,542
Nokia Corporation ADRΔ	284,600	8,000,106
Oracle Corporation*	88,300	1,740,393
Seagate Technology, Inc.+	4,600	—
Solectron Corporation*	1,305,500	4,804,240
Sun Microsystems, Inc.*	104,600	550,196
Symantec Corporation*	30,800	622,160
Vishay Intertechnology, Inc.Δ*	84,700	1,339,954

		91,581,417

Utilities — 12.0%
Alltel Corporation	13,526	913,681
American Electric Power Co., Inc.	245,100	11,039,304
AT&T, Inc.	1,339,796	55,601,534
Comcast Corporation Class A*	514,100	14,456,492
Dominion Resources, Inc.Δ	82,900	7,155,099
DTE Energy Co.Δ	20,600	993,332
Duke Energy CorporationΔ	253,400	4,637,220
Edison International	80,500	4,517,660
Energen Corporation	33,100	1,818,514
Energy East Corporation	145,900	3,806,531
Entergy Corporation	169,500	18,195,825
Exelon Corporation	14,400	1,045,440
FirstEnergy Corporation	85,452	5,531,308
FPL Group, Inc.	16,000	907,840
Pepco Holdings, Inc.	56,900	1,604,580
PG&E Corporation	38,000	1,721,400
PPL CorporationΔ	122,300	5,722,417
Progress Energy, Inc. Contingent Value Obligation+*	3,100	1,209
Public Service Enterprise Group, Inc.	40,700	3,572,646
Qwest Communications International, Inc.Δ*	1,164,600	11,296,620
Southern Co. (The)Δ	29,600	1,014,984
Spectra Energy Corporation	166,050	4,310,658
Sprint Nextel Corporation	531,007	10,997,155
Telephone & Data Systems, Inc.Δ	22,400	1,401,568
TXU Corporation	5,000	336,500
Verizon Communications, Inc.	874,524	36,004,153

		208,603,670

Total Common Stocks (Cost $1,330,293,628)		1,678,745,834

MONEY MARKET FUNDS — 10.8%
GuideStone Funds Money Market Fund (GS4 Class)¥	57,255,306	57,255,306
Northern Institutional Liquid Assets Portfolio§	129,799,332	129,799,332

Total Money Market Funds (Cost $187,054,638)		187,054,638

	Par
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
4.51%, 08/09/07‡‡	$10,000	9,950
4.67%, 08/09/07‡‡	10,000	9,951
4.95%, 08/09/07‡‡	4,050,000	4,029,978

Total U.S. Treasury Obligations (Cost $4,048,200)		4,049,879

TOTAL INVESTMENTS — 107.6% (Cost $1,521,396,466)		1,869,850,351

Liabilities in Excess of Other Assets — (7.6)%		(132,134,862)

Net Assets — 100.0%		$1,737,715,489

See Notes to Financial Statements.

104

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	28.7
Utilities	12.0
Money Market Funds	10.8
Consumer Discretionary	10.3
Healthcare	9.5
Integrated Oils	9.3
Technology	5.2
Other	4.8
Producer Durables	4.5
Consumer Staples	4.1
Materials & Processing	4.0
Futures Contracts	3.3
Auto & Transportation	2.6
Other Energy	1.6
U.S. Treasury Obligations	0.2

110.9

See Notes to Financial Statements.

105

Growth Equity Fund

Average Annual Total Returns as of 06/30/07

	GS2 Class*	GS4 Class*	GS6 Class*	Benchmark**
Six Months	6.77%	6.75%	6.46%	8.13%
One Year	12.69%	12.65%	12.18%	19.04%
Five Year	8.51%	8.41%	8.06%	9.28%
Since Inception	3.15%	3.03%	2.72%	3.36%
Inception Date	08/27/01	08/27/01	08/27/01	08/27/01

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 1000® Growth Index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**

The Russell 1000® Growth Index is a large-cap index consisting of those Russell 1000® Index securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings-ratios, lower dividend yields and higher forecasted growth values than the value universe.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

106

Growth Equity Fund
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.2%
Auto & Transportation — 4.2%
Burlington Northern Santa Fe Corporation	130,987	$11,152,233
CH Robinson Worldwide, Inc.	238,760	12,539,675
Expeditors International Washington, Inc.Δ	385,590	15,924,867
FedEx Corporation	113,226	12,564,689
Toyota Motor Corporation ADRΔ	35,596	4,480,825
Union Pacific Corporation	99,004	11,400,311

		68,062,600

Consumer Discretionary — 16.6%
Amazon.com, Inc.Δ*	371,200	25,393,792
Coach, Inc.*	159,300	7,549,227
eBay, Inc.*	377,800	12,157,604
Google, Inc.*	166,133	86,950,690
Iron Mountain, Inc.Δ*	164,200	4,290,546
Lowe’s Cos., Inc.	786,041	24,123,598
Macy’s, Inc.	239,235	9,516,768
Marriott International, Inc. Class AΔ	215,200	9,305,248
McDonald’s Corporation	259,607	13,177,651
Penney (JC) Co., Inc.	147,200	10,654,336
Starbucks CorporationΔ*	1,045,800	27,441,792
VeriSign, Inc.*	233,756	7,417,078
Walt Disney Co. (The)	313,100	10,689,234
Yahoo!, Inc.*	403,000	10,933,390
Yum! Brands, Inc.	382,598	12,518,607

		272,119,561

Consumer Staples — 3.5%
Colgate-Palmolive Co.	141,300	9,163,305
Kraft Foods, Inc. Class A	144,325	5,087,456
PepsiCo, Inc.	185,600	12,036,160
Procter & Gamble Co.	183,300	11,216,127
Walgreen Co.	463,100	20,163,374

		57,666,422

Financial Services — 13.8%
American International
Group, Inc.	84,800	5,938,544
CB Richard Ellis Group, Inc. Class AΔ*	253,980	9,270,270
Chicago Mercantile Exchange Holdings, Inc.Δ	36,900	19,717,884
Citigroup, Inc.	93,900	4,816,131
Commerce Bancorp, Inc.Δ	333,610	12,340,234
Countrywide Financial CorporationΔ	415,000	15,085,250
Franklin Resources, Inc.Δ	83,600	11,074,492
Goldman Sachs Group, Inc.	102,178	22,147,082
Intercontinental Exchange, Inc.Δ*	174,900	25,858,965
Lehman Brothers Holdings, Inc.	112,025	8,348,103
Mastercard, Inc. Class AΔ	67,144	11,137,175
Merrill Lynch & Co., Inc.	108,800	9,093,504
Moody’s CorporationΔ	267,545	16,641,299
Progressive Corporation (The)Δ	758,680	18,155,212
SLM Corporation	64,200	3,696,636
UBS AGΔ	190,227	11,415,522
US BancorpΔ	179,600	5,917,820
Wells Fargo & Co.	224,004	7,878,221
Zions BancorporationΔ	95,500	7,344,905

		225,877,249

Healthcare — 19.6%
Abbott Laboratories	119,300	6,388,515
Abraxis BioScience, Inc.Δ*	148,400	3,298,932
Aetna, Inc.	154,500	7,632,300
Allergan, Inc.Δ	396,000	22,825,440
Amylin Pharmaceuticals, Inc.Δ*	252,685	10,400,515
Cephalon, Inc.Δ*	60,300	4,847,517
Cerner CorporationΔ*	203,890	11,309,778
CVS Corporation	356,230	12,984,583
Genentech, Inc.*	661,149	50,022,533
Genzyme Corporation*	593,887	38,246,323
Gilead Sciences, Inc.Δ*	249,800	9,684,746
Intuitive Surgical, Inc.Δ*	69,300	9,616,761
Merck & Co., Inc.	204,000	10,159,200
Patterson Cos., Inc.Δ*	132,200	4,927,094
Schering-Plough Corporation	344,361	10,482,349
Shire PLC ADR	95,900	7,109,067
St. Jude Medical, Inc.*	154,200	6,397,758
Stryker CorporationΔ	141,100	8,901,999
Teva Pharmaceutical Industries, Ltd. ADRΔ	193,900	7,998,375
Thermo Fisher Scientific, Inc.*	96,500	4,990,980
UnitedHealth Group, Inc.	515,227	26,348,709
Varian Medical Systems, Inc.*	406,900	17,297,319
WellPoint, Inc.*	93,700	7,480,071
Wyeth	157,000	9,002,380
Zimmer Holdings, Inc.*	144,300	12,249,627

		320,602,871

Integrated Oils — 0.9%
Exxon Mobil Corporation	151,100	12,674,268
Marathon Oil Corporation	31,216	1,871,712

		14,545,980

Materials & Processing — 2.8%
Air Products & Chemicals, Inc.	138,881	11,161,866
Allegheny Technologies, Inc.	42,700	4,478,376
Freeport-McMoRan Copper & Gold, Inc.	57,433	4,756,601
Monsanto Co.	159,198	10,752,233
Praxair, Inc.	123,116	8,863,121
Precision Castparts Corporation	32,800	3,980,608
St. Joe Co.Δ	49,943	2,314,358

		46,307,163

Other — 1.7%
General Electric Co.	500,200	19,147,656
Textron, Inc.	75,000	8,258,250

		27,405,906

Other Energy — 6.9%
Anadarko Petroleum Corporation	38,175	1,984,718
Apache Corporation	13,309	1,085,881
Baker Hughes, Inc.Δ	23,187	1,950,723
Cameron International Corporation*	30,441	2,175,618
Devon Energy Corporation	24,806	1,942,062

See Notes to Financial Statements.

107

Growth Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
EOG Resources, Inc.	65,200	$4,763,512
National Oilwell Varco, Inc.*	102,300	10,663,752
Schlumberger, Ltd.	806,270	68,484,574
TransOcean, Inc.Δ*	45,600	4,832,688
Weatherford International, Ltd.Δ*	154,300	8,523,532
XTO Energy, Inc.Δ	110,400	6,635,040

		113,042,100

Producer Durables — 3.3%
Boeing Co. (The)	186,129	17,898,164
Caterpillar, Inc.	57,400	4,494,420
Deere & Co.	67,300	8,125,802
Lockheed Martin Corporation	129,429	12,183,152
Pulte Homes, Inc.	254,835	5,721,046
United Technologies Corporation	74,200	5,263,006

		53,685,590

Technology — 17.3%
Adobe Systems, Inc.*	186,000	7,467,900
Apple, Inc.*	395,504	48,267,308
Autodesk, Inc.Δ*	371,815	17,505,050
Broadcom Corporation Class A*	464,300	13,580,775
Cisco Systems, Inc.*	770,036	21,445,503
Dell, Inc.*	188,600	5,384,530
EMC Corporation*	449,400	8,134,140
General Dynamics Corporation	157,765	12,340,378
Hewlett-Packard Co.	356,500	15,907,030
Intel Corporation	958,570	22,775,623
Microsoft Corporation	453,700	13,370,539
Network Appliance, Inc.*	412,225	12,036,970
QUALCOMM, Inc.	1,060,770	46,026,810
Salesforce.com, Inc.Δ*	510,510	21,880,459
SanDisk CorporationΔ*	75,700	3,704,758
Seagate Technology, Inc.+	5,600	—
Telecorp PCS, Inc. Escrow+	928	—
Texas Instruments, Inc.	379,000	14,261,770

		284,089,543

Utilities — 4.6%
America Movil SA de CV ADR Series L	478,671	29,644,095
AT&T, Inc.	507,354	21,055,191
Comcast Corporation Class A*	919,005	25,842,421

		76,541,707

Total Common Stocks (Cost $1,210,757,051)		1,559,946,692

FOREIGN COMMON STOCKS — 0.9%
China — 0.9%
Industrial & Commercial Bank of China Class H (Cost $14,853,451)	26,356,000	14,628,739

MONEY MARKET FUNDS — 13.6%
GuideStone Funds Money Market Fund (GS4 Class) ¥	64,345,184	64,345,184
Northern Institutional Liquid Assets Portfolio§	157,647,087	157,647,087

Total Money Market Funds (Cost $221,992,271)		221,992,271

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
4.95%, 08/09/07‡‡
(Cost $3,729,907)	$3,750,000	3,731,461

TOTAL INVESTMENTS — 109.9% (Cost $1,451,332,680)		1,800,299,163
Liabilities in Excess of Other Assets — (9.9)%		(162,325,467)

NET ASSETS — 100.0%		$1,637,973,696

PORTFOLIO SUMMARY (based on net assets)

%
Healthcare	19.6
Technology	17.3
Consumer Discretionary	16.6
Financial Services	14.7
Money Market Funds	13.6
Other Energy	6.9
Utilities	4.6
Auto & Transportation	4.2
Futures Contracts	3.9
Consumer Staples	3.5
Producer Durables	3.3
Materials & Processing	2.8
Other	1.7
Integrated Oils	0.9
U.S. Treasury Obligation	0.2

113.8

See Notes to Financial Statements.

108

Small Cap Equity Fund

Average Annual Total Returns as of 06/30/07

	GS2 Class*	GS4 Class*	GS6 Class*	Benchmark**
Six Months	8.83%	8.69%	8.55%	6.45%
One Year	15.46%	15.26%	14.95%	16.43%
Five Year	12.20%	12.08%	11.73%	13.88%
Since Inception	9.62%	9.45%	9.15%	11.24%
Inception Date	08/27/01	08/27/01	08/27/01	08/27/01

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 2000® Index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**

The Russell 2000® Index is a small-cap equity index comprised of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

109

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS — 87.4%
Auto & Transportation — 3.2%
AAR CorporationΔ*	25,350	$836,804
Accuride CorporationΔ*	31,300	482,333
AirTran Holdings, Inc.Δ*	75,600	825,552
Arkansas Best CorporationΔ	9,490	369,825
Autoliv, Inc.	25,000	1,421,750
Celadon Group, Inc.Δ*	53,700	853,830
Con-Way, Inc.	26,500	1,331,360
Copa Holdings SA Class A	8,500	571,540
DryShips, Inc.	14,800	642,024
Excel Maritime Carriers, Ltd.Δ	42,500	1,070,150
Frontline, Ltd.Δ	28,500	1,306,725
Greenbrier Co., Inc.Δ	11,500	347,530
Gulfmark Offshore, Inc.Δ*	20,500	1,050,010
Horizon Lines, Inc. Class A	27,000	884,520
JB Hunt Transport Services, Inc.Δ	31,200	914,784
Polaris Industries, Inc.	13,700	741,992
Saia, Inc.Δ*	25,500	695,130
Thor Industries, Inc.Δ	11,580	522,721
TRW Automotive Holdings Corporation*	42,100	1,550,543
Tsakos Energy Navigation, Ltd.Δ	17,800	1,244,398
U.S. Auto Parts Network, Inc.*	26,200	247,852
UTI Worldwide, Inc.Δ	44,100	1,181,439
Vitran Corporation, Inc.Δ*	17,400	371,316

		19,464,128

Consumer Discretionary — 15.1%
Advisory Board Co. (The)Δ*	41,700	2,316,852
Aeropostale, Inc.Δ*	32,600	1,358,768
American Greetings Corporation Class A	26,500	750,745
AMN Healthcare Services, Inc.Δ*	48,900	1,075,800
Arbitron, Inc.Δ	15,200	783,256
Asbury Automotive Group, Inc.Δ	42,000	1,047,900
Big Lots, Inc.Δ*	33,200	976,744
Black & Decker Corporation	8,400	741,804
Blyth, Inc.Δ	37,900	1,007,382
Bon-Ton Stores, Inc. (The)	4,400	176,264
Bowne & Co., Inc.Δ	69,100	1,348,141
Buffalo Wild Wings, Inc.Δ*	23,800	989,842
Build-A-Bear Workshop, Inc.Δ*	14,520	379,553
Capella Education Co.*	21,200	975,836
CEC Entertainment, Inc.Δ*	25,200	887,040
Central Garden and Pet Co.Δ*	25,400	311,404
Central Garden and Pet Co. Class AΔ*	43,200	506,736
Chemed CorporationΔ	11,800	782,222
Citi Trends, Inc.Δ*	5,600	212,576
Computer Learning Centers*	24,439	2
Convergys Corporation*	27,300	661,752
Corporate Executive Board Co.	20,900	1,356,619
CoStar Group, Inc.Δ*	23,200	1,226,816
CROCS, Inc.Δ*	34,160	1,469,905
Ctrip.com International, Ltd. ADRΔ	10,800	849,204
Deckers Outdoor CorporationΔ*	17,200	1,735,480
Dollar Tree Stores, Inc.*	34,900	1,519,895
DSW, Inc.Δ*	20,700	720,774
Elizabeth Arden, Inc.Δ*	27,400	664,724
Entravision Communications Corporation Class AΔ*	195,958	2,043,842
EZCORP, Inc. Class AΔ*	82,200	1,088,328
FirstService CorporationΔ*	27,500	990,550
GSI Commerce, Inc.Δ*	40,900	928,839
Gymboree CorporationΔ*	16,300	642,383
Hasbro, Inc.	69,800	2,192,418
Heelys, Inc.Δ*	16,100	416,346
Helen of Troy, Ltd.Δ*	8,800	237,600
Hibbett Sports, Inc.Δ*	23,800	651,644
Home Inns & Hotels Management, Inc. ADRΔ*	23,100	744,051
Home Solutions of America, Inc.Δ*	88,500	529,230
Houston Wire & Cable Co.Δ*	17,500	497,175
Iconix Brand Group, Inc.Δ*	112,700	2,504,194
ICT Group, Inc.Δ*	24,900	465,879
inVentiv Health, Inc.*	14,700	538,167
Jack in the Box, Inc.Δ*	18,200	1,291,108
Jakks Pacific, Inc.Δ*	25,400	714,756
Jo-Ann Stores, Inc.Δ*	8,900	253,027
Kenexa CorporationΔ*	44,600	1,681,866
Kforce, Inc.*	116,300	1,858,474
Knot, Inc.Δ*	45,000	908,550
Labor Ready, Inc.Δ*	59,300	1,370,423
Life Time Fitness, Inc.Δ*	32,400	1,724,652
Liquidity Services, Inc.Δ*	39,470	741,247
LoopNet, Inc.Δ*	32,400	755,892
Maidenform Brands, Inc.Δ*	57,400	1,139,964
Matthews International Corporation Class AΔ	4,600	200,606
Monro Muffler Brake, Inc.Δ	21,000	786,450
Movado Group, Inc.	14,200	479,108
MWI Veterinary Supply, Inc.Δ*	27,000	1,077,030
Navigant Consulting, Inc.Δ*	30,500	566,080
On Assignment, Inc.Δ*	84,100	901,552
Orient-Express Hotels, Ltd. Class A	24,600	1,313,640
Parlux Fragrance, Inc.Δ*	60,400	268,176
Perficient, Inc.Δ*	13,900	287,730
PetMed Express, Inc.Δ*	38,900	499,476
Physicians Formula Holdings, Inc.Δ*	32,800	515,780
Playtex Products, Inc.Δ*	65,600	971,536
Pool CorporationΔ	61,225	2,389,612
PriceSmart, Inc.Δ	19,200	474,816
Resources Connection, Inc.*	68,800	2,282,784
Rocky Brands, Inc.Δ*	26,100	483,372
Rush Enterprises, Inc. Class AΔ*	45,481	987,847
Ruth’s Chris Steak HouseΔ*	16,800	285,432
Schawk, Inc.Δ	12,800	256,256
Select Comfort CorporationΔ*	211,865	3,436,450
Shaw Communications, Inc. Class BΔ	12,900	542,316
Sonic CorporationΔ*	28,400	628,208
Source Interlink Cos., Inc.Δ*	26,700	132,966
Steiner Leisure, Ltd.Δ*	14,800	726,976

See Notes to Financial Statements.

110

	Shares	Value
Strayer Education, Inc.Δ	21,100	$2,779,081
Tech Data Corporation*	31,600	1,215,336
Tempur-Pedic International, Inc.Δ	20,330	526,547
THQ, Inc.*	60,500	1,846,460
Town Sports International Holdings, Inc.Δ*	37,500	724,500
True Religion Apparel, Inc.Δ*	40,470	822,755
United Natural Foods, Inc.Δ*	30,800	818,664
United Online, Inc.Δ	85,700	1,413,193
United Stationers, Inc.Δ*	21,700	1,446,088
Universal Electronics, Inc.*	46,385	1,684,703
USANA Health Sciences, Inc.Δ*	36,700	1,641,958
ValueClick, Inc.Δ*	16,320	480,787
VistaPrint, Ltd.Δ*	20,400	780,300
WESCO International, Inc.*	10,600	640,770
Westwood One, Inc.Δ	99,400	714,686
Zumiez, Inc.Δ*	15,100	570,478

		92,345,146

Consumer Staples — 1.1%
Chiquita Brands International, Inc.Δ	28,090	532,586
Herbalife, Ltd.	34,200	1,356,030
J & J Snack Foods Corporation	60,252	2,273,911
Nash Finch Co.Δ	26,200	1,296,900
Sanderson Farms, Inc.Δ	29,700	1,337,094
Spartan Stores, Inc.	14,800	487,068

		7,283,589

Financial Services — 19.0%
A.G. Edwards, Inc.	14,100	1,192,155
Advance America Cash Advance Centers, Inc.Δ	60,400	1,071,496
Advanta Corporation Class BΔ	33,600	1,046,304
Affiliated Managers Group, Inc.Δ*	3,370	433,921
Aircastle, Ltd.Δ	25,400	1,011,174
American Equity Investment Life Holding Co.Δ	49,100	593,128
American Financial Group, Inc.Δ	22,200	758,130
American Home Mortgage Investment Corporation REITΔ	26,120	480,086
American Physicians Capital, Inc.Δ*	11,700	473,850
AmeriCredit CorporationΔ*	22,800	605,340
Argonaut Group, Inc.	30,000	936,300
Assurant, Inc.	23,900	1,408,188
Assured Guaranty, Ltd.	38,900	1,149,884
Asta Funding, Inc.Δ	37,580	1,444,199
Authorize.Net Holdings, Inc.Δ*	99,700	1,783,633
AXIS Capital Holdings, Ltd.Δ	34,700	1,410,555
Banco Latinoamericano de Exportaciones SAΔ	53,400	1,003,920
BancorpSouth, Inc.Δ	66,200	1,619,252
Bank of Florida CorporationΔ*	32,500	564,850
BankUnited Financial Corporation Class AΔ	77,400	1,553,418
Brookline Bancorp, Inc.Δ	84,323	970,558
Center Financial CorporationΔ	13,200	223,344
Central Pacific Financial CorporationΔ	24,600	812,046
City National Corporation	22,600	1,719,634
Clayton Holdings, Inc.Δ*	49,600	564,944
Cohen & Steers, Inc.Δ	42,500	1,846,625
Colonial BancGroup, Inc.	75,900	1,895,223
Commerce Group, Inc.Δ	50,800	1,763,776
CompuCredit CorporationΔ*	23,200	812,464
Corus Bankshares, Inc.Δ	110,080	1,899,981
Credicorp, Ltd.	29,800	1,822,866
CVB Financial Corporation	—	2
Cybersource CorporationΔ*	56,076	676,277
Dollar Financial CorporationΔ*	7,500	213,750
Downey Financial CorporationΔ	23,420	1,545,252
East West Bancorp, Inc.Δ	33,400	1,298,592
Eaton Vance Corporation	21,500	949,870
Endurance Specialty Holdings, Ltd.Δ	43,300	1,733,732
Equifax, Inc.	17,144	761,536
Evercore Partners, Inc. Class AΔ	20,100	598,377
Everest Re Group, Ltd.	10,300	1,118,992
ExlService Holdings, Inc.Δ*	25,900	485,366
Fair Isaac & Co., Inc.	33,300	1,335,996
Federated Investors, Inc. Class B	30,700	1,176,731
First Acceptance CorporationΔ*	29,311	297,800
First Bancorp Puerto RicoΔ	23,800	261,562
First Cash Financial Services, Inc.Δ*	50,100	1,174,344
First Regional BancorpΔ*	18,900	480,816
FirstFed Financial CorporationΔ*	33,200	1,883,436
Franklin Bank CorporationΔ*	80,400	1,197,960
Fremont General CorporationΔ	61,690	663,784
GFI Group, Inc.Δ*	17,400	1,261,152
Global Payments, Inc.	92,800	3,679,520
H&E Equipment Services, Inc.Δ*	15,800	438,292
Hanmi Financial CorporationΔ	14,900	254,194
Hanover Insurance Group, Inc.	27,700	1,351,483
HCC Insurance Holdings, Inc.	82,135	2,744,130
Heartland Payment Systems, Inc.Δ	28,100	824,173
Hilb, Rogal & Hobbs Co.Δ	70,372	3,016,144
Huron Consulting Group, Inc.Δ*	31,916	2,330,187
Infinity Property & Casualty CorporationΔ	17,000	862,410
Investors Financial Services Corporation	38,400	2,368,128
IPC Holdings, Ltd.Δ	46,200	1,491,798
Jack Henry & Associates, Inc.	110,500	2,845,375
Jefferies Group, Inc.	35,200	949,696
Jones Lang LaSalle, Inc.	15,800	1,793,300

See Notes to Financial Statements.

111

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Kingsway Financial Services, Inc.Δ	20,000	$369,600
Markel Corporation*	2,735	1,325,272
Max Re Capital, Ltd.Δ	18,700	529,210
Mercantile Bank CorporationΔ	9,400	254,740
Meruelo Maddux Properties, Inc.Δ*	7,000	57,120
Midwest Banc Holdings, Inc.Δ	7,500	108,750
Montpelier Re Holdings, Ltd.Δ	36,900	684,126
National Financial Partners CorporationΔ	5,600	259,336
Ocwen Financial CorporationΔ*	53,200	709,156
Odyssey Re Holdings CorporationΔ	4,800	205,872
Ohio Casualty Corporation	35,471	1,536,249
optionsXpress Holdings, Inc.Δ	103,800	2,663,508
PartnerRe, Ltd.Δ	18,700	1,449,250
Platinum Underwriters Holdings, Ltd.Δ	40,300	1,400,425
PMI Group, Inc. (The)Δ	44,500	1,987,815
Portfolio Recovery Associates, Inc.Δ	26,400	1,584,528
Primus Guaranty, Ltd.Δ*	77,000	825,440
PrivateBancorp, Inc.Δ	67,361	1,939,997
Reinsurance Group of America, Inc.	27,800	1,674,672
RenaissanceRe Holdings, Ltd.	27,300	1,692,327
Resource Capital Corporation REITΔ	40,000	559,200
RLI CorporationΔ	21,300	1,191,735
Ryder System, Inc.Δ	17,500	941,500
Safeco Corporation	25,400	1,581,404
Safety Insurance Group, Inc.Δ	22,500	931,500
Smithtown Bancorp, Inc.Δ	3,200	81,184
Sotheby’s Holdings Class AΔ	12,700	584,454
SWS Group, Inc.Δ	31,400	678,868
Tower Group, Inc.	29,610	944,559
Triad Guaranty, Inc.Δ*	44,170	1,763,708
Waddell & Reed Financial, Inc. Class A	28,800	749,088
Williams Scotsman International, Inc.Δ*	109,945	2,617,790
Wright Express CorporationΔ*	51,500	1,764,905
Zenith National Insurance CorporationΔ	41,100	1,935,399

		116,518,088

Healthcare — 11.4%
Akorn, Inc.Δ*	32,070	224,169
Amedisys, Inc.Δ*	94,133	3,419,864
American Dental Partners, Inc.Δ*	28,900	750,533
Analogic Corporation	3,000	220,530
Animal Health International, Inc.Δ*	45,000	652,050
Apria Healthcare Group, Inc.Δ*	42,800	1,231,356
Arqule, Inc.Δ*	29,820	210,231
AtriCure, Inc.Δ*	45,600	388,968
BioMarin Pharmaceuticals, Inc.Δ*	83,200	1,492,608
Bio-Rad Laboratories, Inc. Class A*	15,400	1,163,778
Biovail CorporationΔ	32,100	815,982
Cardiome Pharma CorporationΔ*	20,600	189,726
Centene Corporation*	20,290	434,612
Chattem, Inc.Δ*	20,800	1,318,304
Coley Pharmaceutical Group, Inc.Δ*	11,561	41,851
Collagenex Pharmaceuticals, Inc.Δ*	6,500	80,600
Computer Programs & Systems, Inc.Δ	18,600	576,228
CONMED Corporation*	20,800	609,024
Cypress Bioscience, Inc.Δ*	17,700	234,702
Dade Behring Holdings, Inc.	14,800	786,176
Digene CorporationΔ*	20,500	1,231,025
DJO, Inc.Δ*	39,800	1,642,546
Emergency Medical Services LP Class AΔ*	3,300	129,129
Five Star Quality Care, Inc.+	2,086	—
Haemonetics Corporation*	24,000	1,262,640
Healthcare Services Group, Inc.Δ	21,600	637,200
HealthExtras, Inc.Δ*	96,100	2,842,638
Healthspring, Inc.*	4,200	80,052
Healthways, Inc.Δ*	14,100	667,917
HMS Holdings CorporationΔ*	27,800	532,092
Icon PLC ADR*	33,850	1,480,599
Idenix Pharmaceuticals, Inc.Δ*	30,800	181,720
Invacare CorporationΔ	64,200	1,176,786
Invitrogen Corporation*	22,100	1,629,875
King Pharmaceuticals, Inc.*	64,900	1,327,854
Kyphon, Inc.Δ*	41,700	2,007,855
LCA-Vision, Inc.Δ	93,310	4,409,831
LHC Group, Inc.Δ*	21,000	550,200
Lifecell CorporationΔ*	23,950	731,433
Magellan Health Services, Inc.*	42,000	1,951,740
Martek Biosciences CorporationΔ*	34,700	901,159
Matria Healthcare, Inc.Δ*	48,500	1,468,580
Medarex, Inc.Δ*	71,230	1,017,877
Medicines Co.Δ*	21,300	375,306
Mentor CorporationΔ	36,700	1,492,956
Meridian Bioscience, Inc.Δ	26,250	568,575
MGI Pharma, Inc.Δ*	21,590	482,968
Nektar TherapeuticsΔ*	48,720	462,353
Omnicell, Inc.*	38,200	793,796
Omrix Biopharmaceuticals, Inc.Δ*	6,500	204,490
Option Care, Inc.Δ	124,291	1,914,081
Orthofix International NVΔ*	7,100	319,287
PDL BioPharma, Inc.Δ*	22,400	521,920
Pediatrix Medical Group, Inc.*	31,500	1,737,225
Pharmion CorporationΔ*	58,800	1,702,260
Phase Forward, Inc.Δ*	25,800	434,214
PolyMedica CorporationΔ	28,505	1,164,429
Progenics Pharmaceuticals, Inc.Δ*	9,080	195,855

See Notes to Financial Statements.

112

	Shares	Value
Psychiatric Solutions, Inc.Δ*	39,900	$1,446,774
Respironics, Inc.*	43,800	1,865,442
Salix Pharmaceuticals, Ltd.Δ*	40,220	494,706
Stereotaxis, Inc.Δ*	64,200	838,452
Stericycle, Inc.Δ*	24,600	1,093,716
STERIS Corporation	26,600	813,960
SuperGen, Inc.Δ*	34,700	192,932
Symmetry Medical, Inc.Δ*	118,900	1,903,589
Syneron Medical, Ltd.Δ*	54,900	1,369,755
Techne CorporationΔ*	18,500	1,058,385
United Therapeutics CorporationΔ*	3,900	248,664
VCA Antech, Inc.*	56,200	2,118,178
Vital Images, Inc.Δ*	22,900	621,964
West Pharmaceutical Services, Inc.Δ	14,400	678,960

		69,817,232

Integrated Oils — 0.0%
Petrocorp, Inc. Escrow Shares+	500	—

Materials & Processing — 9.4%
Acuity Brands, Inc.	12,500	753,500
Albemarle Corporation	8,200	315,946
Apogee Enterprises, Inc.Δ	26,300	731,666
Ball Corporation	27,000	1,435,590
Barnes Group, Inc.Δ	9,200	291,456
Beacon Roofing Supply, Inc.Δ*	202,817	3,445,861
Brush Engineered Materials, Inc.*	31,500	1,322,685
Building Materials Holding CorporationΔ	12,600	178,794
Cal Dive International, Inc.Δ*	50,800	844,804
Carpenter Technology Corporation	21,200	2,762,572
Celanese Corporation Class A	26,300	1,019,914
Century Aluminum Co.Δ*	31,000	1,693,530
Ceradyne, Inc.Δ*	15,800	1,168,568
CF Industries Holdings, Inc.	17,600	1,054,064
ChipMOS TECHNOLOGIES Bermuda, Ltd.Δ*	700	5,033
Clarcor, Inc.Δ	48,000	1,796,640
Claymont Steel, Inc.Δ*	19,600	419,244
Cleveland-Cliffs, Inc.Δ	22,100	1,716,507
Commercial Metals Co.	44,672	1,508,574
Corn Products International, Inc.	18,600	845,370
Dynamic Materials CorporationΔ	16,800	630,000
Eagle Materials, Inc.Δ	28,000	1,373,400
Energizer Holdings, Inc.*	10,100	1,005,960
EnerSys, Inc.*	1,900	34,770
Foster Wheeler, Ltd.*	8,900	952,211
GrafTech International, Ltd.*	52,500	884,100
Granite Construction, Inc.	13,100	840,758
Harsco Corporation	29,300	1,523,600
Haynes International, Inc.*	11,400	962,502
Hexcel CorporationΔ*	36,172	762,144
Innerworkings, Inc.Δ*	56,800	909,936
Interline Brands, Inc.*	15,700	409,456
Lennox International, Inc.	24,500	838,635
Lundin Mining CorporationΔ*	54,040	656,046
Methanex CorporationΔ	60,200	1,513,428
Mobile Mini, Inc.Δ*	58,500	1,708,200
Nova Chemicals CorporationΔ	43,000	1,529,510
NuCO2, Inc.Δ*	28,200	723,894
PolyOne Corporation*	80,200	576,638
Quintana Maritime, Ltd.	15,470	244,735
RBC Bearings, Inc.Δ*	33,700	1,390,125
Reliance Steel & Aluminum Co.Δ	33,400	1,879,084
RTI International Metals, Inc.*	13,800	1,040,106
Schnitzer Steel Industries, Inc. Class AΔ	40,000	1,917,600
Senomyx, Inc.Δ*	54,700	738,450
Spartech CorporationΔ	26,300	698,265
Steel Dynamics, Inc.Δ	53,520	2,243,023
Timken Co.	44,000	1,588,840
Tredegar CorporationΔ	34,100	726,330
UAP Holding Corporation	35,900	1,082,026
Universal Stainless & AlloyΔ*	15,300	539,019
US Concrete, Inc.Δ*	23,700	205,953
Watsco, Inc.Δ	41,600	2,263,040

		57,702,102

Other — 0.7%
Hillenbrand Industries, Inc.	21,400	1,391,000
Lancaster Colony CorporationΔ	27,100	1,135,219
Ritchie Bros. Auctioneers, Inc.Δ	25,600	1,603,072
SPX Corporation	8,600	755,166

		4,884,457

Other Energy — 4.6%
Alon USA Energy, Inc.Δ	18,200	800,982
Arena Resources, Inc.Δ*	31,000	1,801,410
ATP Oil & Gas CorporationΔ*	8,500	413,440
Berry Petroleum Co.Δ	27,700	1,043,736
Bill Barrett CorporationΔ*	9,700	357,251
CARBO Ceramics, Inc.Δ	20,400	893,724
Compton Petroleum CorporationΔ*	44,900	446,755
Comstock Resources, Inc.*	46,000	1,378,620
Core Laboratories NVΔ*	8,800	894,872
Dawson Geophysical Co.*	5,000	307,300
Denbury Resources, Inc.*	42,500	1,593,750
Edge Petroleum CorporationΔ*	22,300	312,423
EnerNOC, Inc.Δ*	9,200	350,796
EXCO Resources, Inc.Δ*	139,200	2,427,648
Foundation Coal Holdings, Inc.	5,900	239,776
Frontier Oil CorporationΔ	28,300	1,238,691
Global Industries, Ltd.*	32,100	860,922
Hercules Offshore, Inc.Δ*	19,550	633,029
Holly Corporation	19,600	1,454,124
NATCO Group, Inc. Class A*	16,300	750,452
Parallel Petroleum CorporationΔ*	38,500	843,150
Parker Drilling Co.*	128,100	1,350,174
Patterson-UTI Energy, Inc.Δ	39,700	1,040,537

See Notes to Financial Statements.

113

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Petroquest Energy, Inc.Δ*	53,500	$777,890
Quicksilver Resources, Inc.Δ*	26,200	1,167,996
T-3 Energy Services, Inc.Δ*	18,600	622,170
TODCO Class A*	15,900	750,639
Unit Corporation*	4,900	308,259
Universal Compression Holdings, Inc.Δ*	29,600	2,145,112
W-H Energy Services, Inc.*	12,200	755,302

		27,960,930

Producer Durables — 7.2%
Actuant Corporation Class AΔ	59,534	3,754,214
Alliant Techsystems, Inc.Δ*	15,300	1,516,995
Altra Holdings, Inc.Δ*	26,900	464,832
Arris Group, Inc.Δ*	31,900	561,121
Beazer Homes USA, Inc.Δ	6,900	170,223
Bucyrus International, Inc. Class AΔ	32,500	2,300,350
Cognex CorporationΔ	40,200	904,902
Color Kinetics, Inc.Δ*	15,200	507,832
Columbus McKinnon Corporation*	16,830	541,926
Covanta Holding CorporationΔ*	17,800	438,770
Curtiss-Wright CorporationΔ	39,600	1,845,756
Cymer, Inc.*	9,800	393,960
Dionex CorporationΔ*	15,000	1,064,850
EnPro Industries, Inc.Δ*	49,400	2,113,826
Esterline Technologies Corporation*	10,300	497,593
Faro Technologies, Inc.Δ*	26,900	857,034
Flow International CorporationΔ*	47,400	597,240
Gardner Denver, Inc.Δ*	50,700	2,157,285
Genlyte Group, Inc.*	22,176	1,741,703
Gerdau Ameristeel CorporationΔ	92,000	1,345,960
Graco, Inc.Δ	53,100	2,138,868
Headwaters, Inc.Δ*	89,500	1,545,665
Heico CorporationΔ	20,100	845,808
Heico Corporation Class A	9,600	337,440
InterDigital Communications CorporationΔ*	34,100	1,096,997
Knoll, Inc.Δ	32,200	721,280
Ladish Co., Inc.Δ*	7,600	326,800
Lindsay CorporationΔ	12,100	535,909
Measurement Specialties, Inc.Δ*	88,400	2,093,312
Meritage Homes CorporationΔ*	17,900	478,825
MKS Instruments, Inc.Δ*	15,900	440,430
MTC Technologies, Inc.Δ*	22,800	559,968
NVR, Inc.*	2,200	1,495,450
Orbital Sciences Corporation*	74,200	1,558,942
Regal-Beloit CorporationΔ	11,500	535,210
Rudolph Technologies, Inc.Δ*	26,100	433,521
SBA Communications Corporation Class A*	27,500	923,725
Smith & Wesson Holding CorporationΔ*	50,200	840,850
Tektronix, Inc.	21,100	711,914
Tennant Co.Δ	14,300	521,950
TOUSA, Inc.Δ	51,900	217,461
Varian Semiconductor Equipment Associates, Inc.*	14,025	561,842
X-Rite, Inc.Δ	83,755	1,237,061

		43,935,600

Technology — 12.1%
ADTRAN, Inc.	28,200	732,354
Advanced Analogic Technologies, Inc.Δ*	67,600	655,720
Alvarion, Ltd.Δ*	82,300	767,859
American Reprographics Co.Δ*	85,900	2,644,861
American Science & Engineering, Inc.Δ*	4,700	267,195
ANADIGICS, Inc.Δ*	82,900	1,143,191
Ansys, Inc.Δ*	16,800	445,200
Applied Micro Circuits Corporation*	177,200	443,000
Atheros Communications, Inc.Δ*	8,900	274,476
Avnet, Inc.*	22,600	895,864
Blue Coat Systems, Inc.Δ*	5,900	292,168
Bottomline Technologies, Inc.Δ*	21,500	265,525
CACI International, Inc. Class AΔ*	11,957	584,099
Cbeyond, Inc.Δ*	18,600	716,286
CDC Corporation Class AΔ*	42,390	356,500
Cogent Communications Group, Inc.Δ*	35,000	1,045,450
Coherent, Inc.Δ*	8,800	268,488
CommVault Systems, Inc.Δ*	19,800	341,946
Compuware Corporation*	109,300	1,296,298
Comtech TelecommunicationsΔ*	30,450	1,413,489
CPI International, Inc.Δ*	45,000	892,350
Cree, Inc.Δ*	15,200	392,920
DealerTrack Holdings, Inc.*	67,300	2,479,332
Epicor Software CorporationΔ*	130,100	1,934,587
Equinix, Inc.Δ*	26,150	2,391,940
F5 Networks, Inc.*	10,700	862,420
FLIR Systems, Inc.Δ*	6,000	277,500
FormFactor, Inc.*	27,700	1,060,910
Foundry Networks, Inc.*	60,600	1,009,596
Imergent, Inc.Δ	55,900	1,367,314
Informatica Corporation*	56,000	827,120
Ingram Micro, Inc. Class A*	96,100	2,086,331
j2 Global Communications, Inc.*	31,000	1,081,900
Komag, Inc.Δ*	56,700	1,808,163
Lionbridge Technologies, Inc.Δ*	129,700	763,933
Macrovision Corporation*	9,100	273,546
Micros Systems, Inc.*	20,900	1,136,960
MicroStrategy, Inc. Class A*	2,300	217,327
Neoware, Inc.Δ*	27,000	365,580
Ness Technologies, Inc.*	23,600	307,036
NETGEAR, Inc.Δ*	10,800	391,500
Novatel Wireless, Inc.Δ*	61,800	1,608,036
Nuance Communications, Inc.Δ*	69,370	1,160,560
Omniture, Inc.Δ*	41,900	960,348
Openwave Systems, Inc.Δ	23,800	148,988
Parametric Technology Corporation*	19,400	419,234

See Notes to Financial Statements.

114

	Shares	Value
PDF Solutions, Inc.Δ*	62,600	$740,558
PerkinElmer, Inc.	71,600	1,865,896
Power Intergrations, Inc.Δ*	70,800	1,854,960
PROS Holdings, Inc.*	21,000	275,100
Radisys CorporationΔ*	83,477	1,035,115
RADVision, Ltd.Δ*	36,300	763,389
RF Micro Devices, Inc.Δ*	58,900	367,536
Scansource, Inc.Δ*	69,700	2,229,703
Secure Computing CorporationΔ*	25,700	195,063
Semtech CorporationΔ*	66,200	1,147,246
SI International, Inc.Δ*	30,000	990,600
Sierra Wireless, Inc.*	14,300	355,927
Silicon Motion Technology Corporation ADRΔ*	81,800	2,031,094
Sirf Technology Holdings, Inc.Δ*	36,700	761,158
SkillSoft PLC ADRΔ*	47,900	444,991
Smart Modular Technologies WWH, Inc.Δ*	27,200	374,272
Solera Holdings, Inc.*	108,900	2,110,482
SRA International, Inc. Class AΔ*	28,600	722,436
Stratasys, Inc.Δ*	32,596	1,531,360
Switch & Data Facilities Co., Inc.Δ*	21,300	408,747
Synaptics, Inc.Δ*	28,400	1,016,436
Synnex CorporationΔ*	34,500	711,045
Taleo Corporation Class A*	15,000	337,950
TekelecΔ*	19,800	285,516
Tessera Technologies, Inc.Δ*	19,500	790,725
Trident Microsystems, Inc.*	23,050	422,968
Ultimate Software Group, Inc.Δ*	58,301	1,686,648
Vasco Data Security InternationalΔ*	14,400	327,744
VeriFone Holdings, Inc.Δ*	47,800	1,684,950
Viasat, Inc.Δ*	30,100	966,210
Vishay Intertechnology, Inc.*	100,000	1,582,000
Volterra Semiconductor CorporationΔ*	40,900	580,780
Websense, Inc.*	89,702	1,906,168
Zebra Technologies Corporation*	18,700	724,438

		74,304,611

Utilities — 3.6%
Alliant Energy Corporation	49,800	1,934,730
CenturyTel, Inc.	25,000	1,226,250
El Paso Electric Co.Δ*	44,000	1,080,640
Empire District Electric Co.Δ	10,780	241,149
Energen Corporation	40,200	2,208,588
Energy East Corporation	76,900	2,006,321
General Communication, Inc. Class AΔ*	42,700	546,987
MDU Resources Group, Inc.	31,650	887,466
NeuStar, Inc. Class A*	10,900	315,773
NiSource, Inc.	51,200	1,060,352
NTELOS Holdings Corporation	42,100	1,163,644
Oneok, Inc.	38,700	1,950,867
Orbcomm, Inc.Δ*	27,900	457,839
Pepco Holdings, Inc.	39,600	1,116,720
Pinnacle West Capital CorporationΔ	24,900	992,265
Premiere Global Services, Inc.*	92,900	1,209,558
Telephone & Data Systems, Inc.	8,000	500,560
Unisource Energy CorporationΔ	8,250	271,342
Westar Energy, Inc.Δ	30,500	740,540
Wisconsin Energy Corporation	48,800	2,158,424

		22,070,015

Total Common Stocks (Cost $453,108,641)		536,285,898

FOREIGN COMMON STOCKS — 0.7%
Bahamas — 0.2%
Ultrapetrol Bahamas, Ltd.*	34,800	824,760

Bermuda — 0.0%
CastlePoint Holdings, Ltd.	10,080	148,075

Canada — 0.0%
InterOil CorporationΔ*	7,800	147,732

Greece — 0.1%
Navios Maritime Holdings, Inc.	36,300	438,504

Hong Kong — 0.1%
KHD Humboldt Wedag International, Ltd.Δ*	8,900	547,350
Seaspan CorporationΔ	10,300	331,454

		878,804

Israel — 0.3%
Check Point Software Technologies, Ltd.*	66,500	1,516,865
Mellanox Technologies, Ltd.Δ*	14,100	292,152

		1,809,017

Total Foreign Common Stocks (Cost $4,148,757)		4,246,892

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000Δ
(Cost $309,242)	4,350	360,789

MONEY MARKET FUNDS — 51.9%
GuideStone Funds Money Market Fund (GS4 Class) ¥	51,493,311	51,493,311
Northern Institutional Liquid Assets Portfolio§	266,829,890	266,829,890

Total Money Market Funds (Cost $318,323,201)		318,323,201

	Par
AGENCY OBLIGATION — 0.0%
Federal National Mortgage Association
5.00%, 03/17/08‡‡
(Cost $28,917)	$30,000	28,922

ASSET-BACKED SECURITIES — 0.3%
Bear Stearns Asset Backed Securities Trust
5.77%, 10/27/32†	38,587	38,727
5.77%, 12/25/33†	411,202	413,100

See Notes to Financial Statements.

115

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
EMC Mortgage Loan Trust
5.97%, 02/25/41 144A	$111,061	$111,061
Lehman XS Trust
5.62%, 11/25/35†	401,866	402,660
MASTR Specialized Loan Trust
5.67%, 05/25/37 144A†	400,000	400,580
Option One Mortgage Loan Trust
6.12%, 11/25/32†	44,425	44,479
Renaissance Home Equity Loan Trust
5.75%, 06/25/33†	30,219	30,256
Securitized Asset-Backed Receivables LLC Trust
5.55%, 02/25/37†	387,254	387,382
Wachovia Asset Securitization, Inc.
5.69%, 09/27/32†	135,242	135,555
5.75%, 12/25/32†	77,173	77,248
5.61%, 03/25/33†	90,464	90,535

Total Asset-Backed Securities (Cost $2,130,119)		2,131,583

CORPORATE BONDS — 1.0%
Anadarko Petroleum Corporation
6.45%, 09/15/36	230,000	221,929
Bank of America Corporation
5.38%, 08/15/11	160,000	159,446
Cardinal Health, Inc.
5.85%, 12/15/17Δ	60,000	58,378
Citigroup, Inc.
4.13%, 02/22/10	290,000	281,495
Comcast Corporation
6.50%, 01/15/17	350,000	357,966
Community Health Systems, Inc.
8.88%, 07/15/15 144A	30,000	30,563
ConocoPhillips Holding Co.
6.95%, 04/15/29	200,000	218,907
Dominion Resources, Inc.
5.70%, 09/17/12	120,000	120,229
Duke Energy Corporation
5.63%, 11/30/12	160,000	160,138
Dynegy Holdings, Inc.
7.75%, 06/01/19 144A	20,000	18,700
Ford Motor Credit Co.
7.38%, 10/28/09	550,000	546,246
General Electric Capital Corporation
4.13%, 09/01/09	290,000	283,123
GMAC LLC
6.63%, 05/15/12	550,000	531,666
Goldman Sachs Group LP
4.50%, 06/15/10	100,000	97,565
Hertz Corporation
8.88%, 01/01/14	10,000	10,475
HSBC Finance Corporation
4.63%, 09/15/10	290,000	282,223
Idearc, Inc.
8.00%, 11/15/16	30,000	30,450
JPMorgan Chase & Co.
6.13%, 06/27/17Δ	250,000	252,410
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	100,000	98,038
Lehman Brothers Holdings, Inc.
5.50%, 04/04/16	120,000	116,508
MetLife, Inc.
6.40%, 12/15/36	100,000	92,928
Morgan Stanley
5.63%, 01/09/12	160,000	159,812
NRG Energy, Inc.
7.38%, 02/01/16	30,000	30,150
Pacific Gas & Electric Co.
6.05%, 03/01/34	80,000	77,747
Pemex Project Funding Master Trust
6.63%, 06/15/35	90,000	91,463
Residential Capital LLC
6.00%, 02/22/11	260,000	251,787
Sprint Nextel Corporation
6.00%, 12/01/16	110,000	104,535
SunTrust Capital VIII
6.10%, 12/15/36†	100,000	91,873
Time Warner, Inc.
5.88%, 11/15/16	100,000	97,432
6.50%, 11/15/36	100,000	95,248
Travelers Cos., Inc. (The)
6.25%, 03/15/37†	100,000	96,266
TXU Electric Delivery Co.
6.38%, 01/15/15	50,000	50,789
Verizon Global Funding Corporation
7.38%, 09/01/12	100,000	107,820
Wachovia Corporation
5.63%, 10/15/16	270,000	262,979
Wells Fargo & Co.
5.30%, 08/26/11	240,000	238,260
Weyerhaeuser Co.
6.75%, 03/15/12	80,000	82,855
Windstream Corporation
8.63%, 08/01/16	20,000	21,250
Wyeth
5.95%, 04/01/37	60,000	57,535
XTO Energy, Inc.
7.50%, 04/15/12	110,000	118,380

Total Corporate Bonds (Cost $ 5,981,501)		6,005,564

FOREIGN BONDS — 0.3%
Brazil — 0.0%
Federative Republic of Brazil
11.00%, 08/17/40	103,000	135,213
Petrobras International Finance Co.
6.13%, 10/06/16	80,000	78,800

		214,013

Canada — 0.0%
OPTI Canada, Inc.
7.88%, 12/15/14 144A	40,000	40,200

Cayman Islands — 0.1%
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144A†	60,000	61,443
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†	100,000	97,392

See Notes to Financial Statements.

116

	Par	Value
Vale Overseas, Ltd.
6.88%, 11/21/36	$100,000	$100,769

		259,604

India — 0.0%
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†	110,000	104,713

Italy — 0.0%
Telecom Italia Capital SA
5.25%, 10/01/15	60,000	55,883

Japan — 0.0%
Aiful Corporation
6.00%, 12/12/11 144A	100,000	99,650

Luxembourg — 0.1%
FMC Finance III SA
6.88%, 07/15/17 144A	40,000	39,200
Gaz Capital for Gazprom
6.21%, 11/22/16 144A	110,000	107,415
RSHB Capital SA for OJSC
Russian Agricultural Bank
6.30%, 05/15/17 144A	110,000	107,943
TNK-BP Finance SA
6.63%, 03/20/17 144A	100,000	97,130

		351,688

Mexico — 0.0%
United Mexican States
6.75%, 09/27/34	100,000	106,900

Netherlands — 0.1%
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75,000	73,287
Intergas Finance BV
6.38%, 05/14/17 144A	110,000	105,325
Royal KPN NV
8.00%, 10/01/10	110,000	117,814
TuranAlem Finance BV
8.25%, 01/22/37 144A	210,000	202,650

		499,076

Russia — 0.0%
Russian Federation
7.50%, 03/31/30 STEP	99,500	109,540

Total Foreign Bonds (Cost $1,839,829)		1,841,267

MORTGAGE-BACKED SECURITIES — 4.7%
American Home Mortgage Investment Trust
1.00%, 07/25/37†	400,000	399,828
5.67%, 04/25/44	53,019	53,082
5.61%, 11/25/45†	348,501	349,234
Bear Stearns Adjustable Rate Mortgage Trust
4.19%, 02/25/35†	288,778	286,636
5.08%, 08/25/35†	424,389	424,522
Bear Stearns Mortgage Funding Trust
5.53%, 12/25/36†	295,535	296,266
Countrywide Alternative Loan Trust
5.56%, 07/25/35†	289,881	290,267
5.58%, 07/25/35†	408,471	409,078
5.51%, 09/25/46†	402,638	402,200
Federal Home Loan Mortgage Corporation
5.74%, 03/01/37†	431,453	432,000
Federal National Mortgage Association
5.50%, 07/01/22 TBA	1,400,000	1,379,000
5.00%, 08/01/22 TBA	1,200,000	1,157,437
5.00%, 07/01/37 TBA	3,000,000	2,810,625
5.50%, 07/01/37 TBA	4,000,000	3,857,500
6.00%, 07/01/37 TBA	4,500,000	4,450,779
5.00%, 08/01/37 TBA	3,000,000	2,809,686
6.50%, 08/01/37 TBA	1,500,000	1,512,657
First Horizon Alternative Mortgage Securities
5.92%, 02/25/36†	241,711	242,601
GMAC Commercial Mortgage Securities, Inc.
5.24%, 11/10/45†	100,000	96,027
Government National Mortgage Association
6.00%, 07/01/37 TBA	1,000,000	994,688
Greenpoint Mortgage Funding Trust
5.58%, 10/25/45†	136,488	136,643
Impac CMB Trust
6.12%, 03/25/33†	43,030	43,052
Lehman XS Trust
5.62%, 12/25/35†	200,418	200,682
5.44%, 06/25/37†	395,422	395,237
5.58%, 02/25/46†	383,924	384,981
5.39%, 08/25/46†	386,522	386,289
MASTR Adjustable Rate Mortgages Trust
3.79%, 11/21/34†	200,000	196,070
5.78%, 12/25/46†	363,152	362,300
Merrill Lynch Mortgage Investors, Inc.
4.49%, 02/25/35†	371,422	364,528
Residential Accredit Loans, Inc.
0.06%, 12/26/34	393,402	392,652
5.72%, 10/25/45†	234,361	234,980
Structured Adjustable Rate Mortgage Loan Trust
4.99%, 11/25/34†	218,209	217,682
Structured Asset Mortgage Investments, Inc.
5.53%, 08/25/36†	359,433	359,134
Terwin Mortgage Trust
5.40%, 10/25/37†	415,152	415,141
Thornburg Mortgage Securities Trust
5.55%, 12/25/35†	357,600	357,909
Washington Mutual Mortgage Pass-Through Certificates
5.87%, 05/25/47†	400,000	400,000
5.87%, 05/25/47†	400,000	399,500
Washington Mutual, Inc.
0.06%, 11/25/36	336,337	335,384
Wells Fargo Mortgage-Backed Securities Trust
5.72%, 05/25/33†	380,742	383,286
3.54%, 09/25/34†	400,000	387,381

Total Mortgage-Backed Securities (Cost $28,956,763)		29,006,944

See Notes to Financial Statements.

117

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Bills
4.71%, 08/09/07‡‡	$50,000	$49,753
4.74%, 08/09/07‡‡	50,000	49,753
4.75%, 08/09/07‡‡	60,000	59,704
4.85%, 08/09/07‡‡	125,000	124,382
4.86%, 08/09/07‡‡	60,000	59,703
4.88%, 08/09/07	10,000	9,951
4.95%, 08/09/07‡‡	875,000	870,674
U.S. Treasury Inflationary Index Bonds
2.50%, 07/15/16	330,000	333,924
2.38%, 01/15/17Δ	320,000	320,169
2.38%, 01/15/27Δ	900,000	885,711
U.S. Treasury Notes
5.00%, 06/30/12	10,000,000	9,976,570
4.75%, 02/15/37Δ	3,000,000	2,829,612

Total U.S. Treasury Obligations (Cost $15,494,319)		15,569,906

TOTAL INVESTMENTS — 149.0% (Cost $830,321,289)		913,800,966

Liabilities in Excess of Other Assets — (49.0)%		(300,430,690)

Net Assets — 100.0%		$613,370,276

PORTFOLIO SUMMARY (based on net assets)

	%
Money Market Funds	51.9
Financial Services	18.9
Consumer Discretionary	15.3
Technology	12.4
Healthcare	11.4
Futures Contracts	11.1
Materials & Processing	9.5
Producer Durables	7.3
Mortgage-Backed Securities	4.7
Other Energy	4.6
Utilities	3.6
Auto & Transportation	3.4
U.S. Treasury Obligations	2.5
Corporate Bonds	1.0
Consumer Staples	1.0
Other	0.8
Asset-Backed Securities	0.3
Foreign Bonds	0.3
Exchange Traded Fund	0.1
Integrated Oils	0.0	**
Agency Obligations	0.0	**

	160.1

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

118

International Equity Fund

Average Annual Total Returns as of 06/30/07

	GS2 Class*	GS4 Class*	GS6 Class*	Benchmark**
Six Months	10.76%	10.63%	10.46%	12.25%
One Year	27.16%	26.92%	26.54%	29.62%
Five Year	17.68%	17.46%	17.18%	19.45%
Since Inception	14.41%	14.22%	13.77%	15.01%
Inception Date	08/27/01	08/27/01	08/27/01	08/27/01

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the MSCI ACWI® Ex-U.S.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**

The MSCI ACWI® Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Foreign securities may involve additional risks, social and political instability, reduced market liquidity and currency volatility.

119

International Equity Fund
SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 94.3%
Argentina — 0.0%
Banco Macro SA ADRΔ	16,400	$539,068

Australia — 4.3%
Amcor, Ltd.Δ	785,696	4,975,876
Asciano GroupΔ*	40,435	347,265
BHP Billiton, Ltd.Δ	236,246	7,016,153
BlueScope Steel, Ltd.Δ	285,977	2,506,952
Brambles, Ltd.*	129,152	1,333,653
Coca-Cola Amatil, Ltd.Δ	659,905	5,337,332
Commonwealth Bank of Australia	29,496	1,381,624
Equinox Minerals, Ltd.*	96,300	310,077
Insurance Australia Group, Ltd.Δ	136,670	660,454
Lend Lease Corporation, Ltd.	414,209	6,510,640
Macquarie Bank, Ltd.Δ	18,341	1,321,711
National Australia Bank, Ltd.	252,743	8,789,602
QBE Insurance Group, Ltd.	50,311	1,330,798
Telstra Corporation, Ltd.	3,233,934	11,916,345
Toll Holdings, Ltd.Δ	40,435	496,730
Wesfarmers, Ltd.Δ	100,726	3,905,146
Woodside Petroleum, Ltd.	340,257	13,197,528

		71,337,886

Austria — 0.1%
OMV AGΔ	6,900	462,179
Raiffeisen International Bank Holding AGΔ	6,000	955,810
Telekom Austria AG	21,700	543,344
Wienerberger AG	6,600	488,624

		2,449,957

Bahrain — 0.0%
Investcorp Bank BSC GDR*	13,739	350,344

Belgium — 1.2%
Colruyt SA	40,100	8,411,855
Delhaize Group	32,424	3,196,980
Fortis	159,184	6,793,086
Mobistar SA	16,000	1,368,613
UCB SA	13,294	788,985

		20,559,519

Brazil — 1.4%
All America Latina Logistica SA	28,600	389,340
Aracruz Celulose SA ADR Δ	2,800	185,472
Banco do Brasil SA	153,300	2,205,327
Banco Itau Holding Financeira SA ADR Δ	29,700	1,319,868
BR Malls Participacoes SA*	16,600	215,998
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA*	42,000	269,985
Centrais Eletricas Brasileiras SA	13,535,400	405,571
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADRΔ	31,700	1,225,205
Companhia de Concessoes Rodoviarias	19,200	356,628
Companhia Energetica de Minas Gerais ADRΔ	29,600	624,560
Companhia Vale do Rio Doce ADRΔ	186,100	7,015,970
CPFL Energia SA ADRΔ	2,200	133,606
Gafisa SA ADRΔ*	16,800	524,160
Gerdau SA ADRΔ	9,100	234,052
Investimentos Itau SA	5,411	33,661
JHSF Participacoes SA*	14,400	83,981
Localiza Rent A Car SA	20,600	232,377
Lojas Renner SA	36,200	671,830
NET Servicos de Comunicacao SA ADRΔ	1,000	16,530
Petroleo Brasileiro SA ADRΔ	29,800	3,179,064
Positivo Informatica SA	5,500	116,330
Tegma Gestao Logistica SA*	14,300	192,742
Tele Norte Leste Participacoes SA ADRΔ	95,400	1,809,738
Terna Participacoes SA	35,600	509,362
Tim Participacoes SA ADRΔ	11,700	403,299
Totvs SA	6,200	201,813
Usinas Siderurgicas de Minas Gerais SA	7,800	513,935
Votorantim Celulose e Papel SA ADRΔ	6,800	154,836

		23,225,240

Canada — 3.2%
Alcan, Inc.	28,500	2,324,947
Bank of Nova ScotiaΔ	28,400	1,383,409
Barrick Gold Corporation	210,900	6,132,405
Cameco Corporation	70,200	3,558,601
Canadian Imperial Bank of CommerceΔ	5,500	495,607
Canadian Natural Resources, Ltd. Δ	42,800	2,843,824
EnCana Corporation	19,100	1,174,778
Falcon Oil & Gas, Ltd.*	265,400	353,784
First Quantum Minerals, Ltd.	26,700	2,278,367
Manulife Financil CorporationΔ	20,400	762,953
Methanex Corporation	28,600	709,865
Potash Corporation of Saskatchewan	67,500	5,277,071
Research In Motion, Ltd.*	11,100	2,234,067
Rogers Communications, Inc. Class BΔ	91,300	3,892,838
Royal Bank of CanadaΔ	13,200	701,604
Shaw Communications, Inc. Class B	19,100	807,211
Shoppers Drug Mart CorporationΔ	15,000	694,767
Suncor Energy, Inc.	94,700	8,530,779
Talisman Energy, Inc.	137,100	2,651,265
Teck Cominco, Ltd. Class B	88,700	3,763,661
TELUS Corporation	7,400	442,993
Toronto-Dominion Bank	6,800	465,100
TransCanada CorporationΔ	37,600	1,293,278
Yellow Pages Income Fund	124,700	1,627,158

		54,400,332

Chile — 0.2%
Banco de Credito e Inversiones	23,100	759,710
Banco Santander Chile SA ADR	9,500	470,630
Centros Comerciales Sudamericanos SA	83,438	345,583
Embotelladora Andina SA ADR Class A	20,000	382,600
Embotelladora Andina SA ADR Class B	36,500	747,885
Empresas CMPC SA	7,600	280,921
See Notes to Financial Statements.

120

	Shares	Value
Enersis SA ADRΔ	21,900	$439,095

		3,426,424

China — 0.6%
AAC Acoustic Technology Holdings, Inc. Δ*	336,000	378,576
China Construction Bank Class H 144AΔ	1,778,000	1,223,353
China Life Insurance Co., Ltd. Class H Δ	191,000	686,400
China Medical Technologies, Inc. ADRΔ*	7,900	251,378
China Shenhua Energy Co., Ltd. Class H	748,500	2,613,317
China Yurun Food Group, Ltd.	1,431,000	1,599,517
Great Wall Motor Co., Ltd.	515,000	748,209
Industrial & Commercial Bank of China Class HΔ	2,485,000	1,379,284
Simcere Pharmaceutical Group ADR*	27,000	380,970

		9,261,004

Colombia — 0.1%
BanColombia SA	76,200	593,260
BanColombia SA ADRΔ	12,900	423,507

		1,016,767

Czech Republic — 0.0%
CEZ AS	11,219	578,702

Denmark — 0.4%
H Lundbeck A/SΔ	78,000	1,986,032
Novo-Nordisk AS Class B	41,900	4,572,239

		6,558,271

Egypt — 0.4%
El Sewedy Cables Holding Co.*	21,230	305,108
MobiNil - Egyptian Mobile Services	34,645	1,094,399
National Societe General Bank*	5,979	39,902
Orascom Construction Industries	59,414	3,887,768
Orascom Construction Industries GDR 144A	3,863	505,552
Orascom Telecom Holding SAE	34,630	442,084
Orascom Telecom Holding SAE GDRΔ	4,867	310,659

		6,585,472

Estonia — 0.0%
Tallink Group, Ltd.*	441,460	860,394

Finland — 1.5%
Elisa OYJ	65,500	1,792,529
Metso CorporationΔ	10,878	645,157
Neste Oil OYJΔ	75,922	2,993,311
Nokia OYJ	476,900	13,432,075
Stora Enso OYJ Class RΔ	32,300	611,158
UPM-Kymmene OYJ	219,713	5,441,900

		24,916,130

France — 9.1%
Accor SAΔ	11,900	1,058,494
Air France-KLM	16,400	767,783
Air Liquide SA	12,580	1,659,058
ALSTOM	9,140	1,536,673
AXA SA	107,700	4,666,004
BNP Paribas SA	74,000	8,849,753
Bouygues SA	58,887	4,956,598
Cap Gemini SA	25,572	1,881,775
Carrefour SA	85,930	6,064,005
Casino Guichard Perrachon SAΔ	24,300	2,466,671
Compagnie de Saint-GobainΔ	97,286	10,977,511
Compagnie Generale de Geophysique—VeritasΔ*	6,325	1,591,758
Dassault Systemes SA Δ	11,100	702,492
Electricite de France	5,600	608,470
France Telecom SA	169,293	4,674,260
Groupe Danone	27,800	2,258,315
Lafarge SA	47,512	8,706,943
L’Oreal SA	76,500	9,090,749
PagesJaunes Groupe SA	17,972	378,729
Peugeot SA	13,300	1,076,097
Renault SA	60,206	9,713,957
Safran SA	25,800	663,114
Sanofi-Aventis Δ	111,367	9,058,884
Schneider Electric SA	40,033	5,642,060
Societe BIC SAΔ	14,600	1,078,130
Societe Generale Class A	61,454	11,439,086
Societe Television Francaise 1Δ	166,400	5,781,266
Total SA	304,981	24,874,000
Valeo SAΔ	57,100	3,076,607
Veolia Environnement SAΔ	25,515	2,003,973
Vivendi SA	117,295	5,065,823

		152,369,038

Germany — 5.2%
Allianz AG	30,600	7,189,354
BASF AG	64,069	8,432,117
Bayer AG	77,071	5,851,909
Bayerische Motoren Werke AGΔ	67,605	4,392,930
Beiersdorf AGΔ	24,209	1,731,344
Commerzbank AG	27,200	1,306,528
Continental AGΔ	27,000	3,816,580
DaimlerChrysler AG	36,500	3,388,421
Deutsche Bank AG	28,561	4,167,505
Deutsche Telekom AG	286,931	5,316,486
E.ON AG	34,097	5,735,827
Hannover Rueckversicherung AGΔ	62,800	3,055,641
Heidelberger Druckmaschinen AGΔ	49,800	2,421,755
Infineon Technologies AG*	39,200	653,112
MAN AG	23,218	3,354,881
Merck KGaA	19,747	2,727,457
Metro AG	9,900	823,783
RWE AG	80,178	8,571,781
SAP AG	26,600	1,370,592
Siemens AG	51,250	7,392,180
ThyssenKrupp AG	35,586	2,125,479
Wacker Chemie AGΔ	11,350	2,688,299

		86,513,961

Greece — 0.2%
Public Power Corporation	102,000	2,885,295

Hong Kong — 3.7%
Bank of East Asia, Ltd. Δ	224,600	1,263,863
China Mengniu Dairy Co., Ltd.	456,000	1,571,670
China Mobile, Ltd.	462,000	4,960,213
CLP Holdings, Ltd.	1,150,000	7,714,025
CNOOC, Ltd.	10,530,000	11,931,630
Esprit Holdings, Ltd.	60,500	767,547
Hang Lung Properties, Ltd.	249,000	858,214

See Notes to Financial Statements.

121

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Hong Kong & China Gas Co.Δ	4,052,400	$8,540,970
Hong Kong Electric Holdings, Ltd.	699,000	3,526,646
Hutchison Whampoa, Ltd.	862,000	8,560,249
Jardine Matheson Holdings, Ltd.	124,000	2,951,200
Kerry Properties, Ltd. Δ	88,500	555,728
Li & Fung, Ltd.	375,000	1,350,042
Shui On Land, Ltd.Δ	748,000	670,590
Sun Hung Kai Properties, Ltd.	48,000	577,655
Swire Pacific, Ltd. Class A	184,000	2,044,915
Techtronic Industries Co.Δ	577,000	770,396
United Laboratories, Ltd. (The)*	370,000	164,198
Wharf Holdings, Ltd.	682,000	2,725,663

		61,505,414

Hungary — 0.4%
MOL Hungarian Oil and Gas PLC	25,611	3,887,174
MOL Hungarian Oil and Gas PLC ADRΔ	14,381	2,182,317
OTP Bank PLC	8,954	520,057

		6,589,548

India — 1.4%
Andhra Bank, Ltd.	728,084	1,537,374
Asian Paints, Ltd.	61,700	1,228,013
Bharat Heavy Electricals, Ltd.	26,912	1,016,745
Bharti Airtel, Ltd.*	210,581	4,324,658
Container Corporation of India, Ltd.	25,722	1,475,326
GAIL India, Ltd. GDRΔ	28,500	1,316,700
Gujarat Ambuja Cements, Ltd.	740,200	2,263,970
Hero Honda Motors, Ltd.	74,260	1,263,542
Housing Development Finance Corporation	23,684	1,183,298
Indraprastha Gas, Ltd.	93,800	278,831
Infosys Technologies, Ltd. ADRΔ	19,600	987,448
Power Finance Corporation, Ltd.*	9,791	35,575
Ranbaxy Laboratories, Ltd.	115,832	1,010,916
Sesa GOA, Ltd.	22,920	1,000,361
Steel Authority of India	300,204	965,402
Sterlite Industries (India), Ltd.	12,730	183,061
Sterlite Industries (India), Ltd. ADRΔ*	3,333	48,895
Sun Pharma Advanced Research Co., Ltd.	52,600	173,998
Sun Pharmaceuticals Industries, Ltd.	52,600	1,325,176
Tata Motors, Ltd.	55,590	915,279
Tata Motors, Ltd. ADRΔ	4,900	80,458

		22,615,026

Indonesia — 1.0%
Bank Rakyat Indonesia	5,459,600	3,474,565
PT Bank Central Asia TBK	2,222,000	1,340,332
PT Bank Mandiri Persero TBK	4,395,500	1,520,303
PT Panin Life TBK	26,999,000	612,595
PT Ramayana Lestari Sentosa TBK	6,099,500	681,848
PT Telekomunikasi Indonesia TBK	8,131,600	8,865,109

		16,494,752

Ireland — 0.9%
Allied Irish Banks PLC	137,758	3,781,463
Bank of Ireland	154,000	3,120,227
CRH PLC	119,462	5,920,525
DEPFA Bank PLC	41,600	737,579
Irish Life & Permanent PLC	35,300	892,951

		14,452,745

Israel — 0.6%
Bank Hapoalim, Ltd.	84,023	409,150
Check Point Software Technologies, Ltd.*	100,000	2,281,000
Syneron Medical, Ltd. Δ*	9,900	247,005
Teva Pharmaceutical Industries, Ltd. ADR	158,100	6,521,625

		9,458,780

Italy — 1.8%
ENI SpAΔ	178,474	6,497,869
Fiat SpA	94,182	2,813,287
Intesa Sanpaolo SpA	1,379,109	10,322,085
Mediaset SpA	286,700	2,970,411
Saipem SpA	45,708	1,568,864
UniCredito Italiano SpA	771,704	6,924,812

		31,097,328

Japan — 19.1%
Advantest CorporationΔ	103,800	4,527,155
Aeon Co., Ltd.Δ	171,100	3,182,286
Aisin Seiki Co., Ltd.	43,300	1,593,088
Astellas Pharma, Inc.	228,600	9,951,643
Canon, Inc.Δ	391,550	22,992,134
Citizen Holdings Co., Ltd.Δ	25,000	225,584
Daikin Industries, Ltd.	176,000	6,418,193
Daito Trust Construction Co., Ltd. Δ	40,500	1,930,843
Daiwa House Industry Co., Ltd.	41,000	586,737
Denso Corporation	122,500	4,795,533
East Japan Railway Co.	62	478,376
Eisai Co., Ltd.	108,100	4,723,476
Fanuc, Ltd.	98,700	10,196,662
FUJIFILM Holdings Corporation	24,000	1,074,030
Fujitsu, Ltd.	81,000	597,344
Funai Electric Co., Ltd.	16,900	986,891
Hirose Electric Co., Ltd.Δ	41,000	5,401,178
Honda Motor Co., Ltd. Δ	195,200	7,134,213
Hoya CorporationΔ	118,500	3,936,365
Idemitsu Kosan Co., Ltd.	4,600	515,574
Inpex Holdings, Inc.	169	1,578,477
Kansai Electric Power Co., Inc. (The)	17,500	414,315
Kao Corporation	322,000	8,342,579
KDDI Corporation	713	5,287,058
Kenedix, Inc.	684	1,277,726
Keyence Corporation Δ	28,900	6,321,031
Kuraray Co., Ltd.	151,000	1,772,142
Millea Holdings, Inc.	305,100	12,538,526
Mitsubishi Corporation	360,100	9,446,684
Mitsubishi Estate Co., Ltd.	262,100	7,131,249
Mitsubishi Gas Chemical Co., Inc.	164,000	1,501,141
Mitsubishi Heavy Industries, Ltd. Δ	60,000	385,462
Mitsubishi UFJ Financial Group, Inc.	641	7,080,284

See Notes to Financial Statements.

122

	Shares	Value
Mitsui & Co., Ltd.	228,000	$4,546,112
Mitsui OSK Lines, Ltd.	63,000	856,544
Mizuho Financial Group, Inc.	430	2,979,005
Murata Manufacturing Co., Ltd.	10,500	792,244
NGK Spark Plug Co., Ltd.Δ	22,000	383,269
Nikon CorporationΔ	87,000	2,430,700
Nintendo Co., Ltd.	9,500	3,479,797
Nippon Electric Glass Co., Ltd.Δ	53,000	936,244
Nippon Telegraph & Telephone Corporation	80	355,411
Nippon Yusen Kabushiki KaishaΔ	185,700	1,705,801
Nissan Motor Co., Ltd.	349,500	3,749,762
Nitto Denko Corporation	136,700	6,905,779
Nomura Holdings, Inc.	30,000	584,772
NTT DoCoMo, Inc.	4,090	6,477,563
NTT Urban Development CorporationΔ	425	824,975
Odakyu Electric Railway Co., Ltd.	93,000	574,051
Onward Kashiyama Co., Ltd.	114,000	1,456,422
ORIX Corporation	42,174	11,115,097
Ricoh Co., Ltd.	109,000	2,523,046
Rohm Co., Ltd. Δ	65,400	5,816,284
Secom Co., Ltd.	105,000	4,954,721
Shimamura Co., Ltd.Δ	26,100	2,789,653
Shin-Etsu Chemical Co., Ltd.	104,100	7,448,698
SMC CorporationΔ	29,100	3,876,061
Softbank CorporationΔ	268,300	5,796,370
Sony Corporation	89,600	4,606,441
Sumco Corporation	59,900	3,011,419
Sumitomo Chemical Co., Ltd.	471,000	3,167,415
Sumitomo CorporationΔ	143,000	2,613,198
Sumitomo Metal Industries, Ltd.	153,000	902,156
Sumitomo Mitsui Financial Group, Inc. Δ	620	5,790,863
Sumitomo Realty & Development Co., Ltd. Δ	43,000	1,403,939
Sumitomo Trust & Banking Co., Ltd.	258,000	2,462,132
Suzuki Motor CorporationΔ	89,700	2,549,848
Takeda Pharmaceutical Co., Ltd.	283,200	18,308,808
TDK Corporation	30,700	2,972,134
Terumo Corporation	32,300	1,248,715
TIS, Inc.Δ	11,200	257,429
Tokyo Electric Power Company, Inc.	26,200	842,656
Tokyo Electron, Ltd.	59,000	4,351,025
Tokyo Gas Co., Ltd.Δ	205,000	972,345
Tokyo Tatemono Co., Ltd. Δ	93,000	1,160,942
Tokyu CorporationΔ	99,000	662,546
Toshiba Corporation Δ	303,000	2,645,482
Toyota Motor Corporation	219,500	13,905,381
Trend Micro, Inc.Δ	34,000	1,099,046
Uni-Charm CorporationΔ	7,100	403,078
Ushio, Inc.	26,000	577,543
West Japan Railway Co.	497	2,316,979
Yahoo! Japan Corporation	5,483	1,863,663
Yamada Denki Co., Ltd.Δ	18,490	1,934,223
Yamato Holdings Co., Ltd.	67,500	955,553

		320,667,319

Kazakhstan — 0.0%
KazakhGold Group, Ltd. GDR*	1,400	27,370

Luxembourg — 0.1%
SESΔ	37,700	816,214
Tenaris SA ADRΔ	19,100	935,136

		1,751,350

Malaysia — 0.3%
AirAsia BHD*	1,471,200	809,639
Bumiputra-Commerce Holdings BHD	851,300	2,884,927
Gamuda BHD	115,900	270,238
Malayan Banking BHD	303,000	1,053,150
Transmile Group BHD	160,200	210,661

		5,228,615

Mexico — 0.7%
America Movil SA de CV ADR Series L	52,800	3,269,904
Cemex SA de CV	1,277,072	4,691,719
Consorcio ARA SAB de CV	79,100	127,397
Corporacion Moctezuma SA de CV	177,000	571,787
Empresas ICA SAB de CV	37,500	190,216
Grupo Televisa SA ADR	31,100	858,671
Impulsora Del Desarrollo Y El Empleo en America Latina SAB de CV*	20,000	31,379
Urbi Desarrollos Urbanos SA*	123,400	568,256
Wal-Mart de Mexico SA de CV Series V	168,600	639,848

		10,949,177

Netherlands — 4.3%
ABN AMRO Holding NV	31,129	1,434,591
Aegon NV	59,658	1,182,098
Akzo Nobel NV	44,100	3,817,603
ASML Holding NV*	55,911	1,551,296
ING Groep NV	483,878	21,474,399
Koninklijke Numico NVΔ	10,905	568,667
Randstad Holding NV	24,300	1,935,515
Reed Elsevier NV	468,654	8,969,030
Royal Dutch Shell PLC Class A	513,024	20,962,570
Royal Dutch Shell PLC Class B	81,337	3,402,245
Royal KPN NV	82,500	1,375,651
TNT NV	64,000	2,895,743
Unilever NV	91,300	2,849,534

		72,418,942

New Zealand — 0.2%
Telecom Corporation of New Zealand, Ltd.Δ	843,191	2,983,562

Nigeria — 0.1%
United Bank for Africa PLC	2,780,255	1,095,715

Norway — 1.0%
DnB NOR ASAΔ	48,400	625,422
Norsk Hydro ASA	84,000	3,247,781
Norske Skogindustrier ASA	27,284	394,203
Orkla ASA	240,000	4,558,288
Tandberg ASA	63,200	1,422,735
Telenor ASA	256,500	5,034,785
Yara International ASA	28,000	845,183

		16,128,397

Peru — 0.1%
Credicorp, Ltd.	25,100	1,535,367

See Notes to Financial Statements.

123

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Philippines — 0.2%
Ayala Land, Inc.	4,488,800	$1,698,465
Globe Telecom, Inc.	18,542	543,230
International Container Terminal Services, Inc.	617,500	380,514

		2,622,209

Russia — 1.3%
CTC Media, Inc.Δ*	10,400	282,256
Evraz Group SA GDR	6,558	269,534
Integra Group Holdings GDR*	18,125	329,875
Kalina ADR	7,200	282,600
LUKOIL ADR	51,870	3,929,152
Magnit OAO	23,700	1,041,615
Mining and Metallurgical Co. Norilsk Nickel ADRΔ	4,284	947,407
Mobile Telesystems ADR*	69,200	4,191,444
OAO Gazprom ADRΔ	87,672	3,660,306
Pharmstandard GDR Δ*	5,000	83,900
Seventh Continent	22,600	598,900
Severstal GDRΔ	25,559	353,992
Vimpel-Communications ADR	12,500	1,317,000
VTB Bank OJSC GDR 144A*	240,406	2,639,658
Wimm-Bill-Dann Foods OJSC ADRΔ	6,620	688,546
X 5 Retail Group NV GDR*	50,322	1,474,435

		22,090,620

Singapore — 0.9%
CapitaLand, Ltd.Δ	289,000	1,529,250
DBS Group Holdings, Ltd.	446,000	6,643,018
Oversea-Chinese Banking Corporation	465,800	2,784,302
Singapore Telecommunications, Ltd.	1,639,592	3,641,753
United Overseas Bank, Ltd.	73,000	1,049,159

		15,647,482

South Africa — 1.1%
ABSA Group, Ltd.	35,135	653,732
Alexander Forbes, Ltd.	375,700	911,674
Barloworld, Ltd.	17,453	486,486
Bidvest Group, Ltd.	108,175	2,204,061
FirstRand, Ltd.Δ	266,481	852,136
Foschini, Ltd.	5,528	47,720
Gold Fields, Ltd.Δ	15,497	239,883
Harmony Gold Mining Co., Ltd.*	26,326	373,500
Impala Platinum Holdings, Ltd.	29,081	888,786
MTN Group, Ltd.Δ	104,243	1,421,864
Murray & Roberts Holdings, Ltd.	49,352	446,909
Naspers, Ltd.	40,669	1,047,295
Pick’n Pay Stores, Ltd.Δ	72,990	366,628
Sasol, Ltd.	127,778	4,809,190
Standard Bank Group, Ltd.	307,912	4,282,667
Woolworths Holdings, Ltd.	54,957	166,407

		19,198,938

South Korea — 1.9%
Daelim Industrial Co., Ltd.	15,071	2,243,072
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	11,700	662,348
Hyundai Heavy Industries Co., Ltd.	380	141,906
Hyundai Motor Co.	10,140	801,234
Kookmin Bank	48,491	4,256,774
Korea Electric Power Corporation	85,510	3,794,891
Lotte Shopping Co., Ltd.	4,249	1,655,723
LS Industrial Systems Co., Ltd.	10,100	426,914
S1 Corporation	3,490	188,317
Samsung Electronics Co., Ltd.	9,748	5,972,147
Samsung Electronics Co., Ltd. (Non-Voting Shares) GDR 144A	9,909	2,319,321
Samsung Electronics Co., Ltd. GDR 144A	700	216,650
Samsung Fire & Marine Insurance Co., Ltd.	5,500	1,059,696
Samsung Securities Co., Ltd.	34,100	2,742,469
Shinhan Financial Group Co., Ltd.	24,920	1,515,943
SK Telecom Co., Ltd.	6,600	1,521,676
S-Oil Corporation	20,840	1,603,858
Taeyoung Engineering & Construction	64,470	767,625

		31,890,564

Spain — 3.0%
Actividades de Construccion y Servicios SA	60,638	3,883,590
Banco Bilbao Vizcaya Argentaria SAΔ	125,100	3,081,573
Banco Santander Central Hispano SA	725,669	13,445,772
Grupo Ferrovial SA	6,900	682,202
Iberdrola SA	98,209	5,520,227
Inditex SAΔ	121,802	7,215,637
Repsol YPF SAΔ	87,908	3,480,150
Telefonica SA	592,250	13,258,192

		50,567,343

Sri Lanka — 0.0%
Dialog Telekom, Ltd.	412,610	87,052

Sweden — 1.6%
Assa Abloy AB Class B	109,700	2,430,043
Atlas Copco AB Class A	37,000	622,149
Hennes & Mauritz AB Class B	115,000	6,835,229
Nordea Bank AB	126,000	1,982,213
Sandvik AB	122,700	2,493,757
Telefonaktiebolaget LM Ericsson Class B	2,153,000	8,644,488
TeliaSonera AB	226,800	1,674,669
Volvo AB	146,250	2,929,619

		27,612,167

Switzerland — 4.6%
ABB, Ltd.	116,855	2,659,492
Adecco SA	8,839	687,076
Baloise Holding AG	21,560	2,137,467
Compagnie Financiere Richemont AG Class A	67,274	4,048,006
Credit Suisse Group	69,657	4,981,203
Holcim, Ltd.	24,267	2,638,279
Nestle SA	33,024	12,598,595
Novartis AG	327,576	18,504,088
Petroplus Holdings AG*	8,501	875,502
Roche Holding AG	58,923	10,486,992
Swiss Reinsurance	50,669	4,641,720
Swisscom AG	3,312	1,135,407
UBS AG	9,000	542,284
Xstrata PLC	130,590	7,833,093

See Notes to Financial Statements.

124

	Shares	Value
Zurich Financial Services AG	9,900	$3,073,741

		76,842,945

Taiwan — 1.3%
Advantech Co., Ltd.	149,473	477,535
AU Optronics Corporation	583,740	994,628
Catcher Technology Co., Ltd.	65,000	608,151
Cathay Financial Holding Co., Ltd.	668,273	1,596,161
Delta Electronics, Inc.	44,000	173,371
Delta Networks, Inc.	255,000	146,754
High Tech Computer Corporation	175,200	3,129,142
HON HAI Precision Industry Co., Ltd.	134,000	1,157,914
Largan Precision Co., Ltd.	27,000	378,720
MediaTek, Inc.	121,000	1,884,987
Novatek Microelectronics Corp., Ltd.	449,000	2,349,784
Phoenixtec Power Co., Ltd.	405,605	427,005
PixArt Imaging, Inc.	48,000	717,094
Richtek Technology Corporation	28,000	443,011
Silitech Technology Corporation	130,000	678,361
Taiwan Fertilizer Co., Ltd.	496,000	1,041,319
Taiwan Semiconductor Manufacturing Co., Ltd.	1,771,816	3,822,240
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	146,948	1,635,531
Vanguard International Semiconductor Corporation	411,020	411,445

		22,073,153

Thailand — 0.2%
Airports of Thailand Public Co., Ltd.	579,200	989,799
Bank of Ayudhya PCL	1,106,900	788,639
Central Pattana PCL	555,200	430,169
Siam Commercial Bank Public Co., Ltd.	472,400	998,847

		3,207,454

Turkey — 0.3%
Coca-Cola Icecek Uretim AS	81,653	615,897
Migros Turk TAS	93,874	1,573,503
Sinpas Gayrimenkul Yatirim Ortakligi AS*	20,890	109,822
TAV Havalimanlari Holding AS*	14,477	126,846
Türkiye Garanti Bankasi AS	—	1
Türkiye Is Bankasi	173,980	815,219
Yapi ve Kredi Bankasi*	591,482	1,315,907

		4,557,195

United Kingdom — 14.3%
Anglo American PLCΔ	70,051	4,058,845
ARM Holdings PLCΔ	110,000	323,607
AstraZeneca PLC	112,557	6,057,340
Aviva PLC	457,465	6,830,099
BAE Systems PLC	458,800	3,731,355
Barclays PLC	169,431	2,368,047
Barratt Developments PLC	60,967	1,215,716
BG Group PLC	1,064,948	17,568,073
BHP Billiton PLC	124,156	3,459,212
BP PLC	822,769	9,962,845
British Airways PLC*	203,236	1,707,986
British Land Co. PLC REIT	22,200	597,373
BT Group PLC	432,819	2,889,922
Cattles PLC	237,000	1,865,617
Centrica PLC	824,000	6,428,452
Compass Group PLC	381,004	2,645,330
Daily Mail and General Trust PLC	36,700	564,156
Emap PLC	130,000	2,148,480
Firstgroup PLC	132,900	1,782,746
GKN PLC	427,284	3,417,123
GlaxoSmithKline PLC	807,946	21,172,932
HBOS PLC	733,658	14,519,058
HSBC Holdings PLCΔ	246,556	4,502,380
International Power PLC	570,268	4,918,473
Johnston Press PLC	306,500	2,531,189
Kingfisher PLC	940,000	4,275,473
Lloyds TSB Group PLC	701,262	7,829,666
Marks & Spencer Group PLC	109,054	1,375,274
Michael Page International PLC	223,084	2,354,124
National Grid PLC	260,142	3,855,272
Next PLC	66,600	2,686,843
Prudential PLC	287,000	4,114,985
Reckitt Benckiser PLC	245,739	13,496,450
Reed Elsevier PLC	85,300	1,107,403
Reuters Group PLC	91,300	1,134,879
Rexam PLC	241,400	2,417,733
Rio Tinto PLC	198,400	15,247,136
Royal Bank of Scotland Group PLC	1,398,386	17,775,381
Scottish & Southern Energy PLC	75,100	2,185,227
Standard Chartered PLC	64,300	2,104,683
Tesco PLC	531,300	4,465,020
Travis Perkins PLC	56,100	2,140,448
Tullow Oil PLC	281,600	2,759,565
Unilever PLC	279,354	9,059,737
Vodafone Group PLC	1,699,405	5,726,338
Wm Morrison Supermarkets PLC	705,000	4,282,552
WPP Group PLC	87,070	1,308,725
Yell Group PLC	121,000	1,123,183

		240,092,453

Total Foreign Common Stocks (Cost $1,078,885,590)		1,579,322,786

DOMESTIC EXCHANGE TRADED FUNDS — 0.3%
USA — 0.3%
iShares MSCI Australia Index FundΔ	71,900	2,043,398
iShares MSCI United Kingdom Index FundΔ	109,000	2,784,950
iShares S&P Global Consumer Staples Sector Index FundΔ	16,500	946,110

Total Domestic Exchange Traded Funds (Cost $5,475,967)		5,774,458

FOREIGN EXCHANGE TRADED FUND — 0.3%
France — 0.3%
streetTRACKS MSCI Europe Consumer Staples*
(Cost $3,685,159)	36,000	3,840,942

FOREIGN PREFERRED STOCKS — 0.8%
Brazil — 0.4%
Centrais Eletricas Brasileiras SA Class B	43,181,800	1,275,978

See Notes to Financial Statements.

125

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Companhia de Tecidos do Norte de Minas - Coteminas	2,595,260	$410,344
Companhia Energetica de Minas Gerais	15,080	318,955
Eletropaulo Metropolitana de Sao Paulo SA Class B	4,320,200	284,318
Investimentos Itau SA	549,147	3,413,309
NET Servicos de Comunicacao SA*	10,400	171,716

		5,874,620

Germany — 0.3%
Fresenius AG	64,891	4,949,053

South Korea — 0.1%
Samsung Electronics Co., Ltd.	4,643	2,173,619

Total Foreign Preferred Stocks (Cost $9,352,561)		12,997,292

RIGHTS — 0.0%
BanColombia SA, expires 07/10/07
(Cost $0)	76,200	—

MONEY MARKET FUNDS — 15.8%
GuideStone Funds Money Market Fund (GS4 Class)¥	57,234,400	57,234,400
Northern Institutional Liquid Assets Portfolio§	207,617,645	207,617,645

Total Money Market Funds (Cost $264,852,045)		264,852,045

	Par
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill
4.52%, 09/13/07‡‡
(Cost $237,770)	$240,000	237,794

TOTAL INVESTMENTS — 111.5% (Cost $1,362,489,092)		1,867,025,317
Liabilities in Excess of Other Assets — (11.5)%		(192,359,916)

NET ASSETS — 100.0%		$1,674,665,401

PORTFOLIO SUMMARY (based on net assets)

	%
Japan	19.1
Money Market Funds	15.8
United Kingdom	14.3
France	9.1
Germany	5.5
Switzerland	4.6
Netherlands	4.3
Australia	4.3
Hong Kong	3.7
Futures Contracts	3.3
Canada	3.2
Spain	3.0
South Korea	2.0
Italy	1.8
Brazil	1.8
Sweden	1.6
Finland	1.5
India	1.4
Russia	1.3
Taiwan	1.3
Belgium	1.2
South Africa	1.1
Indonesia	1.0
Norway	1.0
Singapore	0.9
Ireland	0.9
Mexico	0.7
Exchange Traded Funds	0.6
Israel	0.6
China	0.6
Hungary	0.4
Egypt	0.4
Denmark	0.4
Malaysia	0.3
Turkey	0.3
Chile	0.2
Thailand	0.2
New Zealand	0.2
Greece	0.2
Philippines	0.2
Austria	0.1
Luxembourg	0.1
Peru	0.1
Nigeria	0.1
Colombia	0.1
Estonia	—	**
Czech Republic	—	**
Argentina	—	**
Bahrain	—	**
U.S. Treasury Obligation	—	**
Sri Lanka	—	**
Kazakhstan	—	**
Rights	—	**
Forward Foreign Currency Contracts	(1.2)

	113.6

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

126

SCHEDULE OF INVESTMENTS – ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	—	American Depository Receipt

CONV	—	Convertible

GDR	—	Global Depository Receipt

IO	—	Interest Only (Principal amount shown is notional)

PIK	—	Payment-in-Kind Bonds

PO	—	Principal Only

REIT	—	Real Estate Investment Trust

STEP	—	Stepped Coupon Bonds (1)

STRIP	—	Stripped Security

TBA	—	To be announced

144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of June 30, 2007, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Money Market	$93,942,951	8.59%
Low-Duration Bond	36,743,655	4.71
Medium-Duration Bond	80,892,889	6.75
Extended-Duration Bond	11,089,162	2.01
Global Bond	13,181,092	11.12
Small Cap Equity	1,623,965	0.26
International Equity	6,904,534	0.41

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options and/or swap contracts.

@	—	Illiquid.

*	—	Non-income producing security.

#	—	Security in default.

+	—	Security is valued at fair value (2).

§	—	Security purchased with the cash proceeds from securities loaned.

†	—	Variable rate security (1).

Ω	—	Interest rates shown reflect the effective yields as of June 30, 2007.

	¥—	Affiliated fund.

Δ	—	Security either partially or fully on loan.

(1)	Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.

(2)	Fair valued securities were held in the Value Equity, Growth Equity, Small Cap Equity, and International Equity Funds at an aggregate market value of $1,209, $0, $0 and $513,495, respectively, which amounted to 0.00% of the Value Equity, Growth Equity, and Small Cap Equity Funds and 0.03% of the International Equity Fund.

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars.

(B)	—	Par is denominated in Brazilian Real.

(C)	—	Par is denominated in Canadian Dollars.

(D)	—	Par is denominated in Danish Kroner.

(E)	—	Par is denominated in Euro.

(G)	—	Par is denominated in Singapore Dollars.

(H)	—	Par is denominated in Hungarian Forint.

(I)	—	Par is denominated in Iceland Kronur.

(J)	—	Par is denominated in Japanese Yen.

(K)	—	Par is denominated in Swedish Kronor.

(L)	—	Par is denominated in Turkish New Lira.

(M)	—	Par is denominated in Mexican Pesos.

(R)	—	Par is denominated in Argentinian Pesos.

(S)	—	Par is denominated in Israeli New Shekels.

(T)	—	Par is denominated in Thailand Baht.

(U)	—	Par is denominated in British Pounds.

(W)	—	Par is denominated in South Korean Won.

(Y)	—	Par is denominated in Egyptian Pounds.

(Z)	—	Par is denominated in New Zealand Dollars.

SWAP AGREEMENT FOOTNOTES:

(a)	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.

(b)	—	Counterparty to contract is UBS AG.

(c)	—	Counterparty to contract is Morgan Stanley Capital Services.

(d)	—	Counterparty to contract is Barclays Capital.

(e)	—	Counterparty to contract is Lehman Brothers Special Financing, Inc.

(f)	—	Counterparty to contract is Citibank NA London.

(g)	—	Counterparty to contract is JPMorgan Chase Bank.

(h)	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.

(i)	—	Counterparty to contract is HSBC Bank USA, N.A.

(j)	—	Counterparty to contract is BNP Paribas.

(k)	—	Counterparty to contract is Deutsche Bank AG.

(l)	—	Counterparty to contract is Royal Bank of Scotland.

(m)	—	Counterparty to contract is Credit Suisse International.

127

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund	Medium-Duration Bond Fund
Assets
Investments in securities of unaffiliated issuers, at value	$1,082,662,516	$804,472,204	$1,444,289,551
Investments in securities of affiliated issuers, at value	—	29,092,804	131,870,175

Total investments (1)(2)	1,082,662,516	833,565,008	1,576,159,726
Cash	657	13,610,803	7,397,062
Cash collateral for futures	—	—	2,750,000
Foreign currency (3)	—	3,078,041	5,813,203
Receivables:
Dividends and reclaims	85	85,906	508,133
Interest	3,132,351	3,377,661	9,384,068
Interest on swaps	—	930	12,589
Investment securities sold	10,124,260	16,815,310	27,920,900
Maturities	—	850,959	58,114
Fund shares sold	3,031,920	198,125	172,765
Variation margin	—	200,741	281,059
Securities lending	—	2,982	22,754
Unrealized appreciation on foreign currency exchange contracts	—	175,971	213,461
Unrealized appreciation on swap agreements	—	3,236,004	2,741,204
Prepaid expenses and other assets	43,921	47,239	35,812

Total Assets	1,098,995,710	875,245,680	1,633,470,850

Liabilities
Securities sold short, at value (5)	—	989,063	12,434,998
Options written at value (4)	—	748,319	632,718
Unrealized depreciation on foreign currency exchange contracts	—	522,118	671,507
Unrealized depreciation on swap agreements	—	2,076,946	2,748,274
Collateral held for securities on loan at value	—	30,545,646	173,193,120
Payables:
Investment securities purchased	—	59,466,835	243,931,121
Fund shares redeemed	3,182,225	8,067	124,128
Interest on swaps	—	61,395	72,994
Variation margin	—	210,588	363,072
Distributions	1,935,805	—	—
Securities lending	—	895	6,826
Deferred foreign capital gains taxes	—	—	—
Accrued expenses
Advisory fees	186,131	210,647	358,448
Distribution (12b-1) fees	582	471	1,167
Shareholder servicing fees	154,211	101,649	165,391
Other expenses	66,620	76,843	151,056

Total Liabilities	5,525,574	95,019,482	434,854,820

Net Assets	$1,093,470,136	$780,226,198	$1,198,616,030

Net Assets Consist of:
Paid-in capital	$1,093,484,171	$807,045,995	$1,224,832,608
Undistributed (distributions in excess of) net investment income	(205)	1,039,122	919,960
Undistributed (accumulated) net realized gain (loss) on investments, foreign currency transactions and derivative transactions	(13,830)	(20,075,738)	(8,372,113)
Net unrealized appreciation (depreciation) on investments, foreign currency translations and derivative transactions	—	(7,783,181)	(18,764,425)

Net Assets	$1,093,470,136	$780,226,198	$1,198,616,030

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS2 Class	$108,961,196	$130,155,314	$140,313,774

GS2 shares outstanding	108,962,617	14,812,012	16,967,574

Net asset value, offering and redemption price per GS2 share	$1.00	$8.79	$8.27

Net assets applicable to the GS4 Class	$979,083,687	$644,789,272	$1,044,495,751

GS4 shares outstanding	979,059,571	51,192,805	79,175,044

Net asset value, offering and redemption price per GS4 share	$1.00	$12.60	$13.19

Net assets applicable to the GS6 Class	$5,425,253	$5,281,612	$13,806,505

GS6 shares outstanding	5,427,477	598,448	1,656,463

Net asset value, offering and redemption price per GS6 share	$1.00	$8.83	$8.33

(1) Investments in securities of unaffiliated issuers, at cost	$1,082,662,516	$810,772,489	$1,459,841,018
Investments in securities of affiliated issuers, at cost	—	29,092,804	131,870,175

Total investments at cost	$1,082,662,516	$839,865,293	$1,591,711,193

(2) Includes securities loaned of:	$—	$29,842,022	$177,713,309

(3) Foreign currency at cost	$—	$3,024,811	$5,750,646

(4) Premiums received on options written	$—	$(1,124,267)	$(1,169,675)

(5) Securities Sold Short at Cost	$—	$(994,375)	$(12,445,812)

(6) Net of ($145,824) accrued foreign capital gains taxes on appreciated securities

See Notes to Financial Statements.

128

Extended-Duration Bond Fund	Global Bond Fund	Equity Index Fund	Real Estate Securities Fund	Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Fund
$659,597,132	$151,223,947	$574,746,918	$148,454,341	$1,812,595,045	$1,735,953,979	$862,307,655	$1,809,790,917
6,930,461	8,609,489	14,526,744	9,126,283	57,255,306	64,345,184	51,493,311	57,234,400

666,527,593	159,833,436	589,273,662	157,580,624	1,869,850,351	1,800,299,163	913,800,966	1,867,025,317
228,043	—	81	—	—	—	307	594,114
—	—	—	—	—	—	1,524,910	3,200,000
(224,151)	3,302,125	—	—	—	55,107	—	7,304,805
27,107	40,783	579,694	312,382	2,001,576	1,156,186	496,089	3,422,393
6,802,629	1,940,281	85	138	859	610	215,692	6,211
—	—	—	—	—	—	—	—
—	6,410,828	371,513	2,025,510	5,723,496	3,721,308	8,418,205	13,026,927
—	—	—	—	—	—	—	—
63,052	40,000	100,235	50,077	138,525	128,690	19,819	114,541
—	32,539	—	—	—	—	—	366,528
48,811	3,436	3,094	—	15,417	16,289	165,842	72,132
—	152,780	—	—	—	—	—	136,604
—	—	—	—	—	—	—	—
24,253	11,201	31,291	12,102	51,270	32,794	27,928	56,705

673,497,337	171,767,409	590,359,655	159,980,833	1,877,781,494	1,805,410,147	924,669,758	1,895,326,277

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	560,848	—	—	—	—	—	111,513
—	—	—	—	—	—	—	—
120,788,547	25,465,168	42,035,182	39,882,340	129,799,332	157,647,087	266,829,890	207,617,645
—	27,080,555	832,741	1,934,857	8,729,871	8,109,964	43,462,519	10,710,229
165,041	—	147,984	163,144	148,808	188,587	28,294	101,040
—	—	—	—	—	—	—	—
—	8,090	16,650	34,560	68,130	75,600	258,255	8,730
—	—	—	—	—	—	—	—
14,641	1,289	928	—	4,626	4,886	49,730	21,639
—	—	—	—	—	—	—	145,824
213,972	37,591	63,063	88,471	959,989	1,082,657	480,638	1,127,705
1,322	—	1,114	—	1,676	1,095	1,625	2,245
76,128	16,639	73,674	19,417	239,634	222,690	85,420	219,508
62,673	44,694	80,308	13,569	113,939	103,885	103,111	594,798

121,322,324	53,214,874	43,251,644	42,136,358	140,066,005	167,436,451	311,299,482	220,660,876

$552,175,013	$118,552,535	$547,108,011	$117,844,475	$1,737,715,489	$1,637,973,696	$613,370,276	$1,674,665,401

$550,798,647	$118,858,337	$375,850,127	$114,109,443	$1,320,400,540	$1,414,103,132	$482,647,297	$1,014,107,638
852,497	786,822	105,544	136,749	256,225	(172,493)	460,378	5,498,169
(490,593)	(375,600)	11,651,718	13,769,603	69,548,107	(123,870,782)	47,503,717	150,528,076
1,014,462	(717,024)	159,500,622	(10,171,320)	347,510,617	347,913,839	82,758,884	504,531,518	(6)

$552,175,013	$118,552,535	$547,108,011	$117,844,475	$1,737,715,489	$1,637,973,696	$613,370,276	$1,674,665,401

$69,997,428	N/A	$87,753,301	N/A	$226,563,867	$226,853,262	$79,547,354	$271,677,149

9,061,268	N/A	7,508,733	N/A	20,271,272	18,915,441	6,453,912	15,525,887

$7.72	N/A	$11.69	N/A	$11.18	$11.99	$12.33	$17.50

$466,416,356	$118,552,535	$446,299,965	$117,844,475	$1,491,477,938	$1,398,469,319	$514,628,896	$1,376,131,204

32,345,587	11,795,861	21,953,628	9,942,067	75,355,533	73,734,415	29,596,740	65,156,148

$14.42	$10.05	$20.33	$11.85	$19.79	$18.97	$17.39	$21.12

$15,761,229	N/A	$13,054,745	N/A	$19,673,684	$12,651,115	$19,194,026	$26,857,048

2,041,812	N/A	1,110,476	N/A	1,773,643	1,081,143	1,608,152	1,559,548

$7.72	N/A	$11.76	N/A	$11.09	$11.70	$11.94	$17.22

$658,593,244	$151,413,470	$415,064,807	$158,571,344	$1,464,141,160	$1,386,987,496	$778,827,978	$1,305,254,692
6,930,461	8,609,489	14,526,744	9,126,283	57,255,306	64,345,184	51,493,311	57,234,400

$665,523,705	$160,022,959	$429,591,551	$167,697,627	$1,521,396,466	$1,451,332,680	$830,321,289	$1,362,489,092

$273,250,971	$28,294,574	$47,279,785	$38,724,071	$155,554,597	$154,332,992	$260,723,744	$202,685,308

$(222,817)	$3,316,918	$—	$—	$—	$55,128	$—	$7,231,717

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

129

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund	Medium-Duration Bond Fund
Investment Income
Dividends	$—	$—	$52,277
Income dividends received from affiliated funds	85	824,203	3,186,188
Interest	28,632,202	19,238,042	29,772,350
Securities Lending	—	17,261	97,544
Less foreign taxes withheld	—	—	(5,031)

Total Investment Income	28,632,287	20,079,506	33,103,328

Expenses
Investment advisory fees	1,092,710	1,643,566	2,614,845
Transfer agent fees:
GS2 shares	1,885	1,720	1,743
GS4 shares	20,607	13,051	14,039
GS6 shares	3,516	3,557	3,531
GS8 shares	2,992	2,888	2,885
Custodian fees	10,955	49,312	81,536
Distribution (12b-1) fees:
GS6 shares	2,474	2,515	6,855
GS8 shares	7,012	6,311	6,760
Shareholder servicing fees:
GS4 shares	904,297	636,206	1,019,563
GS6 shares	7,413	7,761	20,551
GS8 shares	9,346	8,417	9,006
Accounting and administration fees	187,225	187,670	265,501
Professional fees	28,632	30,398	33,492
Blue sky fees:
GS2 shares	408	407	406
GS4 shares	17,839	6,715	7,565
GS6 shares	2,324	7,637	2,316
GS8 shares	1,097	5,181	1,117
Shareholder reporting fees:
GS2 shares	162	104	64
GS4 shares	9,595	2,503	3,724
GS6 shares	14	18	6
GS8 shares	42	27	25
Trustee fees	4,583	4,011	5,361
Line of credit facility fees	2,214	1,893	2,524
Other expenses	25,839	25,160	23,472

Total expenses	2,343,181	2,647,028	4,126,887
Expenses waived/reimbursed net of amount recaptured (See Footnote 3a and 3c)	1,625	(270,213)	(368,156)
Fees paid indirectly	(2,159)	(196,864)	(164,027)

Net expenses	2,342,647	2,179,951	3,594,704

Net Investment Income (Loss)	26,289,640	17,899,555	29,508,624

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities (net of capital gains taxes of $4,841 for International Equity)	(4,666)	(653,442)	(2,964,825)
Futures transactions	—	239,409	202,140
Swap agreements	—	117,940	(1,637,288)
Option contracts written	—	359,311	361,993
Option contracts purchased	—	(887,128)	(1,918,633)
Foreign currency transactions	—	329,533	1,962,279

Net realized gain (loss)	(4,666)	(494,377)	(3,994,334)

Net change in unrealized appreciation (depreciation) on:
Investment securities (net of estimated deferred capital gains taxes of ($145,824) for International Equity)	—	(2,181,622)	(17,098,004)
Futures	—	(2,181,988)	(4,035,543)
Swap agreements	—	1,064,141	1,149,665
Option contracts written	—	333,904	534,200
Option contracts purchased	—	(1,340,729)	(258,126)
Foreign currency translations	—	(77,970)	(17,687)

Net change in unrealized appreciation (depreciation)	—	(4,384,264)	(19,725,495)

Net Realized and Unrealized Gain (Loss)	(4,666)	(4,878,641)	(23,719,829)

Net Increase in Net Assets Resulting from Operations	$26,284,974	$13,020,914	$5,788,795

See Notes to Financial Statements.

130

Extended-Duration Bond Fund	Global Bond Fund	Equity Index Fund	Real Estate Securities Fund	Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Fund
$413	$—	$5,013,212	$1,059,301	$17,590,240	$6,030,227	$2,754,090	$26,275,116
197,815	269,466	332,165	211,539	1,675,541	1,656,232	676,704	1,254,372
14,607,262	3,272,910	20,610	13,116	100,141	95,884	38,125	20,344
241,517	11,699	21,272	11,287	81,753	114,447	557,946	236,387
—	—	—	(1,533)	(45,385)	(85,113)	(3,207)	(2,293,777)

15,047,007	3,554,075	5,387,259	1,293,710	19,402,290	7,811,677	4,023,658	25,492,442

1,316,908	223,562	435,348	630,945	5,572,471	6,802,458	2,974,576	7,269,564
1,574	—	1,596	—	1,621	1,628	1,559	1,580
14,024	4,850	15,394	319	18,070	15,391	16,896	20,348
3,481	—	3,501	—	3,535	3,544	3,491	3,522
2,869	—	2,861	—	2,891	2,883	2,864	2,880
15,961	18,141	14,625	12,139	38,780	36,106	51,098	512,762
7,861	—	7,020	—	9,232	6,026	9,062	12,424
6,999	—	7,917	—	8,926	7,490	8,288	10,156
437,246	103,921	424,706	136,945	1,360,528	1,282,016	464,602	1,209,688
23,560	—	21,182	—	27,610	18,060	27,112	37,162
9,321	—	10,547	—	11,857	9,982	11,022	13,498
106,932	38,211	108,092	26,659	301,961	281,702	113,868	341,351
29,665	24,335	27,750	24,336	27,751	27,751	29,282	31,079
406	—	406	—	406	406	406	407
5,764	5,706	8,810	5,706	11,255	6,558	6,807	14,347
1,648	—	2,831	—	2,322	2,716	2,349	2,596
1,282	—	862	—	1,226	1,340	1,603	1,401
25	—	4	—	8	2	19	34
3,912	914	5,113	1,068	8,397	5,707	10,101	12,039
1	—	1	—	3	6	2	1
18	—	16	—	39	24	11	22
2,246	431	2,461	517	7,230	7,011	2,630	6,587
1,054	220	1,164	257	3,420	3,331	1,243	3,112
11,086	9,561	18,510	424	18,742	18,859	13,651	30,929

2,003,843	429,852	1,120,717	839,315	7,438,281	8,540,997	3,752,542	9,537,489
(26,424)	(7,130)	(66,068)	(3,339)	(64,804)	(553,684)	(188,653)	(824,391)
(787)	(4,233)	(1,357)	(977)	(1,804)	(3,143)	(609)	(3,512)

1,976,632	418,489	1,053,292	834,999	7,371,673	7,984,170	3,563,280	8,709,586

13,070,375	3,135,586	4,333,967	458,711	12,030,617	(172,493)	460,378	16,782,856

856,801	(97,218)	15,215,857	13,626,107	79,647,241	38,558,916	37,122,558	132,341,933
—	24,852	176,277	176,226	3,132,485	3,983,203	331,714	591,702
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	(564,866)	—	—	—	—	—	—
365,579	261,632	—	—	—	(21,394)	—	(1,384,348)

1,222,380	(375,600)	15,392,134	13,802,333	82,779,726	42,520,725	37,454,272	131,549,287

(13,493,952)	(714,935)	16,301,315	(23,819,846)	24,984,320	62,409,853	11,866,404	9,744,477
—	(112,585)	(204,320)	(65,389)	(1,154,444)	(1,233,599)	(554,851)	24,898
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	42,213	—	—	—	—	—	—
2,499	(475,896)	—	—	—	(21)	7	677,919

(13,491,453)	(1,261,203)	16,096,995	(23,885,235)	23,829,876	61,176,233	11,311,560	10,447,294

(12,269,073)	(1,636,803)	31,489,129	(10,082,902)	106,609,602	103,696,958	48,765,832	141,996,581

$801,302	$1,498,783	$35,823,096	$(9,624,191)	$118,640,219	$103,524,465	$49,226,210	$158,779,437

See Notes to Financial Statements.

131

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund
	For the Six Months Ended 06/30/07 (Unaudited)	For the Year Ended 12/31/06
Operations:
Net investment income	$26,289,640	$42,093,683
Net realized gain (loss) on investment securities, foreign currency transactions and futures transactions	(4,666)	(790)
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations, and futures contracts	—	—

Net increase (decrease) in net assets resulting from operations	26,284,974	42,092,893

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	(2,669,385)	(4,561,908)
GS4 shares	(23,409,935)	(37,128,467)
GS6 shares	(111,480)	(196,811)
GS8 shares	(99,045)	(206,497)
Distributions from net realized capital gains
GS2 shares	—	—
GS4 shares	—	—
GS6 shares	—	—
GS8 shares	—	—
Return of Capital
GS4 shares	—	—

Total dividends and distributions	(26,289,845)	(42,093,683)

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	123,038,187	79,181,546
GS4 shares	1,737,403,487	2,625,551,003
GS6 shares	531,008	3
GS8 shares	214,065	183,052
Reinvestment of dividends and distributions
GS2 shares	2,359,964	4,122,997
GS4 shares	11,681,747	20,032,228
GS6 shares	112,139	196,806
GS8 shares	96,906	206,490

Total proceeds from shares sold and reinvested	1,875,437,503	2,729,474,125

Value of shares redeemed
GS2 shares	(116,995,304)	(75,848,387)
GS4 shares	(1,700,579,458)	(2,481,322,504)
GS6 shares	(1,777)	—
GS8 shares	(5,768,409)	(77,413)

Total value of shares redeemed	(1,823,344,948)	(2,557,248,304)

Net increase (decrease) from capital share transactions (See Footnote 7)	52,092,555	172,225,821

Total increase (decrease) in net assets	52,087,684	172,225,031

Net Assets:
Beginning of Period	1,041,382,452	869,157,421

End of Period*	$1,093,470,136	$1,041,382,452

* Including undistributed (distributions in excess of) net investment income	$(205)	$—

See Notes to Financial Statements.

132

Low-Duration Bond Fund		Medium-Duration Bond Fund		Extended-Duration Bond Fund		Global Bond Fund
For the Six Months Ended 06/30/07 (Unaudited)	For the Year Ended 12/31/06	For the Six Months Ended 06/30/07 (Unaudited)	For the Year Ended 12/31/06	For the Six Months Ended 06/30/07 (Unaudited)	For the Year Ended 12/31/06	For the Six Months Ended 06/30/07 (Unaudited)	For the Period 12/29/06- 12/31/06
$17,899,555	$37,880,031	$29,508,624	$51,166,682	$13,070,375	$22,113,194	$3,135,586	$37,118
(494,377)	(7,653,828)	(3,994,334)	(123,182)	1,222,380	7,000,360	(375,600)	(14,639)
(4,384,264)	5,566,014	(19,725,495)	(2,260,372)	(13,491,453)	(10,267,607)	(1,261,203)	26,622

13,020,914	35,792,217	5,788,795	48,783,128	801,302	18,845,947	1,498,783	49,101

(3,590,524)	(6,176,871)	(4,702,111)	(7,048,220)	(2,607,216)	(4,592,657)	—	—
(12,656,949)	(31,326,942)	(22,593,606)	(42,144,853)	(9,068,955)	(16,960,882)	(2,333,894)	(37,349)
(132,641)	(537,130)	(438,526)	(799,560)	(562,754)	(1,130,524)	—	—
(97,187)	(248,064)	(131,335)	(295,361)	(148,346)	(377,081)	—	—
—	—	—	—	(1,089,726)	(218,937)	—	—
—	—	—	—	(4,016,550)	(916,112)	—	—
—	—	—	—	(250,814)	(57,846)	—	—
—	—	—	—	(88,500)	(20,424)	—	—
—	—	—	—	—	—	—	(5,039)

(16,477,301)	(38,289,007)	(27,865,578)	(50,287,994)	(17,832,861)	(24,274,463)	(2,333,894)	(42,388)

27,162,119	11,679,234	29,844,861	14,336,480	13,135,738	7,532,886	—	—
40,112,526	95,576,676	64,645,432	167,068,043	37,094,490	124,460,706	14,578,000	10
59,560	10,173,105	67,692	8,912	28,326	—	—	—
2,676	10,036,153	22,980	49,857	5,133	16,629	—	—
3,563,638	6,065,107	4,649,062	6,832,970	3,672,258	4,709,175	—	—
12,655,941	31,324,774	22,592,478	42,143,289	13,079,103	17,893,535	2,333,894	42,388
132,642	537,130	438,526	799,560	813,568	1,189,044	—	—
97,187	248,064	131,335	295,361	236,846	397,744	—	—

83,786,289	165,640,243	122,392,366	231,534,472	68,065,462	156,199,719	16,911,894	42,398

(5,075,938)	(14,483,247)	(3,128,999)	(6,603,831)	(3,196,545)	(7,599,575)	—	—
(103,807,458)	(217,968,892)	(134,256,565)	(83,398,997)	(39,162,247)	(65,754,001)	(2,159,550)	—
(9,722)	(16,799,428)	(21)	(5,173)	(10)	—	—	—
(5,060,706)	(10,218,770)	(5,388,825)	(8,533)	(5,570,742)	(7,795)	—	—

(113,953,824)	(259,470,337)	(142,774,410)	(90,016,534)	(47,929,544)	(73,361,371)	(2,159,550)	—

(30,167,535)	(93,830,094)	(20,382,044)	141,517,938	20,135,918	82,838,348	14,752,344	42,398

(33,623,922)	(96,326,884)	(42,458,827)	140,013,072	3,104,359	77,409,832	13,917,233	49,111

813,850,120	910,177,004	1,241,074,857	1,101,061,785	549,070,654	471,660,822	104,635,302	104,586,191

$780,226,198	$813,850,120	$1,198,616,030	$1,241,074,857	$552,175,013	$549,070,654	$118,552,535	$104,635,302

$1,039,122	$(383,132)	$919,960	$(723,086)	$852,497	$169,393	$786,822	$(14,870)

See Notes to Financial Statements.

133

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Fund		Real Estate Securities Fund
	For the Six Months Ended 06/30/07 (Unaudited)	For the Year Ended 12/31/06	For the Six Months Ended 06/30/07 (Unaudited)	For the Period 12/29/06- 12/31/06
Operations:
Net investment income (loss)	$4,333,967	$8,129,782	$458,711	$(10,185)
Net realized gain (loss) on investment securities, foreign currency transactions and futures transactions	15,392,134	2,746,207	13,802,333	(32,730)
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations, and futures contracts	16,096,995	62,669,376	(23,885,235)	447,558

Net increase in net assets resulting from operations	35,823,096	73,545,365	(9,624,191)	404,643

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	(1,141,951)	(1,811,027)	—	—
GS4 shares	(2,982,438)	(5,917,983)	(321,962)	—
GS6 shares	(143,849)	(294,832)	—	—
GS8 shares	—	(113,746)	—	—
Distributions from net realized capital gains
GS2 shares	—	(754,969)	—	—
GS4 shares	—	(2,752,967)	—	—
GS6 shares	—	(143,616)	—	—
GS8 shares	—	(63,092)	—	—

Total dividends and distributions	(4,268,238)	(11,852,232)	(321,962)	—

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	14,266,996	7,932,747	—	—
GS4 shares	25,535,233	44,732,850	90,628,091	175,910
GS6 shares	195,831	520,858	—	—
GS8 shares	81,660	52,202	—	—
Reinvestment of dividends and distributions
GS2 shares	1,141,951	2,548,084	—	—
GS4 shares	2,982,265	8,670,638	—	—
GS6 shares	143,849	438,448	321,932	—
GS8 shares	—	176,838	—	—

Total proceeds from shares sold and reinvested	44,347,785	65,072,665	90,950,023	175,910

Value of shares redeemed
GS2 shares	(6,935,607)	(5,326,752)	—	—
GS4 shares	(74,243,958)	(42,290,763)	(70,194,845)	(25,189)
GS6 shares	(2,319,396)	(105,112)	—	—
GS8 shares	(6,840,747)	(16,915)	—	—

Total value of shares redeemed	(90,339,708)	(47,739,542)	(70,194,845)	(25,189)

Net increase (decrease) from capital share transactions (See Footnote 7)	(45,991,923)	17,333,123	20,755,178	150,721

Total increase (decrease) in net assets	(14,437,065)	79,026,256	10,809,025	555,364

Net Assets:
Beginning of Period	561,545,076	482,518,820	107,035,450	106,480,086

End of Period*	$547,108,011	$561,545,076	$117,844,475	$107,035,450

* Including undistributed (distributions in excess of) net investment income	$105,544	$39,815	$136,749	$—

See Notes to Financial Statements.

134

Value Equity Fund		Growth Equity Fund		Small Cap Equity Fund		International Equity Fund
For the Six Months Ended 06/30/07 (Unaudited)	For the Year Ended 12/31/06	For the Six Months Ended 06/30/07 (Unaudited)	For the Year Ended 12/31/06	For the Six Months Ended 06/30/07 (Unaudited)	For the Year Ended 12/31/06	For the Six Months Ended 06/30/07 (Unaudited)	For the Year Ended 12/31/06
$12,030,617	$23,255,442	$(172,493)	$(1,702,251)	$460,378	$(1,150,662)	$16,782,856	$20,384,136
82,779,726	147,357,722	42,520,725	74,339,186	37,454,272	54,810,682	131,549,287	155,451,985
23,829,876	90,837,349	61,176,233	(66,891,553)	11,311,560	6,655,443	10,447,294	121,230,851

118,640,219	261,450,513	103,524,465	5,745,382	49,226,210	60,315,463	158,779,437	297,066,972

(2,725,881)	(4,415,960)	—	—	—	—	—	(4,337,809)
(8,931,864)	(18,405,273)	—	—	—	—	—	(20,582,825)
(198,603)	(348,342)	—	—	—	—	—	(419,099)
—	(111,201)	—	—	—	—	—	(114,866)
(1,831,824)	(26,469,711)	—	—	—	(7,266,322)	—	(22,414,884)
(6,874,105)	(127,117,029)	—	—	—	(38,915,250)	—	(119,856,372)
(160,483)	(2,615,565)	—	—	—	(1,946,822)	—	(2,709,902)
—	(992,929)	—	—	—	(718,391)	—	(889,165)

(20,722,760)	(180,476,010)	—	—	—	(48,846,785)	—	(171,324,922)

41,725,454	11,350,209	41,173,836	18,448,736	11,510,371	8,276,686	62,651,247	16,785,257
85,927,359	55,916,491	68,321,906	73,453,988	31,266,074	60,055,857	129,515,683	100,447,788
623,027	79,937	250,435	375,355	248,181	213,366	515,870	330,919
180,040	269,845	82,218	97,250	66,601	127,287	179,320	159,389
4,553,766	30,795,143	—	—	—	7,266,323	—	26,683,375
15,804,874	145,514,189	—	—	—	38,912,441	(34)	140,427,878
359,086	2,963,907	—	—	—	1,946,822	—	3,129,000
—	1,104,130	—	—	—	718,391	—	1,004,032

149,173,606	247,993,851	109,828,395	92,375,329	43,091,227	117,517,173	192,862,086	288,967,638

(13,177,107)	(14,490,017)	(8,135,156)	(11,648,012)	(5,216,481)	(10,679,211)	(16,060,797)	(33,456,390)
(129,838,282)	(129,899,750)	(101,341,968)	(97,743,433)	(43,517,947)	(87,995,931)	(138,573,937)	(217,111,405)
(739)	(15,502)	(62,775)	(68,887)	(17,502)	(197)	(40,196)	(20,378)
(7,715,236)	(33,300)	(6,319,878)	(10,826)	(7,120,943)	(30,749)	(8,816,906)	(24,684)

(150,731,364)	(144,438,569)	(115,859,777)	(109,471,158)	(55,872,873)	(98,706,088)	(163,491,836)	(250,612,857)

(1,557,758)	103,555,282	(6,031,382)	(17,095,829)	(12,781,646)	18,811,085	29,370,250	38,354,781

96,359,701	184,529,785	97,493,083	(11,350,447)	36,444,564	30,279,763	188,149,687	164,096,831

1,641,355,788	1,456,826,003	1,540,480,613	1,551,831,060	576,925,712	546,645,949	1,486,515,714	1,322,418,883

$1,737,715,489	$1,641,355,788	$1,637,973,696	$1,540,480,613	$613,370,276	$576,925,712	$1,674,665,401	$1,486,515,714

$256,225	$81,956	$(172,493)	$—	$460,378	$—	$5,498,169	$(11,284,687)

See Notes to Financial Statements.

135

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains		Net Asset Value, End of Period	Total Return (2)	Net Assets, End of Period (000)	Ratios to Average Net Assets (1)					Portfolio Turnover Rate (2)
												Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction	Investment Income, Net	Investment Income, Excluding Waivers and Expense Reduction
Money Market Fund
GS2 Class
2007(3)	$1.00	$0.03		$—	†	$(0.03)	$—		$1.00	2.56%	$108,961	0.26%	0.26%	0.26%	5.10%	5.10%	N/A
2006	1.00	0.05		—	†	(0.05)	—		1.00	4.92	100,559	0.26	0.26	0.26	4.82	4.82	N/A
2005	1.00	0.03		—	†	(0.03)	—		1.00	3.07	93,103	0.27	0.27	0.26	3.03	3.04	N/A
2004	1.00	0.01		—	†	(0.01)	—		1.00	1.19	61,374	0.27	0.27	0.27	1.17	1.17	N/A
2003	1.00	0.01		—	†	(0.01)	—	†	1.00	1.04	63,373	0.27	0.27	0.28	0.91	0.90	N/A
2002	1.00	0.02		—		(0.02)	—	†	1.00	1.80	5,493	0.25	0.25	0.55	1.75	1.45	N/A
GS4 Class
2007(3)	$1.00	$0.02		$—	†	$(0.02)	$—		$1.00	2.46%	$979,084	0.45%	0.45%	0.45%	4.91%	4.91%	N/A
2006	1.00	0.05		—	†	(0.05)	—		1.00	4.72	930,582	0.46	0.46	0.46	4.64	4.64	N/A
2005	1.00	0.03		—	†	(0.03)	—		1.00	2.88	766,322	0.46	0.46	0.46	2.84	2.84	N/A
2004	1.00	0.01		—	†	(0.01)	—		1.00	0.99	838,087	0.46	0.46	0.45	0.98	0.99	N/A
2003	1.00	0.01		—	†	(0.01)	—	†	1.00	0.85	853,062	0.45	0.45	0.45	0.84	0.84	N/A
2002	1.00	0.02		—		(0.02)	—	†	1.00	1.60	906,302	0.45	0.44	0.50	1.58	1.52	N/A
GS6 Class
2007(3)	$1.00	$0.02		$—	†	$(0.02)	$—		$1.00	2.26%	$5,425	0.87%	0.87%	0.89%	4.50%	4.48%	N/A
2006	1.00	0.04		—	†	(0.04)	—		1.00	4.29	4,784	0.87	0.87	1.09	4.21	3.99	N/A
2005	1.00	0.02		—	†	(0.02)	—		1.00	2.50	4,587	0.83	0.83	1.43	2.47	1.87	N/A
2004	1.00	0.01		—	†	(0.01)	—		1.00	0.73	4,476	0.72	0.72	1.09	0.68	0.31	N/A
2003	1.00	0.01		—	†	(0.01)	—	†	1.00	0.57	8,035	0.73	0.73	0.91	0.61	0.43	N/A
2002	1.00	0.01		—		(0.01)	—	†	1.00	1.38	16,538	0.65	0.65	0.77	1.35	1.23	N/A
Low-Duration Bond Fund
GS2 Class
2007(3)	$8.89	$0.20	#	$(0.05)		$(0.25)	$—		$8.79	1.70%	$130,155	0.45%	0.45%	0.48%	4.61%	4.58%	108%
2006	9.06	0.38	#	(0.03)		(0.52)	—		8.89	3.94	105,991	0.45	0.45	0.47	4.22	4.20	168
2005	9.32	0.30	#	(0.15)		(0.41)	—	†	9.06	1.60	104,681	0.45	0.45	0.48	3.30	3.27	196
2004	9.51	0.21	#	(0.07)		(0.28)	(0.05)		9.32	1.47	59,777	0.45	0.45	0.49	2.22	2.18	289
2003	9.76	0.22	#	0.03		(0.37)	(0.13)		9.51	2.61	53,726	0.45	0.45	0.50	2.30	2.25	179
2002	9.85	0.37	#	0.19		(0.50)	(0.15)		9.76	5.89	6,320	0.46	0.45	0.78	3.71	3.38	182
GS4 Class
2007(3)	$12.63	$0.28	#	$(0.07)		$(0.24)	$—		$12.60	1.67%	$644,789	0.61%	0.61%	0.67%	4.43%	4.37%	108%
2006	12.66	0.58	#	(0.11)		(0.50)	—		12.63	3.75	697,687	0.61	0.61	0.66	4.05	4.00	168
2005	12.87	0.40	#	(0.22)		(0.39)	—	†	12.66	1.39	789,077	0.61	0.61	0.67	3.13	3.07	196
2004	13.00	0.27	#	(0.09)		(0.26)	(0.05)		12.87	1.38	789,866	0.61	0.61	0.67	2.06	2.00	289
2003	13.16	0.32	#	—		(0.35)	(0.13)		13.00	2.45	727,265	0.61	0.61	0.67	2.43	2.37	179
2002	13.06	0.46	#	0.27		(0.48)	(0.15)		13.16	5.71	763,987	0.62	0.61	0.72	3.50	3.39	182
GS6 Class
2007(3)	$8.93	$0.18	#	$(0.05)		$(0.23)	$—		$8.83	1.43%	$5,282	1.00%	1.00%	1.31%	4.04%	3.73%	108%
2006	9.09	0.60	#	(0.30)		(0.46)	—		8.93	3.43	5,159	1.00	1.00	1.05	3.63	3.58	168
2005	9.36	0.25	#	(0.16)		(0.36)	—	†	9.09	0.96	11,380	0.94	0.94	1.05	2.74	2.63	196
2004	9.54	0.17	#	(0.06)		(0.24)	(0.05)		9.36	1.17	16,087	0.85	0.85	0.90	1.82	1.77	289
2003	9.79	0.21	#	—		(0.33)	(0.13)		9.54	2.20	22,452	0.85	0.84	0.87	2.18	2.15	179
2002	9.86	0.33	#	0.22		(0.47)	(0.15)		9.79	5.70	20,985	0.79	0.79	0.93	3.35	3.21	182

†	Amount represents less than $0.005 per share.

#	Calculated using the average shares outstanding method.

(1)	Annualized.

(2)	Not annualized.

(3)	For the six months ended June 30, 2007.

(4)	Inception date was December 29, 2006.

See Notes to Financial Statements.

136

	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Net Asset Value, End of Period	Total Return (2)	Net Assets, End of Period (000)	Ratios to Average Net Assets (1)					Portfolio Turnover Rate (2)
												Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction	Investment Income, Net	Investment Income, Excluding Waivers and Expense Reduction
Medium-Duration Bond Fund
GS2 Class
2007(3)	$8.52	$0.21	#	$(0.17)	$(0.29)	$—	$—		$8.27	0.45%	$140,314	0.50%	0.50%	0.48%	4.95%	4.97%	216%
2006	8.71	0.39	#	(0.01)	(0.57)	—	—		8.52	4.50	113,051	0.50	0.50	0.50	4.60	4.60	440
2005	9.06	0.34	#	(0.10)	(0.53)	(0.06)	—		8.71	2.62	100,800	0.50	0.50	0.53	3.84	3.81	465
2004	9.24	0.28	#	0.21	(0.45)	(0.22)	—		9.06	5.34	52,865	0.50	0.50	0.53	2.97	2.94	372
2003	9.47	0.28	#	0.36	(0.58)	(0.29)	—		9.24	6.80	46,521	0.50	0.50	0.55	2.96	2.91	458
2002	9.65	0.46	#	0.40	(0.67)	(0.37)	—		9.47	9.25	7,218	0.51	0.50	0.82	4.77	4.45	543
GS4 Class
2007(3)	$13.42	$0.32	#	$(0.27)	$(0.28)	$—	$—		$13.19	0.38%	$1,044,496	0.62%	0.62%	0.67%	4.81%	4.76%	216%
2006	13.40	0.60	#	(0.03)	(0.55)	—	—		13.42	4.37	1,108,958	0.62	0.62	0.69	4.48	4.41	440
2005	13.63	0.50	#	(0.16)	(0.51)	(0.06)	—		13.40	2.50	981,935	0.62	0.62	0.71	3.71	3.62	465
2004	13.58	0.39	#	0.31	(0.43)	(0.22)	—		13.63	5.20	853,377	0.62	0.62	0.72	2.85	2.75	372
2003	13.54	0.46	#	0.43	(0.56)	(0.29)	—		13.58	6.62	741,743	0.62	0.62	0.71	3.37	3.28	458
2002	13.37	0.62	#	0.57	(0.65)	(0.37)	—		13.54	9.15	767,926	0.63	0.62	0.77	4.62	4.47	543
GS6 Class
2007(3)	$8.59	$0.19	#	$(0.18)	$(0.27)	$—	$—		$8.33	0.11%	$13,807	1.00%	1.00%	0.96%	4.43%	4.47%	216%
2006	8.78	0.35	#	(0.02)	(0.52)	—	—		8.59	3.89	13,709	1.05	1.05	1.05	4.05	4.05	440
2005	9.12	0.29	#	(0.09)	(0.48)	(0.06)	—		8.78	2.18	13,195	1.00	1.00	1.06	3.29	3.21	465
2004	9.30	0.24	#	0.21	(0.41)	(0.22)	—		9.12	4.88	16,524	0.90	0.90	0.95	2.61	2.56	372
2003	9.53	0.29	#	0.31	(0.54)	(0.29)	—		9.30	6.33	22,640	0.90	0.90	0.96	3.03	2.97	458
2002	9.70	0.42	#	0.41	(0.63)	(0.37)	—		9.53	8.90	19,289	0.90	0.90	1.03	4.37	4.24	543
Extended-Duration Bond Fund
GS2 Class
2007(3)	$8.13	$0.20	#	$(0.18)	$(0.30)	$(0.13)	$—		$7.72	0.20%	$69,997	0.55%	0.55%	0.55%	4.95%	4.95%	4%
2006	8.44	0.40	#	(0.03)	(0.65)	(0.03)	—		8.13	4.75	59,916	0.57	0.57	0.57	4.91	4.91	100
2005	8.90	0.44	#	0.04	(0.68)	(0.26)	—		8.44	5.65	57,372	0.56	0.56	0.57	4.90	4.89	38
2004	9.23	0.47	#	0.27	(0.76)	(0.31)	—		8.90	8.49	32,309	0.57	0.57	0.57	5.17	5.17	66
2003	9.64	0.54	#	0.51	(0.79)	(0.67)	—		9.23	11.32	29,004	0.59	0.59	0.60	5.49	5.48	121
2002	9.84	0.65		0.29	(0.90)	(0.24)	—		9.64	10.27	6,506	0.64	0.64	0.88	6.47	6.23	45
GS4 Class
2007(3)	$14.81	$0.35	#	$(0.32)	$(0.29)	$(0.13)	$—		$14.42	0.16%	$466,416	0.73%	0.73%	0.74%	4.76%	4.75%	4%
2006	14.82	0.69	#	(0.04)	(0.63)	(0.03)	—		14.81	4.56	467,877	0.73	0.73	0.76	4.75	4.72	100
2005	14.93	0.71	#	0.10	(0.66)	(0.26)	—		14.82	5.54	393,851	0.73	0.73	0.76	4.72	4.69	38
2004	14.78	0.75	#	0.45	(0.74)	(0.31)	—		14.93	8.37	399,459	0.73	0.73	0.75	5.01	4.99	66
2003	14.62	0.83	#	0.77	(0.77)	(0.67)	—		14.78	11.19	385,110	0.73	0.73	0.75	5.46	5.44	121
2002	14.37	0.90		0.47	(0.88)	(0.24)	—		14.62	10.03	401,198	0.73	0.73	0.82	6.29	6.20	45
GS6 Class
2007(3)	$8.13	$0.18	#	$(0.18)	$(0.28)	$(0.13)	$—		$7.72	(0.01)%	$15,761	1.00%	1.00%	1.00%	4.48%	4.48%	4%
2006	8.44	0.36	#	(0.03)	(0.61)	(0.03)	—		8.13	4.09	15,730	1.08	1.08	1.08	4.39	4.39	100
2005	8.89	0.39	#	0.05	(0.63)	(0.26)	—		8.44	5.19	15,100	1.09	1.09	1.09	4.37	4.37	38
2004	9.22	0.44	#	0.27	(0.73)	(0.31)	—		8.89	8.05	24,043	0.98	0.98	0.96	4.76	4.78	66
2003	9.63	0.52	#	0.50	(0.76)	(0.67)	—		9.22	10.95	27,978	0.93	0.93	0.94	5.25	5.24	121
2002	9.83	0.62		0.29	(0.87)	(0.24)	—		9.63	9.93	24,812	0.91	0.91	1.03	6.18	6.06	45
Global Bond Fund
GS4 Class
2007	$10.12	$0.29		$(0.14)	$(0.22)	$—	$—		$10.05	1.43%	$118,553	0.77%	0.77%	0.76%	5.73%	5.74%	123%
2006(4)	10.12	—	†	— †	— †	—	—	†	10.12	0.04	104,635	1.04	1.04	1.42	4.32	3.94	—

See Notes to Financial Statements.

137

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated

												Ratios to Average Net Assets (1)
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Excess Distribution/ Return of Capital		Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction	Investment Income/ (Loss), Net	Investment Income/ (Loss), Excluding Waivers and Expense Reduction	Portfolio Turnover Rate (2)
Equity Index Fund
GS2 Class
2007(3)	$11.08	$0.10	#	$0.66	$(0.15)	$—	$—		$11.69	6.90%	$87,753	0.22%	0.22%	0.22%	1.73%	1.73%	2%
2006	9.96	0.18	#	1.33	(0.28)	(0.11)	—		11.08	15.37	74,634	0.23	0.23	0.23	1.74	1.74	5
2005	9.78	0.16	#	0.30	(0.24)	(0.04)	—		9.96	4.80	62,214	0.23	0.23	0.24	1.63	1.62	6
2004	9.08	0.16	#	0.81	(0.27)	—	—	†	9.78	10.77	36,148	0.25	0.25	0.23	1.75	1.77	2
2003	7.22	0.12	#	1.91	(0.17)	—	—		9.08	28.19	33,009	0.25	0.25	0.28	1.46	1.43	2
2002	9.58	0.14		(2.29)	(0.18)	(0.03)	—		7.22	(22.57)	4,737	0.25	0.25	0.60	1.40	1.05	3
GS4 Class
2007(3)	$19.17	$0.15	#	$1.15	$(0.14)	$—	$—		$20.33	6.77%	$446,300	0.40%	0.40%	0.42%	1.55%	1.53%	2%
2006	16.97	0.28	#	2.28	(0.25)	(0.11)	—		19.17	15.19	466,429	0.40	0.40	0.43	1.57	1.54	5
2005	16.47	0.24	#	0.51	(0.21)	(0.04)	—		16.97	4.61	402,865	0.40	0.40	0.43	1.46	1.43	6
2004	15.12	0.25	#	1.35	(0.25)	—	—		16.47	10.60	417,962	0.40	0.40	0.41	1.60	1.59	2
2003	11.93	0.18	#	3.16	(0.15)	—	—		15.12	28.03	382,067	0.40	0.40	0.44	1.33	1.29	2
2002	15.64	0.17		(3.69)	(0.16)	(0.03)	—		11.93	(22.59)	295,261	0.40	0.40	0.51	1.21	1.10	3
GS6 Class
2007(3)	$11.15	$0.08	#	$0.66	$(0.13)	$—	$—		$11.76	6.65%	$13,055	0.60%	0.60%	0.70%	1.35%	1.25%	2%
2006	10.02	0.14	#	1.34	(0.24)	(0.11)	—		11.15	14.97	14,233	0.60	0.60	0.78	1.37	1.19	5
2005	9.83	0.13	#	0.31	(0.21)	(0.04)	—		10.02	4.54	12,019	0.56	0.56	0.82	1.30	1.04	6
2004	9.14	0.13	#	0.81	(0.25)	—	—		9.83	10.37	11,502	0.45	0.45	0.72	1.41	1.14	2
2003	7.26	0.10	#	1.93	(0.15)	—	—		9.14	28.09	17,395	0.45	0.45	0.73	1.28	1.00	2
2002	9.63	0.13		(2.31)	(0.16)	(0.03)	—		7.26	(22.71)	12,890	0.45	0.45	0.81	1.21	0.85	3
Real Estate Securities Fund
GS4 Class
2007	$12.55	$0.04	#	$(0.71)	$(0.03)	$—	$—		$11.85	(5.32)%	$117,844	1.16%	1.16%	1.15%	0.63%	0.64%	69%
2006(4)	12.50	—	†	0.05	—	—	—		12.55	0.40	107,035	1.33	1.33	1.88	(1.16)	(1.71)	—
Value Equity Fund
GS2 Class
2007(3)	$10.62	$0.09	#	$0.70	$(0.14)	$(0.09)	$—		$11.18	7.44%	$226,564	0.71%	0.71%	0.71%	1.61%	1.61%	22%
2006	10.75	0.18	#	1.78	(0.28)	(1.81)	—		10.62	18.76	181,940	0.72	0.71	0.72	1.70	1.69	76
2005	11.44	0.20	#	0.65	(0.28)	(1.26)	—		10.75	7.40	156,279	0.73	0.72	0.73	1.72	1.71	54
2004	9.94	0.17	#	1.59	(0.26)	— †	—		11.44	17.83	75,123	0.75	0.74	0.74	1.64	1.64	56
2003	7.77	0.14	#	2.26	(0.23)	—	—		9.94	31.09	69,991	0.76	0.75	0.78	1.62	1.59	54
2002	9.64	0.16		(1.80)	(0.23)	—	—	†	7.77	(17.22)	5,265	0.76	0.72	1.06	1.77	1.43	70
GS4 Class
2007(3)	$18.65	$0.14	#	$1.21	$(0.12)	$(0.09)	$—		$19.79	7.25%	$1,491,478	0.90%	0.90%	0.90%	1.42%	1.42%	22%
2006	17.50	0.28	#	2.93	(0.25)	(1.81)	—		18.65	18.64	1,434,773	0.90	0.89	0.91	1.52	1.50	76
2005	17.74	0.28	#	0.99	(0.25)	(1.26)	—		17.50	7.13	1,279,940	0.90	0.89	0.93	1.53	1.49	54
2004	15.28	0.24	#	2.45	(0.23)	—	—		17.74	17.71	1,305,669	0.90	0.89	0.92	1.49	1.46	56
2003	11.85	0.21	#	3.43	(0.21)	—	—		15.28	30.84	1,152,116	0.90	0.88	0.94	1.59	1.53	54
2002	14.57	0.21		(2.73)	(0.20)	—	—	†	11.85	(17.37)	938,583	0.90	0.87	0.98	1.57	1.46	70
GS6 Class
2007(3)	$10.55	$0.06	#	$0.68	$(0.11)	$(0.09)	$—		$11.09	7.08%	$19,674	1.22%	1.22%	1.17%	1.10%	1.15%	22%
2006	10.69	0.12	#	1.78	(0.23)	(1.81)	—		10.55	18.21	17,798	1.24	1.23	1.24	1.18	1.17	76
2005	11.39	0.14	#	0.64	(0.22)	(1.26)	—		10.69	6.78	15,003	1.25	1.24	1.27	1.17	1.14	54
2004	9.90	0.12	#	1.59	(0.22)	—	—		11.39	17.35	17,968	1.15	1.14	1.22	1.20	1.12	56
2003	7.75	0.11	#	2.23	(0.19)	—	—		9.90	30.46	19,680	1.15	1.13	1.20	1.33	1.26	54
2002	9.61	0.15		(1.82)	(0.19)	—	—	†	7.75	(17.48)	13,987	1.15	1.11	1.29	1.38	1.20	70

†	Amount represents less than $0.005 per share.

#	Calculated using the average shares outstanding method.

(1)	Annualized.

(2)	Not annualized.

(3)	For the six months ended June 30, 2007.

(4)	Inception date was December 29, 2006.

See Notes to Financial Statements.

138

									Ratios to Average Net Assets (1)
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction	Investment Income/ (Loss), Net	Investment Income/ (Loss), Excluding Waivers and Expense Reduction	Portfolio Turnover Rate (2)
Growth Equity Fund
GS2 Class
2007(3)	$11.23	$0.01	$0.75	$—	$—	$11.99	6.77%	$226,853	0.90%	0.90%	0.90%	0.09%	0.09%	24%
2006	11.18	— †	0.05	—	—	11.23	0.45	179,852	0.89	0.88	0.90	0.00	(0.02)	48
2005	10.29	(0.03)	0.92	—	—	11.18	8.65	172,118	0.87	0.86	0.89	(0.10)	(0.13)	49
2004	9.16	— †	1.13	—	—	10.29	12.34	84,177	0.87	0.86	0.89	0.01	(0.02)	56
2003	7.07	(0.01)	2.10	—	—	9.16	29.56	79,547	0.81	0.79	0.85	(0.03)	(0.09)	77
2002	9.83	0.01	(2.77)	—	—	7.07	(28.08)	4,553	0.78	0.75	1.14	0.09	(0.30)	41
GS4 Class
2007(3)	$17.77	$— †	$1.20	$—	$—	$18.97	6.75%	$1,398,469	1.02%	1.02%	1.09%	(0.03)%	(0.10)%	24%
2006	17.71	(0.02)	0.08	—	—	17.77	0.34	1,343,147	1.01	1.00	1.09	(0.12)	(0.21)	48
2005	16.33	(0.04)	1.42	—	—	17.71	8.45	1,362,599	0.99	0.98	1.08	(0.22)	(0.32)	49
2004	14.55	(0.02)	1.80	—	—	16.33	12.23	1,405,754	0.99	0.98	1.08	(0.11)	(0.21)	56
2003	11.23	(0.01)	3.33	—	—	14.55	29.56	1,285,223	0.92	0.90	1.01	(0.07)	(0.18)	77
2002	15.63	(0.01)	(4.39)	—	—	11.23	(28.15)	1,049,709	0.90	0.88	1.02	(0.05)	(0.19)	41
GS6 Class
2007(3)	$10.99	$(0.02)	$0.73	$—	$—	$11.70	6.46%	$12,651	1.40%	1.40%	1.40%	(0.41)%	(0.41)%	24%
2006	10.99	(0.05)	0.05	—	—	10.99	—	11,706	1.41	1.40	1.48	(0.52)	(0.60)	48
2005	10.17	(0.09)	0.91	—	—	10.99	8.06	11,406	1.34	1.33	1.47	(0.57)	(0.71)	49
2004	9.08	(0.07)	1.16	—	—	10.17	12.00	13,780	1.24	1.23	1.44	(0.42)	(0.63)	56
2003	7.03	(0.02)	2.07	—	—	9.08	29.16	18,099	1.17	1.15	1.33	(0.33)	(0.51)	77
2002	9.81	(0.02)	(2.76)	—	—	7.03	(28.34)	12,503	1.15	1.12	1.36	(0.28)	(0.52)	41

Small Cap Equity Fund
GS2 Class
2007(3)	$11.33	$0.02 #	$0.98	$—	$—	$12.33	8.83%	$79,547	1.08%	1.08%	1.08%	0.29%	0.29%	53%
2006	11.40	(0.01)#	1.32	—	(1.38)	11.33	11.40	66,695	1.06	1.05	1.06	(0.05)	(0.06)	86
2005	12.51	(0.01)#	0.84	—	(1.94)	11.40	6.48	62,009	1.10	1.09	1.07	(0.06)	(0.04)	97
2004	11.52	(0.01)	1.74	—	(0.74)	12.51	15.04	28,639	1.18	1.15	1.20	(0.10)	(0.15)	148
2003	7.88	(0.03)	3.67	—	—	11.52	46.19	25,415	1.18	1.12	1.27	(0.26)	(0.41)	131
2002	10.12	(0.01)	(2.23)	—	—	7.88	(22.13)	4,869	1.18	1.11	1.60	(0.12)	(0.61)	160
GS4 Class
2007(3)	$16.00	$0.01 #	$1.38	$—	$—	$17.39	8.69%	$514,629	1.21%	1.21%	1.28%	0.16%	0.09%	53%
2006	15.61	(0.03)#	1.80	—	(1.38)	16.00	11.27	486,358	1.21	1.20	1.25	(0.20)	(0.25)	86
2005	16.48	(0.03)#	1.10	—	(1.94)	15.61	6.37	463,367	1.22	1.21	1.27	(0.19)	(0.26)	97
2004	14.99	(0.02)	2.25	—	(0.74)	16.48	14.89	432,763	1.25	1.22	1.37	(0.16)	(0.31)	148
2003	10.25	(0.04)	4.78	—	—	14.99	46.24	357,703	1.25	1.19	1.43	(0.34)	(0.58)	131
2002	13.18	(0.02)	(2.91)	—	—	10.25	(22.23)	232,992	1.25	1.19	1.51	(0.19)	(0.51)	160
GS6 Class
2007(3)	$11.00	$(0.01)#	$0.95	$—	$—	$11.94	8.55%	$19,194	1.57%	1.57%	1.54%	(0.20)%	(0.17)%	53%
2006	11.16	(0.07)#	1.29	—	(1.38)	11.00	10.84	17,483	1.58	1.57	1.57	(0.57)	(0.57)	86
2005	12.34	(0.06)#	0.82	—	(1.94)	11.16	6.00	15,577	1.57	1.56	1.59	(0.53)	(0.56)	97
2004	11.41	(0.08)	1.75	—	(0.74)	12.34	14.66	17,875	1.50	1.47	1.69	(0.43)	(0.65)	148
2003	7.83	(0.04)	3.62	—	—	11.41	45.72	22,520	1.50	1.44	1.70	(0.59)	(0.85)	131
2002	10.09	(0.04)	(2.22)	—	—	7.83	(22.40)	12,878	1.50	1.43	1.82	(0.44)	(0.83)	160

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated

												Ratios to Average Net Assets (1)
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction	Investment Income, Net	Investment Income, Excluding Waivers and Expense Reduction	Portfolio Turnover Rate (2)
International Equity Fund
GS2 Class
2007(3)	$15.80	$0.19	#	$1.51	$—	$—	$—		$17.50	10.76%	$271,677	0.97%	0.97%	1.06%	2.35%	2.26%	32%
2006	14.71	0.25		3.23	(0.35)	(2.04)	—		15.80	23.78	199,989	0.97	0.96	1.10	1.60	1.46	26
2005	12.93	0.29		1.99	(0.30)	(0.20)	—		14.71	17.66	176,819	0.97	0.95	1.12	1.59	1.43	30
2004	11.06	0.16		1.93	(0.22)	—	—		12.93	18.93	87,300	0.97	0.95	1.13	1.32	1.14	33
2003	8.26	0.08	#	2.90	(0.18)	—	—		11.06	36.06	50,390	0.97	0.95	1.14	0.86	0.67	33
2002	9.50	0.11		(1.22)	(0.13)	—	—	†	8.26	(11.72)	5,416	0.96	0.93	1.43	1.29	0.79	30
GS4 Class
2007(3)	$19.09	$0.21	#	$1.82	$—	$—	$—		$21.12	10.63%	$1,376,131	1.15%	1.15%	1.25%	2.15%	2.05%	32%
2006	17.37	0.26		3.82	(0.32)	(2.04)	—		19.09	23.58	1,254,839	1.15	1.14	1.29	1.43	1.28	26
2005	15.20	0.23		2.41	(0.27)	(0.20)	—		17.37	17.39	1,120,234	1.15	1.13	1.31	1.42	1.24	30
2004	12.96	0.17		2.26	(0.19)	—	—		15.20	18.80	1,072,556	1.15	1.13	1.31	1.22	1.04	33
2003	9.66	0.15	#	3.31	(0.16)	—	—		12.96	35.81	920,664	1.15	1.13	1.31	1.39	1.21	33
2002	11.09	0.11		(1.43)	(0.11)	—	—	†	9.66	(11.94)	698,704	1.15	1.12	1.35	1.00	0.77	30
GS6 Class
2007(3)	$15.59	$0.15	#	$1.48	$—	$—	$—		$17.22	10.46%	$26,857	1.45%	1.45%	1.51%	1.85%	1.79%	32%
2006	14.56	0.18		3.17	(0.28)	(2.04)	—		15.59	23.14	23,877	1.47	1.46	1.60	1.10	0.96	26
2005	12.80	0.13		2.06	(0.23)	(0.20)	—		14.56	17.15	19,123	1.45	1.43	1.64	1.11	0.91	30
2004	10.95	0.12		1.90	(0.17)	—	—		12.80	18.52	19,551	1.35	1.33	1.58	1.06	0.81	33
2003	8.19	0.10	#	2.80	(0.14)	—	—		10.95	35.47	20,434	1.36	1.34	1.50	1.14	0.98	33
2002	9.43	0.06		(1.21)	(0.09)	—	—	†	8.19	(12.18)	14,078	1.37	1.34	1.64	0.88	0.58	30

†	Amount represents less than $0.005 per share.

#	Calculated using the average shares outstanding method.

(1)	Annualized.

(2)	Not annualized.

(3)	For the six months ended June 30, 2007.

See Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. DESCRIPTION OF THE FUNDS

GuideStone Funds (the “Trust”) was organized as a Delaware statutory trust on March 2, 2000. The Trust has established twenty-four series (each a “Fund” and together, the “Funds”). Each Fund is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The MyDestination 2005, MyDestination 2015, MyDestination 2025, MyDestination 2035 and MyDestination 2045 Funds commenced operations on December 29, 2006.

The MyDestination 2005 Fund, MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund and MyDestination 2045 Fund are each referred to as a “Date Target Fund” and together are referred to as the “Date Target Funds.” The Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund, Global Equity Fund, Flexible Income Fund I, Growth & Income Fund I, Capital Opportunities Fund I and Global Equity Fund I are each referred to as a “Blended Fund” and together are referred to as the “Blended Funds.” The remaining Funds are each referred to as a “Select Fund” and are together referred to as the “Select Funds.” The Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund and Global Bond Fund are together referred to as the “Bond Funds.” The Equity Index Fund, Real Estate Securities Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity Fund are together referred to as the “Equity Funds.” The Money Market Fund is referred to as the “Money Market Fund.”

There are three classes of shares issued by the Funds —the GS2 Class, the GS4 Class and the GS6 Class, except for the Global Bond Fund and the Real Estate Securities Fund, which issued the GS4 Class only, and the Date Target Funds, which issued the GS4 Class and the GS6 Class only. All classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Effective June 1, 2007, GS8 Class shares were no longer offered in any of the GuideStone Funds. GS8 Class shareholders redeemed or exchanged their shares for GS6 Class shares on June 1.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed income obligations, stocks and other investments. The Blended and Date Target Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Blended and Date Target Funds are commonly referred to as “Fund of Funds”.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

a. Valuation of Securities

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees. Non-exchange

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traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and asked prices available. Asset-backed and mortgage-backed securities are valued at the last bid price. Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price. Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost. Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Certain fixed income securities are valued by the sub-adviser using various methodologies. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, a Valuation Committee meeting may be called. The Trust uses Interactive Data (“ID”) as a third party fair valuation vendor. ID provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by ID in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by ID.

The Money Market Fund uses the amortized cost method, which approximates market value, to determine the value of its portfolio securities.

The Blended and Date Target Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.

b. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

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c. Derivative Financial Instruments

The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, the intended purchase of securities or to gain market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and this party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap

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and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities, associated with both option contracts and swap contracts. The Funds bear the market risk arising from any change in index values or interest rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Foreign Currency Options and Futures — The International Equity Fund, Small Cap Equity Fund and the Bond Funds may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

TBAs — The Bond Funds and the Small Cap Equity Fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described under “Valuation of Securities” above.

Dollar Rolls — During the six months ended June 30, 2007, the Trust entered into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

Swap Agreements — Each Select Fund may enter into swap agreements. The Equity Funds may enter into equity swap contracts, the Bond Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps, the International Equity and Bond Funds may enter into currency swaps and each Select Fund may enter into total return swaps.

Swap agreements are the exchange of one security or asset for another. A swap may be entered into in order to, among other things, change the maturity of a fund’s portfolio, to protect a fund’s value from changes in interest rates, to expose a fund to a different security or market, or to help a fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index, or that the

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counterparty will not fulfill its obligation under the agreement. Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities may be set aside as collateral by the Fund’s custodian.

d. Foreign Currency Translations

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

e. Dividends and Distributions to Shareholders

Dividends from net investment income for the Money Market Fund are declared daily and paid monthly. Dividends from net investment income for the Bond Funds are declared and paid monthly. Dividends from net investment income, if any, for the Equity Index Fund, Real Estate Securities Fund, Growth Equity Fund and Value Equity Fund are declared and paid semi-annually. Dividends from net investment income, if any, for the Small Cap Equity Fund, International Equity Fund, the Blended Funds and the Date Target Funds are declared and paid annually. Net realized capital gains, if any, will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

f. Security Transactions, Income and Realized Gains and Losses

Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily, including the amortization of market premium and the accretion of market discount. Realized gains and losses from security transactions are identified on an identified cost basis.

g. Expenses

Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds of the Trust are generally allocated to each Fund in proportion to their relative net assets. Each class of shares bears its pro-rata portion of expenses attributable to its class, except that each class separately bears expenses related specifically to that class, such as printing, transfer agent, service and distribution fees.

h. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (REITs) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amount.

i. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Low-Duration Bond, Medium-Duration Bond and Small Cap Equity Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by cash equivalents deposited in an account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

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At June 30, 2007, the value of securities sold short in the Low-Duration Bond Fund and the Medium-Duration Bond Fund amounted to $989,063 and $12,434,998, respectively.

j. Loan Participations

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Bond Funds and the Small Cap Equity Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.

The Bond Funds and the Small Cap Equity Fund invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a. Investment Advisory Fees

Pursuant to a separate investment advisory agreement, GuideStone Capital Management (“GSCM” or “Investment Advisor”) acts as the Investment Advisor to the Funds. As Investment Advisor it supervises the investments of the Funds and for such services is paid a fee.

GSCM and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select Fund’s investments. Under the general supervision of GSCM, the sub-advisers make the day-to-day investment decisions for the Select Funds and for such services each sub-adviser receives a fee from the Funds.

The advisory fees paid to GSCM and aggregate sub-advisory fees paid to the sub-advisers, listed at the end of this report, are computed daily based upon the net assets of each Fund. The actual advisory and sub-advisory fees accrued during the six months ended June 30, 2007, based upon average daily net assets, were as follows:

Fund	Advisory Fees	Sub-Adviser Fees
MyDestination 2005	0.10%	—
MyDestination 2015	0.10%	—
MyDestination 2025	0.10%	—
MyDestination 2035	0.10%	—
MyDestination 2045	0.10%	—
Flexible Income	0.10%	—
Growth & Income	0.10%	—
Capital Opportunities	0.10%	—
Global Equity	0.10%	—
Flexible Income I	0.10%	—
Growth & Income I	0.10%	—
Capital Opportunities I	0.10%	—
Global Equity I	0.10%	—
Money Market	0.14%	0.07%
Low-Duration Bond	0.20%	0.21%
Medium-Duration Bond	0.23%	0.20%
Extended-Duration Bond	0.27%	0.21%
Global Bond	0.21%	0.20%
Equity Index	0.14%	0.02%
Real Estate Securities	0.30%	0.58%
Value Equity	0.43%	0.24%
Growth Equity	0.48%	0.38%
Small Cap Equity	0.30%	0.71%
International Equity	0.47%	0.47%

146

For the six months ended June 30, 2007, advisory fees and waivers for each Fund were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
MyDestination 2005	$8,209	$(63,999)	$(55,790)
MyDestination 2015	21,669	(53,222)	(31,553)
MyDestination 2025	12,669	(60,313)	(47,644)
MyDestination 2035	5,217	(66,309)	(61,092)
MyDestination 2045	2,611	(68,571)	(65,960)
Flexible Income	156,666	(63,185)	93,481
Growth & Income	678,857	(11,451)	667,406
Capital Opportunities	558,801	(18,714)	540,087
Global Equity	512,967	(22,830)	490,137
Flexible Income I	32,666	(22,431)	10,235
Growth & Income I	164,087	29,663	193,750
Capital Opportunities I	118,122	8,582	126,704
Global Equity I	94,320	10	94,330
Money Market	746,241	1,625	747,866
Low-Duration Bond	804,042	(270,213)	533,829
Medium-Duration Bond	1,409,716	(368,156)	1,041,560
Extended-Duration Bond	740,752	(26,424)	714,328
Global Bond	114,845	(7,130)	107,715
Equity Index	386,406	(66,068)	320,338
Real Estate Securities	216,229	(3,339)	212,890
Value Equity	3,599,380	(64,804)	3,534,576
Growth Equity	3,801,290	(553,684)	3,247,606
Small Cap Equity	883,317	(188,653)	694,664
International Equity	3,624,799	(824,391)	2,800,408

b. Distribution and Shareholder Servicing Fees

The Board of Trustees has adopted Shareholder Service Plans for the GS4 and GS6 Class of each Select Fund and the GS6 Class of each Blended and Date Target Fund (“Service Plans”) and a separate Plan of Distribution for the GS6 Class of each Select Fund, Blended Fund and Date Target Fund pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”).

Under the Service Plans, the GS4 and GS6 Class of each Select Fund and the GS6 Class of each applicable Blended and Date Target Fund are authorized to pay fees to parties that provide services for and maintain shareholder accounts. The GS4 and GS6 Class of each Select Fund are authorized to pay service fees of 0.19% and 0.30% of average daily net assets, respectively. The GS6 Class of each applicable Blended and Date Target Fund is authorized to pay service fees of 0.11% of average daily net assets.

Under the 12b-1 Plan, the assets of each Select Fund, Blended Fund and Date Target Fund may be used to compensate GuideStone Financial Resources, the Distributor or others for certain expenses relating to the distribution of shares of the Funds to investors. Under the 12b-1 Plan, the maximum amount payable as a percentage of average daily net assets on an annual basis is 0.10% by the GS6 Class of each Select Fund, Blended Fund and Date Target Fund.

c. Expense Limitation

GSCM has agreed, through April 30, 2008, to waive fees and reimburse expenses of the GS2 Class, GS4 Class and GS6 Class of each Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of each class’s average daily net assets as follows:

Fund	GS2 Class	GS4 Class	GS6 Class
MyDestination 2005	NA	0.20%	0.50%
MyDestination 2015	NA	0.20%	0.50%
MyDestination 2025	NA	0.20%	0.50%
MyDestination 2035	NA	0.20%	0.50%
MyDestination 2045	NA	0.20%	0.50%
Flexible Income	NA	0.13%	0.50%
Growth & Income	NA	0.13%	0.60%
Capital Opportunities	NA	0.13%	0.70%
Global Equity	NA	0.13%	0.57%
Flexible Income I	0.17%	NA	NA
Growth & Income I	0.17%	NA	NA
Capital Opportunities I	0.17%	NA	NA
Global Equity I	0.17%	NA	NA
Money Market	0.27%	0.46%	0.87%
Low-Duration Bond	0.45%	0.61%	1.00%
Medium-Duration Bond	0.50%	0.62%	1.05%
Extended-Duration Bond	0.65%	0.73%	1.20%
Global Bond	NA	1.04%	NA
Equity Index	0.25%	0.40%	0.60%
Real Estate Securities	NA	1.33%	NA
Value Equity	0.76%	0.90%	1.30%
Growth Equity	0.90%	1.02%	1.42%
Small Cap Equity	1.14%	1.21%	1.61%
International Equity	0.97%	1.15%	1.50%

Each Fund in turn agrees to reimburse GSCM for any operating expenses in excess of the expense limitation paid, waived or assumed by GSCM for that Fund during the limitation period, provided GSCM would not be entitled to reimbursement for any amount that would cause operating expenses to exceed the expense limitation during the year in which the reimbursement would be made, and provided further that no amount will be reimbursed by the Fund more than three years after the year in which it was incurred or waived by GSCM.

147

At June 30, 2007, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	GS2 Class	GS4 Class	GS6 Class
MyDestination 2005	NA	$45,678	$9,909
MyDestination 2015	NA	39,054	7,775
MyDestination 2025	NA	44,161	8,773
MyDestination 2035	NA	46,974	10,461
MyDestination 2045	NA	44,427	13,121
Flexible Income	NA	447,151	29,159
Growth & Income	NA	165,974	7,910
Capital Opportunities	NA	209,762	1,025
Global Equity	NA	244,369	7,090
Flexible Income I	$229,991	NA	NA
Growth & Income I	62,985	NA	NA
Capital Opportunities I	149,080	NA	NA
Global Equity I	167,046	NA	NA
Money Market	—	—	70,089
Low-Duration Bond	89,898	1,477,852	35,808
Medium-Duration Bond	—	2,212,148	13,477
Extended-Duration Bond	—	296,134	—
Global Bond	NA	—	NA
Equity Index	—	269,668	105,671
Real Estate Securities	NA	—	NA
Value Equity	—	564,257	9,904
Growth Equity	43,527	3,605,920	56,805
Small Cap Equity	—	978,787	37,592
International Equity	666,682	5,403,187	116,046

During the six months ended June 30, 2007, GSCM recaptured the following amounts:

	GS2 Class	GS4 Class	GS6 Class
Growth & Income	NA	—	$5,904
Capital Opportunities	NA	—	5,491
Global Equity	NA	—	5,259
Growth & Income I	29,663	NA	NA
Capital Opportunities I	8,582	NA	NA
Global Equity I	10	NA	NA
Global Bond	NA	3,296	NA
Medium-Duration Bond	11,522	—	2,804
Real Estate Securities	NA	4,866	NA
Value Equity	—	—	4,387
Small Cap Equity	—	—	2,500

d. Brokerage Service and Other Arrangements

The Investment Advisor directs the sub-advisers to place security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Equity Funds. During the six months ended June 30, 2007, no operating expenses were paid through the use of Brokerage Service Arrangements.

In addition, the Funds have entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended June 30, 2007, expenses reduced were as follows:

Fund	Reduction to Expenses
MyDestination 2005	$485
MyDestination 2015	485
MyDestination 2025	485
MyDestination 2035	492
MyDestination 2045	487
Flexible Income	967
Growth & Income	1,226
Capital Opportunities	1,082
Global Equity	1,306
Flexible Income I	668
Growth & Income I	899
Capital Opportunities I	1,026
Global Equity I	958
Money Market	2,159
Low-Duration Bond	196,864
Medium-Duration Bond	164,027
Extended-Duration Bond	787
Global Bond	4,233
Equity Index	1,357
Real Estate Securities	977
Value Equity	1,804
Growth Equity	3,143
Small Cap Equity	609
International Equity	3,512

e. Administrator, Transfer Agent and Distributor

Certain employees of PFPC Inc. (“PFPC”), an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), are officers of the Funds. PFPC serves as Administrator and Transfer agent of the Funds.

148

For its services as Administrator, PFPC is entitled to receive fees, computed daily and paid monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, currently range between .004% and .02% of average daily net assets. For its services as Transfer Agent, PFPC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended, PFPC received $2,726,955 in aggregate fees and expenses for services rendered under the various agreements described above.

PFPC Distributors, Inc. (“PDI”), also an indirect, wholly owned subsidiary of PNC, serves as the Distributor for the Funds. The Funds do not pay any fees to PDI in its capacity as Distributor.

4. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. Government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust. At June 30, 2007, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Collateral
Low-Duration Bond	$29,842,022	$30,551,681
Medium-Duration Bond	177,713,309	188,369,223
Extended-Duration Bond	273,250,971	279,381,625
Global Bond	28,294,574	29,190,424
Equity Index	47,279,785	48,629,226
Real Estate Securities	38,724,071	39,882,340
Value Equity	155,554,597	161,083,836
Growth Equity	154,332,992	157,653,595
Small Cap Equity	260,723,744	269,463,045
International Equity	202,685,308	212,284,295

5. 10% SHAREHOLDERS

The Date Target and Blended Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments made by each Date Target and Blended Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At June 30, 2007, the Blended Funds were the owner of record of the following approximate percentages of the total outstanding shares of the underlying funds as detailed below:

GS2 Class	Flexible Income Fund I	Growth & Income Fund I	Capital Opportunities Fund I	Global Equity Fund I
Low-Duration Bond	37.33%	39.07%	14.00%	—
Medium-Duration Bond	—	59.33	21.41	—
Extended-Duration Bond	—	47.21	16.74	—
Equity Index	1.27	12.84	14.10	15.01%
Value Equity	2.16	22.00	24.31	26.08
Growth Equity	2.18	22.18	24.39	26.19
Small Cap Equity	1.65	16.11	17.48	18.42
International Equity	1.45	16.23	17.30	18.33

GS4 Class	Flexible Income Fund	Growth & Income Fund	Capital Opportunities Fund	Global Equity Fund
Low-Duration Bond	35.81%	31.30%	12.69%	—
Medium-Duration Bond	—	31.62	12.91	—
Extended-Duration Bond	—	28.12	11.29	—
Equity Index	1.18	10.02	12.46	15.40%
Value Equity	1.56	13.26	16.59	20.67
Growth Equity	1.68	14.28	17.78	22.17
Small Cap Equity	1.21	9.89	12.15	14.87
International Equity	1.36	12.72	15.34	18.89

As of June 30, 2007, the Date Target Funds did not own 10% or more of the total outstanding shares of the underlying funds they invested in.

149

6. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales and maturities (other than short-term and U.S. Government obligations) for each Fund were as follows:

	Purchases	Sale and Maturity Proceeds
MyDestination 2005	$40,921,584	$88,400
MyDestination 2015	113,487,944	39,500
MyDestination 2025	71,612,750	29,900
MyDestination 2035	22,438,300	50,200
MyDestination 2045	8,207,100	333,400
Flexible Income	1,800,000	24,064,000
Growth & Income	10,500,000	130,749,000
Capital Opportunities	10,500,000	112,518,000
Global Equity	1,000,000	93,823,000
Flexible Income I	10,986,000	4,254,000
Growth & Income I	78,200,000	13,719,000
Capital Opportunities I	55,274,000	9,511,000
Global Equity I	48,787,000	6,714,000
Low-Duration Bond	570,382,906	680,244,229
Medium-Duration Bond	2,120,764,711	2,115,512,760
Extended-Duration Bond	15,335,467	5,315,441
Global Bond	158,230,308	130,647,250
Equity Index	12,537,019	56,276,965
Real Estate Securities	109,374,832	91,567,340
Value Equity	358,883,710	352,346,989
Growth Equity	361,544,875	366,005,596
Small Cap Equity	316,930,915	299,146,196
International Equity	509,788,515	482,649,586

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales and maturities of long-term U.S. Government obligations for each Fund were as follows:

	Purchases	Sale and Maturity Proceeds
Flexible Income	$14,278,232	$14,515,032
Growth & Income	46,306,695	48,499,182
Capital Opportunities	22,285,479	22,777,579
Flexible Income I	4,253,478	4,230,105
Growth & Income I	10,644,236	10,482,070
Capital Opportunities I	2,380,718	2,193,500
Low-Duration Bond	229,123,585	255,454,847
Medium-Duration Bond	693,054,115	831,950,573
Extended-Duration Bond	25,837,207	14,344,723
Global Bond	7,776,108	7,528,022
Small Cap Equity	14,269,737	—

150

Futures Contracts

Investments in securities as of June 30, 2007 included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

	Value of Collateral	Open Purchase (Sale) Contracts	Notional Value on Futures	Net Unrealized Gain (Loss) on Futures
Flexible Income Fund
September 2007 S&P 500®	$69,654	2	$757,700	$(18,285)

Growth & Income Fund
September 2007 S&P 500®	597,034	26	9,850,100	$(179,686)

Capital Opportunities Fund
September 2007 S&P 500®	726,391	34	12,880,900	$25,401

Global Equity Fund
September 2007 S&P 500®	756,243	40	15,154,000	$(80,365)

Flexible Income Fund I
September 2007 S&P 500® E-Mini	19,901	2	151,540	$936

Growth & Income Fund I
September 2007 S&P 500® E-Mini	208,962	33	2,500,410	$(15,852)

Capital Opportunities Fund I
September 2007 S&P 500® E-Mini	179,110	39	2,955,030	$(18,615)

Global Equity Fund I
September 2007 S&P 500® E-Mini	139,308	36	2,727,720	$(19,819)

Low-Duration Bond Fund
March 2008 90-Day Euro	187,757	949	224,889,275	$257,425
June 2008 90-Day Euro	556,855	2,422	574,165,375	(881,838)
September 2008 90-Day Euro	258,549	480	113,778,000	51,938
December 2008 90-Day Euro	161,611	548	129,848,600	88,593
June 2008 90-Day Sterling	96,581	492	115,681,466	(758,038)
September 2007 5-Year U.S. Treasury Note	149,773	(104)	70,981,281	167,320
September 2007 Euro-BOBL	232,800	209	30,043,838	(70,718)
September 2007 Euro-Bund	21,720	42	6,295,595	(71,310)
September 2007 2-Year U.S. Treasury Note	379,101	247	140,405,281	64,363
September 2007 10-Year U.S. Treasury Note	227,334	(1,267)	133,925,859	(487,843)
September 2007 U.S. Long Treasury Bond	18,442	(205)	22,088,750	(267,180)

				$(1,907,288)

Medium-Duration Bond Fund
March 2008 90-Day Euro	211,945	813	192,660,675	$86,940
June 2008 90-Day Euro	490,800	1,776	421,023,000	(1,644,135)
September 2008 90-Day Euro	99,572	417	98,844,638	82,088
December 2007 90-Day Euro	55,721	228	53,987,550	21,475
December 2008 90-Day Euro	27,880	114	27,012,300	61,275
October 2007 5-Year U.S. Treasury Note	51,323	(227)	31,535,672	(14,629)
March 2008 90-Day Sterling	—	30	7,055,254	(24,087)
June 2008 90-Day Sterling	272,768	1,124	264,280,422	(1,644,322)
December 2008 90-Day Sterling	41,017	169	39,740,355	(321,797)
September 2007 Euro-BOBL	310,400	275	39,531,366	(93,050)
September 2007 Euro-Bund	—	56	6,451,648	(81,519)
September 2007 10-Year U.S. Treasury Note	169,946	(605)	85,102,078	(125,485)
September 2007 U.S. Long Treasury Bond	39,863	(151)	33,079,250	(508,086)

				$(4,205,332)

151

	Value of Collateral	Open Purchase (Sale) Contracts	Notional Value on Futures	Net Unrealized Gain (Loss) on Futures
Global Bond Fund
December 2007 90-Day Euro	$67,978	44	$10,418,650	$(39,270)
March 2008 90-Day Euro	71,124	46	10,900,850	(51,404)
September 2007 Euro Bund	18,582	19	2,848,007	(24,693)
September 2007 10-Year U.S. Treasury Note	4,138	6	634,219	(5,763)
October 2007 5-Year U.S. Treasury Note	6,791	10	1,040,781	8,545

				$(112,585)

Equity Index Fund
September 2007 S&P 500®	1,049,785	37	14,017,450	$(181,489)

Real Estate Securities Fund
September 2007 Russell 2000® IMM-Mini	547,281	108	9,094,680	$(54,318)

Value Equity Fund
September 2007 S&P 500®	3,880,720	140	53,039,000	$(915,465)
September 2007 S&P 500® E-Mini	169,159	57	4,318,890	(27,803)

				$(943,268)

Growth Equity Fund
September 2007 S&P 500®	3,731,461	168	63,646,800	$(1,052,623)

Small Cap Equity Fund
September 2007 Russell 2000® IMM-Mini	2,706,131	3	66,862,741	$(724,835)
September 2007 5-Year U.S. Treasury Note	10,734	11	312,234	360
September 2007 10-Year U.S. Treasury Note	39,972	794	1,162,734	3,211

				$(721,264)

International Equity Fund
September 2007 DJ Euro Stoxx 50®	1,248,078	315	19,249,171	$117,996
September 2007 FTSE 100 Index®	795,139	92	12,263,467	(26,045)
September 2007 MSCI Pan-Euro®	185,645	115	4,105,664	62,915
September 2007 SPI 200®	474,437	55	7,317,273	(120,165)
September 2007 TOPIX Index®	734,495	81	11,677,157	(9,803)

				$24,898

Forward Foreign Currency Contracts

As of June 30, 2007, the following Funds have forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
07/18/07	New Zealand Dollars	1,113,479	U.S. Dollars	807,272	$(49,797)
07/24/07	U.S. Dollars	10,067,272	Japanese Yen	1,217,858,000	(142,632)
07/24/07	Japanese Yen	1,801,000	U.S. Dollars	14,677	(211)
07/24/07	Euro	1,820,000	Swedish Kronor	16,733,275	(15,686)
07/25/07	Euro	1,840,000	Norwegian Krone	14,939,010	42,013
07/26/07	Euro	22,204,000	U.S. Dollars	29,797,144	(283,324)
07/26/07	U.S. Dollars	2,777,201	Euro	2,050,000	14,897
08/09/07	British Pounds	265,000	U.S. Dollars	529,061	(2,789)

152

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
08/16/07	U.S. Dollars	5,851,000	Chinese Yuan	45,169,720	$119,061
09/06/07	U.S. Dollars	1,414,815	Swiss Francs	1,719,000	(23)
01/10/08	U.S. Dollars	1,781,705	Chinese Yuan	13,128,000	(13,051)
03/05/08	U.S. Dollars	3,915,000	Chinese Yuan	28,747,845	(14,605)

					$(346,147)

Medium-Duration Bond Fund
07/18/07	U.S. Dollars	304,763	Australian Dollars	359,663	$6,970
07/18/07	Australian Dollars	359,315	U.S. Dollars	304,475	(5,525)
07/24/07	U.S. Dollars	3,417,998	Japanese Yen	413,482,000	(48,482)
07/26/07	Euro	833,359	U.S. Dollars	1,123,351	(5,627)
07/26/07	Euro	41,194,000	U.S. Dollars	55,267,683	(539,145)
08/08/07	Canadian Dollars	667,776	U.S. Dollars	597,045	(30,451)
08/08/07	Euro	1,448,485	U.S. Dollars	1,980,557	17,348
08/09/07	Canadian Dollars	227,000	U.S. Dollars	212,367	(945)
08/09/07	British Pounds	1,994,000	U.S. Dollars	3,980,931	(20,985)
08/16/07	U.S. Dollars	6,143,000	Chinese Yuan	47,423,960	125,003
09/19/07	U.S. Dollars	2,828,000	Russian Rubles	74,079,460	60,580
01/10/08	U.S. Dollars	1,886,480	Chinese Yuan	13,900,000	(13,818)
01/11/08	U.S. Dollars	350,000	Russian Rubles	9,062,200	3,560
03/05/08	U.S. Dollars	1,750,000	Chinese Yuan	12,850,250	(6,529)

					$(458,046)

Global Bond Fund
08/08/07	Australian Dollars	2,166,544	U.S. Dollars	1,784,574	$(50,216)
08/08/07	Euro	1,742,885	U.S. Dollars	2,364,433	1,961
08/08/07	U.S. Dollars	1,341,606	Euro	989,863	4,281
08/08/07	British Pounds	1,900,000	U.S. Dollars	3,790,600	(22,720)
08/08/07	U.S. Dollars	8,613,980	Japanese Yen	1,081,407,800	(370,054)
08/08/07	Japanese Yen	71,733,160	U.S. Dollars	585,750	(28,247)
08/08/07	Mexican Pesos	27,994,878	U.S. Dollars	2,555,559	(29,769)
08/08/07	U.S. Dollars	1,127,842	Philippines Pesos	53,471,000	67
08/08/07	Philippines Pesos	53,471,000	U.S. Dollars	1,159,070	31,228
08/08/07	Turkish Lira	3,447,500	U.S. Dollars	2,588,602	26,132
08/08/07	U.S. Dollars	2,292,721	Turkish Lira	3,173,147	76,531
08/08/07	South African Rand	6,775,620	U.S. Dollars	953,480	(300)
08/08/07	Turkish Lira	784,197	Euro	425,000	(12,550)
08/14/07	Brazilian Real	4,418,745	U.S. Dollars	2,230,000	(46,679)
08/14/07	U.S. Dollars	912,579	Brazilian Real	1,771,200	12,580
08/14/07	U.S. Dollars	759,260	Korean Won	700,000,000	(313)

					$(408,068)

International Equity Fund
07/18/07	Japanese Yen	199,107,726	British Pounds	844,751	$74,688
07/18/07	Japanese Yen	190,822,968	British Pounds	804,787	61,916
07/31/07	British Pounds	10,194,500	U.S. Dollars	20,351,535	(111,513)

					$25,091

153

Options Written

Transactions in options written during the six months ended June 30, 2007 were as follows:

Low-Duration Bond Fund	Number of Contracts	Premiums Received
Options written, 12/31/06	4,652	$817,243

Options written	8,450	989,905
Options expired	(189)	(195,180)
Options closed	(3,533)	(487,701)

Options written, 06/30/07	9,380	$1,124,267

Medium-Duration Bond Fund	Number of Contracts	Premiums Received
Options written, 12/31/06	9,293	$1,044,466

Options written	9,679	1,036,459
Options expired	(2,467)	(272,466)
Options closed	(5,865)	(638,784)

Options written, 06/30/07	10,640	$1,169,675

7. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock were as follows:

	For the Period 12/29/06(1) to 06/30/07
	GS4	GS6	GS8
MyDestination 2005
Shares sold	4,165,574	106,482	102,780
Shares reinvested	—	—	—
Shares redeemed	(261,465)	(1,001)	(102,780)

Net increase	3,904,109	105,481	—

MyDestination 2015
Shares sold	11,164,446	120,673	113,014
Shares reinvested	—	—	—
Shares redeemed	(262,053)	(4,099)	(113,014)

Net increase	10,902,393	116,574	—

MyDestination 2025
Shares sold	7,021,334	150,934	130,123
Shares reinvested	—	—	—
Shares redeemed	(232,357)	(1,000)	(130,123)

Net increase	6,788,977	149,934	—

MyDestination 2035
Shares sold	2,281,076	114,443	110,187
Shares reinvested	—	—	—
Shares redeemed	(226,601)	(1,000)	(110,187)

Net increase	2,054,475	113,443	—

MyDestination 2045
Shares sold	943,248	107,537	104,251
Shares reinvested	—	—	—
Shares redeemed	(259,628)	(1,000)	(104,251)

Net increase	683,620	106,537	—

(1)	Commencement of operations.

154

	Six Months Ended June 30, 2007			Year Ended December 31, 2006
	GS4	GS6	GS8	GS4	GS6	GS8
Flexible Income Fund
Shares sold	1,534,521	38,581	8,171	3,656,910	1,952	20,520
Shares reinvested	2	—	—	965,157	79,237	33,701
Shares redeemed	(2,886,504)	(373)	(644,652)	(2,794,715)	(4)	(2,547)

Net increase (decrease)	(1,351,981)	38,208	(636,481)	1,827,352	81,185	51,674

Growth & Income Fund
Shares sold	2,274,263	355,056	49,264	6,656,150	108,276	242,284
Shares reinvested	(20)	—	—	5,184,934	136,009	70,158
Shares redeemed	(10,498,206)	(14,477)	(955,598)	(5,727,250)	(5,934)	(30,147)

Net increase (decrease)	(8,223,963)	340,579	(906,334)	6,113,834	238,351	282,295

Capital Opportunities Fund
Shares sold	1,453,117	318,227	80,894	3,141,769	92,585	177,712
Shares reinvested	(60)	—	—	4,554,611	80,040	68,198
Shares redeemed	(7,651,500)	(8,621)	(841,290)	(4,562,176)	(13)	(63,800)

Net increase (decrease)	(6,198,443)	309,606	(760,396)	3,134,204	172,612	182,110

Global Equity Fund
Shares sold	1,851,244	132,150	60,068	4,436,590	51,247	55,947
Shares reinvested	4	—	—	3,930,458	123,874	51,063
Shares redeemed	(6,750,890)	(7,060)	(657,471)	(6,254,366)	(5,418)	(17,766)

Net increase (decrease)	(4,899,642)	125,090	(597,403)	2,112,682	169,703	89,244

	GS2			GS2
Flexible Income Fund I
Shares sold	1,173,250			614,244
Shares reinvested	—			385,613
Shares redeemed	(511,482)			(648,186)

Net increase	661,768			351,671

Growth & Income Fund I
Shares sold	7,193,556			1,573,469
Shares reinvested	—			1,820,120
Shares redeemed	(1,464,753)			(1,411,973)

Net increase	5,728,803			1,981,616

Capital Opportunities Fund I
Shares sold	4,289,048			1,427,771
Shares reinvested	—			1,106,323
Shares redeemed	(705,862)			(722,160)

Net increase	3,583,186			1,811,934

Global Equity Fund I
Shares sold	3,590,135			749,622
Shares reinvested	—			811,924
Shares redeemed	(660,137)			(772,028)

Net increase	2,929,998			789,518

155

	Six Months Ended June 30, 2007				Year Ended December 31, 2006
	GS2	GS4	GS6	GS8	GS2	GS4	GS6	GS8
Money Market Fund
Shares sold	123,038,187	1,737,403,487	531,008	214,065	79,181,546	2,625,551,003	3	183,052
Shares reinvested	2,359,964	11,681,747	112,139	96,906	4,122,997	20,032,228	196,806	206,490
Shares redeemed	(116,995,304)	(1,700,579,458)	(1,777)	(5,768,409)	(75,848,387)	(2,481,322,504)	—	(77,413)

Net increase (decrease)	8,402,847	48,505,776	641,370	(5,457,438)	7,456,156	164,260,727	196,809	312,129

Low-Duration Bond Fund
Shares sold	3,057,456	3,166,799	6,716	299	1,297,497	7,540,226	1,126,024	1,110,208
Shares reinvested	402,797	1,001,219	14,923	10,905	677,209	2,479,092	59,684	27,560
Shares redeemed	(572,301)	(8,194,618)	(1,086)	(572,478)	(1,607,636)	(17,130,252)	(1,858,956)	(1,130,399)

Net increase (decrease)	2,887,952	(4,026,600)	20,553	(561,274)	367,070	(7,110,934)	(673,248)	7,369

Medium-Duration Bond Fund
Shares sold	3,512,536	4,818,975	8,054	2,619	1,671,942	12,489,105	1,025	5,732
Shares reinvested	551,707	1,688,524	51,630	15,364	801,315	3,170,861	93,047	34,362
Shares redeemed	(369,258)	(9,975,311)	(2)	(641,527)	(770,305)	(6,269,958)	(598)	(989)

Net increase (decrease)	3,694,985	(3,467,812)	59,682	(623,544)	1,702,952	9,390,008	93,474	39,105

Extended-Duration Bond Fund
Shares sold	1,625,501	2,513,371	3,595	636	928,267	8,351,957	—	2,034
Shares reinvested	462,790	890,706	102,598	29,671	580,534	1,230,516	146,627	49,077
Shares redeemed	(395,915)	(2,651,413)	(1)	(713,261)	(934,248)	(4,562,953)	—	(956)

Net increase (decrease)	1,692,376	752,664	106,192	(682,954)	574,553	5,019,520	146,627	50,155

Global Bond Fund(1)
Shares sold		1,435,479				1
Shares reinvested		229,849				4,189
Shares redeemed		(212,198)				—

Net increase		1,453,130				4,190

Equity Index Fund
Shares sold	1,270,567	1,268,171	16,306	7,212	760,927	2,502,116	46,073	4,865
Shares reinvested	97,770	146,765	12,243	—	237,789	469,656	40,598	16,350
Shares redeemed	(594,872)	(3,793,889)	(195,052)	(567,728)	(508,852)	(2,375,932)	(9,295)	(1,563)

Net increase (decrease)	773,465	(2,378,953)	(166,503)	(560,516)	489,864	595,840	77,376	19,652

156

	Six Months Ended June 30, 2007				Year Ended December 31, 2006
	GS2	GS4	GS6	GS8	GS2	GS4	GS6	GS8
Real Estate Securities Fund(1)
Shares sold		6,878,840				14,017
Shares reinvested		27,030				—
Shares redeemed		(5,490,828)				(2,008)

Net increase		1,415,042				12,009

Value Equity Fund
Shares sold	3,921,913	4,377,109	54,122	16,806	1,004,773	2,999,625	6,797	24,170
Shares reinvested	407,678	799,033	32,408	—	2,869,649	7,841,423	278,467	103,981
Shares redeemed	(1,186,306)	(6,761,556)	(68)	(666,653)	(1,286,505)	(7,023,963)	(1,460)	(2,985)

Net increase (decrease)	3,143,285	(1,585,414)	86,462	(649,847)	2,587,917	3,817,085	283,804	125,166

Growth Equity Fund
Shares sold	3,594,829	3,674,775	21,223	7,396	1,675,252	4,244,023	33,874	8,954
Shares reinvested	—	—	—	—	—	—	—	—
Shares redeemed	(692,048)	(5,510,351)	(5,617)	(536,812)	(1,061,893)	(5,622,252)	(6,212)	(1,013)

Net increase (decrease)	2,902,781	(1,835,576)	15,606	(529,416)	613,359	(1,378,229)	27,662	7,941

Small Cap Equity Fund
Shares sold	1,010,737	1,838,435	20,653	5,878	686,981	3,634,970	17,275	10,645
Shares reinvested	—	(2)	—	—	637,396	2,416,922	175,865	65,487
Shares redeemed	(441,606)	(2,638,888)	(1,599)	(591,970)	(880,093)	(5,341,920)	(16)	(2,722)

Net increase (decrease)	569,131	(800,455)	19,054	(586,092)	444,284	709,972	193,124	73,410

International Equity Fund
Shares sold	3,839,685	6,463,588	30,407	10,936	1,037,499	5,262,328	19,348	9,817
Shares reinvested	—	(2)	—	—	1,675,167	7,326,014	199,772	64,362
Shares redeemed	(968,869)	(7,035,442)	(2,421)	(513,033)	(2,075,826)	(11,343,731)	(1,299)	(1,494)

Net increase (decrease)	2,870,816	(571,856)	27,986	(502,097)	636,840	1,244,611	217,821	72,685

(1)	Inception date was December 29, 2006.

8. BANK BORROWINGS

The Trust, on behalf of and for the benefit of the Funds, has a credit agreement with Bank of America, N.A., dated December 1, 2006, whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The agreement permits borrowings up to $50 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Bank prime rate minus two percent or the Wall Street Journal LIBOR One Month Floating Rate plus 0.50%. Each Fund also pays a facility fee equal to its pro rata share of the amount of the credit facility at a rate of 0.12% per annum. None of the Funds had any outstanding borrowings during the six months ended June 30, 2007.

157

9. FEDERAL INCOME TAXES

Each Fund’s policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to “wash sale” transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, losses deferred due to wash sales, investments in Passive Foreign Investment Companies (“PFIC’s”) and excise tax regulations. Distributions during the year ended December 31, 2006 were characterized as follows for tax purposes:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
Flexible Income	$10,179,210	$3,665,564	—
Growth & Income	38,147,927	40,748,252	—
Capital Opportunities	24,736,064	51,235,371	—
Global Equity	17,264,066	53,666,488	—
Flexible Income I	2,665,895	1,272,521	—
Growth & Income I	11,122,184	10,020,990	—
Capital Opportunities I	6,171,476	8,479,337	—
Global Equity I	3,516,616	8,553,585	—
Money Market	42,093,683	—	—
Low-Duration Bond	38,289,007	—	—
Medium-Duration Bond	50,287,994	—	—
Extended-Duration Bond	23,061,143	1,213,320	—
Global Bond	37,349	—	$5,039
Equity Index	8,794,069	3,058,163	—
Value Equity	38,680,720	141,795,290	—
Small Cap Equity	16,751,192	32,095,593	—
International Equity	41,665,598	129,659,324	—

At December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain/ (Capital Loss Carryforward)	Net Unrealized Appreciation (Depreciation) on Investments
Flexible Income	$13,737	$5,039,842	$44,825,189
Growth & Income	134,394	39,127,651	230,265,012
Capital Opportunities	142,127	46,415,417	225,336,854
Global Equity	132,746	57,714,890	246,437,959
Flexible Income I	2,076	1,125,962	(1,713,540)
Growth & Income I	28,107	9,711,600	1,642,073
Capital Opportunities I	31,345	10,226,203	10,387,316
Global Equity I	21,343	10,189,838	9,384,791
Money Market	—	(8,532)	—
Low-Duration Bond	162,068	(18,445,864)	(3,485,920)
Medium-Duration Bond	1,281,343	(3,490,933)	(1,930,205)
Extended-Duration Bond	391,035	5,219,297	12,796,593
Global Bond	—	—	599,086
Equity Index	39,815	—	140,548,424
Real Estate Securities	—	—	13,702,844
Value Equity	3,335,335	5,601,254	310,460,901
Growth Equity	—	(159,767,108)	280,113,207
Small Cap Equity	3,554,302	7,555,381	70,387,086
International Equity	1,777,551	22,428,184	477,680,895

Post-October loss deferrals have been included in undistributed ordinary income and undistributed long-term capital gains, depending upon the character of the loss deferral.

For federal income tax purposes, capital loss carryovers and their expiration dates, were as follows as of December 31, 2006:

	Money Market	Low- Duration Bond	Medium- Duration Bond	Growth Equity
Expiring December 31,
2010	—	—	—	$36,470,601
2011	$2,028	—	—	123,296,507
2013	5,370	$9,988,046	$1,264,463	—
2014	1,134	8,457,818	2,226,470	—

Total	$8,532	$18,445,864	$3,490,933	$159,767,108

158

For federal income tax purposes, post-October loss deferrals, which will reverse in 2007, were as follows as of December 31, 2006:

	Capital	FX	Total
Money Market	$632	—	$632
Low-Duration Bond	1,070,013	$523,681	1,593,694
Global Bond	—	69,777	69,777
Equity Index	885,213	—	885,213
Real Estate Securities	21,659	—	21,659
International Equity	—	108,304	108,304

At June 30, 2007, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

Fund	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$143,491	$493,137	$(349,646)
MyDestination 2015	562,319	1,486,713	(924,394)
MyDestination 2025	454,208	974,839	(520,631)
MyDestination 2035	419,477	566,873	(147,396)
MyDestination 2045	263,562	325,118	(61,556)
Flexible Income	43,428,828	45,668,183	(2,239,355)
Growth & Income	225,533,047	236,154,240	(10,621,193)
Capital Opportunities	243,590,036	248,734,646	(5,144,610)
Global Equity	284,839,944	284,839,944	—
Flexible Income I	(1,471,548)	1,843,736	(3,315,284)
Growth & Income I	5,573,514	20,650,639	(15,077,125)
Capital Opportunities I	19,017,698	24,263,532	(5,245,834)
Global Equity I	21,206,471	21,640,530	(434,059)
Low-Duration Bond	(6,663,575)	1,374,439	(8,038,014)
Medium-Duration Bond	(18,773,404)	5,019,573	(23,792,977)
Extended-Duration Bond	(704,433)	17,118,987	(17,823,420)
Global Bond	(189,523)	708,686	(898,209)
Equity Index	156,849,739	184,360,976	(27,511,237)
Real Estate Securities	(10,117,003)	628,554	(10,745,557)
Value Equity	335,445,221	353,333,117	(17,887,896)
Growth Equity	342,523,060	364,122,202	(21,599,142)
Small Cap Equity	82,253,026	97,998,682	(15,745,656)
International Equity	487,538,387	498,197,138	(10,658,751)

The differences between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and on investments in PFIC’s.

At June 30, 2007, the aggregate cost of investment securities for federal income tax purposes was as follows (excluding foreign currency and derivative related items):

Fund	Federal Tax Cost
MyDestination 2005	$41,437,138
MyDestination 2015	114,565,954
MyDestination 2025	72,433,908
MyDestination 2035	22,888,421
MyDestination 2045	8,114,487
Flexible Income	270,420,182
Growth & Income	1,129,001,319
Capital Opportunities	871,604,495
Global Equity	758,026,374
Flexible Income I	67,412,782
Growth & Income I	336,635,322
Capital Opportunities I	229,814,736
Global Equity I	178,598,473
Money Market	1,082,662,516
Low-Duration Bond	840,228,583
Medium-Duration Bond	1,594,933,130
Extended-Duration Bond	667,232,026
Global Bond	160,022,959
Equity Index	432,423,923
Real Estate Securities	167,697,627
Value Equity	1,534,405,130
Growth Equity	1,457,776,103
Small Cap Equity	831,547,940
International Equity	1,379,486,930

159

At December 31, 2006, capital contributions, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of paydown gains, net operating losses and foreign currency transactions. The following amounts were reclassified within the capital accounts:

Fund	Paid in Capital	Accumulated Undistributed Income	Accumulated Net Realized Gain (Loss) on Investments, Currency Translations and Derivative Transactions
Flexible Income	—	$612,161	$(612,161)
Growth & Income	—	5,346,259	(5,346,259)
Capital Opportunities	—	6,412,948	(6,412,948)
Global Equity	—	7,873,941	(7,873,941)
Flexible Income I	—	150,880	(150,880)
Growth & Income I	—	1,372,050	(1,372,050)
Capital Opportunities I	—	1,448,411	(1,448,411)
Global Equity I	—	1,466,148	(1,466,148)
Low-Duration Bond	—	(67,136)	67,136
Medium-Duration Bond	—	(1,289,737)	1,289,737
Extended-Duration Bond	—	969,512	(969,512)
Global Bond	$(5,039)	(9,600)	14,639
Equity Index	—	(1,381)	1,381
Real Estate Securities	(10,185)	10,185	—
Growth Equity	(1,702,251)	1,702,251	—
Small Cap Equity	—	1,150,662	(1,150,662)
International Equity	—	1,013,509	(1,013,509)

Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

10. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes, an interpretation of FAS Statement No. 109”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management has evaluated the impact of FIN 48 and has determined it will have no impact on the financial statements.

In September 2006, the Financial Accounting Standards Board issued FASB Statement No. 157, Fair Value Measurements, (“Statement 157”). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

160

FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling 1-888-98-GUIDE.

Name, (DOB), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

DISINTERESTED TRUSTEES

Michael R. Buster (11/18/57) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Executive Pastor, Prestonwood Baptist Church, 1989 - present.	24	None

William Craig George (7/8/58) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2004	Regional loan administrator, SunTrust Bank, 1995 - present.	24	None

Joseph A. Mack (11/22/39) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Director, Office of Public Policy, South Carolina Baptist Convention, 1999 - Present,	24	None

Kevin P. Mahoney (7/26/57) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2004	Executive Pastor, FBC West Palm Beach, FL, July 2000 - present.	24	None

Franklin Raymond Morgan (6/1/43) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2005	Retired - Senior Vice President, Director of International Administration, Prudential Securities, Inc., January 1962 - May 2003.	24	None

James Ray Taylor (10/19/33) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Retired since 1994.	24	None

INTERESTED TRUSTEES[2]

Barry Hartis (10/6/45) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2005	Certified Public Accountant 1976 - present; Vice President of Business and Finance, Greensboro College, January 1998 - June 30, 2005.	24	None

Gerald B. Jones (5/24/32) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2000	President, Flying Investments, November 2006 - present. Owner Jones Motorcars, Inc. 1957 - October 2006.	24	Bank of Arkansas — Director

OFFICERS WHO ARE NOT TRUSTEES

Jeffrey P. Billinger (12/5/46) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Treasurer	Since 2000	Executive Officer and Treasurer, GuideStone Financial Resources of the Southern Baptist Convention, 1995 - present.	N/A	N/A

Rodric E. Cummins (6/28/57) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Investment Officer	Since 2000	Executive Officer and Chief Investment Officer, GuideStone Financial Resources of the Southern Baptist Convention, 1998 - present.	N/A	N/A

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FUND MANAGEMENT (Continued)

Name, (DOB), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

John R. Jones (12/6/53) 2401 Cedar Springs Road Dallas, TX 75201-1407 President	Since 2000	Executive Vice President and Chief Operating Officer, GuideStone Financial Resources of the Southern Baptist Convention, 1995 - present.	N/A	N/A

Rodney R. Miller (5/23/53) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President, Secretary and Chief Legal Officer	Since 2000	General Counsel, Legal and Compliance, GuideStone Financial Resources of the Southern Baptist Convention, 1995 - present.	N/A	N/A

Curtis D. Sharp (10/30/47) 2401 Cedar Springs Road Dallas, TX 75201-1407 Chief Compliance Officer and AML Officer	Since 2006	Executive Officer, Denominational and Public Relations Services, GuideStone Financial Resources of the Southern Baptist Convention, 1985 - present.	N/A	N/A

Patricia A. Weiland (8/25/59) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President — Fund Operations and Sales	Since 2000	Executive Officer, Financial Solutions and Services, GuideStone Financial Resources of the Southern Baptist Convention, 2006 - present; Director, Mutual Funds, GuideStone Financial Resources of the Southern Baptist Convention, 2000 - 2006.	N/A	N/A

[1]	Each Trustee and officer serves for an indefinite term, until his/her successor is elected. Officers serve at the pleasure of the Board of Trustees.

[2]

Messrs. Jones and Hartis serve as trustees and are to be “interested persons” of the Trust as the term is defined in the Investment Company Act of 1940, as amended, due to their positions on the Board of Trustees of GuideStone Financial Resources of the Southern Baptist Convention.

PROXY VOTING

A description of the policies and procedures that GuideStone Funds uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how GuideStone Funds voted proxies during the most recent 12-month period ended June 30 is available without charge by calling 1-888-98-GUIDE, by visiting our website at www.GuideStoneFunds.org or by visiting the SEC’s website at www.sec.gov.

QUARTERLY SCHEDULES OF INVESTMENTS

In addition to the semi-annual and annual reports that GuideStone Funds delivers to shareholders and makes available through its website, GuideStone Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for each Fund’s first and third fiscal quarters on Form N-Q. GuideStone Funds does not deliver the schedule for the first and third fiscal quarters to shareholders, however the schedule is posted to our website, www.GuideStoneFunds.org. You may also obtain the Form N-Q filings by accessing the SEC’s website at www.sec.gov or copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) 732-0330. You can also request copies of this information, upon payment of a fee for duplication, at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

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BOARD REVIEW OF NEW SUB-ADVISORY AGREEMENTS FOR INTERNATIONAL EQUITY FUND AND SMALL CAP EQUITY FUND

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”) of GuideStone Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), recently considered the approval of (i) a new sub-advisory agreement among GuideStone Capital Management (the “Adviser”), The Boston Company Asset Management, LLC (“Boston Company”) and the Trust on behalf of the International Equity Fund (the “Boston Company Sub-Advisory Agreement”); and (ii) a new sub-advisory agreement among the Adviser, Western Asset Management Company (“WAMCO”), Western Asset Management Company Limited (“WAMCL”) (WAMCO and WAMCL together known as “Western”), and the Trust on behalf of the Small Cap Equity Fund (the “Western Sub-Advisory Agreement”). The Boston Company Sub-Advisory Agreement was approved for an initial two-year term at the meeting of the Board held on February 22-23, 2007 and the Western Sub-Advisory Agreement was approved for an initial two-year term at the meeting of the Board held on May 21-22, 2007 (together, the Boston Company Sub-Advisory Agreement and the Western Sub-Advisory Agreement are the “New Sub-Advisory Agreements”). The Board’s decision to approve the New Sub-Advisory Agreements reflects the exercise of its business judgment to enter into each new sub-advisory arrangement. In approving the New Sub-Advisory Agreements, the Board considered information provided by the Adviser, Boston Company and Western (Boston Company and Western are each a “Sub-Adviser” and together, “Sub-Advisers”) with the assistance and advice of counsel to the Independent Trustees and counsel to the Trust.

The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the New Sub-Advisory Agreements. The factors considered by the Board included, but were not limited to: (i) the resources of the Sub-Adviser; (ii) the experience and expertise of the Sub-Adviser; (iii) the financial capability of the Sub-Adviser; (iv) the compliance procedures and history of the Sub-Adviser; (v) the performance of similarly managed funds and accounts in comparison to relevant benchmarks for the funds; (vi) the amount of the contractual sub-advisory fee in comparison to similarly managed funds and the Sub-Adviser’s other clients and the effect of any fee waiver and expense reimbursement arrangement; (vii) the total expenses of the fund in comparison to similarly managed funds and the use of past and anticipated expense caps; (viii) the anticipated profitability of the Sub-Adviser with respect to the fund and its overall business; (ix) the extent of any anticipated economies of scale and whether the fee structure reflects such economies of scale; (x) the existence of any collateral benefits to be realized by the Sub-Adviser; and (xi) the existence of any collateral benefits to be realized by the fund. No one factor was determinative in the Board’s consideration of the New Sub-Advisory Agreements.

The Board undertook a review of the terms of the New Sub-Advisory Agreements and the nature and quality of the services to be provided by each Sub-Adviser. Management provided the Board with substantial detailed information in the form of reports about the Sub-Advisers prior to the meetings which addressed most, if not all, of the factors listed previously. Management also provided additional information about the Sub-Advisers in presentations made during the meetings, discussed the comprehensive screening process used to recommend the Sub-Advisers and responded to questions from the Board. In addition, the Independent Trustees met separately in executive session with counsel to the Independent Trustees to discuss and consider information presented in connection with the approval of the New Sub-Advisory Agreements as well as the Board’s responsibilities and duties in approving each agreement.

APPROVAL OF NEW SUB-ADVISORY AGREEMENTS FOR INTERNATIONAL EQUITY FUND AND SMALL CAP EQUITY FUND

In considering the approval of the New Sub-Advisory Agreements, the Board took into account the materials provided prior to and during the meetings, and the extensive discussions during the meetings, including the discussions the Independent Trustees had during their executive session with their independent legal counsel. More specifically, the Board examined the nature, extent and quality of the services to be provided by the Sub-Advisers to the Funds. The Board evaluated each Sub-Adviser’s experience in serving as a Sub-Adviser to its client accounts and portfolios and noted that Western currently provides investment advice to two other series of the Trust. The Board considered the experience of key personnel at each Sub-Adviser in providing investment management services and the systems used by such persons, and the ability of each Sub-Adviser to attract and retain

163

capable personnel. The Board also considered the reputation, compliance history, compliance program and financial condition of the Sub-Advisers. The Board noted the terms of the New Sub-Advisory Agreements and the responsibilities that each Sub-Adviser would have to its respective Fund, including the responsibility of the day-to-day management of the investment portfolio of the Fund, compliance with the Fund’s policies and objectives, and the implementation of Board of Trustees directives as they relate to the Fund. The Board concluded that the International Equity Fund and Small Cap Equity Fund are likely to benefit from the extent and quality of these services as a result of each Sub-Adviser’s experience, personnel, operations and resources.

The Board considered reports for each Sub-Adviser. The reports compiled by management included, among other things, a summary of the composite investment performance of the Sub-Adviser’s client accounts and portfolios, including a comparison with the relevant benchmark for the respective fund and the peer universe of similarly managed funds, information regarding management style, risk versus return analysis, organizational structures, investment management experience, investment philosophies and personnel. Management also provided additional information regarding compliance procedures and policies, brokerage and soft dollar practices, compliance history, financial information and potential economies of scale.

The Board reviewed the services to be provided to each Fund by each Sub-Adviser, examined the investment philosophy and process of each Sub-Adviser and noted that each Sub-Adviser would fulfill a particular investment mandate for the International Equity Fund and Small Cap Equity Fund. The Board was able to review a composite performance record for the client accounts managed by Boston Company and determined that, although past performance is not a guarantee of future performance, the performance was favorable and the International Equity Fund would benefit from the investment management expertise of Boston Company. The Board noted that the proposed investment strategy for the Small Cap Equity Fund had not been implemented previously for a small cap equity fund by Western, and therefore, an investment performance history for a comparably managed fund was not available. The Board then considered simulated historical performance information for the portion of the Small Cap Equity Fund’s assets proposed to be managed by Western, and it was noted that the simulated historical performance of the strategy to be implemented by Western, which covered a period of 15 years, indicated that the long-term performance of the strategy was positive.

The Board examined the proposed fees, noting that the proposed sub-advisory fees to be paid to Boston Company included breakpoints at various asset levels and would allow shareholders to benefit from economies of scale. The Board further noted that the proposed sub-advisory fees to be paid to Western do not provide economies of scale benefits to shareholders. The Board also noted that the fee schedules for each fund were below or on par with the standard fee for each Sub-Adviser. The Board also considered that the aggregate management fee for the International Equity Fund would remain the same and the aggregate management fee for the Small Cap Equity Fund would remain the same, or decrease after the hiring of Western given the Adviser’s proposed allocation of each Funds assets among the sub-advisers to each Fund based on both current Fund assets and projected asset growth in the near term.

The Board also considered information related to the financial capability of each Sub-Adviser. Specifically, the Board considered the representations of the Adviser with respect to the level of assets and shareholder’s equity for the Sub-Advisers who made their most recent year-end financial statements available to the Adviser for review. The Board also relied upon other relevant information, particularly the independent negotiation of the fee schedules, the level of the fees, and the Sub-Adviser’s performance history. The Board noted that, based on the Adviser’s representations and the other information provided, no concerns appeared to be raised regarding the financial capability of the Sub-Advisers. The Board noted that there is no historical profitability information with regard to the Sub-Advisers’ arrangement with the Funds.

Finally, the Board reviewed information regarding the compliance history and compliance program of each Sub-Adviser, noting that Boston Company and Western had no significant compliance or regulatory issues based on available information. The Board also considered that the Trust currently employs Western to manage assets of two other Funds of the Trust, and that the Adviser and the Board were familiar with each Sub-Adviser’s organization generally.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable judgment determined to approve each New Sub-Advisory Agreement.

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INVESTMENT SUB-ADVISERS (Assets under management as of 6/30/2007)

GuideStone Funds employs a broad array of proven investment managers for the benefit of their investors. Each manager is distinctive in their investment management process and business approach.

Fund	Sub-Adviser	Firm Established	Total Assets Managed
Money Market	BlackRock Institutional Management Corporation	1988	$1.23Tr
Low-Duration Bond	BlackRock Financial Management, Inc. Payden & Rygel PIMCO (Pacific Investment Management Company LLC)	1988 1983 1971	1.23Tr 53.45B 692.7B
Medium-Duration Bond	Goldman Sachs Asset Management, L.P. PIMCO (Pacific Investment Management Company LLC) Western Asset Management Company	1984 1971 1971	701.1B 692.7B 604.49B
Extended-Duration Bond	Loomis, Sayles & Company, L.P. STW Fixed Income Management Ltd.	1926 1977	115B 10.3B
Global Bond	Western Asset Management Company	1971	604.49B
Equity Index	Northern Trust Investments, N.A.	1889	767B
Real Estate Securities	RREEF America L.L.C.	1975	40.7B
Value Equity	Aronson+Johnson+Ortiz, LP Barrow, Hanley, Mewhinney & Straus, Inc. Equinox Capital Management LLC Northern Trust Investments, N.A. TCW Investment Management Company	1984 1979 1989 1889 1971	30.6B 71.7B 1.25B 767B 161.5B
Growth Equity	Marsico Capital Management LLC RCM Capital Management LLC Sands Capital Management, LLC TCW Investment Management Company	1997 1970 1992 1971	93.6B 157.24B 19.22B 161.5B
Small Cap Equity	Aronson+Johnson+Ortiz, L.P. Lord, Abbett & Company LLC Lotsoff Capital Management Provident Investment Council, Inc. TimesSquare Capital Management, LLC Western Asset Management Company	1984 1929 1981 1951 2000 1971	30.6B 117.46B 5.36B 3.0B 10.1B 604.49B
International Equity	AllianceBernstein L.P. Capital Guardian Trust Company Genesis Asset Managers, LLP Mondrian Investment Partners Ltd Philadelphia International Advisors, L.P. The Boston Company Asset Management, LLC Walter Scott & Partners Limited	1962 1968 1989 1990 1956 1970 1983	792.9B 152.87B 22.9B 61.8B 10.1B 76B 33.17B
Custodian for GuideStone Funds Assets	The Northern Trust Company	1889	4.0T

You should consider the investment objectives, risks, charges and expenses of each investment fund carefully before investing. To obtain a prospectus with this and other information about GuideStone Funds call 1-888-98-GUIDE, visit www.GuideStoneFunds.org or write to GuideStone Funds, 2401 Cedar Springs, Dallas, TX 75201-1498. Read it carefully before you invest. Shares of GuideStone Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

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2401 Cedar Springs Road, Dallas, TX 75201-1498 1-888-98-GUIDE • www.GuideStoneFunds.org	Funds distributed by PFPC Distributors, Inc. 760 Moore Road, King of Prussia, PA 19406

8/07            2239

12134

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones,
President
(principal executive officer)

Date August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones,
President
(principal executive officer)

Date August 29, 2007

By (Signature and Title)*	/s/ Jeffrey P. Billinger
Jeffrey P. Billinger, Vice President and Treasurer
(principal financial officer)

Date August 28, 2007

*	Print the name and title of each signing officer under his or her signature.